Schedule of Investments	July 31, 2024 (Unaudited)

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.8%
Materials — 0.8%
Kingsgate Consolidated * (A)	5,864,739	$5,782,822
Silver Mines * (A)	35,310,741	3,573,985

TOTAL AUSTRALIA		9,356,807
BOSNIA AND HERZEGOVINA — 1.2%
Materials — 1.2%
Adriatic Metals, Cl CDI * (A)	6,787,513	14,183,220

BRAZIL — 23.4%
Materials — 23.4%
Wheaton Precious Metals	4,727,584	282,520,420

CANADA — 44.7%
Materials — 44.7%
AbraSilver Resource *	2,461,107	4,587,463
Aya Gold & Silver *	2,774,274	31,288,276
Discovery Silver * (A)	7,764,977	5,508,471
Dolly Varden Silver *	3,513,263	2,822,919
Endeavour Silver *	5,239,159	23,628,607
First Majestic Silver	7,348,737	45,429,233
Fortuna Mining *	7,945,211	38,246,519
GoGold Resources *	7,829,334	8,727,912
Guanajuato Silver *	8,608,311	1,744,780
MAG Silver *	2,426,219	33,211,337
McEwen Mining *	1,019,838	9,627,271
New Pacific Metals * (A)	2,370,848	3,621,187
Pan American Silver	7,977,146	183,314,815
Prime Mining *	2,837,822	3,985,215
Silvercorp Metals	4,426,466	16,405,593
SilverCrest Metals *	3,690,923	36,095,675
SSR Mining (A)	5,261,959	29,309,112
Triple Flag Precious Metals	3,309,596	51,173,021
Vizsla Silver *	4,839,366	10,194,039

TOTAL CANADA		538,921,445

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 6.5%
Materials — 6.5%
Fresnillo	4,669,604	$35,267,644
Industrias Penoles *	2,916,142	42,603,018

TOTAL MEXICO		77,870,662
PERU — 7.6%
Materials — 7.6%
Cia de Minas Buenaventura SAA ADR	4,667,721	72,349,676
Hochschild Mining *	7,981,938	18,618,439

TOTAL PERU		90,968,115
SOUTH KOREA — 4.3%
Materials — 4.3%
Korea Zinc	148,322	52,142,980

UNITED STATES — 11.5%
Materials — 11.5%
Coeur Mining *	9,950,003	64,575,519
Gatos Silver *	1,196,193	15,203,613
Gold Resource *	2,240,995	1,003,966
Hecla Mining	9,718,420	56,172,468
Hycroft Mining Holding * (A)	419,674	1,061,775

TOTAL UNITED STATES		138,017,341
TOTAL COMMON STOCK (Cost $1,134,844,886)		1,203,980,990

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Vizsla Royalties#*(B)	1,612,659	—

TOTAL RIGHTS (Cost $–)		—

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Silver Miners ETF

	Number of Warrants	Value
WARRANTS — 0.0%
Canada — 0.0%
Vizsla Royalties*(B) Expires 12/21/25	$1,612,659	$—

TOTAL WARRANTS (Cost $–)		—

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.5%
Bank of America Securities, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,553,126 (collateralized by various U.S. Government Obligations, ranging in par value $180 - $975,277, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $1,583,953)	1,552,895	1,552,895
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,553,125 (collateralized by various U.S. Government Obligations, ranging in par value $295 - $606,383, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $1,583,953)	1,552,895	1,552,895
Deutsche Bank Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,553,125 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $196,318 - $731,360, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $1,583,953)	1,552,895	1,552,895

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $396,545 (collateralized by various U.S. Government Obligations, ranging in par value $297 - $205,538, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $404,416)	$396,486	$396,486
Nomura Securities International, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,553,125 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $752 - $384,943, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $1,583,953)	1,552,895	1,552,895

TOTAL REPURCHASE AGREEMENTS (Cost $6,608,066)		6,608,066
TOTAL INVESTMENTS — 100.5% (Cost $1,141,452,952)		$1,210,589,056

Percentages are based on Net Assets of $1,205,044,031.

*	Non-income producing security.
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $7,091,883.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $6,608,066. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $1,842,066.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Silver Miners ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stocks	$1,203,980,990	$—	$—		$1,203,980,990
Rights	—	—	—	^	—
Warrants	—	—	—	^	—
Repurchase Agreements	—	6,608,066	—		6,608,066
Total Investments in Securities	$1,203,980,990	$6,608,066	$—		$1,210,589,056

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 14.0%
Materials — 14.0%
29Metals * (A)	10,456,743	$2,731,308
BHP Group	3,614,797	99,847,794
Develop Global * (A)	3,327,840	4,693,863
Glencore	17,923,241	98,946,862
Sandfire Resources *	12,549,935	71,297,602
SolGold * (A)	39,538,554	5,566,092
WA1 Resources *	1,297,524	13,488,779

TOTAL AUSTRALIA		296,572,300
BRAZIL — 2.4%
Materials — 2.4%
ERO Copper *	2,569,160	50,213,413

CANADA — 23.9%
Materials — 23.9%
Altius Minerals	1,073,674	17,121,892
Capstone Copper *	13,081,812	87,878,110
Filo *	2,179,102	50,397,994
Foran Mining *	6,092,472	17,111,579
HudBay Minerals	9,850,608	82,144,851
Ivanhoe Mines, Cl A * (A)	7,604,910	99,365,613
NGEx Minerals *	3,451,911	22,913,623
Solaris Resources *	1,996,363	4,971,218
Taseko Mines *	7,911,825	17,326,897
Teck Resources, Cl B	2,203,156	107,937,021

TOTAL CANADA		507,168,798
CHILE — 9.1%
Materials — 9.1%
Antofagasta PLC	3,787,592	98,272,868
Lundin Mining	9,447,493	95,333,202

TOTAL CHILE		193,606,070
CHINA — 12.2%
Materials — 12.2%
China Gold International Resources *	6,689,300	36,477,750

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Nonferrous Mining	32,018,200	$22,788,171
Jiangxi Copper, Cl H	30,472,501	53,596,027
Jinchuan Group International Resources (A)	137,714,500	9,695,721
MMG * (A)	110,542,460	34,385,327
Wanguo International Mining Group (A)	6,459,890	5,937,277
Zijin Mining Group, Cl H	47,007,335	95,434,759

TOTAL CHINA		258,315,032
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,674,616	13,054,616

GERMANY — 3.1%
Materials — 3.1%
Aurubis	848,881	66,183,195

JAPAN — 7.9%
Materials — 7.9%
Mitsubishi Materials	3,469,073	64,950,011
Nittetsu Mining	250,935	7,980,353
Sumitomo Metal Mining	3,083,871	94,487,873

TOTAL JAPAN		167,418,237
JERSEY — 0.7%
Materials — 0.7%
Metals Acquisition, Cl A *	1,246,019	16,073,645

MEXICO — 4.6%
Materials — 4.6%
Southern Copper	923,391	98,442,714

POLAND — 5.0%
Materials — 5.0%
KGHM Polska Miedz	3,099,735	106,306,980

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SAUDI ARABIA — 1.1%
Materials — 1.1%
Al Masane Al Kobra Mining	1,450,226	$22,959,947

SWEDEN — 4.8%
Materials — 4.8%
Boliden	3,340,658	101,800,674

UNITED KINGDOM — 0.6%
Materials — 0.6%
Central Asia Metals	4,962,730	12,608,575

UNITED STATES — 4.5%
Materials — 4.5%
Freeport-McMoRan	2,105,877	95,627,875

ZAMBIA — 5.4%
Materials — 5.4%
First Quantum Minerals	9,300,961	113,783,518

TOTAL COMMON STOCK (Cost $2,168,009,774)		2,120,135,589

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.7%
Bank of America Securities, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $3,686,690 (collateralized by various U.S. Government Obligations, ranging in par value $428 - $2,315,036, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $3,759,865)	$3,686,142	3,686,142

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $3,686,689 (collateralized by various U.S. Government Obligations, ranging in par value $700 - $1,439,384, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $3,759,865)	$3,686,142	$3,686,142
Deutsche Bank Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $3,686,689 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $466,004 - $1,736,046, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $3,759,865)	3,686,142	3,686,142
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $940,611 (collateralized by various U.S. Government Obligations, ranging in par value $703 - $487,540, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $959,280)	940,471	940,471
Nomura Securities International, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $3,686,689 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,784 - $913,749, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $3,759,866)	3,686,142	3,686,142

TOTAL REPURCHASE AGREEMENTS (Cost $15,685,039)		15,685,039
TOTAL INVESTMENTS — 100.6% (Cost $2,183,694,813)		$2,135,820,628

Percentages are based on Net Assets of $2,123,826,878.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X Copper Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $14,646,415.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $15,685,039. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $1,106,845.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,120,135,589	$—	$—	$2,120,135,589
Repurchase Agreements	—	15,685,039	—	15,685,039
Total Investments in Securities	$2,120,135,589	$15,685,039	$—	$2,135,820,628

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		July 31, 2024 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 29.7%
Materials — 29.7%
Bellevue Gold *	785,607	$702,814
Capricorn Metals *	215,003	755,337
De Grey Mining *	1,178,957	939,230
Emerald Resources NL *	346,440	837,036
Firefinch *(A) (B)	825,148	—
Genesis Minerals *	663,736	905,849
Gold Road Resources	712,244	788,338
OceanaGold	491,399	1,209,422
Perseus Mining	951,258	1,571,568
Ramelius Resources	769,338	974,615
Red 5 *	4,113,814	1,047,667
Regis Resources *	523,563	572,662
Resolute Mining *	1,453,025	616,738
West African Resources *	647,483	632,097
Westgold Resources (B)	317,870	541,757

TOTAL AUSTRALIA		12,095,130
CANADA — 43.8%
Materials — 43.8%
Alamos Gold, Cl A	112,056	1,908,631
Artemis Gold *	91,745	782,999
Calibre Mining *	407,097	630,633
Centerra Gold	148,729	996,946
Dundee Precious Metals	126,377	1,067,588
Endeavour Silver *	138,231	622,387
Equinox Gold *	206,801	1,160,163
Fortuna Mining *	211,366	1,017,470
K92 Mining *	154,966	886,193
Karora Resources *	119,669	551,805
Lundin Gold	67,246	1,163,400
McEwen Mining *	27,131	256,117
New Gold *	451,106	1,041,680
Novagold Resources * (B)	159,352	761,703
Orla Mining *	138,881	516,738
Osisko Mining *	253,268	599,505
Seabridge Gold *	48,237	800,734
Skeena Resources *	51,302	333,856
SSR Mining	139,918	775,831

Schedule of Investments		July 31, 2024 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Torex Gold Resources *	59,714	$946,208
Victoria Gold * (B)	44,764	20,090
Wesdome Gold Mines *	103,446	995,184

TOTAL CANADA		17,835,861
EGYPT — 3.2%
Materials — 3.2%
Centamin	806,343	1,312,247

INDONESIA — 5.6%
Materials — 5.6%
Aneka Tambang	5,853,834	473,419
Bumi Resources Minerals *	51,457,400	496,852
Merdeka Copper Gold *	8,787,153	1,329,422

TOTAL INDONESIA		2,299,693
PERU — 1.2%
Materials — 1.2%
Hochschild Mining *	212,364	495,354

SOUTH AFRICA — 1.2%
Materials — 1.2%
Pan African Resources	1,316,747	498,934

TURKEY — 5.3%
Materials — 5.3%
Eldorado Gold *	99,237	1,681,666
Koza Altin Isletmeleri *	659,795	461,911

TOTAL TURKEY		2,143,577
UNITED KINGDOM — 0.7%
Materials — 0.7%
Greatland Gold *	3,119,787	284,112

Schedule of Investments		July 31, 2024 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 9.3%
Materials — 9.3%
Coeur Mining *	264,849	$1,718,870
Florida Canyon Gold *	63,035	24,640
Hecla Mining	355,087	2,052,403

TOTAL UNITED STATES		3,795,913
TOTAL COMMON STOCK (Cost $39,138,928)		40,760,821

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources# (A) Expires (Cost –)	46,614	—

(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.7%
Daiwa Capital Markets America, Inc. 5.360%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $31,583 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $3,669, 0.000% - 7.500%, 08/21/2024 - 08/01/2054, with a total market value of $32,210)	$31,578	31,578

Schedule of Investments		July 31, 2024 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17 - $71,104, 0.000% - 6.500%, 12/01/2026 - 04/20/2054, with a total market value of $253,980)	$249,000	$249,000

TOTAL REPURCHASE AGREEMENTS (Cost $280,578)		280,578
TOTAL INVESTMENTS — 100.7% (Cost $39,419,506)		$41,041,399

Percentages are based on Net Assets of $40,772,349.

*	Non-income producing security.
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $574,949.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $280,578. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $405,320.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$40,760,821	$—	$—	^	$40,760,821
Rights	—	—	—	^	—
Repurchase Agreements	—	280,578	—		280,578
Total Investments in Securities	$40,760,821	$280,578	$—		$41,041,399

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments		July 31, 2024 (Unaudited)

Global X Gold Explorers ETF

^	Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		July 31, 2024 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 90.3%
AUSTRALIA — 12.8%
Energy — 9.6%
Alligator Energy *(A)	233,799,865	$6,717,553
Aura Energy *	39,516,084	4,128,650
Bannerman Energy *(A)	9,190,389	18,244,068
Berkeley Energia *(A) (B)	24,122,607	4,923,034
Boss Energy *(A)	24,935,246	59,432,051
Deep Yellow *(A)	58,355,637	49,157,153
Elevate Uranium *(A)	16,992,759	3,772,741
Lotus Resources *(A)	79,767,274	13,542,919
Paladin Energy *(A)	17,699,927	131,877,684
Peninsula Energy *	200,168,133	13,724,560
		305,520,413
Industrials — 1.1%
Silex Systems *(A)	11,399,061	34,910,504

Materials — 2.1%
Anson Resources *(A)	62,433,242	4,280,745
BHP Group	2,314,973	63,944,102
		68,224,847
TOTAL AUSTRALIA		408,655,764
CANADA — 39.7%
Energy — 37.6%
Cameco	15,775,252	717,591,542
CanAlaska Uranium *	9,863,258	4,997,851
Denison Mines *	57,107,331	112,441,232
Encore Energy *	11,449,947	44,757,113
F3 Uranium *	28,512,138	7,326,946
Fission Uranium *	47,671,994	40,030,050
Forsys Metals *	8,654,321	3,508,212
GoviEx Uranium, Cl A *	46,730,752	2,029,639
IsoEnergy, Cl Common Subs. Receipt *	7,358,177	19,175,097
Laramide Resources *	14,885,659	7,004,002
Mega Uranium *	20,694,689	4,643,927
NexGen Energy *	31,795,995	211,750,808
Skyharbour Resources *	11,505,906	3,206,612
Uranium Royalty *	6,432,399	15,598,492

Schedule of Investments		July 31, 2024 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Western Uranium & Vanadium *	2,993,019	$4,116,498
		1,198,178,021
Industrials — 1.5%
Aecon Group	3,940,977	48,012,337

Materials — 0.6%
American Lithium *	13,510,167	5,770,023
Global Atomic *	11,852,682	11,153,850
		16,923,873
TOTAL CANADA		1,263,114,231
CHINA — 1.2%
Energy — 1.2%
CGN Mining *	136,092,000	38,151,751

JAPAN — 4.0%
Industrials — 4.0%
ITOCHU	1,274,863	65,946,156
Mitsubishi Heavy Industries	5,174,244	62,932,783

TOTAL JAPAN		128,878,939
KAZAKHSTAN — 5.0%
Energy — 5.0%
NAC Kazatomprom JSC GDR	4,186,961	159,104,518

SOUTH AFRICA — 2.1%
Materials — 2.1%
Sibanye Stillwater	57,365,949	65,781,829

SOUTH KOREA — 11.0%
Industrials — 11.0%
Daewoo Engineering & Construction *	11,930,650	36,136,416
Doosan Enerbility *	4,323,481	59,132,847
GS Engineering & Construction *(A)	4,144,966	59,762,175
Hyundai Engineering & Construction	2,667,222	64,803,760
KEPCO Engineering & Construction	1,143,524	63,208,409

Schedule of Investments		July 31, 2024 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	604,123	$68,146,215

TOTAL SOUTH KOREA		351,189,822
UNITED KINGDOM — 3.1%
Energy — 3.1%
Yellow Cake *(A)	13,619,409	97,351,467

UNITED STATES — 11.4%
Energy — 8.5%
Centrus Energy, Cl A *(A)	865,186	37,799,976
Energy Fuels *(A)	10,296,495	58,956,369
Uranium Energy *(A)	25,887,895	153,515,217
Ur-Energy *(A)	17,612,289	21,839,239
		272,110,801
Industrials — 1.6%
NuScale Power * (B)	5,018,068	51,284,655

Utilities — 1.3%
Oklo, Cl A *	4,470,466	40,681,240

TOTAL UNITED STATES		364,076,696
TOTAL COMMON STOCK (Cost $2,553,911,500)		2,876,305,017

EXCHANGE TRADED FUND — 9.7%
Sprott Physical Uranium Trust *	16,517,612	310,276,906

TOTAL EXCHANGE TRADED FUND (Cost $252,061,744)		310,276,906

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $657,596)	657,596	657,596

Schedule of Investments		July 31, 2024 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.1%
BNP Paribas 5.260%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $2,041,553 (collateralized by U.S. Treasury Obligations, ranging in par value $1,075,968 - $1,134,030, 0.750%, 03/31/2026, with a total market value of $2,088,492) (Cost $2,041,254)	$2,041,254	$2,041,254
TOTAL INVESTMENTS — 100.1% (Cost $2,808,672,094)		$3,189,280,773

Percentages are based on Net Assets of $3,185,938,006.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $2,801,524.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $2,041,254. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,876,305,017	$—	$—	$2,876,305,017
Exchange Traded Fund	310,276,906	—	—	310,276,906
Short-Term Investment	657,596	—	—	657,596
Repurchase Agreement	—	2,041,254	—	2,041,254
Total Investments in Securities	$3,187,239,519	$2,041,254	$—	$3,189,280,773

Schedule of Investments	July 31, 2024 (Unaudited)
Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Alligator Energy

$5,212,146	$4,398,188	$(1,142,091)	$(1,450,566)	$(300,124)	$6,717,553	$—	$—
Anson Resources

5,672,343	2,206,020	(1,346,279)	(268,627)	(1,982,712)	4,280,745	—	—
Bannerman Energy

12,949,123	8,142,959	(4,898,842)	1,449,866	600,962	18,244,068	—	—
Berkeley Energia

4,696,275	2,183,942	(1,622,201)	326,369	(661,351)	4,923,034	—	—
Boss Energy

49,117,727	39,452,698	(12,565,927)	(16,532,713)	(39,734)	59,432,051	—	—
Centrus Energy, Cl A

36,093,491	15,077,669	(6,642,661)	(7,533,261)	804,738	37,799,976	—	—
Deep Yellow

28,477,684	25,318,010	(4,411,869)	(1,447,612)	1,220,940	49,157,153	—	—
Elevate Uranium

2,899,999	2,748,971	(668,699)	(989,157)	(218,373)	3,772,741	—	—
Energy Fuels

68,385,258	26,659,005	(14,127,256)	(19,680,015)	(2,280,623)	58,956,369	—	—
GS Engineering & Construction

29,779,856	18,180,039	(6,416,656)	28,298,878	(10,079,942)	59,762,175	—	—
Lotus Resources

8,037,426	13,569,091	(5,536,716)	(640,409)	(1,886,473)	13,542,919	—	—
Paladin Energy

90,077,920	174,163,867	(145,202,869)	13,827,102	(988,336)	131,877,684	—	—
Silex Systems

19,397,454	14,865,541	(8,143,940)	8,947,935	(156,486)	34,910,504	—	—
Uranium Energy

122,202,117	85,080,831	(53,909,279)	(24,601,202)	24,742,750	153,515,217	—	—
Ur-Energy

22,951,661	10,977,506	(4,953,085)	(7,556,251)	419,408	21,839,239	—	—
Yellow Cake

73,071,357	42,793,689	(18,459,270)	(1,898,948)	1,844,639	97,351,467	—	—
Totals:

$579,021,837	$485,818,026	$(290,047,640)	$(29,748,611)	$11,039,283	$756,082,895	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	July 31, 2024 (Unaudited)
Global X Uranium ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

GLX-QH-001-3100

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 73.4%
CANADA — 2.3%
Energy — 2.3%
Parex Resources	65,399	$980,429

CHILE — 4.6%
Consumer Discretionary — 2.3%
Empresas Copec	138,887	964,279

Utilities — 2.3%
Enel Americas	10,765,673	1,004,386

TOTAL CHILE		1,968,665
COLOMBIA — 55.9%
Energy — 17.9%
Canacol Energy (A)	177,448	566,467
Ecopetrol	10,503,400	5,628,221
Geopark	160,791	1,574,144
		7,768,832
Financials — 10.7%
Bancolombia	369,367	3,323,310
Financiera Colombiana	399,848	1,300,322
		4,623,632
Materials — 9.6%
Cementos Argos	1,009,309	2,076,312
Grupo Argos	504,813	2,062,040
		4,138,352
Utilities — 17.7%
Celsia ESP	1,707,612	1,665,967
Grupo Energia Bogota ESP	3,227,908	1,956,313
Interconexion Electrica ESP	933,246	4,023,613
		7,645,893
TOTAL COLOMBIA		24,176,709

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
GUATEMALA — 3.4%
Communication Services — 3.4%
Millicom International Cellular *	59,734	$1,485,881

UNITED STATES — 7.2%
Industrials — 4.9%
Tecnoglass (A)	39,550	2,128,186

Utilities — 2.3%
Brookfield Renewable, Cl A	35,426	995,246

TOTAL UNITED STATES		3,123,432
TOTAL COMMON STOCK (Cost $30,601,575)		31,735,116

PREFERRED STOCK — 26.4%
COLOMBIA—26.4%
Financials — 26.4%
Banco Davivienda (B)	359,854	1,613,540
Bancolombia (B)	792,473	6,618,601
Grupo Aval Acciones y Valores (B)	14,508,787	1,519,155
Grupo de Inversiones Suramericana (B)	316,253	1,675,155
TOTAL COLOMBIA		11,426,451
TOTAL PREFERRED STOCK (Cost $13,289,181)		11,426,451

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.6%
Citigroup Global Markets 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $47 - $97,231, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $253,980)	$249,000	249,000

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities USA 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $186 - $129,082, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $253,980)	$249,000	$249,000
RBC Dominion Securities 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $215,449 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $14 - $61,514, 0.000% - 6.500%, 12/01/2026 - 04/20/2054, with a total market value of $219,725)	215,417	215,417

TOTAL REPURCHASE AGREEMENTS (Cost $713,417)		713,417
TOTAL INVESTMENTS — 101.4% (Cost $44,604,173)		$43,874,984

Percentages are based on Net Assets of $43,262,655.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $688,132.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $713,417. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $ —.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,735,116	$—	$—	$31,735,116
Preferred Stock	11,426,451	—	—	11,426,451
Repurchase Agreements	—	713,417	—	713,417
Total Investments in Securities	$43,161,567	$713,417	$—	$43,874,984

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 99.7%
Consumer Discretionary — 99.7%
AIMA Technology Group, Cl A	76,000	$293,796
Alibaba Group Holding	1,920,856	19,006,934
Anhui Jianghuai Automobile Group, Cl A	194,700	543,078
ANTA Sports Products	577,496	5,182,088
BAIC BluePark New Energy Technology, Cl A *	505,300	670,461
Beijing Roborock Technology, Cl A	11,554	502,982
Beiqi Foton Motor, Cl A *	713,000	281,151
Bethel Automotive Safety Systems, Cl A	59,240	343,100
Bosideng International Holdings	4,361,800	2,183,133
BYD, Cl A	67,249	2,298,670
BYD, Cl H	412,680	12,044,424
Changzhou Xingyu Automotive Lighting Systems, Cl A	25,430	438,822
China Tourism Group Duty Free, Cl A	149,550	1,419,645
China Tourism Group Duty Free, Cl H (A)	162,300	1,146,820
Chongqing Changan Automobile, Cl A	750,508	1,515,014
Chow Tai Fook Jewellery Group	1,543,100	1,402,459
Ecovacs Robotics, Cl A	56,250	320,335
Fuyao Glass Industry Group, Cl A	179,714	1,119,172
Fuyao Glass Industry Group, Cl H	579,200	3,025,008
Geely Automobile Holdings	3,182,100	3,242,386
Great Wall Motor, Cl A	222,700	727,790
Great Wall Motor, Cl H	1,946,097	2,660,563
Gree Electric Appliances of Zhuhai, Cl A	253,000	1,400,888
Guangzhou Automobile Group, Cl A	438,700	500,151
Guangzhou Automobile Group, Cl H	3,594,023	1,324,985
H World Group ADR	107,697	3,230,910
Haidilao International Holding	1,115,300	1,813,148
Haier Smart Home, Cl A	552,019	2,084,315
Haier Smart Home, Cl H	1,355,060	4,449,218
Hang Zhou Great Star Industrial, Cl A	106,500	358,949
Hangzhou Robam Appliances, Cl A	83,432	250,264
Hisense Home Appliances Group, Cl A	82,100	338,051
Hisense Home Appliances Group, Cl H	368,300	1,190,422
Hisense Visual Technology, Cl A	117,400	288,643
HLA Group, Cl A	425,100	385,834
Huayu Automotive Systems, Cl A	286,780	618,587

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Huizhou Desay Sv Automotive, Cl A	49,600	$654,073
Jason Furniture Hangzhou, Cl A	76,710	269,476
JD.com, Cl A	921,604	12,269,178
Li Auto, Cl A *	571,936	5,615,398
Li Ning	1,247,200	2,330,917
Meituan, Cl B *	1,335,400	18,683,976
Midea Group, Cl A	199,200	1,757,290
MINISO Group Holding	336,100	1,421,928
New Oriental Education & Technology Group *	758,040	5,312,684
Ningbo Joyson Electronic, Cl A	124,100	263,907
Ningbo Tuopu Group, Cl A	154,475	782,463
NIO ADR * (A)	720,927	3,200,916
Oppein Home Group, Cl A	49,155	309,786
PDD Holdings ADR *	142,811	18,406,910
Pop Mart International Group	430,300	2,283,146
SAIC Motor, Cl A	693,200	1,407,961
Sailun Group, Cl A	292,953	534,219
Seres Group, Cl A *	131,600	1,449,901
Shandong Linglong Tyre, Cl A	131,734	308,210
Shanghai Jinjiang International Hotels, Cl A	80,456	267,274
Shanghai Yuyuan Tourist Mart Group, Cl A	343,028	259,136
Shenzhen Kedali Industry, Cl A	26,400	287,866
Shenzhou International Group Holdings	444,592	3,776,073
Sichuan Changhong Electric, Cl A	406,000	253,904
Songcheng Performance Development, Cl A	227,980	257,706
TAL Education Group ADR *	294,310	2,948,986
Tongcheng Travel Holdings	1,212,700	2,114,308
Topsports International Holdings	2,375,200	1,061,117
TravelSky Technology, Cl H	1,122,200	1,265,563
Trip.com Group *	220,522	9,535,629
Vipshop Holdings ADR	231,581	3,158,765
Wuchan Zhongda Group, Cl A	458,000	276,285
XPeng, Cl A *	745,476	3,087,065
Yadea Group Holdings	1,235,700	1,664,051
Yum China Holdings	183,130	5,537,851
Zhejiang China Commodities City Group, Cl A	486,000	519,110
Zhejiang Leapmotor Technology * (A)	453,900	1,452,573

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Zhejiang Supor, Cl A	52,526	$365,042
Zhejiang Wanfeng Auto Wheel, Cl A	188,300	372,557
Zhongsheng Group Holdings	854,100	1,336,035

TOTAL CHINA		195,661,431
TOTAL COMMON STOCK (Cost $345,942,969)		195,661,431

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.6%
Bank of America Securities 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $280,854 (collateralized by various U.S. Government Obligations, ranging in par value $33 - $176,361, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $286,428)	$280,812	280,812
Citigroup Global Markets 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $280,854 (collateralized by various U.S. Government Obligations, ranging in par value $53 - $109,653, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $286,428)	280,812	280,812
Deutsche Bank Securities 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $280,854 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $35,500 - $132,253, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $286,428)	280,812	280,812

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities USA 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $85,437 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $64 - $44,284, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $87,132)	$85,424	$85,424
Nomura Securtities International 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $280,854 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $136 - $69,610, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $286,428)	280,812	280,812

TOTAL REPURCHASE AGREEMENTS (Cost $1,208,672)		1,208,672
TOTAL INVESTMENTS — 100.3% (Cost $347,151,641)		$196,870,103

Percentages are based on Net Assets of $196,206,951.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts MSCI China Future	21	Sep-2024	$477,773	$462,525	$(15,248)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $1,136,136.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $1,208,672. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $ —.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,661,431	$—	$—	$195,661,431
Repurchase Agreements	—	1,208,672	—	1,208,672
Total Investments in Securities	$195,661,431	$1,208,672	$—	$196,870,103

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(15,248)	$—	$—	$(15,248)
Total Other Financial Instruments	$(15,248)	$—	$—	$(15,248)

*	Futures contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BERMUDA — 0.2%
Energy — 0.2%
Cool	7,315	$88,975

BRAZIL — 2.8%
Materials — 2.8%
Yara International	50,159	1,426,627

DENMARK — 0.7%
Industrials — 0.7%
Cadeler *	58,063	374,360

FAROE ISLANDS — 1.6%
Consumer Staples — 1.6%
Bakkafrost P/F	15,241	794,492

GABON — 0.1%
Energy — 0.1%
BW Energy *	19,523	55,349

MEXICO — 0.9%
Energy — 0.9%
Borr Drilling (A)	64,112	435,055

NORWAY — 87.6%
Communication Services — 7.3%
Schibsted, Cl A	22,133	634,771
Schibsted, Cl B	29,467	799,297
Telenor	190,841	2,268,904
		3,702,972
Consumer Discretionary — 0.6%
Europris	47,674	284,051
Consumer Staples — 11.7%
Austevoll Seafood	27,322	225,132
Grieg Seafood	15,075	87,752

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Leroy Seafood Group	80,589	$349,345
Mowi	141,038	2,375,893
Orkla	212,406	1,789,071
Salmar	19,995	1,148,371
		5,975,564
Energy — 27.0%
Aker BP	95,768	2,320,083
Aker Solutions	82,146	391,779
Avance Gas Holding	5,709	87,610
BLUENORD *	7,094	330,874
BW Offshore	25,953	72,154
DNO	145,932	148,541
DOF Group *	42,775	441,657
Equinor	273,402	7,251,048
FLEX LNG	9,841	264,779
Frontline	43,826	1,077,764
Odfjell Drilling	28,661	149,668
Seadrill *	8,958	494,003
TGS	59,333	725,485
		13,755,445
Financials — 19.2%
DNB Bank	257,472	5,309,793
Gjensidige Forsikring	60,537	1,022,007
Protector Forsikring	16,137	332,790
Sparebank 1 Nord Norge	29,095	287,105
Sparebank 1 Oestlandet	10,493	144,385
SpareBank 1 SMN	39,388	586,651
SpareBank 1 SR-Bank	55,993	717,931
Storebrand	133,970	1,342,824
		9,743,486
Health Care — 0.1%
Nykode Therapeutics * (A)	49,421	67,886

Industrials — 13.3%
Aker, Cl A	6,766	396,016
Aker Carbon Capture *	106,929	62,293

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Belships	34,479	$72,524
Golden Ocean Group	39,377	488,319
Hoegh Autoliners	37,331	406,614
Kongsberg Gruppen	26,693	2,675,525
MPC Container Ships	114,791	240,301
NEL * (A)	505,887	272,410
Norconsult Norge	32,176	96,812
Norwegian Air Shuttle * (A)	220,784	229,981
Odfjell, Cl A	4,575	69,538
Stolt-Nielsen	7,036	275,404
TOMRA Systems	71,686	1,178,759
Wallenius Wilhelmsen, Cl B	31,788	294,783
		6,759,279
Information Technology — 2.2%
Crayon Group Holding *	23,046	274,626
Kitron	53,998	179,656
Nordic Semiconductor *	55,435	684,414
		1,138,696
Materials — 5.7%
Borregaard	28,829	493,029
Elkem *	85,883	178,921
Norsk Hydro	402,095	2,221,093
		2,893,043
Real Estate — 0.5%
Entra *	22,052	247,655

TOTAL NORWAY		44,568,077
SINGAPORE — 2.1%
Energy — 2.1%
BW LPG	25,301	410,249
Hafnia	85,164	672,932

TOTAL SINGAPORE		1,083,181

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 0.6%
Utilities — 0.6%
Scatec *	35,802	$288,459

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	23,654	314,103

UNITED KINGDOM — 2.6%
Energy — 2.6%
Subsea 7	69,257	1,331,366

UNITED STATES — 0.1%
Information Technology — 0.1%
REC Silicon * (A)	82,756	67,737

TOTAL COMMON STOCK (Cost $62,393,351)		50,827,781

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Citigroup Global Markets 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $47 - $97,231, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $253,980)	$249,000	249,000
HSBC Securities USA 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024 repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $186 - $129,082, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $253,980)	249,000	249,000

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024 repurchase price $87,362 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6 - $24,943, 0.000% - 6.500%, 12/01/2026 - 04/20/2054, with a total market value of $89,096)	$87,349	$87,349

TOTAL REPURCHASE AGREEMENTS (Cost $585,349)		585,349
TOTAL INVESTMENTS — 101.0% (Cost $62,978,700)		$51,413,130

Percentages are based on Net Assets of $50,912,667.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $737,236.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $585,349. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $177,785.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,827,781	$—	$—	$50,827,781
Repurchase Agreements	—	585,349	—	585,349
Total Investments in Securities	$50,827,781	$585,349	$—	$51,413,130

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 1.1%
Consumer Staples — 1.1%
Wilmar International	175,732	$417,784

INDONESIA — 22.6%
Communication Services — 1.8%
Telkom Indonesia Persero	4,100,675	726,319

Financials — 17.4%
Bank Central Asia	4,905,639	3,099,965
Bank Mandiri Persero	3,921,068	1,543,348
Bank Negara Indonesia Persero	1,315,692	402,152
Bank Rakyat Indonesia Persero	6,179,684	1,774,854
		6,820,319
Industrials — 1.3%
Astra International	1,786,255	518,519

Materials — 2.1%
Amman Mineral Internasional *	1,107,500	805,424

TOTAL INDONESIA		8,870,581
MALAYSIA — 16.2%
Financials — 10.5%
CIMB Group Holdings	738,045	1,193,530
Hong Leong Bank	54,400	228,280
Malayan Banking	671,339	1,493,326
Public Bank	1,313,255	1,203,352
		4,118,488
Health Care — 0.9%
IHH Healthcare	268,097	367,616

Materials — 1.8%
Petronas Chemicals Group	250,368	316,060
Press Metal Aluminium Holdings	326,226	380,579
		696,639

Schedule of Investments	July 31, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.0%
Tenaga Nasional	388,044	$1,189,174

TOTAL MALAYSIA		6,371,917
PHILIPPINES — 3.7%
Financials — 2.2%
Bank of the Philippine Islands	186,030	386,556
BDO Unibank	208,357	488,988
		875,544
Industrials — 1.5%
International Container Terminal Services	96,760	590,086

TOTAL PHILIPPINES		1,465,630
SINGAPORE — 37.8%
Communication Services — 3.9%
Singapore Telecommunications	664,858	1,530,923

Financials — 27.8%
DBS Group Holdings	178,465	4,881,904
Oversea-Chinese Banking	311,908	3,462,794
United Overseas Bank	107,602	2,602,366
		10,947,064
Industrials — 3.2%
Keppel	122,200	606,615
Singapore Airlines (A)	122,147	636,486
		1,243,101
Real Estate — 2.9%
CapitaLand Integrated Commercial Trust ‡	445,395	692,600
CapitaLand Investment	222,210	448,540
		1,141,140
TOTAL SINGAPORE		14,862,228
THAILAND — 18.6%
Communication Services — 1.6%
Advanced Info Service NVDR	98,734	648,163

Schedule of Investments	July 31, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 3.2%
CP ALL NVDR	526,517	$860,418
CP Axtra NVDR	139,500	119,365
Thai Beverage	718,900	271,415
		1,251,198
Energy — 4.2%
PTT NVDR	1,264,415	1,135,118
PTT Exploration & Production NVDR	121,785	502,241
		1,637,359
Financials — 2.6%
Kasikornbank NVDR	155,265	572,797
SCB X NVDR	148,907	430,283
		1,003,080
Health Care — 1.8%
Bangkok Dusit Medical Services NVDR	963,436	709,502

Industrials — 1.5%
Airports of Thailand NVDR	379,459	601,471

Information Technology — 1.8%
Delta Electronics Thailand NVDR	246,610	705,687

Materials — 1.0%
Siam Cement NVDR	63,765	395,345

Utilities — 0.9%
Gulf Energy Development NVDR	264,663	354,542

TOTAL THAILAND		7,306,347
TOTAL COMMON STOCK (Cost $37,309,869)		39,294,487

Schedule of Investments	July 31, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.2%
Daiwa Capital Markets America 5.360%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $237,504 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $19 - $27,590, 0.000% - 7.500%, 08/21/2024 - 08/01/2054, with a total market value of $242,218)	$237,469	$237,469
RBC Dominion Securities 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17 - $71,104, 0.000% - 6.500%, 12/01/2026 - 04/20/2054, with a total market value of $253,980)	249,000	249,000

TOTAL REPURCHASE AGREEMENTS (Cost $486,469)		486,469
TOTAL INVESTMENTS — 101.2% (Cost $37,796,338)		$39,780,956

Percentages are based on Net Assets of $39,310,227.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $458,803.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $486,469. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $ –.

Schedule of Investments	July 31, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,294,487	$—	$—	$39,294,487
Repurchase Agreements	—	486,469	—	486,469
Total Investments in Securities	$39,294,487	$486,469	$—	$39,780,956

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.8%
ARGENTINA — 47.9%
Communication Services — 2.3%
Telecom Argentina ADR * (A)	1,063,096	$6,740,029

Consumer Discretionary — 2.7%
Despegar.com * (A)	682,512	7,930,789

Consumer Staples — 1.1%
Cresud SACIF y A ADR	429,468	3,298,314

Energy — 11.3%
Transportadora de Gas del Sur ADR *	716,207	12,655,378
YPF ADR *	1,048,553	20,908,147
		33,563,525
Financials — 15.7%
Banco BBVA Argentina ADR	868,909	7,976,585
Banco Macro ADR	297,765	15,727,947
Grupo Financiero Galicia ADR (A)	637,861	18,478,833
Grupo Supervielle ADR	714,474	4,486,897
		46,670,262
Industrials — 2.1%
Corp America Airports *	389,135	6,179,464

Materials — 2.5%
Bioceres Crop Solutions *	302,775	3,360,802
Loma Negra Cia Industrial Argentina ADR (A)	633,715	4,093,799
		7,454,601
Real Estate — 1.1%
IRSA Inversiones y Representaciones ADR	355,833	3,423,113

Utilities — 9.1%
Central Puerto ADR (A)	1,130,312	9,596,349
Empresa Distribuidora Y Comercializadora Norte ADR *	250,198	4,133,271

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR *	293,167	$13,318,577
		27,048,197
TOTAL ARGENTINA		142,308,294
BRAZIL — 31.0%
Consumer Discretionary — 27.7%
Arcos Dorados Holdings, Cl A	1,187,589	11,472,110
MercadoLibre *	42,346	70,671,239
		82,143,349
Consumer Staples — 3.3%
Adecoagro	1,030,872	9,958,224

TOTAL BRAZIL		92,101,573
CANADA — 10.5%
Materials — 10.5%
Filo *	672,020	15,542,393
Lithium Americas Argentina * (A)	1,328,792	4,011,048
SSR Mining	2,068,424	11,469,201

TOTAL CANADA		31,022,642
CHILE — 6.4%
Consumer Staples — 6.4%
Cencosud	5,734,479	10,566,469
Cia Cervecerias Unidas	1,538,049	8,466,310

TOTAL CHILE		19,032,779
TOTAL COMMON STOCK (Cost $273,285,513)		284,465,288

PREFERRED STOCK — 4.1%
CHILE—4.1%
Consumer Staples — 4.1%
Embotelladora Andina (B)	3,841,041	12,236,369
TOTAL PREFERRED STOCK (Cost $9,991,164)		12,236,369

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.6%
Bank of America Securities 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,816,086 (collateralized by various U.S. Government Obligations, ranging in par value $211 - $1,140,401, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $1,852,132)	$1,815,816	$1,815,816
Citigroup Global Markets 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,816,085 (collateralized by various U.S. Government Obligations, ranging in par value $345 - $709,049, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $1,852,132)	1,815,816	1,815,816
Deutsche Bank Securities 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,816,085 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $229,556 - $855,187, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $1,852,132)	1,815,816	1,815,816
HSBC Securities USA 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $463,684 (collateralized by various U.S. Government Obligations, ranging in par value $347 - $240,338, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $472,887)	463,615	463,615

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securtities International 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,816,085 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $879 - $450,118, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $1,852,133)	$1,815,816	$1,815,816

TOTAL REPURCHASE AGREEMENTS (Cost $7,726,879)		7,726,879
TOTAL INVESTMENTS — 102.5% (Cost $291,003,556)		$304,428,536

Percentages are based on Net Assets of $297,007,116.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $8,521,430.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $7,726,879. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $573,528.

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$284,465,288	$—	$—	$284,465,288
Preferred Stock	12,236,369	—	—	12,236,369
Repurchase Agreements	—	7,726,879	—	7,726,879
Total Investments in Securities	$296,701,657	$7,726,879	$—	$304,428,536

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.8%
GREECE — 96.0%
Communication Services — 4.8%
Hellenic Telecommunications Organization	605,011	$9,931,521

Consumer Discretionary — 11.3%
Autohellas Tourist and Trading	175,693	2,254,790
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot -Integrated Information Systems & Gaming Services *	1,815,116	2,423,742
JUMBO	319,237	8,553,243
OPAP	566,352	9,872,995
		23,104,777
Consumer Staples — 1.6%
Sarantis	268,221	3,186,853

Energy — 7.9%
HELLENiQ ENERGY Holdings	559,883	4,483,281
Motor Oil Hellas Corinth Refineries	307,048	7,814,668
Tsakos Energy Navigation	154,277	3,997,317
		16,295,266
Financials — 41.0%
Alpha Services and Holdings	7,957,245	14,663,725
Eurobank Ergasias Services and Holdings	9,721,065	22,279,566
Hellenic Exchanges - Athens Stock Exchange	488,803	2,538,879
National Bank of Greece	2,958,317	25,961,662
Optima bank	314,256	4,162,286
Piraeus Financial Holdings	3,469,795	14,643,179
		84,249,297
Industrials — 17.2%
Aegean Airlines	260,987	3,247,758
Athens International Airport	348,085	2,998,986
Capital Product Partners (B)	134,113	2,204,818
Ellaktor	834,591	1,768,289
GEK TERNA	333,560	6,460,914
Intrakat Technical And Energy Projects *	353,515	1,908,865
Metlen Energy & Metals	380,554	15,022,356

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Piraeus Port Authority	62,074	$1,743,067
		35,355,053
Real Estate — 2.0%
LAMDA Development *	491,480	4,047,226

Utilities — 10.2%
Athens Water Supply & Sewage	405,342	2,548,383
Holding ADMIE IPTO	1,044,762	2,549,358
Public Power	730,758	9,307,155
Terna Energy	313,305	6,519,489
		20,924,385
TOTAL GREECE		197,094,378
UNITED STATES — 3.8%
Materials — 3.8%
Titan Cement International	221,068	7,870,253

TOTAL COMMON STOCK (Cost $167,272,561)		204,964,631
TOTAL INVESTMENTS — 99.8% (Cost $167,272,561)		$204,964,631

Percentages are based on Net Assets of $205,439,517.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered Master Limited Partnership. At July 31, 2024, these securities amounted to $2,204,818 or 1.1% of Net Assets.

Schedule of Investments		July 31, 2024 (Unaudited)

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$204,964,624	$—	$7	$204,964,631
Total Investments in Securities	$204,964,624	$—	$7	$204,964,631

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.0%
FRANCE — 6.1%
Industrials — 6.1%
Airbus	29,288	$4,437,585

GERMANY — 88.2%
Communication Services — 6.4%
Deutsche Telekom	178,245	4,661,878

Consumer Discretionary — 8.9%
adidas	8,271	2,070,144
Bayerische Motoren Werke	14,831	1,377,292
Continental	5,346	328,004
Mercedes-Benz Group	36,795	2,435,136
Zalando *	11,739	301,182
		6,511,758
Consumer Staples — 0.9%
Beiersdorf	4,803	697,481

Financials — 19.0%
Allianz	19,497	5,502,275
Commerzbank	49,146	802,499
Deutsche Bank	99,208	1,549,746
Deutsche Boerse	9,453	1,937,388
Hannover Rueck	2,984	741,697
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6,656	3,281,436
		13,815,041

Health Care — 5.6%
Bayer	48,853	1,453,489
Fresenius & KGaA *	20,582	739,200
Merck KGaA	6,424	1,152,543
Siemens Healthineers	13,816	741,982
		4,087,214

Industrials — 18.6%
Brenntag	6,395	455,476
Daimler Truck Holding	28,636	1,107,475

Schedule of Investments	July 31, 2024 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deutsche Post	49,555	$2,211,965
MTU Aero Engines	2,672	756,671
Rheinmetall	2,166	1,180,820
Siemens	37,432	6,862,378
Siemens Energy *	32,923	958,694
		13,533,479
Information Technology — 17.9%
Infineon Technologies	64,976	2,253,450
SAP	50,841	10,729,023
		12,982,473
Materials — 5.7%
BASF	44,404	2,070,934
Covestro *	9,382	552,892
Heidelberg Materials	6,723	701,887
Symrise, Cl A	6,244	788,836
		4,114,549
Real Estate — 1.5%
Vonovia	34,866	1,071,866

Utilities — 3.7%
E.ON	100,952	1,416,297
RWE	33,621	1,254,789
		2,671,086
TOTAL GERMANY		64,146,825
UNITED STATES — 0.7%
Health Care — 0.7%
QIAGEN	11,105	496,050

TOTAL COMMON STOCK (Cost $59,760,696)		69,080,460

PREFERRED STOCK — 4.1%
GERMANY — 4.1%
Consumer Discretionary — 2.6%
Dr Ing hc F Porsche (A)	5,466	412,613

Schedule of Investments	July 31, 2024 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Porsche Automobil Holding (A)	7,585	$339,225
Volkswagen (A)	10,251	1,144,756
		1,896,594
Consumer Staples — 1.0%
Henkel & KGaA (A)	8,091	692,541
Health Care — 0.5%
Sartorius (A)	1,249	355,050
TOTAL GERMANY		2,944,185
TOTAL PREFERRED STOCK (Cost $3,779,816)		2,944,185
TOTAL INVESTMENTS — 99.1% (Cost $63,540,512)		$72,024,645

Percentages are based on Net Assets of $72,690,802.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Mini DAX Index	6	Sep-2024	$587,352	$604,006	$10,890

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X DAX Germany ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,080,460	$—	$—	$69,080,460
Preferred Stock	2,944,185	—	—	2,944,185
Total Investments in Securities	$72,024,645	$—	$—	$72,024,645

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$10,890	$—	$—	$10,890
Total Other Financial Instruments	$10,890	$—	$—	$10,890

*    Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.7%
VIETNAM — 99.7%
Consumer Discretionary — 1.4%
FPT DIGITAL RETAIL JSC	24,280	$166,178

Consumer Staples — 16.8%
HAGL JSC *	207,900	100,049
KIDO Group	57,573	132,944
Masan Group *	223,820	656,899
Saigon Beer Alcohol Beverage	51,000	111,908
Thanh Thanh Cong - Bien Hoa JSC *	119,762	61,192
Vietnam Dairy Products JSC	286,400	812,209
Vinh Hoan	43,880	123,745
		1,998,946
Energy — 3.3%
PetroVietnam Drilling & Well Services JSC *	108,552	119,096
PetroVietnam Technical Service	93,300	150,034
Petrovietnam Transportation	69,950	78,823
Vietnam National Petroleum Group	26,200	47,632
		395,585
Financials — 24.2%
Bank for Foreign Trade of Vietnam JSC *	218,759	772,881
Bank for Investment and Development of Vietnam JSC *	91,149	171,846
EVN Finance JSC *	141,118	72,103
FPT Securities JSC	40,980	60,380
Sai Gon-Ha Noi Securities JSC *	159,475	102,327
Saigon - Hanoi Commercial Joint Stock Bank	431,473	190,551
Saigon Thuong Tin Commercial JSB *	112,600	129,336
SSI Securities	393,450	495,562
Vietcap Securities JSC *	121,740	214,573
Vietnam Export Import Commercial JSB *	207,744	149,755
Vietnam Joint Stock Commercial Bank for Industry and Trade *	86,389	109,494
VIX Securities JSC *	303,960	135,441
VNDirect Securities *	452,650	278,788
		2,883,037

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 9.9%
Development Investment Construction JSC *	118,980	$115,222
Gelex Group JSC *	169,400	152,643
Ha Do Group JSC	67,001	74,438
Hoang Huy Investment Financial Services JSC	136,916	98,155
IDICO JSC	64,440	150,588
PC1 Group JSC *	61,751	70,684
Tasco JSC *	123,700	82,312
Vietjet Aviation JSC *	64,500	270,544
Vietnam Construction and Import-Export JSC *	117,757	84,420
Viettel Construction Joint Stock	16,000	79,849
		1,178,855
Information Technology — 0.6%
Digiworld	32,520	76,510

Materials — 16.4%
Duc Giang Chemicals JSC	73,880	327,738
Hoa Phat Group JSC *	1,224,014	1,318,672
Hoa Sen Group	120,230	103,813
Nam Kim Steel JSC *	40,500	36,253
PetroVietNam Ca Mau Fertilizer JSC	53,200	78,175
Petrovietnam Fertilizer & Chemicals JSC	62,500	87,385
		1,952,036
Real Estate — 25.1%
CEO Group JSC *	106,470	64,943
Dat Xanh Group JSC *	141,866	77,823
Khang Dien House Trading and Investment JSC *	158,836	228,054
Kinh Bac City Development Holding *	149,800	161,978
Kosy JSC *	35,400	55,594
Novaland Investment Group *	351,191	164,833
Phat Dat Real Estate Development *	156,813	118,010
Sai Gon VRG Investment	29,095	86,199
Song da Urban & Industrial Zone Investment & Development JSC *	18,300	46,026
Van Phu - Invest Investment JSC *	46,464	107,660
Vincom Retail JSC *	367,800	270,961

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vingroup JSC *	448,900	$752,093
Vinhomes JSC *	596,100	866,496
		3,000,670
Utilities — 2.0%
PetroVietnam Gas JSC	27,520	87,092
PetroVietnam Nhon Trach 2 Power JSC	40,100	31,765
PetroVietnam Power *	234,100	124,711
		243,568
TOTAL VIETNAM		11,895,385
TOTAL COMMON STOCK (Cost $12,709,575)		11,895,385

	Number of Rights
RIGHTS — 0.1%
Vietnam — 0.1%
VIX Securities JSC*
Expires 09/02/2024	253,300	11,914

TOTAL RIGHTS (Cost $ –)		11,914
TOTAL INVESTMENTS — 99.8% (Cost $12,709,575)		$11,907,299

Percentages are based on Net Assets of $11,929,132.

*	Non-income producing security.

Schedule of Investments	July 31, 2024 (Unaudited)

Global X MSCI Vietnam ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$11,895,385	$—	$—	$11,895,385
Rights	—	—	11,914	11,914
Total Investments in Securities	$11,895,385	$—	$11,914	$11,907,299

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

July 31, 2024 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

GLX-QH-002-2600

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 11.5%
Materials — 11.5%
Core Lithium *	17,967,641	$1,114,625
IGO	5,817,711	21,084,306
Latin Resources *	22,789,842	2,232,270
Liontown Resources *	13,462,739	8,351,630
Mineral Resources	1,645,971	58,341,315
Pilbara Minerals	25,598,000	48,976,511
Sayona Mining *	90,240,895	1,826,751

TOTAL AUSTRALIA		141,927,408
BRAZIL — 0.4%
Materials — 0.4%
Sigma Lithium * (A)	445,851	4,873,151

CANADA — 1.1%
Materials — 1.1%
Lithium Americas *	1,279,855	3,464,952
Lithium Americas Argentina *	1,190,630	3,593,997
Patriot Battery Metals *	1,185,315	4,075,606
Standard Lithium *	1,599,913	2,200,467

TOTAL CANADA		13,335,022
CHILE — 4.4%
Materials — 4.4%
Sociedad Quimica y Minera de Chile ADR (A)	1,404,251	53,445,793

CHINA — 35.3%
Consumer Discretionary — 4.8%
BYD, Cl H	2,029,274	59,226,123

Industrials — 14.2%
Contemporary Amperex Technology, Cl A	1,971,109	50,810,410
Eve Energy, Cl A	10,862,388	57,696,479
Jiangxi Special Electric Motor, Cl A *	13,221,577	13,701,590
Sunwoda Electronic, Cl A	12,942,191	30,763,579

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wuxi Lead Intelligent Equipment, Cl A	9,457,746	$22,075,402
		175,047,460
Information Technology — 4.8%
NAURA Technology Group, Cl A	1,254,741	59,476,765

Materials — 11.5%
Ganfeng Lithium Group, Cl A	6,620,240	25,766,140
Guangzhou Tinci Materials Technology, Cl A	10,993,314	23,864,782
Shanghai Putailai New Energy Technology, Cl A	8,293,553	14,917,288
Sinomine Resource Group, Cl A	4,906,726	18,262,069
Tianqi Lithium, Cl A	9,820,288	39,756,160
Yunnan Energy New Material, Cl A	4,324,959	18,442,531
		141,008,970
TOTAL CHINA		434,759,318
FRANCE — 0.6%
Materials — 0.6%
Eramet	88,251	7,501,235

JAPAN — 10.3%
Consumer Discretionary — 4.0%
Panasonic Holdings	5,904,692	48,898,353

Information Technology — 6.3%
TDK	1,114,821	78,058,217

TOTAL JAPAN		126,956,570
JERSEY — 5.3%
Materials — 5.3%
Arcadium Lithium *	10,589,644	33,675,068
Arcadium Lithium CDI *	10,156,496	31,967,239

TOTAL JERSEY		65,642,307

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials	299,510	$5,072,156

SOUTH KOREA — 9.2%
Industrials — 5.6%
L&F *	247,192	20,414,549
LG Energy Solution *	203,323	47,849,393
		68,263,942
Information Technology — 3.6%
Samsung SDI	192,632	44,703,776

TOTAL SOUTH KOREA		112,967,718
UNITED STATES — 21.3%
Consumer Discretionary — 8.8%
Lucid Group *	8,426,637	29,661,762
Tesla *	339,776	78,851,817
		108,513,579

Industrials — 3.5%
EnerSys	392,307	43,126,308

Materials — 9.0%
Albemarle	1,156,845	108,361,671
Piedmont Lithium *	177,500	1,778,550
		110,140,221
TOTAL UNITED STATES		261,780,108
TOTAL COMMON STOCK (Cost $1,691,512,372)		1,228,260,786

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $10,650,530)	10,650,530	10,650,530

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 2.7%
BNP Paribas 5.260%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $33,065,330 (collateralized by U.S. Treasury Obligations, ranging in par value $17,426,557 - $18,366,944, 0.750%, 03/31/2026, with a total market value of $33,825,575) (Cost $33,060,500)	$33,060,500	$33,060,500
TOTAL INVESTMENTS — 103.4% (Cost $1,735,223,402)		$1,271,971,816

Percentages are based on Net Assets of $1,230,305,909.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $43,205,596.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $33,060,500. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,228,260,786	$—	$—	$1,228,260,786
Short-Term Investment	10,650,530	—	—	10,650,530
Repurchase Agreement	—	33,060,500	—	33,060,500
Total Investments in Securities	$1,238,911,316	$33,060,500	$—	$1,271,971,816

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 95.8%
AUSTRALIA — 4.6%
Consumer Discretionary — 1.1%
Accent Group	6,227,039	$8,905,122

Energy — 2.7%
New Hope (A)	2,178,871	6,929,066
Woodside Energy Group	353,175	6,365,217
Yancoal Australia (A)	1,646,103	7,621,096
		20,915,379
Industrials — 0.8%
McMillan Shakespeare	525,627	6,147,343

TOTAL AUSTRALIA		35,967,844
BELGIUM — 0.8%
Communication Services — 0.8%
Proximus	864,737	6,250,682

BERMUDA — 1.1%
Energy — 1.1%
Cool	695,202	8,571,841

BRAZIL — 2.9%
Consumer Discretionary — 1.5%
Mahle-Metal Leve	1,044,100	6,233,846
Vulcabras	1,992,460	5,456,332
		11,690,178
Materials — 1.4%
Cia Siderurgica Nacional	2,511,400	5,269,153
CSN Mineracao	6,290,900	5,698,007
		10,967,160
TOTAL BRAZIL		22,657,338
CHINA — 6.8%
Financials — 3.0%
Chongqing Rural Commercial Bank, Cl H	17,135,300	8,883,508

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Lufax Holding ADR (A)	5,231,801	$14,858,315
		23,741,823
Industrials — 1.2%
SITC International Holdings	4,294,200	9,564,654

Materials — 1.8%
Fufeng Group (A)	13,107,700	7,751,866
Shougang Fushan Resources Group	17,283,900	6,084,322
		13,836,188
Real Estate — 0.8%
China Overseas Grand Oceans Group	32,183,800	6,632,862

TOTAL CHINA		53,775,527
COLOMBIA — 1.0%
Energy — 1.0%
Ecopetrol ADR (A)	728,409	7,808,545

CZECH REPUBLIC — 1.0%
Utilities — 1.0%
CEZ	197,454	7,589,237

FRANCE — 2.0%
Financials — 1.1%
Coface	566,237	8,584,269

Real Estate — 0.9%
ICADE ‡	306,625	6,835,050

TOTAL FRANCE		15,419,319
GREECE — 2.9%
Consumer Discretionary — 0.9%
OPAP	396,406	6,910,392

Energy — 2.0%
HELLENiQ ENERGY Holdings	942,259	7,545,169

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Okeanis Eco Tankers	252,543	$8,083,593
		15,628,762
TOTAL GREECE		22,539,154
HONG KONG — 6.0%
Communication Services — 1.8%
HKBN (A)	21,080,810	6,692,321
PCCW	14,779,400	7,662,131
		14,354,452
Consumer Discretionary — 1.4%
Yue Yuen Industrial Holdings	6,727,200	10,988,104

Information Technology — 0.9%
VTech Holdings	1,064,200	7,008,844

Real Estate — 1.9%
Hang Lung Group	7,317,900	8,018,590
Hang Lung Properties	9,253,300	6,810,865
		14,829,455
TOTAL HONG KONG		47,180,855
INDONESIA — 4.1%
Energy — 3.0%
Adaro Energy	44,586,200	8,829,493
Bukit Asam	48,081,400	7,924,856
Indo Tambangraya Megah	4,206,400	6,803,710
		23,558,059
Industrials — 1.1%

Astra International	29,676,800	8,614,667

TOTAL INDONESIA		32,172,726
ISRAEL — 1.6%
Energy — 1.6%
Delek Group (A)	74,984	7,802,921
Oil Refineries	20,209,854	4,889,589

TOTAL ISRAEL		12,692,510

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 2.3%
Communication Services — 1.3%
MFE-MediaForEurope, Cl A (A)	2,970,897	$10,113,774

Real Estate — 1.0%
Cromwell European Real Estate Investment Trust ‡	5,181,000	7,848,896

TOTAL ITALY		17,962,670
KUWAIT — 1.7%
Consumer Discretionary — 0.8%
Humansoft Holding KSC	754,196	6,504,030

Materials — 0.9%
Boubyan Petrochemicals KSCP	3,780,412	7,200,785

TOTAL KUWAIT		13,704,815
NETHERLANDS — 1.2%
Financials — 1.2%
Van Lanschot Kempen	221,125	9,559,200

NORWAY — 3.2%
Energy — 3.2%
Avance Gas Holding	721,805	11,076,764
FLEX LNG (A)	293,978	7,908,008
Var Energi	2,074,727	6,606,795

TOTAL NORWAY		25,591,567
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC (B)	312,897	—
		—

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	$—

TOTAL RUSSIA		—
SINGAPORE — 3.2%
Energy — 2.2%
BW LPG	575,239	9,327,347
Hafnia	981,349	7,754,223
		17,081,570
Utilities — 1.0%
Kenon Holdings (A)	319,686	8,163,733

TOTAL SINGAPORE		25,245,303
SOUTH AFRICA — 4.0%
Energy — 1.0%
Exxaro Resources	778,519	8,339,724

Real Estate — 3.0%
Equites Property Fund ‡	10,772,775	7,751,838
Growthpoint Properties ‡	12,179,695	8,262,073
Redefine Properties ‡	32,158,751	7,530,889
		23,544,800
TOTAL SOUTH AFRICA		31,884,524
SPAIN — 0.9%
Utilities — 0.9%
Enagas (A)	487,570	7,301,969

THAILAND — 2.0%
Industrials — 1.0%
Regional Container Lines NVDR	11,937,276	7,602,081

Real Estate — 1.0%
Sansiri NVDR	174,954,400	8,245,852

TOTAL THAILAND		15,847,933

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 7.1%
Communication Services — 1.1%
Vodafone Group ADR	911,155	$8,528,411

Consumer Staples — 1.1%
British American Tobacco ADR	255,224	9,096,184

Energy — 0.8%
Serica Energy	3,654,877	6,201,470

Financials — 4.1%
Abrdn PLC	4,322,908	9,442,167
Liontrust Asset Management	881,901	7,510,216
M&G PLC	2,389,206	6,515,124
Phoenix Group Holdings PLC	1,225,033	8,607,047
		32,074,554
TOTAL UNITED KINGDOM		55,900,619
UNITED STATES — 35.4%
Energy — 5.9%
Civitas Resources	111,963	7,810,539
DHT Holdings	677,833	7,964,538
Kimbell Royalty Partners (A)	464,175	7,649,604
Kinetik Holdings, Cl A	201,639	8,363,986
Nordic American Tankers	1,930,831	7,201,999
Sitio Royalties, Cl A	304,361	7,411,190
		46,401,856
Financials — 19.0%
AGNC Investment ‡	746,798	7,475,448
Annaly Capital Management ‡	367,300	7,312,943
Apollo Commercial Real Estate Finance ‡	672,048	7,325,323
Arbor Realty Trust ‡	536,006	7,236,081
Blackstone Mortgage Trust, Cl A ‡	357,378	6,379,197
BrightSpire Capital, Cl A ‡	1,123,526	6,437,804
Chimera Investment ‡	547,880	8,004,527
Claros Mortgage Trust ‡	741,277	7,049,544
Dynex Capital ‡	602,770	7,335,711
Ellington Financial ‡	619,408	7,860,287
Franklin BSP Realty Trust ‡	561,934	7,777,167

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KKR Real Estate Finance Trust ‡	759,911	$8,723,778
MFA Financial ‡	645,677	7,225,126
New York Mortgage Trust ‡	1,017,669	6,594,495
PennyMac Mortgage Investment Trust ‡	546,239	7,521,711
Ready Capital ‡	835,247	7,751,092
Redwood Trust ‡	1,235,330	8,980,849
Rithm Capital ‡	686,611	7,971,554
Starwood Property Trust ‡	379,547	7,571,963
Two Harbors Investment ‡	548,347	7,386,234
		149,920,834
Real Estate — 9.5%
Brandywine Realty Trust ‡	1,752,701	8,833,613
Gladstone Commercial ‡	583,562	8,782,608
Global Medical REIT ‡	916,579	8,753,329
Global Net Lease ‡	1,054,042	9,170,165
Medical Properties Trust ‡	1,716,236	8,255,095
Omega Healthcare Investors ‡	212,642	7,740,169
Sabra Health Care REIT ‡	505,681	8,207,203
Service Properties Trust ‡	1,639,716	9,297,190
Uniti Group ‡	1,450,544	5,570,089
		74,609,461
Utilities — 1.0%
NextEra Energy Partners	295,261	7,543,919

TOTAL UNITED STATES		278,476,070
TOTAL COMMON STOCK (Cost $782,469,299)		754,100,248

PREFERRED STOCK — 1.6%
BRAZIL— 1.6%
Energy — 0.8%
Petroleo Brasileiro (C)	916,400	6,064,752
Materials — 0.8%
Bradespar (C)	2,003,400	6,563,702
TOTAL BRAZIL		12,628,454
TOTAL PREFERRED STOCK (Cost $15,628,297)		12,628,454

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
EXCHANGE TRADED FUND — 1.0%
Sdcl Energy Efficiency Income Trust	9,271,702	$7,895,726

TOTAL EXCHANGE TRADED FUND (Cost $8,012,843)		7,895,726

	Face Amount
REPURCHASE AGREEMENTS(D) — 2.2%
Bank of America Securities, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $4,010,903 (collateralized by various U.S. Government Obligations, ranging in par value $465 - $2,518,624, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $4,090,513)	$4,010,307	4,010,307
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $3,973,210 (collateralized by various U.S. Government Obligations, ranging in par value $754 - $1,551,250, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $4,052,073)	3,972,621	3,972,621
Deutsche Bank Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $4,010,902 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $506,985 - $1,888,717, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $4,090,513)	4,010,307	4,010,307
Nomura Securities International, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $4,010,902 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,941 - $994,105, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $4,090,514)	4,010,307	4,010,307

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Santander US Capital Markets LLC 5.390%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,061,854 (collateralized by various U.S. Government Obligations, ranging in par value $421 - $281,158, 3.481% - 6.694%, 02/25/2025 - 09/20/2070, with a total market value of $1,082,929)	$1,061,695	$1,061,695
TOTAL REPURCHASE AGREEMENTS (Cost $17,065,237)		17,065,237
TOTAL INVESTMENTS — 100.6% (Cost $823,175,676)		$791,689,665

Percentages are based on Net Assets of $786,842,980.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	94	Sep-2024	$10,930,121	$11,231,590	$301,469
S&P Mid Cap 400 Index E-MINI	4	Sep-2024	1,172,010	1,248,040	76,030
			$12,102,131	$12,479,630	$377,499

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $24,950,390.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $17,065,237. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $8,593,567.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$754,100,248	$—	$—	^	$754,100,248
Preferred Stock	12,628,454	—	—		12,628,454
Exchange Traded Fund	7,895,726	—	—		7,895,726
Repurchase Agreements	—	17,065,237	—		17,065,237
Total Investments in Securities	$774,624,428	$17,065,237	$—		$791,689,665

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$377,499	$—	$—		$377,499
Total Other Financial Instruments	$377,499	$—	$—		$377,499

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 34.1%
Communication Services — 33.9%
Baidu ADR * (A)	60,235	$5,335,014
Bilibili ADR *	161,762	2,450,694
Hello Group ADR	93,906	633,865
HUYA ADR	56,652	241,338
JOYY ADR	18,337	610,439
Kuaishou Technology, Cl B *	1,351,588	7,578,028
Meitu (A)	1,806,700	585,119
NetEase ADR	64,076	5,902,040
Tencent Holdings	316,727	14,684,910
Tencent Music Entertainment Group ADR	414,627	5,879,411
Weibo ADR	52,962	408,867
		44,309,725

Information Technology — 0.2%
Newborn Town *	447,200	178,605

TOTAL CHINA		44,488,330
GERMANY — 0.9%
Communication Services — 0.9%
United Internet	51,755	1,148,082

JAPAN — 6.1%
Communication Services — 6.1%
DeNA	47,423	490,746
giftee *	11,009	87,510
Gree	31,200	110,110
Kakaku.com	79,543	1,101,739
MIXI	23,207	460,870
Nexon	265,950	5,788,823

TOTAL JAPAN		8,039,798
SINGAPORE — 0.1%
Communication Services — 0.1%
Grindr *	6,840	79,549

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 11.6%
Communication Services — 11.6%
Com2uSCorp	4,575	$125,944
Kakao	172,882	4,922,444
NAVER	76,454	9,662,608
SOOP	5,164	388,214

TOTAL SOUTH KOREA		15,099,210
TAIWAN — 0.0%
Consumer Discretionary — 0.0%
PChome Online *	73,226	72,068

UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	65,069	279,146

UNITED KINGDOM — 0.5%
Communication Services — 0.5%
Trustpilot Group *	224,523	601,293

UNITED STATES — 46.4%
Communication Services — 43.3%
Alphabet, Cl A	37,527	6,437,382
Angi, Cl A *	41,943	97,308
Bumble, Cl A *	60,490	564,977
IAC *	49,235	2,600,100
Match Group *	175,118	6,679,001
Meta Platforms, Cl A	24,415	11,592,974
Nextdoor Holdings *	101,566	288,447
Pinterest, Cl A *	316,270	10,104,826
Reddit, Cl A * (A)	17,649	1,073,942
Rumble * (A)	39,835	251,757
Snap, Cl A *	562,644	7,494,418
Spotify Technology *	19,437	6,685,162
Trump Media & Technology Group * (A)	25,153	722,897
Vimeo *	93,474	375,765

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	42,883	$1,562,228
		56,531,184

Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	13,519	180,073

Industrials — 0.4%
Fiverr International * (A)	21,881	571,313

Information Technology — 2.6%
Life360, CDI *	127,360	1,377,233
Sprinklr, Cl A *	77,760	764,381
Sprout Social, Cl A *	31,300	1,222,891
		3,364,505
TOTAL UNITED STATES		60,647,075
TOTAL COMMON STOCK (Cost $182,112,751)		130,454,551

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.9%
Bank of America Securities, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,515,956 (collateralized by various U.S. Government Obligations, ranging in par value $176 - $951,936, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $1,546,046)	$1,515,731	1,515,731
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,515,956 (collateralized by various U.S. Government Obligations, ranging in par value $288 - $591,871, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $1,546,046)	1,515,731	1,515,731

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,515,956 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $191,620 - $713,857, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $1,546,046)	$1,515,731	$1,515,731
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $387,054 (collateralized by various U.S. Government Obligations, ranging in par value $289 - $200,619, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $394,736)	386,996	386,996
Nomura Securities International, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1,515,956 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $734 - $375,731, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $1,546,046)	1,515,731	1,515,731

TOTAL REPURCHASE AGREEMENTS (Cost $6,449,920)		6,449,920
TOTAL INVESTMENTS — 104.8% (Cost $188,562,671)		$136,904,471

Percentages are based on Net Assets of $130,605,849.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $6,334,187.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $6,449,920. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Social Media ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$130,454,551	$—	$—	$130,454,551
Repurchase Agreements	—	6,449,920	—	6,449,920
Total Investments in Securities	$130,454,551	$6,449,920	$—	$136,904,471

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.4%
Consumer Discretionary — 1.4%
Alibaba Group Holding ADR	7,802	$615,188

SOUTH KOREA — 1.4%
Consumer Discretionary — 1.4%
Coupang, Cl A *	29,623	614,677

UNITED KINGDOM — 1.2%
Health Care — 1.2%
Immunocore Holdings ADR *	12,468	494,980

UNITED STATES — 95.9%
Communication Services — 8.3%
Alphabet, Cl A	3,892	667,634
Endeavor Group Holdings, Cl A (A)	25,384	696,029
Meta Platforms, Cl A	1,430	679,007
ROBLOX, Cl A *	20,648	857,305
Walt Disney	6,544	613,107
		3,513,082
Consumer Discretionary — 15.4%
Amazon.com *	3,693	690,517
Asbury Automotive Group *	2,784	749,508
Chipotle Mexican Grill, Cl A *	10,800	586,656
Expedia Group *	5,960	760,913
Green Brick Partners *	11,770	860,976
Home Depot	1,973	726,380
Lithia Motors, Cl A	2,514	694,694
Planet Fitness, Cl A *	10,343	762,279
United Parks & Resorts *	12,909	679,659
		6,511,582
Consumer Staples — 6.3%
Albertsons, Cl A	32,367	641,838
Kellanova	10,912	634,533
Maplebear *	20,375	702,734

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Post Holdings *	6,376	$697,279
		2,676,384
Energy — 3.6%
Chesapeake Energy	7,434	567,437
Texas Pacific Land	1,111	938,684
		1,506,121
Financials — 6.6%
Fiserv *	4,432	724,942
Mastercard, Cl A	1,473	683,045
S&P Global	1,545	748,908
Visa, Cl A	2,418	642,390
		2,799,285
Health Care — 15.2%
Amicus Therapeutics *	71,208	734,154
IDEXX Laboratories *	1,251	595,626
Incyte *	11,898	774,203
MoonLake Immunotherapeutics, Cl A *	16,555	689,516
Nuvalent, Cl A *	9,312	744,401
PTC Therapeutics *	19,912	674,021
Roivant Sciences *	59,285	643,242
Tenet Healthcare *	5,308	794,608
United Therapeutics *	2,486	778,839
		6,428,610
Industrials — 8.8%
Avis Budget Group	5,551	560,706
Carrier Global	10,418	709,570
Delta Air Lines	12,907	555,259
General Electric	4,199	714,670
Hertz Global Holdings * (A)	122,522	499,890
Quanta Services	2,564	680,434
		3,720,529
Information Technology — 20.1%
Apple	3,563	791,271
CyberArk Software *	2,764	708,634
Elastic *	6,247	685,109

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GoDaddy, Cl A *	5,014	$729,286
Guidewire Software *	5,563	834,839
Marvell Technology	9,256	619,967
Microsoft	1,607	672,288
NVIDIA	7,160	837,863
Oracle	5,550	773,948
Salesforce	2,376	614,909
Seagate Technology Holdings	6,909	705,893
Snowflake, Cl A *	4,099	534,428
		8,508,435
Materials — 5.0%
Ashland	6,869	663,889
Linde PLC	1,574	713,809
Sherwin-Williams	2,154	755,623
		2,133,321
Real Estate — 3.6%
ProLogis ‡	6,106	769,661
Welltower ‡	6,700	745,375
		1,515,036
Utilities — 3.0%
PG&E	36,700	669,775
Vistra	7,263	575,375
		1,245,150
TOTAL UNITED STATES		40,557,535
TOTAL COMMON STOCK (Cost $40,841,382)		42,282,380

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $216,547)	216,547	216,547

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 1.6%
BNP Paribas 5.260%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $672,285 (collateralized by U.S. Treasury Obligations, ranging in par value $354,317 - $373,437, 0.750%, 03/31/2026, with a total market value of $687,743) (Cost $672,187)	$672,187	$672,187
TOTAL INVESTMENTS — 102.0% (Cost $41,730,116)		$43,171,114

Percentages are based on Net Assets of $42,310,135.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $895,769.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $672,187. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,282,380	$—	$—	$42,282,380
Short-Term Investment	216,547	—	—	216,547
Repurchase Agreement	—	672,187	—	672,187
Total Investments in Securities	$42,498,927	$672,187	$—	$43,171,114

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 1.4%
Telephone and Data Systems, 6.000%	121,367	$2,094,794
Consumer Discretionary — 3.1%
Ford Motor, 6.500%	104,612	2,566,133
Qurate Retail, 8.000%	55,416	2,050,946
		4,617,079
Energy — 1.4%
Energy Transfer, 9.250%	182,295	2,092,747
Financials — 89.1%
AGNC Investment, 6.125%, US0003M + 4.697% ‡ (A)	100,178	2,409,281
Allstate, 7.375%	104,661	2,785,029
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	104,645	2,805,532
Apollo Global Management, 6.750%	126,093	8,574,324
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	87,958	2,271,076
Athene Holding, 6.375%, H15T5Y + 5.970% (A) (B)	104,607	2,596,346
Athene Holding, 6.350%, US0003M + 4.253% (A)	150,610	3,652,292
Banc of California, 7.750%, H15T5Y + 4.820% (A) (B)	90,264	2,127,522
Bank of America, 7.250% *	8,826	10,564,810
Bank of America, 4.750%	78,796	1,640,533
Bank of America, 4.250%	147,673	2,751,148
Brighthouse Financial, 5.375%	101,106	1,895,737
Capital One Financial, 4.800%	219,808	4,117,004
Capital One Financial, 4.375% (B)	118,707	2,098,740
Charles Schwab, 4.450% (B)	105,532	2,129,636
F&G Annuities & Life, 7.950%	60,630	1,582,443
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A) (B)	57,126	1,405,871
Jackson Financial, 8.000%, H15T5Y + 3.728% (A) (B)	95,864	2,472,333
JPMorgan Chase, 4.625% (B)	249,559	5,325,589
JPMorgan Chase, 4.550% (B)	202,898	4,285,206
JPMorgan Chase, 4.200% (B)	269,784	5,303,953
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	105,548	2,420,216
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	87,947	2,094,898

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Lincoln National, 9.000%	87,139	$2,418,107
MetLife, 4.750%	174,605	3,588,133
Morgan Stanley, 6.500%	175,842	4,519,139
Morgan Stanley, 5.850% (A) (B)	175,842	4,290,545
Morgan Stanley, 4.250% (B)	228,587	4,265,433
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	89,429	1,761,751
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	87,941	2,033,196
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	122,170	3,156,873
State Street, 5.350%, TSFR3M + 3.971% (A) (B)	87,948	2,143,293
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	87,952	2,243,655
TPG Operating Group II, 6.950%	70,320	1,806,521
Truist Financial, 5.250%	101,125	2,266,211
Truist Financial, 4.750%	161,432	3,233,483
US Bancorp, 4.000% (B)	131,913	2,313,754
Wells Fargo, 7.500% *	6,524	7,846,741
Wells Fargo, 4.750%	131,540	2,683,416
Wells Fargo, 4.700%	77,087	1,569,491
Wells Fargo, 4.375% (B)	69,159	1,325,778
Wells Fargo, 4.250%	82,366	1,529,537
		132,304,576
Industrials — 3.1%
Chart Industries, 6.750%	35,393	2,202,153
WESCO International, 10.625%, H15T5Y + 10.325% (A)	93,823	2,448,780
		4,650,933
Utilities — 1.7%
SCE Trust VII, 7.500%	95,859	2,508,630
TOTAL UNITED STATES		148,268,759
TOTAL PREFERRED STOCK (Cost $147,130,413)		148,268,759

	Face Amount
U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Bills 5.300%, 09/03/24	$2,000,000	1,990,336
TOTAL U.S. TREASURY OBLIGATION (Cost $1,991,789)		1,990,336

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 2.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $3,101,864)	3,101,864	$3,101,864

	Face Amount
REPURCHASE AGREEMENT(D) — 6.5%
BNP Paribas 5.260%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $9,629,959 (collateralized by U.S. Treasury Obligations, ranging in par value $5,075,317 - $5,349,196, 0.750%, 03/31/2026, with a total market value of $9,851,373) (Cost $9,628,552)	$9,628,552	9,628,552
TOTAL INVESTMENTS — 109.7% (Cost $161,852,618)		$162,989,511

Percentages are based on Net Assets of $148,606,664.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $12,412,731.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $9,628,552. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$148,268,759	$—	$—	$148,268,759
U.S. Treasury Obligation	—	1,990,336	—	1,990,336
Short-Term Investment	3,101,864	—	—	3,101,864
Repurchase Agreement	—	9,628,552	—	9,628,552
Total Investments in Securities	$151,370,623	$11,618,888	$—	$162,989,511

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 87.9%
NORWAY — 2.6%
Energy — 2.6%
Frontline (A)	219,824	$5,409,869
SFL, Cl B	919,776	10,890,148

TOTAL NORWAY		16,300,017
UNITED STATES — 85.3%
Communication Services — 8.5%
AT&T	697,083	13,418,848
Cogent Communications Holdings	153,214	10,815,376
Telephone and Data Systems	842,463	17,860,216
Verizon Communications	290,196	11,758,742
		53,853,182
Consumer Discretionary — 1.7%
Wendy’s	641,870	10,866,859

Consumer Staples — 10.7%
Altria Group	294,388	14,427,956
Kraft Heinz	339,821	11,965,097
Philip Morris International	131,919	15,191,792
Universal	237,855	12,706,214
Vector Group	1,036,773	13,249,959
		67,541,018
Energy — 9.9%
Berry	1,719,793	11,797,780
Chesapeake Energy (A)	149,273	11,394,008
Chord Energy	72,225	12,398,143
Coterra Energy	479,240	12,364,392
Kinder Morgan	691,322	14,607,634
		62,561,957
Financials — 6.6%
TFS Financial	877,776	11,902,642
Virtu Financial, Cl A	704,788	19,254,808
Western Union	924,875	10,996,764
		42,154,214

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.0%
AbbVie	66,174	$12,263,366
Pfizer	428,308	13,080,526
		25,343,892
Industrials — 2.2%
Ennis	583,032	13,899,483

Information Technology — 1.9%
International Business Machines	62,597	12,027,388

Materials — 6.2%
Dow	213,202	11,613,113
International Paper	330,431	15,358,433
LyondellBasell Industries, Cl A	121,044	12,039,036
		39,010,582
Real Estate — 18.7%
Alexander’s ‡	52,387	12,693,370
CBL & Associates Properties ‡	502,740	12,955,610
Community Healthcare Trust ‡	431,977	9,399,820
Easterly Government Properties, Cl A ‡	1,012,812	14,108,471
Gaming and Leisure Properties ‡	261,764	13,140,553
LTC Properties ‡	375,411	13,405,927
National Health Investors ‡	222,094	16,625,957
Omega Healthcare Investors ‡	382,226	13,913,026
Universal Health Realty Income Trust ‡	295,859	12,647,972
		118,890,706
Utilities — 14.9%
Avangrid	371,651	13,256,791
Avista	350,016	13,713,627
Dominion Energy	257,895	13,787,067
Duke Energy	128,720	14,065,234
Northwest Natural Holding	324,139	12,959,077
Northwestern Energy Group	242,259	13,026,267

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
OGE Energy	358,464	$13,897,649
		94,705,712
TOTAL UNITED STATES		540,854,993
TOTAL COMMON STOCK (Cost $520,801,915)		557,155,010

MASTER LIMITED PARTNERSHIPS — 11.8%
UNITED STATES— 11.8%
Energy — 8.2%
Alliance Resource Partners	267,382	6,631,074
CrossAmerica Partners	537,899	10,913,971
Global Partners	248,317	9,935,163
MPLX	303,038	12,976,087
USA Compression Partners	490,224	11,245,739
		51,702,034
Materials — 1.9%
Westlake Chemical Partners	530,239	12,158,380
Utilities — 1.7%
Suburban Propane Partners	599,904	11,020,236
TOTAL UNITED STATES		74,880,650
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $42,307,060)		74,880,650

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.5%
Bank of America Securities, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $2,263,123 (collateralized by various U.S. Government Obligations, ranging in par value $262 - $1,421,115, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $2,308,043)	$2,262,787	2,262,787

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $2,263,123 (collateralized by various U.S. Government Obligations, ranging in par value $430 - $883,585, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $2,308,043)	$2,262,787	$2,262,787
Deutsche Bank Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $2,263,123 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $286,063 - $1,065,695, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $2,308,043)	2,262,787	2,262,787
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $577,820 (collateralized by various U.S. Government Obligations, ranging in par value $432 - $299,497, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $589,289)	577,734	577,734
Nomura Securities International, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $2,263,123 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,095 - $560,917, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $2,308,043)	2,262,787	2,262,787

TOTAL REPURCHASE AGREEMENTS (Cost $9,628,882)		9,628,882
TOTAL INVESTMENTS — 101.2% (Cost $572,737,857)		$641,664,542

Percentages are based on Net Assets of $634,005,061.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $9,418,830.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $9,628,882. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$557,155,010	$—	$—	$557,155,010
Master Limited Partnerships	74,880,650	—	—	74,880,650
Repurchase Agreements	—	9,628,882	—	9,628,882
Total Investments in Securities	$632,035,660	$9,628,882	$—	$641,664,542

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.4%
BRAZIL — 3.6%
Financials — 1.9%
Banco do Brasil	149,600	$702,646

Materials — 1.7%
Cia Siderurgica Nacional	307,851	645,900

TOTAL BRAZIL		1,348,546
CHILE — 8.2%
Financials — 2.1%
Banco de Chile	6,732,260	799,520

Industrials — 2.4%
Cia Sud Americana de Vapores	12,837,594	879,481

Materials — 1.8%
Empresas CMPC	378,025	654,547

Utilities — 1.9%
Enel Chile	12,656,415	720,660

TOTAL CHILE		3,054,208
CHINA — 31.0%
Consumer Staples — 2.1%
Tingyi Cayman Islands Holding	634,600	774,160

Energy — 9.8%
Guanghui Energy, Cl A	731,900	616,701
Jizhong Energy Resources, Cl A	726,500	569,934
Shaanxi Coal Industry, Cl A	229,100	741,415
Shanxi Coking Coal Energy Group, Cl A	519,500	595,144
Shanxi Lu’an Environmental Energy Development, Cl A	261,000	561,535
Yankuang Energy Group, Cl H (A)	430,555	562,168
		3,646,897
Financials — 8.0%
Bank of China, Cl H	1,614,900	719,387
Bank of Communications, Cl H	1,027,180	746,849

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China CITIC Bank, Cl H	1,269,600	$760,590
China Construction Bank, Cl H	1,090,000	763,223
		2,990,049
Industrials — 7.5%
CITIC	741,900	684,728
COSCO SHIPPING Holdings, Cl A	414,600	754,329
Shanxi Coal International Energy Group, Cl A	372,200	664,312
Sichuan Road and Bridge Group, Cl A	785,580	684,758
		2,788,127
Information Technology — 1.9%
Xinjiang Daqo New Energy, Cl A	249,064	699,541

Materials — 1.7%
Western Mining, Cl A	288,800	644,122

TOTAL CHINA		11,542,896
CZECH REPUBLIC — 6.7%
Financials — 4.6%
Komercni Banka	23,924	825,493
Moneta Money Bank	193,433	884,436
		1,709,929
Utilities — 2.1%
CEZ	20,088	772,092

TOTAL CZECH REPUBLIC		2,482,021
EGYPT — 2.8%
Consumer Staples — 2.8%
Eastern SAE	2,237,986	1,029,197

GREECE — 4.3%
Consumer Discretionary — 4.3%
JUMBO	27,615	739,882
OPAP	49,758	867,412

TOTAL GREECE		1,607,294

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 4.3%
Energy — 2.3%
Coal India	139,157	$867,895

Materials — 2.0%
Vedanta	139,096	748,817

TOTAL INDIA		1,616,712
INDONESIA — 4.6%
Energy — 2.4%
Adaro Energy	4,556,800	902,392

Industrials — 2.2%
Astra International	2,774,300	805,332

TOTAL INDONESIA		1,707,724
MEXICO — 3.6%
Financials — 1.7%
Banco del Bajio	217,340	647,686

Real Estate — 1.9%
Fibra Uno Administracion ‡	543,300	690,553

TOTAL MEXICO		1,338,239
POLAND — 4.1%
Energy — 1.9%
ORLEN	44,102	718,688

Financials — 2.2%
Santander Bank Polska	6,256	822,898

TOTAL POLAND		1,541,586
ROMANIA — 2.3%
Real Estate — 2.3%
NEPI Rockcastle	114,162	864,283

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (B)	1,194,381	$—
PhosAgro PJSC GDR *(B)	42	—
Severstal PJSC (B)	71,665	—

TOTAL RUSSIA		—
SOUTH AFRICA — 6.2%
Financials — 2.2%
Absa Group	94,956	834,136

Materials — 4.0%
Kumba Iron Ore (A)	27,361	597,554
Sasol	109,950	890,600
		1,488,154
TOTAL SOUTH AFRICA		2,322,290
TAIWAN — 1.8%
Industrials — 1.8%
Evergreen Marine Taiwan	127,020	658,866

THAILAND — 2.1%
Financials — 2.1%
SCB X NVDR	276,400	798,687

TURKEY — 5.5%
Energy — 1.8%
Turkiye Petrol Rafinerileri	136,010	670,799
Financials — 3.7%
Akbank	391,712	732,307
Yapi ve Kredi Bankasi	697,044	635,774
		1,368,081
TOTAL TURKEY		2,038,880

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 2.3%
Consumer Staples — 2.3%
JBS	141,148	$841,982

TOTAL COMMON STOCK (Cost $36,358,858)		34,793,411

PREFERRED STOCK — 5.6%
BRAZIL—2.0%
Utilities — 2.0%
Cia Energetica de Minas Gerais (C)	387,385	744,239
TOTAL BRAZIL		744,239
CHILE—1.7%
Materials — 1.7%
Sociedad Quimica y Minera de Chile, Cl B (C)	16,718	631,846
TOTAL CHILE		631,846
COLOMBIA—1.9%
Financials — 1.9%
Bancolombia (C)	88,019	735,120
TOTAL COLOMBIA		735,120
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)(C)	3,166,303	—
TOTAL RUSSIA		—
TOTAL PREFERRED STOCK (Cost $3,671,328)		2,111,205

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.4%
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $136,964 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,584 - $79,167, 0.000% - 0.000%, 11/15/2024 - 05/15/2050, with a total market value of $139,683) (Cost $136,944)	$136,944	$136,944
TOTAL INVESTMENTS — 99.4% (Cost $40,167,130)		$37,041,560

Percentages are based on Net Assets of $37,264,576.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI Emerging Markets	8	Sep-2024	$442,060	$438,600	$(3,460)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $340,401.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $136,944. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $222,786.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$34,793,411	$—	$—	^	$34,793,411
Preferred Stock	2,111,205	—	—	^	2,111,205
Repurchase Agreement	—	136,944	—		136,944
Total Investments in Securities	$36,904,616	$136,944	$—		$37,041,560

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(3,460)	$—	$—		$(3,460)
Total Other Financial Instruments	$(3,460)	$—	$—		$(3,460)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA — 3.0%
Real Estate — 3.0%
Charter Hall Long Wale REIT ‡	2,903,047	$6,748,671

CANADA — 3.2%
Real Estate — 3.2%
SmartCentres Real Estate Investment Trust ‡	405,544	7,039,665

FRANCE — 3.3%
Real Estate — 3.3%
Covivio ‡	143,650	7,420,873

HONG KONG — 2.6%
Real Estate — 2.6%
Link REIT ‡	1,360,400	5,746,697

SINGAPORE — 6.1%
Real Estate — 6.1%
Frasers Logistics & Commercial Trust ‡	8,748,546	6,475,075
Keppel ‡	10,742,910	7,027,547

TOTAL SINGAPORE		13,502,622
SOUTH AFRICA — 3.2%
Real Estate — 3.2%
Growthpoint Properties ‡	10,341,833	7,015,363

UNITED STATES — 77.6%
Financials — 38.5%
Annaly Capital Management ‡	370,222	7,371,120
Apollo Commercial Real Estate Finance ‡	759,808	8,281,907
BrightSpire Capital, Cl A ‡	1,154,420	6,614,826
Dynex Capital ‡	593,045	7,217,358
Ellington Financial ‡	616,258	7,820,314
Invesco Mortgage Capital ‡	504,009	4,576,402
Ladder Capital, Cl A ‡	663,735	7,964,820
MFA Financial ‡	686,766	7,684,911
Orchid Island Capital, Cl A ‡	539,605	4,338,424

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ready Capital ‡	838,640	$7,782,579
Rithm Capital ‡	696,088	8,081,582
Starwood Property Trust ‡	378,228	7,545,649
		85,279,892
Real Estate — 39.1%
Broadstone Net Lease, Cl A ‡	436,624	7,601,624
EPR Properties ‡	166,624	7,498,080
Gaming and Leisure Properties ‡	158,128	7,938,026
Getty Realty ‡	263,720	7,811,386
Global Net Lease ‡	637,518	5,546,407
Healthcare Realty Trust, Cl A ‡	434,710	7,690,020
LTC Properties ‡	228,412	8,156,592
National Health Investors ‡	134,275	10,051,826
Omega Healthcare Investors ‡	256,204	9,325,826
Sabra Health Care REIT ‡	523,599	8,498,012
WP Carey ‡	115,946	6,702,838
		86,820,637
TOTAL UNITED STATES		172,100,529
TOTAL COMMON STOCK (Cost $216,736,491)		219,574,420
TOTAL INVESTMENTS — 99.0% (Cost $216,736,491)		$219,574,420

Percentages are based on Net Assets of $221,681,700.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
DJ U.S. REAL ESTATE	58	Sep-2024	$1,979,151	$2,105,400	$126,249

‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2024 (Unaudited)
Global X SuperDividend® REIT ETF

As of July 31, 2024, all of the Fund’s investments and other investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 95.3%
AUSTRIA — 5.8%
Utilities — 5.8%
Verbund	26,930	$2,156,428

BRAZIL — 12.2%
Utilities — 12.2%
AES Brasil Energia	172,496	344,519
Centrais Eletricas Brasileiras	329,955	2,309,728
Engie Brasil Energia	201,984	1,580,426
Serena Energia *	175,262	267,881

TOTAL BRAZIL		4,502,554
CANADA — 6.4%
Utilities — 6.4%
Boralex, Cl A	29,213	724,483
Innergex Renewable Energy	57,653	396,053
Northland Power (A)	73,139	1,222,469

TOTAL CANADA		2,343,005
CHINA — 3.5%
Utilities — 3.5%
China Datang Renewable Power, Cl H (A)	702,500	187,046
China Longyuan Power Group, Cl H	943,500	847,846
Xinyi Energy Holdings (A)	2,330,500	265,507

TOTAL CHINA		1,300,399
DENMARK — 6.3%
Utilities — 6.3%
Orsted *	38,846	2,311,866

FRANCE — 4.5%
Utilities — 4.5%
Neoen	39,749	1,656,836

GERMANY — 0.9%
Energy — 0.9%
Verbio (A)	18,028	339,831

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 1.9%
Utilities — 1.9%
Terna Energy	33,590	$698,966

INDIA — 1.1%
Utilities — 1.1%
ReNew Energy Global, Cl A *	72,129	419,791

INDONESIA — 5.9%
Utilities — 5.9%
Barito Renewables Energy	4,090,200	2,175,906

ISRAEL — 2.9%
Utilities — 2.9%
Energix-Renewable Energies	155,919	536,415
Enlight Renewable Energy *	33,609	517,639

TOTAL ISRAEL		1,054,054
ITALY — 3.1%
Utilities — 3.1%
ERG	42,811	1,134,980

JAPAN — 1.0%
Industrials — 0.6%
West Holdings	12,930	197,396
Utilities — 0.4%

RENOVA *	25,497	155,395

TOTAL JAPAN		352,791
NEW ZEALAND — 13.4%
Utilities — 13.4%
Contact Energy	224,877	1,135,311
Mercury NZ	397,564	1,624,599
Meridian Energy	567,745	2,191,883

TOTAL NEW ZEALAND		4,951,793

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 1.1%
Utilities — 1.1%
Greenvolt-Energias Renovaveis * (A)	46,300	$416,842

RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)	271,804,543	—

SOUTH AFRICA — 1.0%
Utilities — 1.0%
Scatec *	45,069	363,124

SPAIN — 9.3%
Utilities — 9.3%
Atlantica Sustainable Infrastructure	32,992	729,123
EDP Renovaveis	146,820	2,278,250
Solaria Energia y Medio Ambiente * (A)	35,440	422,229

TOTAL SPAIN		3,429,602
THAILAND — 0.3%
Utilities — 0.3%
Energy Absolute NVDR	1,050,165	106,062

TURKEY — 1.4%
Utilities — 1.4%
Akfen Yenilenebilir Enerji *	285,921	206,559
Aydem Yenilenebilir Enerji	197,381	176,812
Galata Wind Enerji	151,268	150,489

TOTAL TURKEY		533,860
UNITED KINGDOM — 2.5%
Utilities — 2.5%
Drax Group	110,135	917,391

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 10.8%
Industrials — 3.0%
Sunrun *	63,034	$1,104,986

Utilities — 7.8%
Clearway Energy, Cl C	23,405	624,445
NextEra Energy Partners	26,564	678,710
Ormat Technologies	17,189	1,334,554
Sunnova Energy International * (A)	34,949	247,090
		2,884,799
TOTAL UNITED STATES		3,989,785
TOTAL COMMON STOCK (Cost $62,071,915)		35,155,866

MASTER LIMITED PARTNERSHIP — 4.5%
CANADA—4.5%
Utilities — 4.5%
Brookfield Renewable Partners, Cl A	68,441	1,666,622

TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,489,965)		1,666,622

	Face Amount
REPURCHASE AGREEMENTS(C) — 2.0%
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $47 - $97,231, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $253,980)	$249,000	249,000

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $186 - $129,082, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $253,980)	$249,000	$249,000
RBC Dominion Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $241,496 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $16 - $68,951, 0.000% - 6.500%, 12/01/2026 - 04/20/2054, with a total market value of $246,289)	241,460	241,460

TOTAL REPURCHASE AGREEMENTS (Cost $739,460)		739,460
TOTAL INVESTMENTS — 101.8% (Cost $64,301,340)		$37,561,948

Percentages are based on Net Assets of $36,883,213.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $1,187,644.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $739,460. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $546,066.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$35,155,866	$—	$—	^	$35,155,866
Master Limited Partnership	1,666,622		—		1,666,622
Repurchase Agreements	—	739,460	—		739,460
Total Investments in Securities	$36,822,488	$739,460	$—	^	$37,561,948

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,852	$1,276,852

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	12,234	4,044,805

UNITED STATES — 99.3%
Communication Services — 8.9%
Alphabet, Cl A	113,570	19,481,798
Alphabet, Cl C	94,457	16,355,230
AT&T	139,178	2,679,176
Charter Communications, Cl A *	1,933	733,999
Comcast, Cl A	75,987	3,135,983
Electronic Arts	4,878	736,285
Fox, Cl A	5,140	195,526
Fox, Cl B	3,284	116,352
Interpublic Group	8,574	275,826
Live Nation Entertainment *	2,735	263,080
Match Group *	5,371	204,850
Meta Platforms, Cl A	42,369	20,118,072
Netflix *	8,369	5,258,661
News, Cl A	8,471	233,630
News, Cl B	2,679	76,325
Omnicom Group	4,200	411,768
Paramount Global, Cl B	11,705	133,671
Take-Two Interactive Software *	3,345	503,523
T-Mobile US	10,183	1,856,157
Verizon Communications	81,720	3,311,294
Walt Disney	35,398	3,316,439
Warner Bros Discovery *	44,731	386,923
		79,784,568
Consumer Discretionary — 10.1%
Airbnb, Cl A *	13,821	1,928,859
Aptiv PLC *	8,825	612,367
AutoZone *	526	1,648,321
Bath & Body Works	7,158	263,057

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Best Buy	5,677	$491,174
Booking Holdings	1,066	3,960,201
BorgWarner	6,915	244,169
CarMax *	4,619	390,028
Carnival *	29,514	491,703
Chipotle Mexican Grill, Cl A *	42,970	2,334,130
Darden Restaurants	3,612	528,400
Deckers Outdoor *	805	742,717
Domino’s Pizza	1,073	459,995
DR Horton	9,198	1,654,996
eBay	15,773	877,137
Etsy *	3,770	245,578
Expedia Group *	4,170	532,384
Ford Motor	123,866	1,340,230
Garmin	4,867	833,474
General Motors	36,557	1,620,206
Genuine Parts	4,129	607,417
Hasbro	3,871	249,525
Hilton Worldwide Holdings	7,848	1,684,730
Home Depot	31,125	11,458,980
Lennar, Cl A	7,853	1,389,431
LKQ	7,461	309,632
Lowe’s	17,961	4,409,605
Lululemon Athletica *	3,657	945,920
Marriott International, Cl A	7,617	1,731,344
McDonald’s	22,629	6,005,737
Mohawk Industries *	1,649	265,604
NIKE, Cl B	38,026	2,846,626
Norwegian Cruise Line Holdings *	12,566	231,591
NVR *	94	809,103
O’Reilly Automotive *	1,854	2,088,234
Pool	1,234	461,565
PulteGroup	6,738	889,416
Ross Stores	10,698	1,532,275
Royal Caribbean Cruises *	7,409	1,161,138
Starbucks	35,882	2,797,002
Tapestry	6,225	249,560
Tesla *	86,687	20,117,452
TJX	35,549	4,017,748

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	3,446	$907,401
Ulta Beauty *	1,462	533,469
Yum! Brands	8,948	1,188,563
		90,088,194
Consumer Staples — 5.6%
Archer-Daniels-Midland	16,717	1,036,621
Brown-Forman, Cl B	4,970	224,445
Bunge Global	5,056	532,043
Campbell Soup	5,402	253,138
Clorox	3,561	469,803
Colgate-Palmolive	29,432	2,919,360
Conagra Brands	14,320	434,182
Constellation Brands, Cl A	5,769	1,414,328
Costco Wholesale	15,835	13,016,370
Dollar General	7,865	946,867
Dollar Tree *	6,410	668,819
Estee Lauder, Cl A	7,303	727,452
General Mills	20,228	1,358,108
Hormel Foods	9,464	303,889
J M Smucker	3,111	366,942
Kellanova	7,648	444,731
Kenvue	68,601	1,268,432
Keurig Dr Pepper	37,395	1,281,901
Kimberly-Clark	12,070	1,630,054
Kraft Heinz	24,783	872,609
Kroger	23,979	1,306,856
Lamb Weston Holdings	4,821	289,356
McCormick	7,267	559,632
Molson Coors Beverage, Cl B	6,250	330,313
Monster Beverage *	22,949	1,180,726
Procter & Gamble	84,266	13,546,602
Sysco	17,840	1,367,436
Tyson Foods, Cl A	8,145	496,031
Walgreens Boots Alliance	20,595	244,463
		49,491,509
Energy — 3.7%
APA	6,483	202,205

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Baker Hughes, Cl A	20,362	$788,417
Chevron	33,291	5,342,207
ConocoPhillips	22,702	2,524,462
Coterra Energy	14,825	382,485
Devon Energy	12,573	591,308
Diamondback Energy	3,510	710,108
EOG Resources	11,143	1,412,932
EQT	8,123	280,325
Exxon Mobil	87,145	10,334,525
Halliburton	17,603	610,472
Hess	5,351	820,950
Kinder Morgan	39,443	833,430
Marathon Oil	12,038	337,666
Marathon Petroleum	6,830	1,209,047
Occidental Petroleum	13,112	797,472
ONEOK	11,705	975,378
Phillips 66	8,217	1,195,409
Schlumberger	27,713	1,338,261
Targa Resources	4,031	545,314
Valero Energy	6,336	1,024,658
Williams	24,630	1,057,612
		33,314,643
Financials — 13.0%
Aflac	9,711	926,235
Allstate	5,356	916,519
American Express	11,075	2,802,418
American International Group	12,912	1,023,018
Ameriprise Financial	1,959	842,507
Aon PLC, Cl A	4,085	1,341,963
Arch Capital Group *	6,977	668,257
Arthur J Gallagher	4,155	1,177,901
Assurant	1,029	179,941
Bank of America	132,693	5,348,855
Bank of New York Mellon	14,543	946,313
Berkshire Hathaway, Cl B *	35,125	15,402,312
BlackRock, Cl A	2,722	2,385,833
Blackstone	14,141	2,010,143
Brown & Brown	4,155	413,132

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	7,496	$1,134,894
Cboe Global Markets	2,107	386,656
Charles Schwab	29,587	1,928,777
Chubb	7,913	2,181,298
Cincinnati Financial	3,156	412,237
Citigroup	37,176	2,411,979
Citizens Financial Group	8,883	379,038
CME Group, Cl A	7,202	1,395,099
Corpay *	1,358	396,292
Discover Financial Services	5,152	741,836
FactSet Research Systems	762	314,775
Fidelity National Information Services	10,815	830,916
Fifth Third Bancorp	12,821	542,841
Fiserv *	11,396	1,864,044
Franklin Resources	6,271	143,418
Global Payments	5,007	508,911
Globe Life	2,023	187,613
Goldman Sachs Group	6,288	3,200,781
Hartford Financial Services Group	5,933	658,088
Huntington Bancshares	29,413	439,724
Intercontinental Exchange	11,350	1,720,206
Invesco	7,071	122,045
Jack Henry & Associates	1,433	245,731
JPMorgan Chase	56,018	11,920,630
KeyCorp	19,089	307,906
Loews	3,987	318,761
M&T Bank	3,491	601,045
MarketAxess Holdings	793	177,259
Marsh & McLennan	9,436	2,100,170
Mastercard, Cl A	16,016	7,426,779
MetLife	12,169	935,188
Moody’s	3,154	1,439,738
Morgan Stanley	24,389	2,517,189
MSCI, Cl A	1,597	863,594
Nasdaq	6,765	457,855
Northern Trust	4,156	368,429
PayPal Holdings *	20,362	1,339,412
PNC Financial Services Group	7,746	1,402,801
Principal Financial Group	4,169	339,815

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Progressive	11,238	$2,406,281
Prudential Financial	7,137	894,409
Raymond James Financial	3,730	432,680
Regions Financial	18,178	406,642
S&P Global	6,241	3,025,200
State Street	5,937	504,467
Synchrony Financial	7,769	394,587
T Rowe Price Group	4,480	511,661
Travelers	4,434	959,695
Truist Financial	27,036	1,208,239
US Bancorp	30,048	1,348,554
Visa, Cl A	30,710	8,158,726
W R Berkley	6,105	336,569
Wells Fargo	67,983	4,034,111
Willis Towers Watson PLC	2,058	580,932
		116,251,870
Health Care — 11.7%
Align Technology *	3,977	922,187
Amgen	30,556	10,158,953
Baxter International	28,937	1,036,523
Biogen *	8,282	1,765,722
Boston Scientific *	83,727	6,185,751
Cardinal Health	13,848	1,396,294
Cencora	9,419	2,240,592
Cigna Group	16,177	5,640,435
CVS Health	71,478	4,312,268
DaVita *	2,926	399,750
Dexcom *	22,634	1,535,038
Edwards Lifesciences *	34,299	2,162,552
Elevance Health	13,238	7,043,013
GE HealthCare Technologies	24,150	2,043,814
Gilead Sciences	70,933	5,395,164
Henry Schein *	7,249	521,493
Hologic *	13,255	1,081,741
Humana	6,857	2,479,560
IDEXX Laboratories *	4,697	2,236,336
Incyte *	10,570	687,790
Insulet *	3,975	772,541

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	20,202	$8,982,011
IQVIA Holdings *	10,368	2,552,913
Labcorp Holdings	4,790	1,031,958
McKesson	7,412	4,573,352
Medtronic PLC	75,617	6,073,557
Mettler-Toledo International *	1,215	1,848,051
Molina Healthcare *	3,327	1,135,405
Quest Diagnostics	6,309	897,771
ResMed	8,355	1,781,704
STERIS PLC	5,615	1,340,637
Stryker	19,308	6,322,405
Teleflex	2,890	638,459
West Pharmaceutical Services	4,141	1,267,850
Zimmer Biomet Holdings	11,694	1,302,127
Zoetis, Cl A	25,979	4,677,259
		104,442,976
Industrials — 8.4%
3M	14,276	1,820,904
A O Smith	3,507	298,235
Allegion PLC	2,482	339,562
American Airlines Group *	17,348	184,583
AMETEK	5,949	1,032,033
Automatic Data Processing	10,651	2,797,166
Axon Enterprise *	1,868	560,419
Broadridge Financial Solutions	3,196	683,944
Builders FirstSource *	3,162	529,224
Carrier Global	21,620	1,472,538
Caterpillar	13,039	4,514,102
CH Robinson Worldwide	3,488	310,606
Cintas	2,250	1,718,865
Copart *	22,625	1,183,966
CSX	51,134	1,794,803
Cummins	3,682	1,074,408
Dayforce *	4,224	250,399
Deere	6,747	2,509,749
Delta Air Lines	17,440	750,269
Dover	3,629	668,680
Eaton PLC	10,368	3,160,063

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	14,804	$1,733,696
Equifax	3,283	917,172
Expeditors International of Washington	3,934	491,042
Fastenal	14,803	1,047,312
FedEx	5,928	1,791,738
Fortive	9,075	652,039
Generac Holdings *	1,625	252,980
Howmet Aerospace	10,342	989,729
Hubbell, Cl B	1,456	576,066
IDEX	2,018	420,713
Illinois Tool Works	7,029	1,738,131
Ingersoll Rand	10,968	1,101,187
JB Hunt Transport Services	2,124	367,771
Johnson Controls International	17,623	1,260,749
Masco	5,679	442,110
Nordson	1,340	335,442
Norfolk Southern	5,828	1,454,436
Old Dominion Freight Line	4,606	968,089
Otis Worldwide	10,498	992,061
PACCAR	14,166	1,397,618
Parker-Hannifin	3,302	1,852,950
Paychex	8,272	1,058,981
Paycom Software	1,350	225,166
Pentair PLC	4,338	381,180
Quanta Services	3,844	1,020,121
Republic Services, Cl A	5,292	1,028,341
Rockwell Automation	3,067	854,620
Rollins	6,804	325,980
Snap-On	1,417	406,721
Southwest Airlines	16,512	444,833
Stanley Black & Decker	4,352	459,658
Trane Technologies PLC	5,871	1,962,558
Uber Technologies *	55,702	3,591,108
Union Pacific	15,824	3,904,256
United Airlines Holdings *	8,664	393,519
United Parcel Service, Cl B	18,750	2,444,437
United Rentals	1,721	1,302,969
Veralto	5,639	600,892
Verisk Analytics, Cl A	3,760	984,180

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management	9,491	$1,923,446
Westinghouse Air Brake Technologies	4,599	741,129
WW Grainger	1,152	1,125,285
Xylem	6,250	834,375
		74,451,304
Information Technology — 30.9%
Adobe *	8,717	4,808,733
Advanced Micro Devices *	31,458	4,545,052
Akamai Technologies *	2,961	291,007
Amphenol, Cl A	23,348	1,500,342
Analog Devices	9,489	2,195,565
ANSYS *	1,699	532,857
Apple	279,542	62,080,687
Applied Materials	16,169	3,431,062
Arista Networks *	4,944	1,713,343
Autodesk *	4,153	1,027,951
Broadcom	84,310	13,546,931
Cadence Design Systems *	5,408	1,447,505
CDW	2,762	602,420
Cisco Systems	78,787	3,817,230
Cognizant Technology Solutions, Cl A	9,857	745,978
Enphase Energy *	2,706	311,488
EPAM Systems *	1,070	230,189
F5 *	1,162	236,630
Fair Isaac *	449	718,400
First Solar *	2,047	442,132
Fortinet *	12,625	732,755
Gartner *	1,601	802,405
Gen Digital	11,518	299,353
Hewlett Packard Enterprise	25,697	511,627
HP	17,266	623,130
Intel	81,610	2,508,691
International Business Machines	17,872	3,433,926
Intuit	5,448	3,526,763
Jabil	2,525	284,492
Juniper Networks	6,335	238,766
Keysight Technologies *	3,482	485,983
KLA	2,619	2,155,620

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lam Research	2,544	$2,343,635
Microchip Technology	10,491	931,391
Micron Technology	21,276	2,336,530
Microsoft	144,149	60,304,734
Monolithic Power Systems	998	861,364
Motorola Solutions	3,255	1,298,485
NetApp	3,996	507,412
NVIDIA	477,063	55,825,912
ON Semiconductor *	8,291	648,771
Oracle	31,025	4,326,436
Palo Alto Networks *	6,231	2,023,393
PTC *	2,251	400,340
Qorvo *	2,185	261,763
QUALCOMM	21,759	3,937,291
Roper Technologies	2,137	1,164,131
Salesforce	18,903	4,892,096
Seagate Technology Holdings	4,151	424,108
ServiceNow *	3,988	3,247,787
Skyworks Solutions	3,177	360,971
Super Micro Computer *	979	686,915
Synopsys *	3,011	1,681,102
TE Connectivity	6,143	948,049
Teledyne Technologies *	917	386,846
Teradyne	3,266	428,369
Texas Instruments	17,716	3,610,698
Trimble *	5,163	281,590
Tyler Technologies *	853	484,598
VeriSign *	1,797	336,057
Western Digital *	6,710	449,905
Zebra Technologies, Cl A *	992	348,380
		275,568,072
Materials — 2.3%
Air Products & Chemicals	4,400	1,160,940
Albemarle	2,548	238,671
Amcor PLC	32,749	344,847
Avery Dennison	1,703	369,261
Ball	6,650	424,469
CF Industries Holdings	3,625	276,914

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Corteva	14,650	$821,865
Dow	13,979	761,436
DuPont de Nemours	8,307	695,296
Ecolab	5,172	1,193,129
FMC	2,922	170,528
Freeport-McMoRan	28,611	1,299,226
International Flavors & Fragrances	5,415	538,684
International Paper	7,664	356,223
Linde PLC	9,588	4,348,158
LyondellBasell Industries, Cl A	5,476	544,643
Martin Marietta Materials	1,279	758,895
Mosaic	7,560	225,061
Newmont	23,811	1,168,406
Nucor	4,768	776,898
Packaging Corp of America	1,866	372,957
PPG Industries	4,928	625,757
Sherwin-Williams	4,644	1,629,115
Smurfit WestRock	5,640	252,898
Steel Dynamics	2,923	389,402
Vulcan Materials	2,700	741,177
		20,484,856
Real Estate — 2.3%
American Tower ‡	9,999	2,203,780
AvalonBay Communities ‡	2,987	612,096
BXP ‡	3,187	227,265
Camden Property Trust ‡	2,114	234,125
CBRE Group, Cl A *	6,259	705,452
CoStar Group *	8,135	634,693
Crown Castle ‡	9,298	1,023,524
Digital Realty Trust ‡	6,806	1,017,429
Equinix ‡	1,950	1,540,968
Equity Residential ‡	7,046	490,613
Essex Property Trust ‡	1,468	408,632
Extra Space Storage ‡	4,519	721,323
Federal Realty Investment Trust ‡	1,490	166,358
Host Hotels & Resorts ‡	15,968	279,600
Invitation Homes ‡	11,613	409,591
Iron Mountain ‡	5,985	613,822

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kimco Realty ‡	12,731	$276,645
Mid-America Apartment Communities ‡	2,503	349,844
ProLogis ‡	19,450	2,451,672
Public Storage ‡	3,235	957,301
Realty Income ‡	17,488	1,004,336
Regency Centers ‡	3,395	228,619
SBA Communications, Cl A ‡	2,424	532,165
Simon Property Group ‡	6,919	1,061,651
UDR ‡	6,264	250,998
Welltower ‡	11,663	1,297,509
Weyerhaeuser ‡	16,439	522,103
		20,222,114
Utilities — 2.4%
AES	14,422	256,567
Alliant Energy	5,321	296,167
Ameren	5,446	431,704
American Electric Power	10,165	997,390
American Water Works	3,780	538,121
Atmos Energy	2,596	331,977
CenterPoint Energy	11,841	328,588
CMS Energy	6,067	393,142
Consolidated Edison	7,028	685,371
Constellation Energy	6,114	1,160,437
Dominion Energy	16,453	879,577
DTE Energy	4,096	493,691
Duke Energy	14,968	1,635,553
Edison International	7,752	620,238
Entergy	4,163	482,783
Evergy	4,976	288,608
Eversource Energy	7,044	457,226
Exelon	19,757	734,960
FirstEnergy	9,241	387,290
NextEra Energy	40,211	3,071,718
NiSource	7,711	240,969
NRG Energy	4,013	301,657
PG&E	39,391	718,886
Pinnacle West Capital	2,548	218,083
PPL	15,689	466,277

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group	10,033	$800,332
Sempra	12,258	981,375
Southern	21,630	1,806,538
Vistra	6,314	500,195
WEC Energy Group	6,479	557,583
Xcel Energy	11,356	661,828
		21,724,831
TOTAL UNITED STATES		885,824,937
TOTAL COMMON STOCK (Cost $632,542,583)		891,146,594
TOTAL INVESTMENTS — 99.9% (Cost $632,542,583)		$891,146,594

Percentages are based on Net Assets of $891,964,198.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 97.1%
AUSTRALIA — 2.1%
Real Estate — 2.1%
Vicinity ‡	172,140	$237,180

AUSTRIA — 1.6%
Energy — 1.6%
OMV	4,308	180,407

BELGIUM — 1.9%
Financials — 1.9%
Ageas	4,354	207,964

FINLAND — 1.9%
Utilities — 1.9%
Fortum	14,072	216,075

FRANCE — 9.6%
Communication Services — 1.9%
Orange	19,201	212,968

Financials — 3.7%
AXA	6,119	215,128
Credit Agricole	13,296	201,858
		416,986
Real Estate — 2.1%
Klepierre ‡	8,135	233,100

Utilities — 1.9%
Engie	13,272	208,818

TOTAL FRANCE		1,071,872
GERMANY — 3.6%
Consumer Discretionary — 1.8%
Mercedes-Benz Group	3,107	205,625

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.8%
BASF	4,219	$196,768

TOTAL GERMANY		402,393
HONG KONG — 11.7%
Communication Services — 2.1%
HKT Trust & HKT	193,120	233,860

Real Estate — 5.3%
Henderson Land Development	65,333	183,571
Hongkong Land Holdings	64,700	208,981
Sino Land	195,000	201,690
		594,242
Utilities — 4.3%
CK Infrastructure Holdings	37,200	248,333
Power Assets Holdings	37,173	236,971
		485,304
TOTAL HONG KONG		1,313,406
ITALY — 10.1%
Financials — 8.1%
Banco BPM	31,793	220,180
Generali	8,833	228,727
Mediobanca Banca di Credito Finanziario	14,184	230,151
Poste Italiane	16,745	226,769
		905,827
Utilities — 2.0%
Snam	46,315	221,369

TOTAL ITALY		1,127,196
JAPAN — 4.5%
Communication Services — 2.2%
SoftBank	18,441	240,838

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.3%
Japan Post Holdings	24,179	$257,764

TOTAL JAPAN		498,602
NETHERLANDS — 5.8%
Financials — 4.1%
ABN AMRO Bank	13,131	228,979
NN Group	4,543	227,806
		456,785
Materials — 1.7%
OCI	7,843	188,834

TOTAL NETHERLANDS		645,619
NEW ZEALAND — 2.0%
Communication Services — 2.0%
Spark New Zealand	87,814	225,319

NORWAY — 8.0%
Communication Services — 2.0%
Telenor	18,844	224,036

Energy — 3.8%
Aker BP	9,072	219,779
Equinor	7,858	208,406
		428,185
Financials — 2.2%
DNB Bank	11,984	247,144

TOTAL NORWAY		899,365
PORTUGAL — 2.0%
Utilities — 2.0%
EDP	55,434	227,943

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 8.3%
Communication Services — 2.0%
Telefonica	48,999	$221,578

Financials — 2.1%
CaixaBank	41,529	242,039

Industrials — 2.2%
ACS Actividades de Construccion y Servicios	5,556	248,061

Utilities — 2.0%
Endesa	11,352	219,883

TOTAL SPAIN		931,561
SWITZERLAND — 3.9%
Financials — 2.1%
Zurich Insurance Group	432	237,140

Industrials — 1.8%
Adecco Group	5,734	195,161

TOTAL SWITZERLAND		432,301
UNITED KINGDOM — 18.6%
Communication Services — 1.9%
Vodafone Group PLC	235,391	219,022

Consumer Discretionary — 2.2%
Taylor Wimpey	120,430	246,494

Consumer Staples — 4.5%
British American Tobacco PLC	7,155	252,273
Imperial Brands	9,098	250,547
		502,820
Financials — 8.2%
Aviva PLC	35,842	230,279
Legal & General Group PLC	70,174	208,844
M&G PLC	86,311	235,362

Schedules of Investments	July 31, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC	34,814	$244,602
		919,087
Utilities — 1.8%
National Grid PLC	15,622	197,848

TOTAL UNITED KINGDOM		2,085,271
UNITED STATES — 1.5%
Consumer Discretionary — 1.5%
Stellantis	10,092	168,220

TOTAL COMMON STOCK (Cost $10,617,600)		10,870,694

PREFERRED STOCK — 1.7%
GERMANY—1.7%
Consumer Discretionary — 1.7%
Volkswagen (A)	1,731	193,305
TOTAL PREFERRED STOCK (Cost $216,213)		193,305
TOTAL INVESTMENTS — 98.8% (Cost $10,833,813)		$11,063,999

Percentages are based on Net Assets of $11,203,650.

‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 2.2%
Consumer Discretionary — 2.2%
Temple & Webster Group *	41,545	$264,778
Webjet *	187,411	1,090,403

TOTAL AUSTRALIA		1,355,181
BRAZIL — 4.2%
Communication Services — 0.3%
VTEX, Cl A *	27,666	179,276

Consumer Discretionary — 3.9%
MercadoLibre *	1,469	2,451,614

TOTAL BRAZIL		2,630,890
CANADA — 8.0%
Industrials — 4.1%
RB Global	32,090	2,555,327

Information Technology — 3.9%
Shopify, Cl A *	39,895	2,441,574

TOTAL CANADA		4,996,901
CHINA — 25.4%
Communication Services — 4.0%
NetEase ADR	27,328	2,517,182

Consumer Discretionary — 19.5%
Alibaba Group Holding ADR	32,839	2,589,355
JD.com ADR	96,126	2,536,765
PDD Holdings ADR *	18,563	2,392,585
Trip.com Group ADR *	53,598	2,279,523
Vipshop Holdings ADR	176,809	2,411,675
		12,209,903
Consumer Staples — 1.9%
Alibaba Health Information Technology *	2,760,000	1,169,432

TOTAL CHINA		15,896,517

Schedules of Investments	July 31, 2024 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.9%
Consumer Discretionary — 0.9%
Jumia Technologies ADR *	49,210	$594,457

HONG KONG — 0.5%
Consumer Discretionary — 0.5%
GigaCloud Technology, Cl A * (A)	10,885	320,345

ISRAEL — 2.6%
Consumer Discretionary — 2.6%
Global-e Online, Cl E *	47,246	1,621,483

JAPAN — 4.4%
Consumer Discretionary — 4.1%
Rakuten Group * (A)	443,106	2,598,676

Information Technology — 0.3%
BASE *	110,663	189,758

TOTAL JAPAN		2,788,434
SINGAPORE — 3.7%
Communication Services — 3.7%
Sea ADR *	35,642	2,341,679

UNITED KINGDOM — 0.3%
Consumer Discretionary — 0.3%
ASOS * (A)	39,602	184,139

UNITED STATES — 47.6%
Communication Services — 2.8%
Angi, Cl A *	95,111	220,658
Shutterstock	13,344	590,072
TripAdvisor *	53,823	948,899
		1,759,629
Consumer Discretionary — 33.1%
Amazon.com *	13,292	2,485,338

Schedules of Investments	July 31, 2024 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Beyond *	25,334	$286,274
Booking Holdings	627	2,329,311
Carvana, Cl A *	18,028	2,401,871
eBay	47,689	2,651,985
Etsy *	41,609	2,710,410
Expedia Group *	19,331	2,467,989
Groupon, Cl A * (A)	11,385	151,648
Qurate Retail, Cl A *	246,312	176,532
Wayfair, Cl A * (A)	45,720	2,488,540
Williams-Sonoma	16,541	2,558,562
		20,708,460
Financials — 0.5%
LendingTree *	6,272	333,796

Industrials — 2.5%
ACV Auctions, Cl A *	77,251	1,319,447
Liquidity Services *	11,701	262,921
		1,582,368
Information Technology — 4.5%
BigCommerce Holdings * (A)	32,664	264,578
GoDaddy, Cl A *	17,452	2,538,394
		2,802,972
Real Estate — 4.2%
CoStar Group *	33,704	2,629,586

TOTAL UNITED STATES		29,816,811
TOTAL COMMON STOCK (Cost $70,246,710)		62,546,837

Schedules of Investments	July 31, 2024 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 5.0%
Bank of America Securities, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $735,574 (collateralized by various U.S. Government Obligations, ranging in par value $85 - $461,900, 1.500% - 7.500%, 12/01/2027 - 07/01/2054, with a total market value of $750,174)	$735,465	$735,465
Citigroup Global Markets, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $735,574 (collateralized by various U.S. Government Obligations, ranging in par value $140 - $287,188, 1.975% - 7.250%, 01/01/2032 - 08/20/2073, with a total market value of $750,174)	735,465	735,465
Deutch Bank Securities, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $735,574 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $92,978 - $346,379, 1.500% - 6.000%, 07/31/2026 - 10/01/2053, with a total market value of $750,174)	735,465	735,465
HSBC Securities USA, Inc. 5.350%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $187,808 (collateralized by various U.S. Government Obligations, ranging in par value $140 - $97,345, 1.500% - 7.500%, 02/01/2030 - 05/01/2058, with a total market value of $191,536)	187,780	187,780

Schedules of Investments	July 31, 2024 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International, Inc. 5.340%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $735,574 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $356 - $182,313, 1.100% - 6.500%, 03/01/2028 - 04/15/2059, with a total market value of $750,174)	$735,465	$735,465

TOTAL REPURCHASE AGREEMENTS (Cost $3,129,640)		3,129,640
TOTAL INVESTMENTS — 104.8% (Cost $73,376,350)		$65,676,477

Percentages are based on Net Assets of $62,655,035.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $3,131,567.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $3,129,640. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $100,392.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,546,837	$—	$—	$62,546,837
Repurchase Agreements	—	3,129,640	—	3,129,640
Total Investments in Securities	$62,546,837	$3,129,640	$—	$65,676,477

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 8.5%
Communication Services — 0.1%
REA Group	31	$4,142
Telstra Group	2,672	6,875
		11,017
Consumer Discretionary — 0.4%
Wesfarmers	877	42,178

Consumer Staples — 0.5%
Coles Group	1,429	16,890
Woolworths Group	1,310	29,512
		46,402
Energy — 0.3%
Santos	2,053	10,711
Woodside Energy Group	1,298	23,394
		34,105
Financials — 3.0%
ANZ Group Holdings	2,031	38,527
ASX	126	5,346
Commonwealth Bank of Australia	1,138	102,171
Macquarie Group	242	33,154
National Australia Bank	2,132	53,711
QBE Insurance Group	961	11,346
Suncorp Group	860	10,002
Westpac Banking	2,362	45,963
		300,220
Health Care — 0.9%
Cochlear	213	47,987
EBOS Group	504	10,777
Sonic Healthcare	1,533	27,689
		86,453
Industrials — 0.5%
Brambles	1,215	12,345
Computershare	492	8,883

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transurban Group	2,736	$23,244
		44,472
Information Technology — 0.1%
WiseTech Global	128	7,946

Materials — 2.4%
BHP Group	3,756	103,748
Fortescue	1,210	14,910
Glencore	8,230	45,434
Rio Tinto	274	21,020
Rio Tinto	828	53,453
South32	3,173	6,361
		244,926
Real Estate — 0.3%
Goodman Group ‡	1,162	26,633
Scentre Group ‡	3,317	7,516
		34,149
TOTAL AUSTRALIA		851,868
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	95	880

Energy — 0.0%
OMV	95	3,978

Financials — 0.1%
Erste Group Bank	226	11,758
Raiffeisen Bank International	93	1,813
		13,571
Industrials — 0.1%
ANDRITZ	60	3,840
Strabag	21	880
		4,720

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.0%
voestalpine	78	$1,997

Utilities — 0.1%
EVN	20	653
Verbund	62	4,965
		5,618
TOTAL AUSTRIA		30,764
BELGIUM — 1.4%
Consumer Staples — 0.6%
Anheuser-Busch InBev	949	56,439

Financials — 0.2%
Groupe Bruxelles Lambert	70	5,226
KBC Group	230	17,830
		23,056
Health Care — 0.6%
UCB	386	64,596

TOTAL BELGIUM		144,091
BRAZIL — 0.0%
Materials — 0.0%
Yara International	99	2,816

CHINA — 0.6%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	1,900	1,727
Prosus	1,120	38,922
		40,649
Consumer Staples — 0.1%
Budweiser Brewing APAC	1,800	2,191
Wilmar International	3,312	7,874
		10,065

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
BOC Hong Kong Holdings	2,400	$6,989

TOTAL CHINA		57,703
DENMARK — 1.2%
Health Care — 0.5%
Coloplast, Cl B	397	51,618

Industrials — 0.6%
AP Moller - Maersk, Cl A	2	3,248
AP Moller - Maersk, Cl B	4	6,630
DSV	156	28,594
Vestas Wind Systems *	894	22,072
		60,544
Utilities — 0.1%
Orsted *	126	7,499

TOTAL DENMARK		119,661
FINLAND — 0.8%
Energy — 0.1%
Neste	279	5,634

Financials — 0.4%
Nordea Bank Abp	2,419	28,337
Sampo, Cl A	313	13,707
		42,044
Industrials — 0.2%
Kone, Cl B	356	18,167

Information Technology — 0.1%
Nokia	3,683	14,431

TOTAL FINLAND		80,276
FRANCE — 9.9%
Consumer Discretionary — 2.1%
Christian Dior	4	2,636
Hermes International SCA	26	56,916

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kering	54	$16,624
LVMH Moet Hennessy Louis Vuitton	198	139,909
		216,085
Consumer Staples — 1.8%
Danone	665	43,291
L’Oreal	243	105,351
Pernod Ricard	210	28,178
		176,820
Energy — 1.0%
TotalEnergies	1,499	101,347

Financials — 1.0%
AXA	1,189	41,802
BNP Paribas	676	46,421
Credit Agricole	735	11,159
		99,382
Health Care — 2.1%
EssilorLuxottica	915	209,608

Industrials — 0.5%
Vinci	442	50,507

Information Technology — 0.4%
Capgemini	112	22,251
Dassault Systemes	458	17,366
		39,617
Materials — 0.8%
Air Liquide	427	77,986

Utilities — 0.2%
Engie	1,239	19,494

TOTAL FRANCE		990,846

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 8.0%
Communication Services — 0.6%
Deutsche Telekom	2,357	$61,646

Consumer Discretionary — 0.9%
adidas	126	31,537
Bayerische Motoren Werke	221	20,523
Mercedes-Benz Group	612	40,503
Volkswagen	23	2,715
		95,278
Consumer Staples — 0.2%
Beiersdorf	107	15,538
Henkel & KGaA	108	8,374
		23,912
Financials — 1.5%
Allianz	266	75,068
Deutsche Boerse	131	26,849
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	91	44,863
		146,780
Health Care — 0.5%
Siemens Healthineers	900	48,334

Industrials — 1.8%
Daimler Truck Holding	452	17,481
Deutsche Post	835	37,271
Hapag-Lloyd	10	1,779
Siemens	656	120,264
		176,795
Information Technology — 1.8%
Infineon Technologies	910	31,560
SAP	715	150,887
		182,447

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
BASF	672	$31,341

Utilities — 0.4%
E.ON	1,577	22,125
RWE	464	17,317
Uniper *	4	187
		39,629
TOTAL GERMANY		806,162
HONG KONG — 1.6%
Financials — 1.0%
AIA Group	7,565	50,840
Hang Seng Bank	512	6,282
Hong Kong Exchanges & Clearing	794	23,560
Prudential	1,921	17,252
		97,934
Industrials — 0.2%
MTR	1,400	4,534
Techtronic Industries	1,163	14,902
		19,436
Real Estate — 0.2%
CK Asset Holdings	1,000	3,828
Henderson Land Development	700	1,967
Link REIT ‡	1,800	7,604
Sun Hung Kai Properties	940	8,164
Wharf Real Estate Investment	1,000	2,460
		24,023
Utilities — 0.2%
CK Infrastructure Holdings	300	2,002
CLP Holdings	1,166	10,008
Hong Kong & China Gas	7,510	6,124
		18,134
TOTAL HONG KONG		159,527

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	1,244	$1,416

Consumer Discretionary — 0.0%
Global-e Online, Cl E *	72	2,471

Consumer Staples — 0.0%
Strauss Group	61	895

Energy — 0.0%
Delek Group	8	833

Financials — 0.3%
Bank Hapoalim	848	7,832
Bank Leumi Le-Israel	958	8,314
First International Bank of Israel	34	1,380
Israel Discount Bank, Cl A	761	3,911
Mizrahi Tefahot Bank	93	3,378
Phoenix Holdings	109	1,058
		25,873
Industrials — 0.0%
Shapir Engineering and Industry *	105	587

Information Technology — 0.3%
Check Point Software Technologies *	63	11,557
JFrog *	58	2,237
Nice *	46	8,390
Nova *	21	4,244
Tower Semiconductor *	83	3,365
Wix.com *	39	6,081
		35,874
Real Estate — 0.1%
Airport City *	69	959
Amot Investments	130	529
Azrieli Group	24	1,481
Big Shopping Centers *	14	1,374
Melisron	16	1,127

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mivne Real Estate KD	254	$589
		6,059
TOTAL ISRAEL		74,008
ITALY — 2.4%
Consumer Discretionary — 0.4%
Ferrari	96	39,517
PRADA	400	2,888
		42,405
Consumer Staples — 0.1%
Davide Campari-Milano	642	5,794

Energy — 0.3%
Eni	1,575	25,220

Financials — 1.1%
Generali	757	19,602
Intesa Sanpaolo	10,937	44,387
UniCredit	1,143	46,944
		110,933
Utilities — 0.5%
Enel	5,300	37,817
Snam	1,317	6,295
Terna - Rete Elettrica Nazionale	976	8,122
		52,234
TOTAL ITALY		236,586
JAPAN — 26.5%
Communication Services — 1.9%
Capcom	198	4,214
Dentsu Group	165	4,390
KDDI	1,017	30,552
Konami Group	64	4,853
LY	1,624	4,026
Nexon	288	6,269
Nintendo	799	44,543
Nippon Telegraph & Telephone	19,973	21,292

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
SoftBank	1,896	$24,762
SoftBank Group	705	42,930
Toho	95	3,421
		191,252
Consumer Discretionary — 4.6%
Aisin	124	4,244
Bandai Namco Holdings	542	11,549
Bridgestone	432	17,758
Denso	1,618	27,035
Fast Retailing	153	42,353
Honda Motor	3,670	40,173
Isuzu Motors	440	6,046
Nissan Motor	1,624	5,248
Nitori Holdings	60	7,124
Oriental Land	936	26,638
Pan Pacific International Holdings	368	9,639
Panasonic Holdings	1,866	15,453
Rakuten Group *	1,095	6,422
Sekisui House	506	12,712
Shimano	62	11,015
Subaru	417	8,277
Sumitomo Electric Industries	629	9,657
Suzuki Motor	1,536	17,962
Toyota Motor	9,141	179,163
		458,468
Consumer Staples — 1.6%
Aeon	902	20,593
Asahi Group Holdings	542	20,011
Kao	492	21,595
Kirin Holdings	897	12,701
Kobe Bussan	153	4,025
MEIJI Holdings	300	7,575
Nissin Foods Holdings	223	6,629
Seven & i Holdings	2,527	30,408
Shiseido	383	12,015
Suntory Beverage & Food	132	4,757
Unicharm	465	15,508

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yakult Honsha	322	$6,604
		162,421
Energy — 0.2%
ENEOS Holdings	2,091	11,010
Inpex	619	9,569
		20,579
Financials — 3.9%
Dai-ichi Life Holdings	637	19,678
Japan Exchange Group	354	8,350
Japan Post Bank	913	9,560
Mitsubishi HC Capital	804	5,827
Mitsubishi UFJ Financial Group	8,381	97,479
Mizuho Financial Group	1,692	38,775
MS&AD Insurance Group Holdings	865	20,593
Nomura Holdings	1,914	11,959
ORIX	738	17,972
Resona Holdings	1,545	11,213
Sompo Holdings	702	16,176
Sumitomo Mitsui Financial Group	896	65,000
Sumitomo Mitsui Trust Holdings	500	12,764
Tokio Marine Holdings	1,355	54,233
		389,579
Health Care — 3.4%
Hoya	1,123	141,364
Kyowa Kirin	824	17,410
M3	1,353	12,639
Ono Pharmaceutical	1,500	22,307
Otsuka Holdings	1,750	90,291
Shionogi	815	35,734
Sysmex	1,503	24,699
		344,444
Industrials — 5.4%
ANA Holdings	186	3,556
Central Japan Railway	899	21,181
Daifuku	333	6,066

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
East Japan Railway	970	$18,213
FANUC	775	23,231
Hankyu Hanshin Holdings	242	6,924
ITOCHU	1,272	65,798
Japan Airlines	101	1,653
Komatsu	804	23,282
Kubota	895	12,968
Marubeni	1,463	27,814
MINEBEA MITSUMI	345	8,319
Mitsubishi Electric	1,889	32,655
Mitsui	2,642	61,985
Mitsui OSK Lines	314	10,042
NIDEC CORP	436	19,409
Nippon Yusen	402	13,089
Recruit Holdings	1,450	83,438
Secom	184	11,767
SG Holdings	434	4,395
SMC	50	24,641
Sumitomo	1,067	26,792
Tokyu	508	6,150
Toyota Industries	165	14,070
West Japan Railway	426	8,369
Yaskawa Electric	233	8,143
		543,950
Information Technology — 3.5%
Advantest	544	21,798
Canon	702	22,125
Disco	62	20,381
Fujitsu	1,176	21,357
Keyence	140	61,309
Kyocera	962	12,155
Lasertec	56	9,986
Murata Manufacturing	1,308	29,131
NEC	186	16,071
Nomura Research Institute	284	8,815
NTT Data Group	373	5,849
Obic	51	7,728
Omron	112	4,147

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Oracle Japan	29	$2,357
Renesas Electronics	983	16,843
Rohm	256	3,486
TDK	275	19,255
Tokyo Electron	331	68,242
		351,035
Materials — 1.2%
Asahi Kasei	917	6,667
JFE Holdings	492	7,227
Nippon Paint Holdings	644	4,100
Nippon Sanso Holdings	152	5,021
Nippon Steel	709	15,456
Nitto Denko	103	8,995
Shin-Etsu Chemical	1,438	64,493
Sumitomo Metal Mining	188	5,760
Toray Industries	1,125	5,872
		123,591
Real Estate — 0.6%
Daiwa House Industry	442	12,611
Mitsubishi Estate	939	16,067
Mitsui Fudosan	1,846	19,305
Nippon Building Fund ‡	1	3,848
Sumitomo Realty & Development	320	10,641
		62,472
Utilities — 0.2%
Chubu Electric Power	481	6,053
Osaka Gas	280	6,341
Tokyo Gas	240	5,267
		17,661
TOTAL JAPAN		2,665,452
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	311	7,047

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 5.2%
Communication Services — 0.1%
Universal Music Group	524	$12,469

Consumer Staples — 0.5%
Heineken	268	23,786
Koninklijke Ahold Delhaize	997	32,128
		55,914
Financials — 0.7%
Adyen *	21	25,692
ING Groep	2,378	43,101
		68,793
Health Care — 0.9%
Argenx *	189	96,348

Industrials — 0.4%
Wolters Kluwer	217	36,420

Information Technology — 2.6%
ASML Holding	280	257,691

TOTAL NETHERLANDS		527,635
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	1,256	3,223

Health Care — 0.4%
Fisher & Paykel Healthcare	1,900	36,507

Industrials — 0.1%
Auckland International Airport	1,050	4,665
Infratil	804	5,148
		9,813
Information Technology — 0.1%
Xero *	99	8,933

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Mercury NZ	370	$1,512
Meridian Energy	771	2,976
		4,488
TOTAL NEW ZEALAND		62,964
NORWAY — 0.8%
Communication Services — 0.1%
Telenor	406	4,827

Consumer Staples — 0.2%
Mowi	487	8,204
Orkla	788	6,637
Salmar	77	4,422
		19,263
Energy — 0.2%
Aker BP	207	5,015
Equinor	679	18,008
Var Energi	353	1,124
		24,147
Financials — 0.1%
DNB Bank	603	12,436
Gjensidige Forsikring	126	2,127
		14,563
Industrials — 0.1%
AutoStore Holdings *	1,220	1,533
Kongsberg Gruppen	77	7,718
		9,251
Materials — 0.1%
Norsk Hydro	907	5,010

TOTAL NORWAY		77,061
PORTUGAL — 0.1%
Utilities — 0.1%
EDP	2,023	8,319

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.7%
Communication Services — 0.3%
Sea ADR *	236	$15,505
Singapore Telecommunications	4,890	11,260
		26,765
Financials — 0.9%
DBS Group Holdings	1,368	37,422
Oversea-Chinese Banking	2,594	28,798
United Overseas Bank	1,043	25,225
		91,445
Industrials — 0.3%
Grab Holdings, Cl A *	1,860	6,138
Jardine Cycle & Carriage	100	1,941
Keppel	1,200	5,957
Singapore Airlines	1,263	6,581
Singapore Technologies Engineering	1,328	4,389
		25,006
Information Technology — 0.1%
STMicroelectronics	446	14,768

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	3,434	5,340
CapitaLand Investment	1,629	3,288
		8,628
TOTAL SINGAPORE		166,612
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,007	30,396

SPAIN — 2.5%
Communication Services — 0.2%
Cellnex Telecom	394	13,720

Consumer Discretionary — 0.6%
Amadeus IT Group	340	22,347

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Industria de Diseno Textil	856	$41,553
		63,900
Financials — 1.1%
Banco Bilbao Vizcaya Argentaria	3,981	41,803
Banco Santander	10,758	51,862
CaixaBank	2,808	16,365
		110,030
Utilities — 0.6%
EDP Renovaveis	177	2,747
Iberdrola	4,087	53,866
Naturgy Energy Group	106	2,544
		59,157
TOTAL SPAIN		246,807
SWEDEN — 3.4%
Communication Services — 0.0%
Telia	1,701	4,941

Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	471	7,306
Volvo Car, Cl B *	299	846
		8,152
Consumer Staples — 0.2%
Essity, Cl B	659	18,526

Financials — 0.9%
EQT	244	7,898
Industrivarden, Cl A	97	3,321
Industrivarden, Cl C	111	3,758
Investor, Cl B	1,245	35,291
L E Lundbergforetagen, Cl B	40	2,019
Skandinaviska Enskilda Banken, Cl A	1,132	17,427
Skandinaviska Enskilda Banken, Cl C	4	63
Svenska Handelsbanken, Cl A	1,065	10,752
Svenska Handelsbanken, Cl B	29	358

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Swedbank, Cl A	592	$12,594
		93,481
Industrials — 1.8%
Alfa Laval	252	11,122
Assa Abloy, Cl B	878	26,698
Atlas Copco, Cl A	2,296	40,832
Atlas Copco, Cl B	1,381	21,589
Epiroc, Cl A	551	10,282
Epiroc, Cl B	349	5,858
Investment Latour, Cl B	135	3,959
Nibe Industrier, Cl B	1,338	5,869
Sandvik	941	19,246
Volvo, Cl A	168	4,361
Volvo, Cl B	1,386	35,343
		185,159
Information Technology — 0.3%
Hexagon, Cl B	1,502	15,276
Telefonaktiebolaget LM Ericsson, Cl B	2,133	14,580
		29,856
Materials — 0.1%
Svenska Cellulosa, Cl B	414	5,624

TOTAL SWEDEN		345,739
SWITZERLAND — 3.6%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	410	62,414

Financials — 1.2%
UBS Group	2,096	63,481
Zurich Insurance Group	99	54,345
		117,826
Industrials — 0.9%
ABB	1,412	78,247

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kuehne + Nagel International	50	$15,479
		93,726
Materials — 0.9%
DSM-Firmenich	153	19,544
Givaudan	6	29,358
Sika	119	36,068
		84,970
TOTAL SWITZERLAND		358,936
UNITED KINGDOM — 10.4%
Communication Services — 0.2%
BT Group, Cl A	3,837	6,942
Vodafone Group PLC	15,444	14,370
		21,312
Consumer Discretionary — 0.4%
Compass Group	1,376	42,347

Consumer Staples — 3.0%
Associated British Foods	364	11,604
Coca-Cola Europacific Partners	221	16,303
Diageo	2,337	72,613
Tesco	7,431	31,651
Unilever	2,662	163,302
		295,473
Energy — 2.2%
BP	11,238	66,234
Shell	4,316	157,441
		223,675
Financials — 2.8%
3i Group	662	26,598
Barclays	9,672	29,046
HSBC Holdings	12,779	115,555
Legal & General Group PLC	4,045	12,038
Lloyds Banking Group	42,976	32,889
London Stock Exchange Group	273	33,207

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NatWest Group	3,705	$17,517
Standard Chartered	1,454	14,328
		281,178
Industrials — 1.2%
Ashtead Group	400	28,782
CK Hutchison Holdings	2,320	12,176
RELX	1,665	78,552
		119,510
Utilities — 0.6%
National Grid PLC	3,434	43,490
SSE	764	18,454
		61,944
TOTAL UNITED KINGDOM		1,045,439
UNITED STATES — 8.7%
Communication Services — 0.3%
Spotify Technology *	97	33,362

Consumer Discretionary — 0.3%
Stellantis	1,719	28,653

Consumer Staples — 0.3%
Haleon	7,424	33,337

Energy — 0.1%
Tenaris	307	4,864

Health Care — 5.5%
Alcon	1,598	151,368
CSL	1,546	312,675
ICON *	264	86,708
Inmode *	229	4,149
		554,900
Industrials — 1.5%
Experian	820	38,675

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Schneider Electric	470	$113,339
		152,014
Information Technology — 0.2%
CyberArk Software *	29	7,435
Flex *	282	9,066
Monday.com *	18	4,137
		20,638
Materials — 0.5%
Holcim	394	36,810
James Hardie Industries, CDI *	307	10,960
		47,770
TOTAL UNITED STATES		875,538
TOTAL COMMON STOCK (Cost $9,256,461)		9,972,253

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (A)	50	4,293
Dr Ing hc F Porsche (A)	69	5,209
Volkswagen (A)	145	16,193
		25,695
Consumer Staples — 0.1%
Henkel & KGaA (A)	177	15,150
TOTAL GERMANY		40,845
TOTAL PREFERRED STOCK (Cost $55,444)		40,845
TOTAL INVESTMENTS — 99.7% (Cost $9,311,905)		$10,013,098

Percentages are based on Net Assets of $10,045,016.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.2%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	9	$15,020

CHINA — 1.0%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	120	15,467

Information Technology — 0.4%
NXP Semiconductors	46	12,105

TOTAL CHINA		27,572
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	16	14,987

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	83	6,123

Health Care — 0.3%
AstraZeneca PLC ADR	105	8,311

Information Technology — 0.1%
ARM Holdings ADR *	20	2,883

TOTAL UNITED KINGDOM		17,317
UNITED STATES — 96.4%
Communication Services — 15.1%
Alphabet, Cl A	410	70,331
Alphabet, Cl C	392	67,875
Charter Communications, Cl A *	26	9,873
Comcast, Cl A	706	29,137
Electronic Arts	48	7,245
Meta Platforms, Cl A	243	115,384
Netflix *	78	49,011
Take-Two Interactive Software *	30	4,516
T-Mobile US	210	38,279

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	80	$7,190
Warner Bros Discovery *	444	3,840
		402,681
Consumer Discretionary — 11.6%
Airbnb, Cl A *	79	11,025
Amazon.com *	727	135,934
Booking Holdings	6	22,290
DoorDash, Cl A *	68	7,529
Lululemon Athletica *	21	5,432
Marriott International, Cl A	52	11,820
O’Reilly Automotive *	10	11,263
Ross Stores	61	8,737
Starbucks	205	15,980
Tesla *	337	78,208
		308,218
Consumer Staples — 5.8%
Costco Wholesale	80	65,760
Dollar Tree *	39	4,069
Keurig Dr Pepper	245	8,398
Kraft Heinz	218	7,676
Mondelez International, Cl A	242	16,541
Monster Beverage *	188	9,673
PepsiCo	248	42,822
		154,939
Energy — 0.5%
Baker Hughes, Cl A	180	6,970
Diamondback Energy	32	6,474
		13,444
Financials — 0.5%
PayPal Holdings *	189	12,432

Health Care — 5.9%
Amgen	97	32,250
Biogen *	26	5,543
Dexcom *	70	4,747

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	82	$6,940
Gilead Sciences	225	17,113
IDEXX Laboratories *	15	7,142
Illumina *	28	3,433
Intuitive Surgical *	64	28,455
Moderna *	69	8,226
Regeneron Pharmaceuticals *	19	20,505
Vertex Pharmaceuticals *	47	23,299
		157,653
Industrials — 4.5%
Automatic Data Processing	74	19,434
Cintas	18	13,751
Copart *	173	9,053
CSX	354	12,425
Fastenal	104	7,358
Honeywell International	118	24,160
Old Dominion Freight Line	38	7,987
PACCAR	95	9,373
Paychex	65	8,321
Verisk Analytics, Cl A	26	6,806
		118,668
Information Technology — 49.6%
Adobe *	81	44,684
Advanced Micro Devices *	292	42,188
Analog Devices	90	20,824
ANSYS *	16	5,018
Apple	1,068	237,181
Applied Materials	149	31,618
Atlassian, Cl A *	28	4,944
Autodesk *	38	9,406
Broadcom	833	133,846
Cadence Design Systems *	49	13,115
CDW	24	5,235
Cisco Systems	727	35,223
Cognizant Technology Solutions, Cl A	91	6,887
Crowdstrike Holdings, Cl A *	42	9,742
Datadog, Cl A *	55	6,404

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	137	$7,952
GLOBALFOUNDRIES *	101	5,152
Intel	766	23,547
Intuit	50	32,368
KLA	24	19,754
Lam Research	23	21,189
Marvell Technology	156	10,449
Microchip Technology	98	8,700
Micron Technology	200	21,964
Microsoft	518	216,705
MongoDB, Cl A *	13	3,281
NVIDIA	1,713	200,455
ON Semiconductor *	77	6,025
Palo Alto Networks *	58	18,834
QUALCOMM	201	36,371
Roper Technologies	19	10,350
Super Micro Computer *	10	7,017
Synopsys *	28	15,633
Texas Instruments	164	33,425
Workday, Cl A *	38	8,631
Zscaler *	27	4,842
		1,318,959
Materials — 1.5%
Linde PLC	86	39,001

Real Estate — 0.2%
CoStar Group *	74	5,774

Utilities — 1.2%
American Electric Power	95	9,321
Constellation Energy	57	10,819
Exelon	180	6,696
Xcel Energy	101	5,886
		32,722
TOTAL UNITED STATES		2,564,491
TOTAL COMMON STOCK (Cost $2,285,701)		2,639,387

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.7% (Cost $19,067)	$19,720
TOTAL INVESTMENTS — 99.9% (Cost $2,304,768)	$2,659,107

Percentages are based on Net Assets of $2,660,714.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
Nasdaq-100® Reduced-Value Index	136	$2,570,400	$177	09/20/24	$19,720

*	Non-income producing security.

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 98.4%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	6	$10,013

CHINA — 1.0%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	80	10,311

Information Technology — 0.4%
NXP Semiconductors	31	8,158

TOTAL CHINA		18,469
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	11	10,304

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	55	4,057

Health Care — 0.3%
AstraZeneca PLC ADR	69	5,461

Information Technology — 0.1%
ARM Holdings ADR *	14	2,019

TOTAL UNITED KINGDOM		11,537
UNITED STATES — 95.6%
Communication Services — 15.0%
Alphabet, Cl A	273	46,830
Alphabet, Cl C	261	45,192
Charter Communications, Cl A *	17	6,455
Comcast, Cl A	471	19,438
Electronic Arts	32	4,830
Meta Platforms, Cl A	162	76,922
Netflix *	52	32,674
Take-Two Interactive Software *	20	3,011
T-Mobile US	141	25,702

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	54	$4,854
Warner Bros Discovery *	295	2,552
		268,460
Consumer Discretionary — 11.5%
Airbnb, Cl A *	53	7,397
Amazon.com *	482	90,124
Booking Holdings	4	14,860
DoorDash, Cl A *	46	5,093
Lululemon Athletica *	14	3,621
Marriott International, Cl A	34	7,728
O’Reilly Automotive *	7	7,885
Ross Stores	40	5,729
Starbucks	136	10,601
Tesla *	224	51,984
		205,022
Consumer Staples — 5.8%
Costco Wholesale	53	43,566
Dollar Tree *	26	2,713
Keurig Dr Pepper	163	5,588
Kraft Heinz	144	5,070
Mondelez International, Cl A	161	11,004
Monster Beverage *	125	6,431
PepsiCo	165	28,491
		102,863
Energy — 0.5%
Baker Hughes, Cl A	120	4,646
Diamondback Energy	21	4,249
		8,895
Financials — 0.5%
PayPal Holdings *	126	8,288

Health Care — 5.9%
Amgen	64	21,278
Biogen *	17	3,624
Dexcom *	47	3,188

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	54	$4,570
Gilead Sciences	149	11,333
IDEXX Laboratories *	10	4,761
Illumina *	19	2,329
Intuitive Surgical *	42	18,674
Moderna *	45	5,365
Regeneron Pharmaceuticals *	13	14,030
Vertex Pharmaceuticals *	31	15,367
		104,519
Industrials — 4.4%
Automatic Data Processing	49	12,868
Cintas	12	9,167
Copart *	115	6,018
CSX	235	8,248
Fastenal	68	4,811
Honeywell International	78	15,971
Old Dominion Freight Line	26	5,465
PACCAR	63	6,216
Paychex	43	5,505
Verisk Analytics, Cl A	17	4,450
		78,719
Information Technology — 49.2%
Adobe *	54	29,789
Advanced Micro Devices *	194	28,029
Analog Devices	59	13,651
ANSYS *	10	3,136
Apple	711	157,899
Applied Materials	99	21,008
Atlassian, Cl A *	19	3,355
Autodesk *	26	6,435
Broadcom	555	89,177
Cadence Design Systems *	32	8,565
CDW	16	3,490
Cisco Systems	485	23,498
Cognizant Technology Solutions, Cl A	60	4,541
Crowdstrike Holdings, Cl A *	27	6,263
Datadog, Cl A *	37	4,308

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	92	$5,340
GLOBALFOUNDRIES *	67	3,418
Intel	512	15,739
Intuit	33	21,363
KLA	16	13,169
Lam Research	16	14,740
Marvell Technology	104	6,966
Microchip Technology	64	5,682
Micron Technology	133	14,606
Microsoft	345	144,331
MongoDB, Cl A *	9	2,271
NVIDIA	1,141	133,520
ON Semiconductor *	52	4,069
Palo Alto Networks *	39	12,664
QUALCOMM	134	24,247
Roper Technologies	13	7,082
Super Micro Computer *	7	4,912
Synopsys *	18	10,050
Texas Instruments	109	22,215
Workday, Cl A *	25	5,678
Zscaler *	18	3,228
		878,434
Materials — 1.4%
Linde PLC	57	25,850

Real Estate — 0.2%
CoStar Group *	49	3,823

Utilities — 1.2%
American Electric Power	63	6,182
Constellation Energy	38	7,212
Exelon	122	4,538
Xcel Energy	68	3,963
		21,895
TOTAL UNITED STATES		1,706,768
TOTAL COMMON STOCK (Cost $1,455,271)		1,757,091

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 1.5% (Cost $24,532)	$27,900
TOTAL INVESTMENTS — 99.9% (Cost $1,479,803)	$1,784,991

WRITTEN OPTIONS— (0.0)% (Premiums Received $(6,966))	$(707)

Percentages are based on Net Assets of $1,785,889.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.6%
Put Options
Nasdaq-100® Reduced-Value Index	90	$1,701,000	$187	09/20/24	$27,900

WRITTEN OPTIONS — 0.0%
Call Options
Nasdaq-100	(90)	$(1,701,000)	$220	09/20/24	$(707)

*	Non-income producing security.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,757,091	$—	$—	$1,757,091
Purchased Options	27,900	—	—	27,900
Total Investments in Securities	$1,784,991	$—	$—	$1,784,991

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(707)	$—	$—	$(707)
Total Other Financial Instruments	$(707)	$—	$—	$(707)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	13	$3,421

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	34	11,241

UNITED STATES — 99.0%
Communication Services — 8.8%
Alphabet, Cl A	314	53,864
Alphabet, Cl C	263	45,538
AT&T	386	7,431
Charter Communications, Cl A *	5	1,899
Comcast, Cl A	209	8,625
Electronic Arts	13	1,962
Fox, Cl A	15	571
Fox, Cl B	5	177
Interpublic Group	18	579
Live Nation Entertainment *	7	673
Match Group *	14	534
Meta Platforms, Cl A	118	56,030
Netflix *	23	14,452
News, Cl A	15	414
News, Cl B	1	28
Omnicom Group	11	1,078
Paramount Global, Cl B	26	297
Take-Two Interactive Software *	9	1,355
T-Mobile US	27	4,922
Verizon Communications	228	9,239
Walt Disney	96	8,994
Warner Bros Discovery *	119	1,029
		219,691
Consumer Discretionary — 9.9%
Airbnb, Cl A *	23	3,210
Amazon.com *	490	91,620
Aptiv PLC *	14	971
AutoZone *	1	3,134

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bath & Body Works	11	$404
Best Buy	9	779
Booking Holdings	2	7,430
BorgWarner	16	565
Caesars Entertainment *	13	519
CarMax *	8	676
Carnival *	56	933
Chipotle Mexican Grill, Cl A *	71	3,857
Darden Restaurants	6	878
Deckers Outdoor *	1	923
Domino’s Pizza	2	857
DR Horton	16	2,879
eBay	26	1,446
Etsy *	8	521
Expedia Group *	6	766
Ford Motor	211	2,283
Garmin	8	1,370
General Motors	62	2,748
Genuine Parts	7	1,030
Hasbro	5	322
Hilton Worldwide Holdings	14	3,005
Home Depot	53	19,512
Las Vegas Sands	18	714
Lennar, Cl A	12	2,123
LKQ	16	664
Lowe’s	31	7,611
Lululemon Athletica *	6	1,552
Marriott International, Cl A	13	2,955
McDonald’s	39	10,351
MGM Resorts International *	12	516
Mohawk Industries *	4	644
NIKE, Cl B	66	4,941
Norwegian Cruise Line Holdings *	18	332
O’Reilly Automotive *	3	3,379
Pool	3	1,122
PulteGroup	13	1,716
Ralph Lauren, Cl A	3	527
Ross Stores	17	2,435
Royal Caribbean Cruises *	13	2,037

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Starbucks	60	$4,677
Tapestry	10	401
Tesla *	148	34,346
TJX	61	6,894
Tractor Supply	5	1,317
Ulta Beauty *	3	1,095
Wynn Resorts	4	331
Yum! Brands	15	1,992
		247,310
Consumer Staples — 5.8%
Altria Group	89	4,362
Archer-Daniels-Midland	28	1,736
Brown-Forman, Cl B	12	542
Bunge Global	9	947
Campbell Soup	12	562
Church & Dwight	14	1,372
Clorox	6	792
Coca-Cola	208	13,882
Colgate-Palmolive	45	4,463
Conagra Brands	24	728
Constellation Brands, Cl A	9	2,206
Costco Wholesale	24	19,728
Dollar General	12	1,445
Dollar Tree *	12	1,252
Estee Lauder, Cl A	11	1,096
General Mills	32	2,148
Hershey	8	1,580
Hormel Foods	15	482
J M Smucker	4	472
Kellanova	16	930
Kenvue	94	1,738
Keurig Dr Pepper	52	1,783
Kimberly-Clark	17	2,296
Kraft Heinz	46	1,620
Kroger	38	2,071
Lamb Weston Holdings	7	420
McCormick	12	924
Molson Coors Beverage, Cl B	11	581

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Mondelez International, Cl A	73	$4,989
Monster Beverage *	37	1,904
PepsiCo	75	12,950
Philip Morris International	85	9,789
Procter & Gamble	127	20,416
Sysco	26	1,993
Target	26	3,911
Tyson Foods, Cl A	15	913
Walgreens Boots Alliance	38	451
Walmart	229	15,719
		145,193
Energy — 3.7%
APA	17	530
Baker Hughes, Cl A	54	2,091
Chevron	93	14,924
ConocoPhillips	63	7,006
Coterra Energy	38	980
Devon Energy	32	1,505
Diamondback Energy	10	2,023
EOG Resources	32	4,058
EQT	19	656
Exxon Mobil	241	28,580
Halliburton	48	1,665
Hess	15	2,301
Kinder Morgan	104	2,198
Marathon Oil	28	785
Marathon Petroleum	18	3,186
Occidental Petroleum	37	2,250
ONEOK	32	2,667
Phillips 66	23	3,346
Schlumberger	78	3,767
Targa Resources	12	1,623
Valero Energy	18	2,911
Williams	64	2,748
		91,800
Financials — 13.0%
Aflac	26	2,480

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Allstate	13	$2,225
American Express	31	7,844
American International Group	37	2,931
Ameriprise Financial	5	2,150
Aon PLC, Cl A	12	3,942
Arch Capital Group *	20	1,916
Arthur J Gallagher	12	3,402
Assurant	4	699
Bank of America	365	14,713
Bank of New York Mellon	40	2,603
Berkshire Hathaway, Cl B *	97	42,534
BlackRock, Cl A	7	6,135
Blackstone	38	5,402
Brown & Brown	13	1,293
Capital One Financial	19	2,877
Cboe Global Markets	4	734
Charles Schwab	82	5,346
Chubb	21	5,789
Cincinnati Financial	9	1,176
Citigroup	103	6,683
Citizens Financial Group	24	1,024
CME Group, Cl A	20	3,874
Corpay *	3	875
Discover Financial Services	14	2,016
Everest Group	3	1,179
FactSet Research Systems	2	826
Fidelity National Information Services	29	2,228
Fifth Third Bancorp	35	1,482
Fiserv *	30	4,907
Franklin Resources	13	297
Global Payments	14	1,423
Globe Life	3	278
Goldman Sachs Group	18	9,163
Hartford Financial Services Group	16	1,775
Huntington Bancshares	76	1,136
Intercontinental Exchange	31	4,698
Invesco	26	449
Jack Henry & Associates	5	857
JPMorgan Chase	155	32,984

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp	50	$806
KKR	35	4,321
Loews	11	879
M&T Bank	9	1,550
MarketAxess Holdings	3	671
Marsh & McLennan	28	6,232
Mastercard, Cl A	44	20,403
MetLife	33	2,536
Moody’s	9	4,108
Morgan Stanley	65	6,709
MSCI, Cl A	4	2,163
Nasdaq	19	1,286
Northern Trust	9	798
PayPal Holdings *	55	3,618
PNC Financial Services Group	21	3,803
Principal Financial Group	12	978
Progressive	32	6,852
Prudential Financial	20	2,506
Raymond James Financial	9	1,044
Regions Financial	51	1,141
S&P Global	17	8,240
State Street	16	1,359
Synchrony Financial	24	1,219
T Rowe Price Group	12	1,371
Travelers	11	2,381
Truist Financial	73	3,262
US Bancorp	84	3,770
Visa, Cl A	85	22,582
W R Berkley	13	717
Wells Fargo	187	11,097
Willis Towers Watson PLC	6	1,694
		324,441
Health Care — 11.9%
Abbott Laboratories	93	9,852
AbbVie	95	17,605
Agilent Technologies	16	2,262
Align Technology *	3	696
Amgen	28	9,309

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	29	$1,039
Becton Dickinson	16	3,857
Biogen *	8	1,706
Bio-Rad Laboratories, Cl A *	1	338
Bio-Techne	8	653
Boston Scientific *	79	5,836
Bristol-Myers Squibb	109	5,184
Cardinal Health	13	1,311
Catalent *	10	593
Cencora	9	2,141
Centene *	28	2,154
Charles River Laboratories International *	2	488
Cigna Group	16	5,579
Cooper	12	1,120
CVS Health	66	3,982
Danaher	36	9,975
DaVita *	2	273
Dexcom *	20	1,356
Edwards Lifesciences *	32	2,018
Elevance Health	13	6,916
Eli Lilly	43	34,584
GE HealthCare Technologies	21	1,777
Gilead Sciences	66	5,020
HCA Healthcare	11	3,994
Henry Schein *	6	432
Hologic *	12	979
Humana	6	2,170
IDEXX Laboratories *	4	1,904
Incyte *	11	716
Insulet *	4	777
Intuitive Surgical *	19	8,448
IQVIA Holdings *	10	2,462
Johnson & Johnson	128	20,205
Labcorp Holdings	3	646
McKesson	7	4,319
Medtronic PLC	72	5,783
Merck	137	15,499
Mettler-Toledo International *	1	1,521
Moderna *	18	2,146

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Molina Healthcare *	3	$1,024
Pfizer	303	9,254
Quest Diagnostics	5	711
Regeneron Pharmaceuticals *	6	6,475
ResMed	8	1,706
Revvity	6	754
Solventum *	6	353
STERIS PLC	5	1,194
Stryker	19	6,222
Teleflex	4	884
Thermo Fisher Scientific	21	12,880
UnitedHealth Group	50	28,808
Universal Health Services, Cl B	4	855
Vertex Pharmaceuticals *	14	6,940
Viatris	63	760
Waters *	3	1,009
West Pharmaceutical Services	5	1,531
Zimmer Biomet Holdings	12	1,336
Zoetis, Cl A	25	4,501
		296,822
Industrials — 8.4%
3M	29	3,699
A O Smith	5	425
Allegion PLC	2	274
American Airlines Group *	33	351
AMETEK	12	2,082
Automatic Data Processing	22	5,778
Axon Enterprise *	3	900
Boeing *	31	5,909
Broadridge Financial Solutions	5	1,070
Builders FirstSource *	6	1,004
Carrier Global	44	2,997
Caterpillar	26	9,001
CH Robinson Worldwide	5	445
Cintas	5	3,820
Copart *	46	2,407
CSX	103	3,615
Cummins	8	2,334

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dayforce *	8	$474
Deere	14	5,208
Delta Air Lines	36	1,549
Dover	7	1,290
Eaton PLC	21	6,401
Emerson Electric	32	3,747
Equifax	7	1,956
Expeditors International of Washington	8	999
Fastenal	31	2,193
FedEx	11	3,325
Fortive	19	1,365
GE Vernova *	14	2,495
Generac Holdings *	5	778
General Dynamics	12	3,585
General Electric	60	10,212
Honeywell International	36	7,371
Howmet Aerospace	22	2,105
Hubbell, Cl B	3	1,187
Huntington Ingalls Industries	3	840
IDEX	3	625
Illinois Tool Works	14	3,462
Ingersoll Rand	20	2,008
Jacobs Solutions	6	878
JB Hunt Transport Services	4	693
Johnson Controls International	37	2,647
L3Harris Technologies	10	2,269
Leidos Holdings	7	1,011
Lockheed Martin	12	6,503
Masco	12	934
Nordson	3	751
Norfolk Southern	11	2,745
Northrop Grumman	7	3,390
Old Dominion Freight Line	11	2,312
Otis Worldwide	22	2,079
PACCAR	26	2,565
Parker-Hannifin	7	3,928
Paychex	18	2,304
Paycom Software	4	667
Pentair PLC	8	703

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Quanta Services	7	$1,858
Republic Services, Cl A	11	2,138
Rockwell Automation	5	1,393
Rollins	12	575
RTX	71	8,342
Snap-On	4	1,148
Southwest Airlines	32	862
Stanley Black & Decker	7	739
Textron	11	1,022
Trane Technologies PLC	12	4,011
TransDigm Group	3	3,883
Uber Technologies *	110	7,092
Union Pacific	33	8,142
United Airlines Holdings *	16	727
United Parcel Service, Cl B	39	5,084
United Rentals	4	3,028
Veralto	13	1,385
Verisk Analytics, Cl A	8	2,094
Waste Management	21	4,256
Westinghouse Air Brake Technologies	11	1,773
WW Grainger	2	1,954
Xylem	11	1,468
		208,639
Information Technology — 30.7%
Adobe *	24	13,240
Advanced Micro Devices *	87	12,570
Akamai Technologies *	8	786
Amphenol, Cl A	64	4,113
Analog Devices	27	6,247
ANSYS *	4	1,254
Apple	771	171,224
Applied Materials	45	9,549
Arista Networks *	13	4,505
Autodesk *	11	2,723
Broadcom	230	36,956
Cadence Design Systems *	14	3,747
CDW	7	1,527
Cisco Systems	217	10,514

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	26	$1,968
Corning	42	1,680
Crowdstrike Holdings, Cl A *	12	2,783
Enphase Energy *	8	921
EPAM Systems *	4	861
F5 *	4	815
Fair Isaac *	1	1,600
First Solar *	6	1,296
Fortinet *	33	1,915
Gartner *	4	2,005
Gen Digital	29	754
GoDaddy, Cl A *	7	1,018
Hewlett Packard Enterprise	67	1,334
HP	46	1,660
Intel	229	7,039
International Business Machines	50	9,607
Intuit	15	9,710
Jabil	6	676
Juniper Networks	17	641
Keysight Technologies *	8	1,117
KLA	7	5,761
Lam Research	7	6,449
Microchip Technology	29	2,575
Micron Technology	60	6,589
Microsoft	398	166,503
Monolithic Power Systems	3	2,589
Motorola Solutions	9	3,590
NetApp	10	1,270
NVIDIA	1,316	153,998
ON Semiconductor *	23	1,800
Oracle	86	11,993
Palo Alto Networks *	17	5,520
PTC *	7	1,245
Qorvo *	5	599
QUALCOMM	59	10,676
Roper Technologies	6	3,268
Salesforce	51	13,199
Seagate Technology Holdings	11	1,124
ServiceNow *	11	8,958

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	8	$909
Super Micro Computer *	3	2,105
Synopsys *	8	4,467
TE Connectivity	18	2,778
Teledyne Technologies *	2	844
Teradyne	8	1,049
Texas Instruments	49	9,987
Trimble *	12	654
Tyler Technologies *	3	1,704
VeriSign *	3	561
Western Digital *	16	1,073
Zebra Technologies, Cl A *	3	1,054
		763,246
Materials — 2.2%
Air Products & Chemicals	12	3,166
Albemarle	5	468
Amcor PLC	79	832
Avery Dennison	4	867
Ball	17	1,085
Celanese, Cl A	5	706
CF Industries Holdings	11	840
Corteva	39	2,188
Dow	38	2,070
DuPont de Nemours	21	1,758
Eastman Chemical	8	827
Ecolab	14	3,230
FMC	8	467
Freeport-McMoRan	78	3,542
International Flavors & Fragrances	12	1,194
International Paper	19	883
Linde PLC	26	11,791
LyondellBasell Industries, Cl A	13	1,293
Martin Marietta Materials	3	1,780
Mosaic	19	566
Newmont	63	3,091
Nucor	12	1,955
Packaging Corp of America	5	999
PPG Industries	11	1,397

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	12	$4,210
Smurfit WestRock	11	493
Steel Dynamics	8	1,066
Vulcan Materials	7	1,921
		54,685
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	8	938
American Tower ‡	25	5,510
AvalonBay Communities ‡	7	1,435
BXP ‡	7	499
Camden Property Trust ‡	4	443
CBRE Group, Cl A *	16	1,803
CoStar Group *	21	1,639
Crown Castle ‡	24	2,642
Digital Realty Trust ‡	15	2,242
Equinix ‡	5	3,951
Equity Residential ‡	20	1,393
Essex Property Trust ‡	4	1,114
Extra Space Storage ‡	13	2,075
Federal Realty Investment Trust ‡	5	558
Healthpeak Properties ‡	38	829
Host Hotels & Resorts ‡	35	613
Invitation Homes ‡	30	1,058
Iron Mountain ‡	15	1,538
Kimco Realty ‡	33	717
Mid-America Apartment Communities ‡	7	978
ProLogis ‡	50	6,303
Public Storage ‡	8	2,367
Realty Income ‡	46	2,642
Regency Centers ‡	8	539
SBA Communications, Cl A ‡	4	878
Simon Property Group ‡	19	2,915
UDR ‡	16	641
Ventas ‡	20	1,089
VICI Properties, Cl A ‡	54	1,688
Welltower ‡	30	3,338
Weyerhaeuser ‡	40	1,270
		55,645

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.4%
AES	30	$534
Alliant Energy	16	891
Ameren	16	1,268
American Electric Power	26	2,551
American Water Works	11	1,566
Atmos Energy	7	895
CenterPoint Energy	32	888
CMS Energy	15	972
Consolidated Edison	19	1,853
Constellation Energy	17	3,227
Dominion Energy	45	2,406
DTE Energy	12	1,446
Duke Energy	42	4,589
Edison International	19	1,520
Entergy	12	1,392
Evergy	10	580
Eversource Energy	21	1,363
Exelon	54	2,009
FirstEnergy	30	1,257
NextEra Energy	110	8,403
NiSource	19	594
NRG Energy	11	827
PG&E	110	2,007
Pinnacle West Capital	8	685
PPL	39	1,159
Public Service Enterprise Group	27	2,154
Sempra	36	2,882
Southern	58	4,844
Vistra	19	1,505
WEC Energy Group	16	1,377
Xcel Energy	29	1,690
		59,334
TOTAL UNITED STATES		2,466,806
TOTAL COMMON STOCK (Cost $2,074,195)		2,481,468

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $10,227)	$5,975
TOTAL INVESTMENTS — 99.9% (Cost $2,084,422)	$2,487,443

Percentages are based on Net Assets of $2,490,864.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	5	$272,500	$490	09/20/24	$635
S&P 500 Index	4	2,178,800	4,925	09/20/24	5,340

Total Purchased Options		$2,451,300			$5,975

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	12	$3,158

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	30	9,918

UNITED STATES — 98.8%
Communication Services — 8.7%
Alphabet, Cl A	275	47,174
Alphabet, Cl C	229	39,651
AT&T	338	6,507
Charter Communications, Cl A *	4	1,519
Comcast, Cl A	181	7,470
Fox, Cl A	9	342
Fox, Cl B	7	248
Interpublic Group	21	676
Live Nation Entertainment *	7	673
Match Group *	13	496
Meta Platforms, Cl A	102	48,433
Netflix *	20	12,567
News, Cl A	21	579
News, Cl B	7	199
Omnicom Group	11	1,078
Paramount Global, Cl B	30	343
T-Mobile US	23	4,192
Verizon Communications	193	7,820
Walt Disney	84	7,870
Warner Bros Discovery *	112	969
		188,806
Consumer Discretionary — 10.0%
Airbnb, Cl A *	20	2,791
Amazon.com *	426	79,653
Aptiv PLC *	13	902
AutoZone *	1	3,134
Bath & Body Works	9	331
Best Buy	9	779

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Booking Holdings	2	$7,430
BorgWarner	5	176
Caesars Entertainment *	9	360
CarMax *	7	591
Carnival *	40	666
Chipotle Mexican Grill, Cl A *	60	3,259
Darden Restaurants	5	731
Deckers Outdoor *	1	923
Domino’s Pizza	2	857
DR Horton	14	2,519
eBay	22	1,223
Etsy *	7	456
Expedia Group *	7	894
Ford Motor	185	2,002
General Motors	54	2,393
Genuine Parts	7	1,030
Hasbro	7	451
Hilton Worldwide Holdings	12	2,576
Home Depot	47	17,303
Las Vegas Sands	18	714
Lennar, Cl A	11	1,946
LKQ	14	581
Lowe’s	27	6,629
Lululemon Athletica *	5	1,293
Marriott International, Cl A	11	2,500
McDonald’s	34	9,024
MGM Resorts International *	12	516
Mohawk Industries *	4	644
NIKE, Cl B	58	4,342
Norwegian Cruise Line Holdings *	11	203
O’Reilly Automotive *	3	3,379
Pool	2	748
PulteGroup	9	1,188
Ralph Lauren, Cl A	3	527
Ross Stores	16	2,292
Royal Caribbean Cruises *	10	1,567
Starbucks	53	4,131
Tapestry	10	401
Tesla *	130	30,169

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	53	$5,990
Tractor Supply	5	1,317
Ulta Beauty *	3	1,095
Wynn Resorts	2	166
Yum! Brands	14	1,860
		216,652
Consumer Staples — 5.7%
Altria Group	79	3,872
Archer-Daniels-Midland	22	1,364
Brown-Forman, Cl B	7	316
Bunge Global	8	842
Campbell Soup	9	422
Church & Dwight	11	1,078
Clorox	4	528
Coca-Cola	180	12,013
Colgate-Palmolive	36	3,571
Conagra Brands	19	576
Constellation Brands, Cl A	7	1,716
Costco Wholesale	21	17,262
Dollar General	10	1,204
Dollar Tree *	9	939
Estee Lauder, Cl A	9	897
General Mills	24	1,611
Hershey	7	1,382
Hormel Foods	14	450
J M Smucker	4	472
Kellanova	14	814
Kenvue	83	1,535
Keurig Dr Pepper	47	1,611
Kimberly-Clark	17	2,296
Kraft Heinz	39	1,373
Kroger	32	1,744
Lamb Weston Holdings	7	420
McCormick	9	693
Molson Coors Beverage, Cl B	7	370
Mondelez International, Cl A	64	4,374
Monster Beverage *	34	1,749
PepsiCo	64	11,051

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Philip Morris International	74	$8,522
Procter & Gamble	111	17,844
Sysco	21	1,610
Target	21	3,159
Tyson Foods, Cl A	14	853
Walgreens Boots Alliance	35	415
Walmart	199	13,659
		124,607
Energy — 3.7%
APA	9	281
Baker Hughes, Cl A	47	1,820
Chevron	81	12,998
ConocoPhillips	56	6,227
Coterra Energy	35	903
Devon Energy	28	1,317
Diamondback Energy	8	1,619
EOG Resources	27	3,424
EQT	21	725
Exxon Mobil	209	24,785
Halliburton	42	1,457
Hess	14	2,148
Kinder Morgan	87	1,838
Marathon Oil	28	785
Marathon Petroleum	16	2,832
Occidental Petroleum	32	1,946
ONEOK	28	2,333
Phillips 66	21	3,055
Schlumberger	67	3,235
Targa Resources	11	1,488
Valero Energy	15	2,426
Williams	58	2,491
		80,133
Financials — 12.7%
Aflac	22	2,098
Allstate	12	2,053
American Express	26	6,579
American International Group	32	2,535

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ameriprise Financial	5	$2,150
Aon PLC, Cl A	10	3,285
Arch Capital Group *	15	1,437
Arthur J Gallagher	10	2,835
Assurant	3	525
Bank of America	317	12,778
Bank of New York Mellon	34	2,212
Berkshire Hathaway, Cl B *	85	37,273
BlackRock, Cl A	6	5,259
Blackstone	33	4,691
Brown & Brown	10	994
Capital One Financial	18	2,725
Cboe Global Markets	5	918
Charles Schwab	70	4,563
Chubb	20	5,513
Cincinnati Financial	6	784
Citigroup	89	5,774
Citizens Financial Group	17	725
CME Group, Cl A	17	3,293
Corpay *	4	1,167
Discover Financial Services	11	1,584
Everest Group	2	786
FactSet Research Systems	2	826
Fidelity National Information Services	27	2,074
Fifth Third Bancorp	28	1,186
Franklin Resources	16	366
Global Payments	12	1,220
Globe Life	4	371
Goldman Sachs Group	15	7,635
Hartford Financial Services Group	14	1,553
Huntington Bancshares	70	1,047
Intercontinental Exchange	27	4,092
Invesco	27	466
JPMorgan Chase	133	28,302
KeyCorp	37	597
KKR	30	3,704
Loews	9	720
M&T Bank	8	1,377
MarketAxess Holdings	2	447

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	23	$5,119
Mastercard, Cl A	38	17,621
MetLife	29	2,229
Moody’s	7	3,195
Morgan Stanley	60	6,193
MSCI, Cl A	4	2,163
Nasdaq	16	1,083
Northern Trust	11	975
PayPal Holdings *	48	3,157
PNC Financial Services Group	18	3,260
Principal Financial Group	9	734
Progressive	27	5,781
Prudential Financial	18	2,256
Raymond James Financial	9	1,044
Regions Financial	37	828
S&P Global	15	7,271
State Street	14	1,190
Synchrony Financial	19	965
T Rowe Price Group	10	1,142
Travelers	10	2,164
Truist Financial	63	2,816
US Bancorp	68	3,052
Visa, Cl A	73	19,394
W R Berkley	15	827
Wells Fargo	162	9,613
Willis Towers Watson PLC	4	1,129
		275,720
Health Care — 11.8%
Abbott Laboratories	81	8,581
AbbVie	84	15,567
Agilent Technologies	13	1,838
Align Technology *	4	928
Amgen	25	8,312
Baxter International	20	716
Becton Dickinson	13	3,134
Biogen *	6	1,279
Bio-Rad Laboratories, Cl A *	1	338
Bio-Techne	7	571

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Boston Scientific *	66	$4,876
Bristol-Myers Squibb	95	4,518
Cardinal Health	9	908
Catalent *	8	475
Cencora	7	1,665
Centene *	22	1,692
Charles River Laboratories International *	3	732
Cigna Group	14	4,881
Cooper	10	933
CVS Health	60	3,620
Danaher	30	8,312
DaVita *	3	410
Dexcom *	17	1,153
Edwards Lifesciences *	27	1,702
Elevance Health	11	5,852
Eli Lilly	37	29,758
GE HealthCare Technologies	20	1,693
Gilead Sciences	56	4,259
HCA Healthcare	9	3,267
Henry Schein *	7	504
Hologic *	9	735
Humana	6	2,170
IDEXX Laboratories *	4	1,905
Incyte *	8	521
Insulet *	3	583
Intuitive Surgical *	17	7,558
IQVIA Holdings *	8	1,970
Johnson & Johnson	114	17,995
Labcorp Holdings	4	862
McKesson	6	3,702
Medtronic PLC	60	4,819
Merck	118	13,349
Mettler-Toledo International *	1	1,521
Moderna *	15	1,788
Molina Healthcare *	3	1,024
Pfizer	267	8,154
Quest Diagnostics	4	569
Regeneron Pharmaceuticals *	5	5,396
ResMed	7	1,493

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Revvity	5	$628
Solventum *	6	353
STERIS PLC	4	955
Stryker	16	5,239
Teleflex	2	442
Thermo Fisher Scientific	18	11,040
UnitedHealth Group	43	24,775
Universal Health Services, Cl B	4	855
Vertex Pharmaceuticals *	12	5,949
Viatris	53	639
Waters *	3	1,009
West Pharmaceutical Services	4	1,225
Zimmer Biomet Holdings	11	1,225
Zoetis, Cl A	22	3,961
		256,883
Industrials — 8.3%
3M	26	3,316
A O Smith	5	425
Allegion PLC	4	547
American Airlines Group *	38	404
AMETEK	11	1,908
Automatic Data Processing	20	5,252
Axon Enterprise *	4	1,200
Boeing *	26	4,956
Builders FirstSource *	5	837
Carrier Global	35	2,384
Caterpillar	23	7,963
CH Robinson Worldwide	2	178
Cintas	4	3,056
Copart *	42	2,198
CSX	89	3,124
Cummins	6	1,751
Deere	12	4,464
Delta Air Lines	32	1,377
Dover	7	1,290
Eaton PLC	19	5,791
Emerson Electric	28	3,279
Equifax	6	1,676

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	7	$874
Fastenal	28	1,981
FedEx	10	3,022
Fortive	17	1,221
GE Vernova *	12	2,139
Generac Holdings *	4	623
General Dynamics	10	2,987
General Electric	52	8,850
Honeywell International	30	6,142
Howmet Aerospace	18	1,723
Hubbell, Cl B	3	1,187
Huntington Ingalls Industries	2	560
IDEX	3	625
Illinois Tool Works	13	3,215
Ingersoll Rand	19	1,908
Jacobs Solutions	7	1,024
JB Hunt Transport Services	2	346
Johnson Controls International	31	2,218
L3Harris Technologies	10	2,269
Lockheed Martin	10	5,419
Masco	8	623
Nordson	3	751
Norfolk Southern	10	2,496
Northrop Grumman	7	3,390
Old Dominion Freight Line	8	1,681
Otis Worldwide	19	1,795
PACCAR	24	2,368
Parker-Hannifin	6	3,367
Paychex	15	1,920
Pentair PLC	7	615
Quanta Services	7	1,858
Republic Services, Cl A	9	1,749
Rockwell Automation	5	1,393
Rollins	12	575
RTX	63	7,402
Snap-On	3	861
Southwest Airlines	28	754
Stanley Black & Decker	7	739
Textron	8	743

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Trane Technologies PLC	10	$3,343
TransDigm Group	3	3,883
Uber Technologies *	97	6,254
Union Pacific	29	7,155
United Airlines Holdings *	14	636
United Parcel Service, Cl B	34	4,433
United Rentals	3	2,271
Veralto	11	1,172
Verisk Analytics, Cl A	6	1,571
Waste Management	18	3,648
Westinghouse Air Brake Technologies	9	1,450
WW Grainger	2	1,954
Xylem	11	1,469
		180,028
Infomation Technology — 0.2%
Broadridge Financial Solutions	6	1,284
Dayforce *	5	296
Jack Henry & Associates	3	515
Leidos Holdings	7	1,011
Paycom Software	3	500
		3,606
Information Technolgy — 0.2%
Fiserv *	28	4,580

Information Technology — 30.7%
Adobe *	21	11,585
Advanced Micro Devices *	76	10,980
Akamai Technologies *	5	491
Amphenol, Cl A	54	3,470
Analog Devices	24	5,553
ANSYS *	4	1,254
Apple	671	149,016
Applied Materials	39	8,276
Arista Networks *	12	4,159
Autodesk *	10	2,475
Broadcom	200	32,136
Cadence Design Systems *	12	3,212

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CDW	5	$1,091
Cisco Systems	188	9,109
Cognizant Technology Solutions, Cl A	24	1,816
Corning	35	1,400
Crowdstrike Holdings, Cl A *	11	2,552
Electronic Arts	11	1,660
Enphase Energy *	7	806
EPAM Systems *	3	645
F5 *	4	815
Fair Isaac *	1	1,600
First Solar *	5	1,080
Fortinet *	28	1,625
Garmin	7	1,199
Gartner *	3	1,504
Gen Digital	28	728
GoDaddy, Cl A *	6	873
Hewlett Packard Enterprise	63	1,254
HP	40	1,444
Intel	201	6,179
International Business Machines	43	8,262
Intuit	13	8,416
Jabil	5	563
Juniper Networks	14	528
Keysight Technologies *	9	1,256
KLA	6	4,938
Lam Research	6	5,527
Microchip Technology	25	2,219
Micron Technology	53	5,820
Microsoft	346	144,749
Monolithic Power Systems	2	1,726
Motorola Solutions	8	3,191
NetApp	10	1,270
NVIDIA	1,145	133,988
ON Semiconductor *	20	1,565
Oracle	74	10,319
Palo Alto Networks *	15	4,871
PTC *	5	889
Qorvo *	2	240
QUALCOMM	52	9,409

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Roper Technologies	5	$2,724
Salesforce	45	11,646
Seagate Technology Holdings	9	920
ServiceNow *	9	7,329
Skyworks Solutions	7	795
Super Micro Computer *	2	1,403
Synopsys *	7	3,908
Take-Two Interactive Software *	8	1,204
TE Connectivity	14	2,161
Teledyne Technologies *	3	1,266
Teradyne	7	918
Texas Instruments	43	8,764
Trimble *	11	600
Tyler Technologies *	2	1,136
VeriSign *	4	748
Western Digital *	14	939
Zebra Technologies, Cl A *	3	1,054
		667,248
Materials — 2.2%
Air Products & Chemicals	11	2,902
Albemarle	4	375
Amcor PLC	51	537
Avery Dennison	3	650
Ball	12	766
Celanese, Cl A	5	706
CF Industries Holdings	8	611
Corteva	31	1,739
Dow	33	1,798
DuPont de Nemours	20	1,674
Eastman Chemical	5	517
Ecolab	11	2,538
FMC	7	409
Freeport-McMoRan	67	3,042
International Flavors & Fragrances	11	1,094
International Paper	17	790
Linde PLC	23	10,430
LyondellBasell Industries, Cl A	11	1,094
Martin Marietta Materials	3	1,780

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mosaic	18	$536
Newmont	55	2,699
Nucor	11	1,792
Packaging Corp of America	4	799
PPG Industries	9	1,143
Sherwin-Williams	11	3,859
Smurfit WestRock	14	628
Steel Dynamics	8	1,066
Vulcan Materials	7	1,922
		47,896
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	6	704
American Tower ‡	23	5,069
AvalonBay Communities ‡	6	1,229
BXP ‡	3	214
Camden Property Trust ‡	4	443
CBRE Group, Cl A *	13	1,465
CoStar Group *	18	1,404
Crown Castle ‡	19	2,092
Digital Realty Trust ‡	14	2,093
Equinix ‡	4	3,161
Equity Residential ‡	14	975
Essex Property Trust ‡	4	1,113
Extra Space Storage ‡	9	1,437
Federal Realty Investment Trust ‡	3	335
Healthpeak Properties ‡	26	567
Host Hotels & Resorts ‡	35	613
Invitation Homes ‡	29	1,023
Iron Mountain ‡	14	1,436
Kimco Realty ‡	28	608
Mid-America Apartment Communities ‡	5	699
ProLogis ‡	44	5,546
Public Storage ‡	8	2,367
Realty Income ‡	39	2,240
Regency Centers ‡	7	471
SBA Communications, Cl A ‡	5	1,098
Simon Property Group ‡	16	2,455
UDR ‡	14	561

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡	18	$980
VICI Properties, Cl A ‡	50	1,563
Welltower ‡	27	3,004
Weyerhaeuser ‡	35	1,112
		48,077
Utilities — 2.4%
AES	36	640
Alliant Energy	14	779
Ameren	9	713
American Electric Power	25	2,453
American Water Works	10	1,424
Atmos Energy	5	639
CenterPoint Energy	25	694
CMS Energy	11	713
Consolidated Edison	18	1,755
Constellation Energy	15	2,847
Dominion Energy	41	2,192
DTE Energy	11	1,326
Duke Energy	37	4,043
Edison International	16	1,280
Entergy	9	1,044
Evergy	7	406
Eversource Energy	16	1,039
Exelon	47	1,748
FirstEnergy	25	1,048
NextEra Energy	96	7,333
NiSource	21	656
NRG Energy	9	677
PG&E	98	1,788
Pinnacle West Capital	5	428
PPL	35	1,040
Public Service Enterprise Group	22	1,755
Sempra	29	2,322
Southern	52	4,343
Vistra	16	1,268
WEC Energy Group	15	1,291

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	24	$1,399
		51,083
TOTAL UNITED STATES		2,145,319
TOTAL COMMON STOCK (Cost $1,776,949)		2,158,395

PURCHASED OPTIONS — 0.5% (Cost $18,116)		11,520
TOTAL INVESTMENTS — 99.9% (Cost $1,795,065)		$2,169,915

WRITTEN OPTIONS— (0.1)% (Premiums Received $(2,524))		$(1,094)

Percentages are based on Net Assets of $2,171,148.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
Mini-SPX Index	9	$490,500	$520	09/20/24	$2,340
S&P 500 Index	3	1,634,100	5,200	09/20/24	9,180

Total Purchased Options		$2,124,600			$11,520

WRITTEN OPTIONS — (0.1)%
Call Options
Mini-SPX Index	(9)	$(490,500)	$600	09/20/24	$(306)
S&P 500 Index	(3)	(1,634,100)	6,025	09/20/24	(788)

Total Written Options		$(2,124,600)			$(1,094)

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,158,395	$—	$—	$2,158,395
Purchased Options	11,520	—	—	11,520
Total Investments in Securities	$2,169,915	$—	$—	$2,169,915

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,094)	$—	$—	$(1,094)
Total Other Financial Instruments	$(1,094)	$—	$—	$(1,094)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 7.7%
Materials — 7.7%
IGO	23,903	$86,628
Lynas Rare Earths *	36,399	149,267
Pilbara Minerals	87,846	168,075
Syrah Resources *	48,380	8,214

TOTAL AUSTRALIA		412,184
CANADA — 2.5%
Materials — 2.5%
HudBay Minerals	14,161	118,090
Lithium Americas *	5,196	14,067

TOTAL CANADA		132,157
CHILE — 8.6%
Materials — 8.6%
Antofagasta PLC	9,138	237,094
Lundin Mining	22,231	224,330

TOTAL CHILE		461,424
CHINA — 28.8%
Industrials — 5.0%
Eve Energy, Cl A	38,500	204,496
Fangda Carbon New Material, Cl A	100,000	61,708
		266,204
Materials — 23.8%
China Nonferrous Mining	46,000	32,739
China Northern Rare Earth Group High-Tech, Cl A	79,200	191,546
China Rare Earth Resources And Technology, Cl A	25,200	82,633
GEM, Cl A	184,300	157,842
KBC, Cl A *	6,567	15,573
MMG *	157,920	49,123
Nanjing Hanrui Cobalt, Cl A	8,600	30,187
Shenghe Resources Holding, Cl A	45,800	52,406
Sinofibers Technology, Cl A	10,400	31,843
Tongling Nonferrous Metals Group, Cl A	268,800	117,151

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	19,160	$74,783
Western Mining, Cl A	61,000	136,051
Xiangtan Electrochemical Scientific, Cl A	15,800	19,740
Youngy, Cl A	7,600	33,607
Yunnan Chihong Zinc&Germanium, Cl A	118,200	88,311
Zhejiang Huayou Cobalt, Cl A	49,030	159,282
		1,272,817
TOTAL CHINA		1,539,021
FRANCE — 0.6%
Materials — 0.6%
Eramet	364	30,939

GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,540	17,096

INDONESIA — 1.1%
Materials — 1.1%
Nickel Industries	71,532	39,938
Vale Indonesia *	89,822	20,660

TOTAL INDONESIA		60,598
JAPAN — 5.8%
Industrials — 0.3%
Nippon Carbon	466	15,440

Materials — 5.5%
Nippon Denko	7,885	15,250
Sumitomo Metal Mining	7,603	232,951
Tokai Carbon	7,651	49,249
		297,450
TOTAL JAPAN		312,890
JERSEY — 2.6%
Materials — 2.6%
Arcadium Lithium, CDI *	43,486	136,871

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.4%
Materials — 4.4%
Southern Copper	2,189	$233,369

NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials	1,227	20,779

SOUTH AFRICA — 16.1%
Materials — 16.1%
African Rainbow Minerals	4,229	50,215
Anglo American Platinum	2,310	89,714
Anglo American PLC	9,574	288,988
Impala Platinum Holdings	36,457	186,782
Northam Platinum Holdings	14,420	113,085
Sibanye Stillwater	113,942	130,658

TOTAL SOUTH AFRICA		859,442
SWEDEN — 4.7%
Materials — 4.7%
Boliden	8,215	250,338

UNITED STATES — 11.5%
Industrials — 0.2%
GrafTech International *	10,936	8,400

Materials — 11.3%
Albemarle	1,797	168,325
Arcadium Lithium *	43,428	138,101
Freeport-McMoRan	4,862	220,783
MP Materials *	5,788	78,254
		605,463
TOTAL UNITED STATES		613,863

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
ZAMBIA — 4.7%
Materials — 4.7%
First Quantum Minerals	20,645	$252,561

TOTAL COMMON STOCK (Cost $6,988,154)		5,333,532
TOTAL INVESTMENTS — 99.8% (Cost $6,988,154)		$5,333,532

Percentages are based on Net Assets of $5,341,804.

*	Non-income producing security.

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 0.0%
Consumer Discretionary — 0.0%
Despegar.com *	33,544	$389,781

AUSTRALIA — 0.0%
Materials — 0.0%
Critical Metals *	3,544	35,723

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	55,185	887,927

BERMUDA — 0.2%
Energy — 0.0%
Teekay *	31,553	273,565

Financials — 0.2%
Bank of NT Butterfield & Son	25,539	979,165
Fidelis Insurance Holdings	26,364	469,016
Hamilton Insurance Group, Cl B *	9,015	157,132
SiriusPoint *	54,012	776,152
		2,381,465
Industrials — 0.0%
Himalaya Shipping	16,403	133,192

TOTAL BERMUDA		2,788,222
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A *	104,123	1,330,692
StoneCo, Cl A *	157,573	2,067,358

TOTAL BRAZIL		3,398,050
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	54,644	1,907,076

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 0.5%
Consumer Staples — 0.0%
SunOpta *	50,653	$268,461

Energy — 0.1%
Encore Energy *	98,204	382,995
Teekay Tankers, Cl A	13,231	865,837
		1,248,832
Financials — 0.1%
Hut 8 * (A)	44,278	648,230
Kingsway Financial Services *	7,212	61,158
		709,388
Health Care — 0.0%
Aurinia Pharmaceuticals *	79,253	466,008
Fennec Pharmaceuticals * (A)	12,906	83,502
		549,510
Industrials — 0.0%
Brookfield Business, Cl A	14,424	325,261

Information Technology — 0.0%
D-Wave Quantum * (A)	43,905	43,905

Materials — 0.1%
i-80 Gold *	142,790	149,930
Novagold Resources *	135,827	649,253
SSR Mining	110,878	617,590
		1,416,773
Real Estate — 0.0%
Real Brokerage * (A)	52,534	312,577

Utilities — 0.2%
Brookfield Infrastructure, Cl A	66,126	2,572,301

TOTAL CANADA		7,447,008

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group * (A)	10,818	$79,729

Financials — 0.0%
Patria Investments, Cl A	30,827	401,059

TOTAL CAYMAN ISLANDS		480,788
CHINA — 0.0%
Financials — 0.0%
Bit Digital * (A)	64,465	245,612

GERMANY — 0.1%
Materials — 0.1%
Orion	31,767	782,104

GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	257,684	1,424,992

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global *	3,016	35,378

GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC	82,723	316,829

HONG KONG — 0.0%
Consumer Discretionary — 0.0%
GigaCloud Technology, Cl A * (A)	12,851	378,205

INDIA — 0.1%
Industrials — 0.1%
WNS Holdings *	25,595	1,524,950

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 0.1%
Health Care — 0.0%
Prothena *	23,615	$549,757

Industrials — 0.1%
Ardmore Shipping	22,892	496,298
Cimpress *	9,947	907,863
		1,404,161
TOTAL IRELAND		1,953,918
ISRAEL — 0.1%
Communication Services — 0.0%
Innovid *	56,076	118,881

Health Care — 0.0%
MediWound * (A)	4,161	80,016
Nano-X Imaging, Cl X * (A)	29,848	257,290
		337,306
Information Technology — 0.1%
Sapiens International	16,961	659,783

TOTAL ISRAEL		1,115,970
JERSEY — 0.2%
Materials — 0.2%
Arcadium Lithium *	597,818	1,901,061
Metals Acquisition, Cl A *	29,412	379,415

TOTAL JERSEY		2,280,476
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	9,191	88,417

MEXICO — 0.1%
Energy — 0.1%
Borr Drilling	130,630	894,815

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
MONACO — 0.2%
Energy — 0.1%
Scorpio Tankers	25,895	$1,985,629

Industrials — 0.1%
Costamare	23,658	350,611
Safe Bulkers	34,860	176,392
		527,003
TOTAL MONACO		2,512,632
NORWAY — 0.3%
Energy — 0.2%
FLEX LNG	16,856	453,427
Seadrill *	41,113	2,261,626
		2,715,053
Industrials — 0.1%
Freyr Battery *	58,796	105,833
Golden Ocean Group	67,008	832,239
SFL, Cl B	61,812	731,854
		1,669,926
TOTAL NORWAY		4,384,979
PANAMA — 0.1%
Financials — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	15,068	487,148

PUERTO RICO — 0.4%
Communication Services — 0.1%
Liberty Latin America, Cl A *	18,339	192,193
Liberty Latin America, Cl C *	74,156	786,053
		978,246
Financials — 0.3%
EVERTEC	35,531	1,224,754
First BanCorp	90,671	1,944,893

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
OFG Bancorp	25,688	$1,166,749
		4,336,396
TOTAL PUERTO RICO		5,314,642
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	13,164	153,098

Information Technology — 0.1%
Kulicke & Soffa Industries	30,213	1,425,147

TOTAL SINGAPORE		1,578,245
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	9,015	105,475

SWITZERLAND — 0.0%
Health Care — 0.0%
ADC Therapeutics *	36,898	122,501

THAILAND — 0.3%
Information Technology — 0.3%
Fabrinet *	20,134	4,440,755

UNITED KINGDOM — 0.0%
Health Care — 0.0%
Zura Bio, Cl A * (A)	9,367	36,999

Industrials — 0.0%
Luxfer Holdings	14,600	188,924

Materials — 0.0%
Lifezone Metals *	19,512	153,950

TOTAL UNITED KINGDOM		379,873

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 96.5%
Communication Services — 2.5%
Advantage Solutions *	58,949	$236,386
AMC Entertainment Holdings, Cl A * (A)	152,506	809,807
AMC Networks, Cl A *	17,651	196,456
Anterix *	6,965	280,411
AST SpaceMobile, Cl A * (A)	65,260	1,349,577
Atlanta Braves Holdings, Cl A *	5,685	261,055
Atlanta Braves Holdings, Cl C *	27,735	1,204,531
ATN International	5,889	174,727
Bandwidth, Cl A *	13,649	311,470
Boston Omaha, Cl A *	13,611	200,082
Bumble, Cl A *	52,589	491,181
Cable One	3,127	1,292,639
Cardlytics *	22,174	183,822
Cargurus, Cl A *	48,607	1,206,426
Cars.com *	36,325	749,022
Cinemark Holdings *	60,940	1,436,965
Clear Channel Outdoor Holdings, Cl A *	192,206	319,062
Cogent Communications Holdings	24,356	1,719,290
Consolidated Communications Holdings *	41,821	192,377
EchoStar, Cl A *	67,038	1,346,123
Emerald Holding *	9,015	51,115
Entravision Communications, Cl A	34,433	75,408
Eventbrite, Cl A *	45,741	223,674
EverQuote, Cl A *	13,847	361,268
EW Scripps, Cl A *	34,433	129,468
fuboTV *	160,072	233,705
Gannett *	78,370	384,797
Getty Images Holdings * (A)	53,839	205,127
Globalstar *	402,787	487,372
Gogo *	35,779	324,873
Golden Matrix Group *	8,946	19,950
Gray Television	47,230	303,689
Ibotta, Cl A *	4,255	286,106
IDT, Cl B	8,517	325,605
iHeartMedia, Cl A *	58,048	103,325
IMAX *	23,616	498,298
Integral Ad Science Holding *	39,856	405,734
John Wiley & Sons, Cl A	20,009	955,430

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Lions Gate Entertainment, Cl A *	32,630	$299,217
Lions Gate Entertainment, Cl B *	67,198	553,712
LiveOne *	34,309	58,325
Lumen Technologies *	558,876	1,760,459
Madison Square Garden Entertainment, Cl A *	21,598	852,905
Magnite *	69,082	1,004,452
Marcus	13,242	166,717
MediaAlpha, Cl A *	13,723	201,316
National CineMedia *	39,101	236,170
Nextdoor Holdings *	96,081	272,870
Outbrain *	21,297	101,800
Playstudios *	49,033	106,402
PubMatic, Cl A *	23,088	507,012
QuinStreet *	29,024	542,749
Reservoir Media *	10,818	86,111
Scholastic	12,827	401,870
Shenandoah Telecommunications	27,221	579,535
Shutterstock	13,774	609,086
Sinclair	18,030	277,301
Sphere Entertainment *	14,600	649,408
Spok Holdings	10,100	154,833
Stagwell, Cl A *	49,994	333,960
System1 *	17,678	24,042
TechTarget *	14,424	461,568
TEGNA	97,310	1,550,148
Telephone and Data Systems	54,358	1,152,390
Thryv Holdings *	17,567	342,205
Townsquare Media, Cl A	7,212	87,121
TrueCar *	47,293	173,092
Vimeo *	81,793	328,808
Vivid Seats, Cl A *	43,176	210,699
WideOpenWest *	27,197	148,224
Yelp, Cl A *	36,253	1,320,697
Ziff Davis *	25,121	1,202,793
ZipRecruiter, Cl A *	39,678	363,450
		36,457,800
Consumer Discretionary — 9.7%
1-800-Flowers.com, Cl A *	14,424	149,433

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
1stdibs.com *	12,890	$59,036
Aaron’s	17,121	171,210
Abercrombie & Fitch, Cl A *	27,771	4,095,667
Academy Sports & Outdoors	39,899	2,157,339
Accel Entertainment, Cl A *	28,931	352,958
Acushnet Holdings	16,053	1,165,127
Adient *	50,065	1,289,674
Adtalem Global Education *	21,497	1,685,580
aka Brands Holding *	111	1,908
A-Mark Precious Metals	9,640	370,562
American Axle & Manufacturing Holdings *	63,480	471,656
American Eagle Outfitters	100,744	2,221,405
American Public Education *	8,351	166,686
America’s Car-Mart *	3,325	230,256
Arhaus, Cl A	28,035	425,852
Arko	44,472	291,292
Asbury Automotive Group *	11,186	3,011,495
Bally’s *	13,174	226,988
BARK *	75,902	117,648
Beazer Homes USA *	16,403	552,289
Beyond *	25,418	287,223
Biglari Holdings, Cl B *	426	85,520
BJ’s Restaurants *	10,282	324,706
Bloomin’ Brands	43,387	904,619
Boot Barn Holdings *	16,361	2,183,866
Brinker International *	24,373	1,628,360
Buckle	17,024	735,267
Build-A-Bear Workshop, Cl A	7,212	195,589
Caleres	18,840	726,470
Camping World Holdings, Cl A	23,615	540,311
Canoo * (A)	30,245	60,792
Carriage Services, Cl A	7,588	243,271
Cavco Industries *	4,624	1,917,203
Century Communities	15,598	1,633,267
Cheesecake Factory	26,575	1,033,502
Chegg *	54,732	186,636
Chuy’s Holdings *	9,482	351,687
Citi Trends *	4,271	83,754
Clarus	16,403	99,074

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Cooper-Standard Holdings *	8,921	$131,852
Coursera *	75,950	706,335
Cracker Barrel Old Country Store (A)	12,238	560,868
Cricut, Cl A	25,535	158,572
Dana	71,900	913,849
Dave & Buster’s Entertainment *	18,108	681,042
Denny’s *	29,024	213,617
Designer Brands, Cl A	23,615	192,698
Destination XL Group *	29,586	110,356
Dine Brands Global	8,404	301,199
Dorman Products *	14,489	1,468,750
Dream Finders Homes, Cl A *	15,419	486,469
El Pollo Loco Holdings *	14,849	179,079
Escalade	5,409	80,486
Ethan Allen Interiors	12,621	389,610
European Wax Center, Cl A *	18,688	175,480
Everi Holdings *	43,638	561,621
EVgo, Cl A * (A)	55,609	213,539
Figs, Cl A *	72,472	471,068
First Watch Restaurant Group *	16,746	272,457
Flexsteel Industries	2,473	93,850
Foot Locker	45,983	1,336,266
Fox Factory Holding *	23,349	1,246,603
Frontdoor *	43,266	1,707,276
Full House Resorts *	18,206	102,500
Funko, Cl A *	16,507	164,905
Genesco *	5,905	182,051
Gentherm *	17,337	956,656
G-III Apparel Group *	22,291	614,563
Global Business Travel Group I *	68,534	460,549
Golden Entertainment	10,994	367,529
Goodyear Tire & Rubber *	156,970	1,836,549
GoPro, Cl A *	70,669	107,417
Graham Holdings, Cl B	1,824	1,413,326
Green Brick Partners *	17,391	1,272,152
Group 1 Automotive	7,325	2,678,899
Groupon, Cl A *	12,648	168,471
GrowGeneration *	32,630	75,375
Hamilton Beach Brands Holding, Cl A	4,441	86,733

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hanesbrands *	194,676	$1,156,375
Haverty Furniture	7,912	231,584
Helen of Troy *	13,105	774,637
Hilton Grand Vacations *	40,601	1,754,369
Holley *	25,706	101,282
Hooker Furnishings	5,852	89,360
Hovnanian Enterprises, Cl A *	2,746	576,358
Inspired Entertainment *	12,621	116,492
Installed Building Products	13,213	3,572,135
International Game Technology	62,689	1,471,311
iRobot *	16,227	191,316
J Jill	2,568	98,740
Jack in the Box	10,818	643,022
JAKKS Pacific *	4,370	91,945
Johnson Outdoors, Cl A	2,573	109,095
KB Home	37,100	3,193,568
Kontoor Brands	30,735	2,156,060
Krispy Kreme	47,228	502,034
Kura Sushi USA, Cl A *	3,263	187,590
Lands’ End *	7,792	137,841
Landsea Homes *	9,938	121,045
Laureate Education, Cl A	74,451	1,153,991
La-Z-Boy, Cl Z	23,552	1,039,585
LCI Industries	13,705	1,599,236
Legacy Housing *	6,155	175,294
Leslie’s *	99,869	294,614
LGI Homes *	11,487	1,321,809
Life Time Group Holdings *	32,198	668,752
Lifetime Brands	6,281	54,268
Lincoln Educational Services *	14,367	202,718
Lindblad Expeditions Holdings *	20,009	172,278
Lovesac *	7,800	213,408
Luminar Technologies, Cl A *	184,740	306,668
M/I Homes *	14,873	2,481,263
Malibu Boats, Cl A *	11,190	425,668
Marine Products	5,409	57,281
MarineMax *	11,906	415,162
MasterCraft Boat Holdings *	9,015	197,248
Meritage Homes	19,854	4,027,781

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Mister Car Wash *	50,798	$386,065
Modine Manufacturing *	28,506	3,354,016
Monarch Casino & Resort	7,212	564,555
Mondee Holdings, Cl A *	21,033	62,889
Monro	16,403	505,540
Movado Group	8,326	215,643
Nathan’s Famous	1,546	116,027
National Vision Holdings *	43,448	628,258
Nerdy *	36,764	63,602
ODP *	19,601	828,142
ONE Group Hospitality *	12,621	63,988
OneWater Marine, Cl A *	6,587	162,567
Oxford Industries	8,167	860,230
Papa John’s International	18,206	805,251
Patrick Industries	11,928	1,527,500
Peloton Interactive, Cl A *	185,163	659,180
Perdoceo Education	36,236	898,290
Petco Health & Wellness, Cl A *	44,330	153,382
Phinia	24,970	1,116,159
PlayAGS *	21,675	248,179
Portillo’s, Cl A *	29,719	307,889
Potbelly *	14,600	106,580
Purple Innovation, Cl A *	31,003	42,784
Qurate Retail, Cl B *	4	16
RCI Hospitality Holdings	4,785	236,762
RealReal *	52,454	196,178
Red Rock Resorts, Cl A	27,221	1,551,597
Revolve Group, Cl A *	21,534	416,683
Rocky Brands	4,032	138,217
RumbleON, Cl B * (A)	7,657	31,547
Rush Street Interactive *	41,863	419,049
Sabre *	207,462	711,595
Sally Beauty Holdings *	57,525	658,661
Savers Value Village *	12,880	131,247
Shake Shack, Cl A *	21,037	1,843,262
Shoe Carnival	9,832	417,565
Signet Jewelers	23,540	1,980,420
Six Flags Entertainment	23,341	1,111,732
Skyline Champion *	29,675	2,418,809

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sleep Number *	12,621	$148,928
Solid Power *	87,072	163,695
Solo Brands, Cl A *	10,642	25,434
Sonic Automotive, Cl A	7,929	472,093
Sonos *	67,669	913,532
Standard Motor Products	11,932	390,534
Steven Madden	39,973	1,812,376
Stitch Fix, Cl A *	50,660	238,609
Stoneridge *	15,070	253,327
Strategic Education	12,222	1,288,199
Stride *	23,510	1,786,290
Superior Group	6,873	136,910
Sweetgreen, Cl A *	54,326	1,492,879
Target Hospitality *	18,206	170,408
Taylor Morrison Home, Cl A *	57,310	3,844,355
ThredUp, Cl A *	41,997	88,194
Tile Shop Holdings *	16,227	117,159
Tilly’s, Cl A *	8,146	47,736
Topgolf Callaway Brands *	77,931	1,285,862
Torrid Holdings * (A)	7,212	59,860
Traeger *	19,833	48,393
Tri Pointe Homes *	51,655	2,337,389
Udemy *	52,816	488,020
United Homes Group * (A)	3,606	22,393
United Parks & Resorts *	19,603	1,032,098
Universal Technical Institute *	21,812	413,119
Upbound Group, Cl A	29,606	1,117,034
Urban Outfitters *	35,286	1,624,920
Vacasa, Cl A * (A)	4,123	17,069
Vera Bradley *	14,600	100,448
Victoria’s Secret *	43,106	765,132
Vista Outdoor *	32,191	1,307,920
Visteon *	15,038	1,737,491
Vizio Holding, Cl A *	49,016	538,196
Warby Parker, Cl A *	48,145	792,948
Weyco Group	3,343	116,370
Winmark	1,606	635,398
Winnebago Industries	15,784	986,816
Wolverine World Wide	43,624	648,689

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Worthington Enterprises	17,362	$866,537
XPEL *	13,936	569,564
Xponential Fitness, Cl A *	13,224	227,056
Zumiez *	9,015	229,161
		144,957,575
Consumer Staples — 2.6%
Alico	3,955	116,475
Andersons	18,024	982,849
B&G Foods	43,448	374,522
Beauty Health *	44,899	83,063
Beyond Meat * (A)	32,630	204,916
BRC, Cl A * (A)	28,682	163,774
Calavo Growers	9,015	214,467
Cal-Maine Foods	22,679	1,623,136
Central Garden & Pet *	5,409	215,495
Central Garden & Pet, Cl A *	28,807	989,809
Chefs’ Warehouse *	19,366	805,432
Dole	41,489	616,112
Duckhorn Portfolio *	29,335	212,972
Edgewell Personal Care	27,036	1,058,459
Fresh Del Monte Produce	18,626	466,581
Hain Celestial Group *	49,524	383,316
Herbalife *	55,175	677,549
HF Foods Group *	23,439	93,522
Honest *	42,483	158,462
Ingles Markets, Cl A	8,052	652,615
Inter Parfums	10,031	1,411,161
Ispire Technology * (A)	10,634	81,244
J & J Snack Foods	8,403	1,417,586
John B Sanfilippo & Son	4,894	513,234
Lancaster Colony	10,818	2,088,523
Lifecore Biomedical *	10,791	68,307
Lifeway Foods *	2,017	24,870
Limoneira	9,015	198,691
Mama’s Creations *	17,466	133,091
Medifast	5,941	130,286
MGP Ingredients	7,822	637,884
Mission Produce *	23,959	269,299

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
National Beverage	12,974	$633,001
Natural Grocers by Vitamin Cottage	5,409	147,558
Nature’s Sunshine Products *	7,212	123,397
Nu Skin Enterprises, Cl A	27,390	307,316
Olaplex Holdings *	73,409	152,691
PriceSmart	13,788	1,259,258
Primo Water	87,028	1,908,524
Seneca Foods, Cl A *	2,657	160,323
Simply Good Foods *	50,398	1,709,500
SpartanNash	18,962	400,477
Sprouts Farmers Market *	55,587	5,552,585
TreeHouse Foods *	26,912	1,084,015
Turning Point Brands	9,463	356,944
United Natural Foods *	32,630	505,765
Universal	13,198	705,037
USANA Health Sciences *	6,170	275,182
Utz Brands	35,580	528,007
Vector Group	81,090	1,036,330
Veru *	66,776	62,516
Village Super Market, Cl A	4,808	152,317
Vita Coco *	21,812	563,622
Vital Farms *	17,992	656,528
Waldencast, Cl A *	13,485	42,343
WD-40	7,521	1,967,569
Weis Markets	9,015	680,182
Westrock Coffee * (A)	18,671	184,843
Whole Earth Brands *	17,009	82,834
WK Kellogg	35,842	630,819
		38,937,185
Energy — 5.2%
Aemetis *	18,401	59,067
Amplify Energy *	21,629	162,434
Archrock	85,246	1,767,150
Atlas Energy Solutions, Cl A	37,217	790,489
Berry	42,294	290,137
Bristow Group *	13,538	513,767
Cactus, Cl A	36,236	2,287,216
California Resources	38,141	1,961,973

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Centrus Energy, Cl A *(B)	7,745	$338,379
ChampionX	105,340	3,608,948
Clean Energy Fuels *	96,087	273,848
CNX Resources *	82,541	2,184,860
Comstock Resources	51,016	483,121
CONSOL Energy *	16,188	1,615,724
Core Laboratories	25,898	634,242
Crescent Energy, Cl A (A)	76,166	931,513
CVR Energy	18,859	539,367
Delek US Holdings	34,900	829,922
DHT Holdings	74,529	875,716
Diamond Offshore Drilling *	56,397	926,039
Diversified Energy	25,949	426,861
DMC Global *	10,818	146,043
Dorian LPG	19,106	780,671
Drilling Tools International *	6,497	37,163
Dril-Quip *	18,889	327,157
Empire Petroleum *	7,388	40,412
Energy Fuels * (A)(B)	90,678	515,958
Evolution Petroleum	18,030	101,329
Excelerate Energy, Cl A	9,571	192,664
Expro Group Holdings *	52,165	1,211,271
Forum Energy Technologies *	6,457	119,132
FutureFuel	14,600	81,614
Geospace Technologies *	6,366	59,395
Granite Ridge Resources	29,088	199,253
Green Plains *	35,084	622,039
Gulfport Energy *	7,177	1,056,526
Hallador Energy *	13,802	109,864
Helix Energy Solutions Group *	79,382	936,708
Helmerich & Payne	53,326	2,155,437
HighPeak Energy (A)	7,999	134,463
International Seaways	22,190	1,242,640
Kinetik Holdings, Cl A	21,122	876,141
Kodiak Gas Services	11,064	319,196
Liberty Energy, Cl A	88,963	2,148,456
Magnolia Oil & Gas, Cl A	95,676	2,606,214
Mammoth Energy Services *	12,797	51,444
Murphy Oil	80,124	3,315,531

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Nabors Industries *	5,032	$517,441
NACCO Industries, Cl A	2,325	70,006
Natural Gas Services Group *	5,922	120,572
Newpark Resources *	45,646	377,036
NextDecade *	63,267	513,095
Noble	63,155	2,982,179
Northern Oil & Gas	54,809	2,367,201
Oceaneering International *	55,811	1,675,446
Oil States International *	33,893	193,868
Par Pacific Holdings *	31,598	838,927
Patterson-UTI Energy	219,888	2,416,569
PBF Energy, Cl A	57,263	2,333,467
Peabody Energy	70,486	1,565,494
Prairie Operating * (A)	1,808	17,447
PrimeEnergy Resources *	405	47,839
ProFrac Holding, Cl A *	12,289	114,165
ProPetro Holding *	50,077	480,238
Ranger Energy Services, Cl A	9,015	116,925
REX American Resources *	8,493	431,529
Riley Exploration Permian	6,234	182,594
Ring Energy *	81,673	160,896
RPC	46,923	350,515
Sable Offshore *	27,861	468,622
SandRidge Energy	18,030	245,028
SEACOR Marine Holdings *	13,465	186,625
Select Water Solutions, Cl A	50,244	593,884
Sitio Royalties, Cl A	45,526	1,108,558
SM Energy	63,210	2,920,302
Solaris Oilfield Infrastructure, Cl A	13,868	182,364
Talos Energy *	81,550	965,552
TETRA Technologies *	70,669	263,595
Tidewater *	26,932	2,665,191
Transocean *	402,696	2,331,610
Uranium Energy *(B)	217,768	1,291,364
Ur-Energy *(B)	148,348	183,952
US Silica Holdings *	41,822	647,823
VAALCO Energy	57,516	411,815
Valaris *	34,706	2,727,545
Verde Clean Fuels *	1,811	7,896

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Vital Energy *	15,824	$690,085
Vitesse Energy	13,807	358,430
W&T Offshore	56,069	135,126
World Kinect	32,337	903,172
		78,049,482
Financial — 0.0%
Cipher Mining *	95,325	498,550

Financials — 17.6%
1st Source	10,110	642,490
Acacia Research *	20,877	111,692
ACNB	4,541	188,361
AFC Gamma ‡	9,191	82,443
Alerus Financial	9,829	220,661
AlTi Global * (A)	18,576	91,022
Amalgamated Financial	9,868	313,901
Ambac Financial Group *	23,975	316,230
Amerant Bancorp, Cl A	16,300	366,587
American Coastal Insurance *	13,303	162,430
Ameris Bancorp	36,397	2,216,213
AMERISAFE	10,539	500,392
Ames National	4,852	105,919
Angel Oak Mortgage REIT ‡	6,547	82,492
Apollo Commercial Real Estate Finance ‡	78,765	858,538
Arbor Realty Trust ‡ (A)	101,692	1,372,842
Ares Commercial Real Estate ‡	29,024	224,356
ARMOUR Residential REIT ‡	27,221	549,864
Arrow Financial	9,015	284,153
Artisan Partners Asset Management, Cl A	34,784	1,536,061
AssetMark Financial Holdings *	12,635	435,907
Associated Banc-Corp	82,686	1,900,124
Atlantic Union Bankshares	49,399	2,039,685
Atlanticus Holdings *	3,018	107,954
AvidXchange Holdings *	95,594	854,610
Axos Financial *	30,088	2,196,725
B Riley Financial (A)	10,994	211,085
Baldwin Insurance Group, Cl A *	36,372	1,590,911
Banc of California	76,739	1,072,811

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BancFirst	11,055	$1,187,639
Bancorp *	27,486	1,424,874
Bank First	5,409	501,414
Bank of Hawaii	21,555	1,478,457
Bank of Marin Bancorp	9,015	183,095
Bank7	2,226	92,334
BankUnited	41,178	1,586,177
Bankwell Financial Group	3,606	101,509
Banner	18,856	1,116,652
Bar Harbor Bankshares	8,220	262,711
BayCom	5,906	142,276
BCB Bancorp	8,244	104,534
Berkshire Hills Bancorp	23,947	660,937
BGC Group, Cl A	204,048	1,879,282
Blackstone Mortgage Trust, Cl A ‡ (A)	95,623	1,706,871
Blue Foundry Bancorp *	11,442	129,180
Bread Financial Holdings	27,478	1,499,749
Bridgewater Bancshares *	10,994	151,827
Brightsphere Investment Group	15,036	393,793
BrightSpire Capital, Cl A ‡	71,323	408,681
Brookline Bancorp	49,033	514,356
Burford Capital	110,635	1,561,060
Burke & Herbert Financial Services	7,212	488,252
Business First Bancshares	13,299	338,061
Byline Bancorp	17,191	482,208
Cadence Bank	100,633	3,307,807
Camden National	7,979	332,565
Cannae Holdings	30,769	618,765
Cantaloupe *	32,630	254,188
Capital Bancorp	5,409	137,875
Capital City Bank Group	7,660	271,930
Capitol Federal Financial	68,498	432,907
Carter Bankshares *	12,621	205,596
Cass Information Systems	7,519	322,866
Cathay General Bancorp	38,437	1,703,528
Central Pacific Financial	14,600	380,914
Chemung Financial	1,803	87,914
Chicago Atlantic Real Estate Finance ‡	9,191	146,872
Chimera Investment ‡	44,502	650,174

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ChoiceOne Financial Services	3,913	$107,607
Citizens & Northern	8,213	166,313
Citizens Financial Services	2,533	135,414
City Holding	8,053	981,661
Civista Bancshares	8,465	151,947
Claros Mortgage Trust ‡	47,571	452,400
Cleanspark *	121,994	1,951,904
CNB Financial	11,351	291,267
CNO Financial Group	59,131	2,061,307
Coastal Financial *	6,152	324,210
Cohen & Steers	15,148	1,300,001
Colony Bankcorp	9,015	140,003
Columbia Financial *	15,079	271,573
Community Financial System	28,886	1,781,688
Community Trust Bancorp	8,463	429,243
Community West Bancshares	9,191	190,621
Compass Diversified Holdings	36,795	885,288
ConnectOne Bancorp	20,009	484,618
Consumer Portfolio Services *	4,688	44,348
Crawford, Cl A	9,015	88,257
CrossFirst Bankshares *	25,418	471,250
Customers Bancorp *	16,403	1,057,665
CVB Financial	72,807	1,387,701
Diamond Hill Investment Group	1,455	231,665
Dime Community Bancshares	19,572	494,780
Donegal Group, Cl A	9,015	132,791
Donnelley Financial Solutions *	14,454	975,356
Dynex Capital ‡	35,182	428,165
Eagle Bancorp	16,403	352,993
Eastern Bankshares	106,305	1,768,915
Ellington Financial ‡	45,492	577,293
Employers Holdings	13,907	667,675
Enact Holdings	16,151	549,619
Encore Capital Group *	12,797	646,888
Enova International *	14,460	1,250,356
Enstar Group *	6,999	2,270,476
Enterprise Bancorp	5,409	159,836
Enterprise Financial Services	20,403	1,078,707
Equity Bancshares, Cl A	7,986	323,433

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Esquire Financial Holdings	3,930	$242,363
ESSA Bancorp	4,629	88,831
Essent Group	57,524	3,614,808
F&G Annuities & Life	10,251	442,126
Farmers & Merchants Bancorp	7,212	198,546
Farmers National Banc	20,009	312,340
FB Financial	19,575	913,957
Federal Agricultural Mortgage, Cl C	5,025	1,036,255
Fidelity D&D Bancorp	2,576	133,694
Financial Institutions	8,381	220,588
First Bancorp	22,114	924,365
First Bancorp	5,965	167,915
First Bancshares	16,936	564,308
First Bank	11,627	179,521
First Busey	29,461	808,410
First Business Financial Services	4,298	197,794
First Commonwealth Financial	55,723	1,007,472
First Community Bankshares	9,418	421,738
First Financial	6,279	282,304
First Financial Bancorp	52,138	1,426,496
First Financial Bankshares	71,898	2,765,197
First Financial Northwest	3,580	77,006
First Foundation	29,024	203,168
First Internet Bancorp	4,352	161,285
First Interstate BancSystem, Cl A	43,166	1,362,751
First Merchants	32,200	1,299,270
First Mid Bancshares	12,621	484,520
First of Long Island	11,812	154,973
First Western Financial *	4,365	79,181
FirstCash Holdings	21,608	2,411,453
Five Star Bancorp	8,995	264,453
Flushing Financial	15,210	224,043
Flywire *	66,719	1,221,625
Forge Global Holdings *	61,830	89,653
Franklin BSP Realty Trust ‡	45,212	625,734
FS Bancorp	3,606	158,772
Fulton Financial	98,652	1,910,889
FVCBankcorp *	9,015	114,310
GCM Grosvenor	23,345	259,830

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Genworth Financial, Cl A *	239,847	$1,623,764
German American Bancorp	15,766	620,234
Glacier Bancorp	62,781	2,806,939
GoHealth, Cl A *	2,534	33,246
Goosehead Insurance, Cl A *	12,940	1,168,353
Granite Point Mortgage Trust ‡	28,848	85,967
Great Southern Bancorp	4,731	296,208
Green Dot, Cl A *	29,321	280,309
Greene County Bancorp	3,894	141,158
Greenlight Capital Re, Cl A *	15,248	210,422
Guaranty Bancshares	4,355	150,378
HA Sustainable Infrastructure Capital	62,084	2,034,493
Hamilton Lane, Cl A	21,229	3,064,831
Hancock Whitney	47,946	2,624,085
Hanmi Financial	16,403	334,621
HarborOne Bancorp	21,928	292,739
HBT Financial	7,212	165,876
HCI Group	4,419	416,535
Heartland Financial USA	23,414	1,276,531
Heritage Commerce	32,630	337,721
Heritage Financial	18,942	438,886
Heritage Insurance Holdings *	11,844	94,634
Hilltop Holdings	25,562	843,290
Hingham Institution For Savings	875	217,604
Hippo Holdings *	10,937	194,022
Home Bancorp	3,962	174,803
Home BancShares	104,101	2,949,181
HomeStreet	10,108	145,555
HomeTrust Bancshares	8,101	287,342
Hope Bancorp	64,013	842,411
Horace Mann Educators	22,692	784,462
Horizon Bancorp	23,615	377,132
I3 Verticals, Cl A *	12,621	309,341
Independent Bank	23,365	1,498,865
Independent Bank	11,009	381,902
Independent Bank Group	20,009	1,181,732
International Bancshares	29,853	2,013,286
International Money Express *	17,506	388,808
Invesco Mortgage Capital ‡	27,221	247,167

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Investar Holding	4,784	$88,504
Investors Title	784	166,867
Jackson Financial, Cl A	42,115	3,708,647
James River Group Holdings	17,279	149,291
John Marshall Bancorp	7,212	139,408
Kearny Financial	30,827	221,954
KKR Real Estate Finance Trust ‡	32,630	374,592
Ladder Capital, Cl A ‡	62,680	752,160
Lakeland Financial	13,658	935,983
LCNB	7,212	110,271
Lemonade *	28,469	513,296
LendingClub *	60,329	754,716
LendingTree *	5,409	287,867
LINKBANCORP (A)	11,356	82,785
Live Oak Bancshares	19,131	863,573
Maiden Holdings *	50,660	106,893
MarketWise	18,558	21,156
Marqeta, Cl A *	256,223	1,381,042
MBIA	25,418	111,839
Medallion Financial	9,607	79,642
Mercantile Bank	8,710	421,216
Merchants Bancorp	9,421	423,945
Mercury General	14,758	883,561
Metrocity Bankshares	10,191	322,138
Metropolitan Bank Holding *	5,865	309,261
MFA Financial ‡	56,520	632,459
Mid Penn Bancorp	8,230	244,020
Middlefield Banc	4,051	109,215
Midland States Bancorp	11,592	275,194
MidWestOne Financial Group	8,011	234,802
Moelis, Cl A	38,940	2,647,920
Moneylion *	4,662	321,305
Mortgage Investment Trust ‡	15,089	116,487
Mr Cooper Group *	35,211	3,164,765
MVB Financial	6,309	144,918
National Bank Holdings, Cl A	20,380	853,514
National Bankshares	3,175	100,902
Navient	44,512	730,442
NB Bancorp *	21,203	405,401

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NBT Bancorp	25,418	$1,245,990
NCR Atleos *	39,792	1,279,313
Nelnet, Cl A	7,935	894,354
NerdWallet, Cl A *	21,329	312,043
New York Community Bancorp	140,030	1,473,116
New York Mortgage Trust ‡	50,836	329,417
NewtekOne	12,797	179,030
Nexpoint Real Estate Finance ‡	4,514	65,137
NI Holdings *	4,261	69,966
Nicolet Bankshares	7,379	742,032
NMI Holdings, Cl A *	43,815	1,724,120
Northeast Bank	3,606	262,012
Northeast Community Bancorp	6,800	154,904
Northfield Bancorp	21,812	272,868
Northrim BanCorp	2,907	198,839
Northwest Bancshares	70,160	985,046
Norwood Financial	4,164	122,755
Oak Valley Bancorp	3,606	102,663
OceanFirst Financial	31,762	577,116
Old National Bancorp	173,701	3,477,494
Old Second Bancorp	24,080	407,434
Onity Group *	3,606	105,403
Open Lending, Cl A *	56,245	354,344
OppFi	9,989	38,558
Orange County Bancorp (A)	2,706	168,286
Orchid Island Capital, Cl A ‡	29,024	233,353
Origin Bancorp	16,403	563,607
Orrstown Financial Services	10,117	355,714
Oscar Health, Cl A *	106,990	1,891,583
P10, Cl A	22,891	228,223
Pacific Premier Bancorp	52,814	1,429,147
Palomar Holdings *	13,458	1,238,271
Park National	7,955	1,407,717
Parke Bancorp	5,799	113,428
Pathward Financial	14,140	955,016
Payoneer Global *	156,070	863,067
Paysafe *	17,928	376,309
Paysign *	18,206	97,038
PCB Bancorp	6,024	116,082

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Peapack-Gladstone Financial	9,015	$254,764
PennyMac Financial Services	14,734	1,445,700
PennyMac Mortgage Investment Trust ‡	47,981	660,698
Peoples Bancorp	19,078	634,725
Peoples Bancorp of North Carolina	2,560	81,357
Peoples Financial Services	5,078	252,224
Perella Weinberg Partners, Cl A	29,038	548,818
Pioneer Bancorp *	6,430	71,695
Piper Sandler	9,586	2,619,662
PJT Partners	13,030	1,732,208
Plumas Bancorp	3,003	129,940
Ponce Financial Group *	10,818	107,098
PRA Group *	21,399	570,283
Preferred Bank	6,843	588,909
Premier Financial	19,515	494,510
Primis Financial	10,994	145,121
Princeton Bancorp	2,755	107,776
Priority Technology Holdings *	10,818	64,151
ProAssurance *	29,808	390,485
PROG Holdings	23,294	1,049,628
Provident Bancorp *	8,148	88,732
Provident Financial Services	69,528	1,289,049
QCR Holdings	9,015	689,107
Radian Group	83,720	3,106,012
RBB Bancorp	9,191	212,036
Ready Capital ‡	89,231	828,064
Red River Bancshares	2,562	142,755
Redwood Trust ‡	72,701	528,536
Regional Management	4,429	144,828
Remitly Global *	79,935	1,055,941
Renasant	30,555	1,050,786
Repay Holdings, Cl A *	49,801	479,086
Republic Bancorp, Cl A	4,574	300,146
Riot Platforms *	149,860	1,527,073
Root, Cl A *	4,698	282,961
S&T Bancorp	21,086	935,797
Safety Insurance Group	8,127	695,265
Sandy Spring Bancorp	24,238	742,410
Seacoast Banking Corp of Florida	46,598	1,297,288

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Selective Insurance Group	33,561	$3,031,230
Selectquote *	73,904	302,267
ServisFirst Bancshares	28,011	2,247,603
Seven Hills Realty Trust ‡	6,630	88,776
Sezzle * (A)	1,285	112,386
Shore Bancshares	16,927	245,780
Sierra Bancorp	7,212	209,797
Silvercrest Asset Management Group, Cl A	5,409	95,902
Simmons First National, Cl A	68,424	1,473,169
Skyward Specialty Insurance Group *	20,351	805,289
SmartFinancial	9,015	255,485
South Plains Financial	6,486	210,406
Southern California Bancorp *	13,420	211,902
Southern First Bancshares *	4,213	145,770
Southern Missouri Bancorp	5,246	300,071
Southern States Bancshares	4,564	149,334
Southside Bancshares	15,858	554,871
SouthState	41,960	4,152,781
Stellar Bancorp	27,221	745,855
StepStone Group, Cl A	29,621	1,488,751
Sterling Bancorp *	12,621	73,454
Stewart Information Services	14,891	1,052,794
Stock Yards Bancorp	14,140	879,791
StoneX Group *	15,123	1,260,351
Sunrise Realty Trust ‡ *	3,063	36,756
SWK Holdings *	1,592	28,035
Terawulf *	125,941	523,915
Texas Capital Bancshares *	25,603	1,692,358
Third Coast Bancshares *	6,234	145,689
Timberland Bancorp	4,206	128,493
Tiptree	13,895	274,426
Tompkins Financial	7,028	442,342
Towne Bank	38,717	1,286,953
TPG RE Finance Trust ‡	31,159	272,330
TriCo Bancshares	17,665	821,952
Triumph Financial *	12,151	1,102,460
Trupanion * (A)	18,074	669,822
TrustCo Bank NY	10,260	365,359
Trustmark	33,511	1,163,837

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Two Harbors Investment ‡	57,334	$772,289
UMB Financial	24,730	2,522,955
United Bankshares	73,020	2,842,669
United Community Banks	66,047	2,044,155
United Fire Group	11,543	258,679
Unity Bancorp	4,012	138,895
Universal Insurance Holdings	13,177	261,036
Univest Financial	16,227	448,677
Upstart Holdings *	42,446	1,185,517
USCB Financial Holdings	5,409	90,114
Valley National Bancorp	238,291	2,001,644
Value Line	463	21,877
Velocity Financial *	4,971	94,101
Veritex Holdings	29,024	727,632
Victory Capital Holdings, Cl A	22,754	1,192,082
Virginia National Bankshares	2,529	98,833
Virtus Investment Partners	3,744	846,144
WaFd	36,774	1,308,787
Walker & Dunlop	17,716	1,893,840
Washington Trust Bancorp	9,191	294,204
Waterstone Financial	9,015	134,504
WesBanco	31,697	1,010,500
West BanCorp	9,015	186,971
Westamerica BanCorp	14,181	765,207
WisdomTree	77,041	919,870
World Acceptance *	1,989	242,897
WSFS Financial	33,070	1,868,124
		262,507,415
Health Care — 17.1%
2seventy bio *	26,985	127,369
4D Molecular Therapeutics *	27,538	488,249
89bio *	45,251	414,499
908 Devices *	12,797	72,815
Absci *	44,058	193,855
ACADIA Pharmaceuticals *	66,077	1,256,785
Accolade *	40,018	164,074
Accuray *	52,639	96,856
ACELYRIN *	40,300	241,800

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Achieve Life Sciences * (A)	17,935	$89,316
Acrivon Therapeutics *	6,507	54,529
Actinium Pharmaceuticals *	16,403	113,509
Acumen Pharmaceuticals *	23,141	76,365
AdaptHealth, Cl A *	56,229	638,761
Adaptive Biotechnologies *	63,633	289,530
Addus HomeCare *	8,718	1,058,016
ADMA Biologics *	124,109	1,524,059
Adverum Biotechnologies *	10,820	80,284
Aerovate Therapeutics *	5,585	10,165
Agenus * (A)	10,994	66,404
agilon health *	170,330	1,173,574
Agios Pharmaceuticals *	31,250	1,450,000
AirSculpt Technologies *	7,212	35,844
Akebia Therapeutics *	114,760	158,369
Akero Therapeutics *	37,444	1,000,878
Akoya Biosciences *	12,973	32,043
Aldeyra Therapeutics *	27,221	107,251
Alector *	44,591	267,546
Alignment Healthcare *	55,106	481,626
Alimera Sciences * (A)	10,949	60,876
Alkermes *	92,756	2,534,094
Allogene Therapeutics *	58,097	170,805
Alphatec Holdings *	56,600	571,660
Altimmune * (A)	39,194	249,274
Alto Neuroscience * (A)	4,896	52,779
ALX Oncology Holdings *	18,176	87,245
Amicus Therapeutics *	162,006	1,670,282
AMN Healthcare Services *	20,963	1,417,518
Amneal Pharmaceuticals *	87,097	638,421
Amphastar Pharmaceuticals *	21,241	924,408
AnaptysBio *	10,842	377,735
Anavex Life Sciences * (A)	40,192	273,105
AngioDynamics *	21,107	165,479
ANI Pharmaceuticals *	10,213	671,198
Anika Therapeutics *	8,063	219,717
Annexon *	46,449	297,738
Apogee Therapeutics *	19,881	968,205
Applied Therapeutics *	51,918	308,393

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Aquestive Therapeutics *	40,969	$157,321
Arbutus Biopharma *	77,062	290,524
Arcellx *	23,805	1,471,387
Arcturus Therapeutics Holdings *	12,697	297,872
Arcus Biosciences *	30,021	492,645
Arcutis Biotherapeutics *	58,175	585,822
Ardelyx *	128,308	712,109
ArriVent Biopharma * (A)	5,409	118,457
Arrowhead Pharmaceuticals *	65,909	1,882,361
ARS Pharmaceuticals *	27,177	295,414
Artivion *	21,812	592,196
Arvinas *	35,285	970,690
Astrana Health *	23,663	1,241,361
Astria Therapeutics *	24,781	289,442
Atea Pharmaceuticals *	43,448	165,971
Atossa Therapeutics *	65,391	88,278
AtriCure *	26,182	564,746
Atrion	757	346,933
Aura Biosciences *	25,563	260,998
Avadel Pharmaceuticals *	50,626	827,229
Avanos Medical *	25,068	599,627
Aveanna Healthcare Holdings *	29,024	122,191
Avid Bioservices *	34,328	358,384
Avidity Biosciences *	55,681	2,537,940
Avita Medical *	14,424	141,355
Axogen *	23,615	207,340
Axonics *	28,125	1,926,000
Axsome Therapeutics *	20,114	1,756,153
Beam Therapeutics *	42,209	1,335,493
BioCryst Pharmaceuticals *	113,871	828,981
Biohaven *	41,509	1,632,549
BioLife Solutions *	19,569	470,047
Biomea Fusion * (A)	15,226	84,809
Biote, Cl A *	14,854	117,792
Bioventus, Cl A *	19,809	138,861
Black Diamond Therapeutics *	20,491	124,790
Bluebird Bio *	108,532	125,897
Blueprint Medicines *	34,664	3,754,111
Boundless Bio *	2,302	8,863

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bridgebio Pharma *	77,432	$2,009,360
BrightSpring Health Services *	29,732	368,379
Brookdale Senior Living *	105,278	813,799
C4 Therapeutics *	32,345	216,711
Cabaletta Bio *	23,685	168,163
Candel Therapeutics * (A)	10,010	59,359
Capricor Therapeutics * (A)	12,903	52,386
Cardiff Oncology *	19,575	45,805
CareDx *	27,493	549,585
Cargo Therapeutics *	10,854	184,844
Caribou Biosciences *	47,054	109,165
Cartesian Therapeutics * (A)	4,015	65,445
Cassava Sciences * (A)	22,423	498,239
Castle Biosciences *	14,424	348,051
Catalyst Pharmaceuticals *	64,252	1,107,704
Celcuity *	12,833	235,229
Celldex Therapeutics *	35,592	1,356,411
Century Therapeutics *	25,272	56,357
Cerus *	99,869	225,704
CervoMed *	2,738	35,594
CG oncology *	12,797	426,780
ChromaDex *	25,116	75,097
Cibus, Cl A * (A)	7,754	76,687
Codexis *	39,842	142,634
Cogent Biosciences *	50,545	476,639
Coherus Biosciences *	60,027	92,442
Collegium Pharmaceutical *	17,981	693,527
Community Health Systems *	70,669	371,719
Compass Therapeutics *	51,364	52,905
Conduit Pharmaceuticals *	8,559	1,981
CONMED	16,951	1,170,297
Contineum Therapeutics, Cl A *	3,524	70,691
Corbus Pharmaceuticals Holdings *	5,644	335,649
Corcept Therapeutics *	44,683	1,727,892
CorMedix *	30,827	141,188
CorVel *	4,875	1,495,650
Crinetics Pharmaceuticals *	43,003	2,284,319
Cross Country Healthcare *	18,206	332,077
Cullinan Therapeutics *	21,302	412,194

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVRx *	7,370	$63,014
Cytek Biosciences *	67,014	449,664
Cytokinetics *	61,722	3,642,215
Day One Biopharmaceuticals *	28,320	405,259
Definitive Healthcare, Cl A *	29,481	114,976
Denali Therapeutics *	68,428	1,667,590
Design Therapeutics *	18,030	91,953
Dianthus Therapeutics * (A)	13,028	387,974
Disc Medicine, Cl A *	9,108	393,101
DocGo *	56,042	203,432
Dynavax Technologies *	72,648	812,931
Dyne Therapeutics *	44,587	1,913,228
Edgewise Therapeutics *	39,850	678,646
Editas Medicine, Cl A *	47,054	254,562
Elevation Oncology *	26,841	70,592
Eliem Therapeutics * (A)	3,315	27,481
Embecta	32,007	501,550
Enanta Pharmaceuticals *	10,994	162,271
Enhabit *	27,493	281,528
Enliven Therapeutics *	19,419	512,273
Ensign Group	30,657	4,314,973
Entrada Therapeutics *	13,639	224,634
Erasca *	62,113	195,656
Esperion Therapeutics *	102,202	236,087
Evolent Health, Cl A *	63,633	1,483,922
Evolus *	30,519	379,046
EyePoint Pharmaceuticals *	27,573	272,421
Fate Therapeutics *	55,119	293,784
Fibrobiologics *	12,874	67,074
Foghorn Therapeutics *	13,936	97,831
Fractyl Health *	2,950	9,411
Fulcrum Therapeutics *	34,261	317,942
Fulgent Genetics *	10,994	263,086
G1 Therapeutics *	27,244	116,877
Galectin Therapeutics *	9,018	22,545
GeneDx Holdings, Cl A *	6,527	213,563
Generation Bio *	25,594	85,484
Geron *	316,568	1,500,532
Glaukos *	27,019	3,165,816

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Greenwich Lifesciences * (A)	3,005	$48,441
Guardant Health *	65,059	2,285,523
Gyre Therapeutics * (A)	3,879	56,129
Haemonetics *	27,748	2,498,707
Halozyme Therapeutics *	68,836	3,803,877
Harmony Biosciences Holdings *	16,498	558,622
Harrow *	16,861	434,677
Harvard Bioscience *	23,439	75,005
Health Catalyst *	32,630	240,483
HealthEquity *	46,752	3,669,097
HealthStream	13,423	398,797
Heron Therapeutics *	64,702	192,165
HilleVax *	14,776	27,040
Hims & Hers Health *	104,525	2,220,111
Humacyte *	48,494	458,753
ICU Medical *	11,790	1,497,094
Ideaya Biosciences *	45,185	1,945,214
IGM Biosciences * (A)	8,371	93,420
ImmunityBio * (A)	78,089	402,158
Immunome *	28,016	431,727
Immunovant *	31,971	929,397
Inari Medical *	29,246	1,361,694
InfuSystem Holdings *	10,818	74,644
Inhibrx Biosciences *	5,406	78,441
Inmode *	43,624	790,467
Inmune Bio * (A)	6,152	52,846
Innovage Holding *	10,818	67,937
Innoviva *	30,490	574,432
Inogen *	12,797	118,372
Inovio Pharmaceuticals *	14,022	149,475
Inozyme Pharma *	27,397	158,903
Insmed *	85,729	6,236,785
Integer Holdings *	18,411	2,186,490
Integra LifeSciences Holdings *	37,878	939,753
Intellia Therapeutics *	53,115	1,392,144
Invivyd *	39,899	49,874
Iovance Biotherapeutics *	139,434	1,217,259
iRadimed	4,400	205,524
iRhythm Technologies *	17,261	1,488,761

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ironwood Pharmaceuticals, Cl A *	78,057	$533,129
iTeos Therapeutics *	14,424	253,718
Janux Therapeutics *	15,482	628,569
Jasper Therapeutics *	6,072	112,271
Joint *	5,966	86,030
KalVista Pharmaceuticals *	21,019	305,616
Keros Therapeutics *	16,269	816,053
Kiniksa Pharmaceuticals International, Cl A *	20,569	547,135
Kodiak Sciences *	18,206	52,979
Korro Bio * (A)	3,368	156,814
Krystal Biotech *	13,705	2,856,944
Kura Oncology *	40,018	832,775
Kymera Therapeutics *	24,451	1,129,636
Kyverna Therapeutics *	9,345	80,928
Lantheus Holdings *	37,558	3,937,205
Larimar Therapeutics *	23,179	194,472
LeMaitre Vascular	11,160	969,692
LENZ Therapeutics	6,945	172,444
Lexeo Therapeutics *	5,409	67,883
Lexicon Pharmaceuticals * (A)	63,293	142,409
LifeMD *	18,363	130,928
LifeStance Health Group *	65,726	362,150
Ligand Pharmaceuticals *	9,352	1,019,274
Lineage Cell Therapeutics *	75,155	77,410
Liquidia *	31,737	378,622
LivaNova *	30,116	1,487,730
Longboard Pharmaceuticals *	17,811	592,038
Lyell Immunopharma *	88,726	142,849
Lyra Therapeutics *	8,004	2,605
MacroGenics *	34,433	129,468
Madrigal Pharmaceuticals *	9,686	2,757,217
MannKind *	146,923	846,276
Maravai LifeSciences Holdings, Cl A *	60,244	586,174
MaxCyte *	57,651	276,725
MeiraGTx Holdings *	21,382	111,828
Merit Medical Systems *	31,596	2,694,823
Mersana Therapeutics *	63,457	126,914
Mesa Laboratories	2,845	325,809
Metagenomi *	2,232	8,660

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
MiMedx Group *	65,436	$487,498
Mind Medicine MindMed *	39,717	367,779
Mineralys Therapeutics *	15,780	195,514
Mirum Pharmaceuticals *	21,541	873,488
ModivCare *	6,115	139,544
Monte Rosa Therapeutics *	18,030	81,496
Morphic Holding *	21,993	1,246,123
Myriad Genetics *	49,391	1,381,466
National HealthCare	6,887	937,734
National Research	8,442	215,187
Nautilus Biotechnology, Cl A *	28,848	78,178
Nektar Therapeutics, Cl A *	94,089	126,079
Neogen *	120,467	2,051,553
NeoGenomics *	70,206	1,244,752
Neumora Therapeutics * (A)	46,443	597,257
Neurogene *	5,723	235,444
NeuroPace *	6,745	52,139
Nevro *	20,009	198,689
Nkarta *	29,240	188,013
Novavax *	77,594	993,979
Novocure *	58,533	1,332,796
Nurix Therapeutics *	33,221	726,875
Nuvalent, Cl A *	17,678	1,413,179
Nuvation Bio *	98,817	378,469
Ocugen * (A)	137,614	193,348
Ocular Therapeutix *	85,214	720,910
Olema Pharmaceuticals *	22,047	356,280
Omeros * (A)	30,883	166,459
OmniAb, Cl W *	52,463	251,298
Omnicell *	25,418	742,460
OPKO Health * (A)	175,906	249,787
OptimizeRx *	9,191	100,274
Option Care Health *	96,281	2,858,583
OraSure Technologies *	40,018	179,281
Orchestra BioMed Holdings * (A)	12,760	94,169
Organogenesis Holdings, Cl A *	40,018	120,854
ORIC Pharmaceuticals *	34,003	380,834
Orthofix Medical *	18,611	299,265
OrthoPediatrics *	9,015	277,482

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Outlook Therapeutics * (A)	3,782	$29,311
Ovid therapeutics *	34,257	35,627
Owens & Minor *	41,821	686,701
Pacific Biosciences of California *	151,054	311,171
Pacira BioSciences *	25,418	524,882
PACS Group *	13,545	484,911
Paragon 28 *	25,418	198,006
Patterson	44,156	1,114,939
Pediatrix Medical Group *	46,952	391,580
Pennant Group *	15,952	475,529
PepGen *	8,564	97,887
Perspective Therapeutics *	25,999	353,586
PetIQ, Cl A *	14,854	325,006
Phathom Pharmaceuticals * (A)	18,840	222,689
Phibro Animal Health, Cl A	10,994	207,567
Phreesia *	27,846	694,758
Pliant Therapeutics *	31,461	450,207
Poseida Therapeutics, Cl A *	38,039	134,278
Praxis Precision Medicines *	9,459	545,879
Precigen *	73,923	112,363
Prelude Therapeutics *	8,839	56,304
Prestige Consumer Healthcare *	27,351	1,936,724
Prime Medicine * (A)	31,291	175,543
Privia Health Group *	55,994	1,161,316
PROCEPT BioRobotics *	23,386	1,480,802
Progyny *	46,478	1,310,680
ProKidney, Cl A * (A)	34,690	81,175
Protagonist Therapeutics *	32,266	1,208,039
PTC Therapeutics *	41,996	1,421,565
Pulmonx *	21,636	149,505
Pulse Biosciences *	10,109	151,231
Puma Biotechnology *	21,202	76,009
Pyxis Oncology *	25,411	99,611
Q32 Bio *	3,329	126,768
Quanterix *	20,009	295,333
Quantum-Si *	57,872	63,080
Quipt Home Medical *	23,439	90,475
RadNet *	36,438	2,177,171
RAPT Therapeutics *	16,403	51,505

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Recursion Pharmaceuticals, Cl A *	113,373	$929,659
REGENXBIO *	25,364	361,437
Regulus Therapeutics * (A)	32,522	58,540
Relay Therapeutics *	54,442	447,513
Renovaro * (A)	23,771	17,353
Replimune Group, Cl Rights *	27,221	272,210
Revance Therapeutics *	57,351	216,787
REVOLUTION Medicines *	84,047	3,835,905
Rhythm Pharmaceuticals *	30,148	1,453,435
Rigel Pharmaceuticals *	9,678	102,393
Rocket Pharmaceuticals *	36,236	876,911
RxSight *	18,680	854,984
Sage Therapeutics *	29,200	319,740
Sana Biotechnology *	73,006	444,607
Sanara Medtech *	2,237	71,338
Savara *	53,502	246,109
Scholar Rock Holding *	37,767	342,924
Schrodinger *	30,827	686,826
scPharmaceuticals *	16,227	81,622
Select Medical Holdings	58,867	2,340,552
Semler Scientific *	2,572	85,262
Sera Prognostics, Cl A *	15,227	126,232
Shattuck Labs *	20,322	80,882
SI-BONE *	22,502	342,030
SIGA Technologies	25,418	253,672
Sight Sciences *	19,396	150,901
Silk Road Medical *	21,812	589,142
Simulations Plus	8,768	358,085
Skye Bioscience * (A)	8,926	46,147
Soleno Therapeutics * (A)	12,142	585,609
Solid Biosciences *	12,434	110,911
Sonida Senior Living *	1,885	60,867
SpringWorks Therapeutics *	38,039	1,365,980
Spyre Therapeutics *	19,145	526,488
STAAR Surgical *	27,221	1,122,866
Standard BioTools *	163,581	366,421
Stereotaxis *	27,480	54,960
Stoke Therapeutics *	19,554	292,723
Summit Therapeutics *	48,335	522,018

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Supernus Pharmaceuticals *	27,765	$827,952
Surgery Partners *	42,314	1,284,653
Surmodics *	7,661	317,165
Sutro Biopharma *	45,069	178,924
Syndax Pharmaceuticals *	45,427	1,031,193
Tactile Systems Technology *	12,797	163,418
Talkspace *	65,695	132,047
Tandem Diabetes Care *	35,757	1,322,294
Tango Therapeutics *	26,341	259,459
Tarsus Pharmaceuticals *	20,310	493,330
Taysha Gene Therapies *	85,978	190,011
Teladoc Health *	93,248	879,329
Telomir Pharmaceuticals *	1,521	5,491
Tenaya Therapeutics *	30,454	106,589
Terns Pharmaceuticals *	31,694	245,629
Tevogen Bio Holdings *	5,065	3,242
TG Therapeutics *	77,086	1,523,219
Theravance Biopharma *	19,703	199,197
Third Harmonic Bio *	10,818	131,331
Tourmaline Bio (A)	12,455	210,240
TransMedics Group *	17,722	2,521,132
Travere Therapeutics *	40,681	388,097
Treace Medical Concepts *	26,929	194,697
Trevi Therapeutics *	32,368	102,930
TScan Therapeutics *	20,476	146,199
Twist Bioscience *	31,761	1,772,581
Tyra Biosciences *	11,172	247,572
UFP Technologies *	4,010	1,289,576
UroGen Pharma *	18,944	311,629
US Physical Therapy	8,230	802,425
Utah Medical Products	1,803	125,489
Vanda Pharmaceuticals *	32,630	190,559
Varex Imaging *	21,812	322,599
Vaxcyte *	60,242	4,752,491
Ventyx Biosciences *	33,538	77,808
Vera Therapeutics, Cl A *	21,427	784,014
Veracyte *	42,435	1,018,440
Verastem *	12,329	32,055
Vericel *	26,676	1,347,672

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Verrica Pharmaceuticals *	10,454	$68,892
Verve Therapeutics *	39,224	274,568
Viemed Healthcare *	19,833	142,996
Vir Biotechnology *	49,350	501,396
Viridian Therapeutics *	34,590	582,842
Voyager Therapeutics *	25,342	232,893
WaVe Life Sciences *	41,821	276,437
Werewolf Therapeutics *	14,874	33,467
X4 Pharmaceuticals *	92,761	74,218
XBiotech *	10,208	78,806
Xencor *	32,630	666,305
Xeris Biopharma Holdings *	74,803	185,511
XOMA Royalty *	4,395	117,610
Y-mAbs Therapeutics *	20,009	245,711
Zentalis Pharmaceuticals *	32,630	126,931
Zevra Therapeutics *	23,198	150,555
Zimvie *	14,918	315,367
Zymeworks *	30,827	322,450
Zynex * (A)	8,429	75,861
		254,924,027
Industrials — 17.4%
374Water *	34,609	41,877
3D Systems *	70,345	256,759
AAR *	19,055	1,230,953
ABM Industries	34,879	1,937,877
ACCO Brands	51,666	264,013
ACV Auctions, Cl A *	81,376	1,389,902
Advanced Energy Industries	20,687	2,407,346
AeroVironment *	14,453	2,580,439
AerSale *	18,533	124,912
Air Transport Services Group *	28,298	456,730
Alamo Group	5,676	1,093,879
Albany International, Cl A	17,252	1,614,442
Alight, Cl A *	261,573	1,980,108
Allegiant Travel	8,561	480,015
Allient	8,011	231,838
Alta Equipment Group	14,751	154,885
Ameresco, Cl A *	17,738	559,989

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Superconductor *	18,609	$449,593
American Woodmark *	8,767	895,549
AMMO *	50,660	92,201
Amprius Technologies *	4,134	4,961
Apogee Enterprises	12,087	829,652
Applied Industrial Technologies	21,236	4,633,483
ArcBest	12,965	1,634,238
Archer Aviation, Cl A * (A)	127,464	531,525
Arcosa	26,724	2,482,927
Argan	6,846	540,355
Aris Water Solutions, Cl A	14,770	261,577
Array Technologies *	84,322	887,067
Astec Industries	12,621	442,871
Astronics *	15,819	364,312
Asure Software *	12,797	131,809
Atkore	20,245	2,733,075
Atmus Filtration Technologies	46,195	1,424,654
AZZ	16,168	1,292,793
Barnes Group	25,499	1,028,630
Barrett Business Services	14,149	515,590
Beacon Roofing Supply *	35,152	3,613,626
BlackSky Technology *	58,767	65,819
Blade Air Mobility *	31,245	103,108
Blink Charging *	53,104	174,712
Bloom Energy, Cl A * (A)	109,816	1,486,909
Blue Bird *	17,800	927,736
BlueLinx Holdings *	4,655	561,346
Boise Cascade	21,839	3,103,104
Bowman Consulting Group, Cl A *	7,390	263,971
Bridger Aerospace Group Holdings *	3,729	12,529
BrightView Holdings *	24,441	351,706
Brink’s	24,822	2,730,172
Byrna Technologies *	9,107	85,424
Cadre Holdings	14,428	529,508
Caesarstone *	10,497	66,551
Casella Waste Systems, Cl A *	31,606	3,273,117
CBIZ *	26,461	1,836,393
CECO Environmental *	16,151	471,609
Centuri Holdings *	7,243	119,582

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ChargePoint Holdings * (A)	214,330	$465,096
Chart Industries *	23,314	3,755,419
Columbus McKinnon	15,716	599,723
Commercial Vehicle Group *	18,206	99,223
CompX International	887	22,743
Concrete Pumping Holdings *	13,139	87,637
Conduent *	88,802	362,312
Construction Partners, Cl A *	23,615	1,526,710
CoreCivic *	60,769	847,120
Covenant Logistics Group, Cl A	4,464	249,761
CRA International	3,698	646,410
CryoPort *	23,615	217,966
CSG Systems International	16,403	768,317
CSW Industrials	8,548	2,773,142
Custom Truck One Source *	28,166	141,112
Deluxe	24,479	596,798
Distribution Solutions Group *	5,952	200,880
DLH Holdings *	4,260	49,288
DNOW *	59,851	919,311
Douglas Dynamics	12,621	364,873
Driven Brands Holdings *	32,745	440,093
Ducommun *	7,520	482,558
DXP Enterprises *	6,892	377,406
Dycom Industries *	15,683	2,877,987
Eastern	2,727	80,283
Eastman Kodak *	32,806	190,603
Energizer Holdings	39,842	1,226,735
Energy Recovery *	31,303	456,398
Energy Vault Holdings * (A)	56,421	57,549
Enerpac Tool Group, Cl A	29,933	1,203,307
EnerSys	22,034	2,422,198
Ennis	14,041	334,737
Enovix * (A)	82,030	1,182,052
Enpro	11,594	1,981,878
Enviri *	43,761	517,255
ESCO Technologies	14,293	1,757,467
Eve Holding * (A)	10,818	37,214
EVI Industries	2,851	58,246
Evolv Technologies Holdings *	71,942	249,639

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ExlService Holdings *	86,791	$3,060,251
Exponent	27,909	2,960,587
Federal Signal	33,213	3,320,304
First Advantage	27,725	477,424
FiscalNote Holdings *	34,433	52,682
Fluence Energy, Cl A *	33,600	550,368
Fluor *	94,206	4,531,309
Forrester Research *	6,600	133,254
Forward Air	13,825	350,602
Franklin Covey *	6,245	272,969
Franklin Electric	25,001	2,665,607
Frontier Group Holdings *	21,988	86,633
FTAI Aviation	55,007	6,130,530
FTAI Infrastructure	56,245	579,886
FuelCell Energy *	257,082	130,186
GATX	19,707	2,749,126
Genco Shipping & Trading	23,615	458,367
Gencor Industries *	5,409	133,224
GEO Group *	68,764	997,078
Gibraltar Industries *	16,820	1,249,221
Global Industrial	7,563	263,797
GMS *	22,103	2,126,972
Gorman-Rupp	11,426	472,008
GrafTech International *	142,652	109,571
Graham *	5,660	185,478
Granite Construction	24,353	1,667,206
Great Lakes Dredge & Dock *	36,134	340,744
Greenbrier	16,840	859,008
Griffon	21,261	1,532,068
H&E Equipment Services	17,729	927,227
Hawaiian Holdings *	28,180	360,422
Healthcare Services Group *	40,635	464,458
Heartland Express	25,747	333,939
Heidrick & Struggles International	10,994	441,299
Helios Technologies	18,359	843,596
Herc Holdings	15,559	2,424,715
Hertz Global Holdings * (A)	66,309	270,541
Hillenbrand	38,776	1,715,062
Hillman Solutions *	108,524	1,101,519

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
HireQuest	3,606	$48,501
HNI	25,911	1,423,809
Hub Group, Cl A	33,608	1,571,846
Hudson Technologies *	25,242	216,072
Huron Consulting Group *	9,801	1,078,208
Hyliion Holdings *	77,813	172,745
Hyster-Yale	6,307	515,534
IBEX Holdings *	5,409	94,333
ICF International	10,252	1,508,069
IES Holdings *	4,562	702,411
Innodata *	14,600	282,510
Insperity	19,825	2,036,424
Insteel Industries	10,333	353,905
Interface, Cl A	31,681	547,448
Intuitive Machines * (A)	14,271	56,799
Janus International Group *	77,879	1,123,015
JELD-WEN Holding *	47,327	789,888
JetBlue Airways *	168,324	1,078,957
Joby Aviation * (A)	220,871	1,320,809
John Bean Technologies	17,581	1,729,619
Kadant	6,487	2,280,116
Karat Packaging	3,606	107,711
Kelly Services, Cl A	17,116	402,739
Kennametal	43,634	1,140,593
Kforce	10,292	714,985
Kimball Electronics *	13,527	320,590
Korn Ferry	28,600	2,108,392
Kratos Defense & Security Solutions *	81,663	1,840,684
L B Foster, Cl A *	4,784	114,864
LanzaTech Global * (A)	61,771	111,806
Latham Group *	21,812	79,396
Legalzoom.com *	76,254	509,377
Leonardo DRS *	40,612	1,145,258
Limbach Holdings *	5,676	361,675
Lindsay	6,010	757,200
Liquidity Services *	11,849	266,247
LSI Industries	15,449	263,560
Manitowoc *	19,833	250,689
Marten Transport	32,068	603,199

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Masterbrand *	69,828	$1,260,395
Matrix Service *	14,168	143,380
Matson	18,779	2,492,161
Matthews International, Cl A	16,403	474,867
Maximus	33,643	3,125,098
Mayville Engineering *	7,022	134,190
McGrath RentCorp	13,436	1,475,676
Mercury Systems *	30,088	1,069,628
Miller Industries	6,079	413,007
MillerKnoll	39,513	1,225,693
Mirion Technologies, Cl A *	109,786	1,157,144
Mistras Group *	10,994	109,940
Montrose Environmental Group *	17,550	559,670
Moog, Cl A	15,686	3,076,025
MRC Global *	46,535	673,827
Mueller Industries	61,751	4,380,616
Mueller Water Products, Cl A	85,569	1,769,567
MYR Group *	9,194	1,291,573
Napco Security Technologies	19,489	1,087,681
National Presto Industries	2,770	211,822
Net Power *	11,229	107,349
NEXTracker, Cl A *	64,274	3,158,424
NL Industries	5,409	34,564
NN *	23,755	93,120
Nordic American Tankers	112,548	419,804
Northwest Pipe *(B)	5,409	206,353
NuScale Power * (A)	42,370	433,021
NV5 Global *	7,911	815,941
Omega Flex	1,976	103,898
OPENLANE *	59,290	1,060,105
Orion Group Holdings *	16,409	134,718
PAM Transportation Services *	3,606	73,526
Pangaea Logistics Solutions	17,328	125,801
Park Aerospace	10,818	145,069
Park-Ohio Holdings	4,721	147,390
Performant Financial *	38,215	141,778
Perma-Fix Environmental Services *	6,416	81,419
Pitney Bowes	87,847	579,790
Planet Labs PBC *	93,046	236,337

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Plug Power * (A)	346,040	$854,719
Powell Industries	5,128	941,655
Preformed Line Products	1,339	184,608
Primoris Services	29,557	1,669,084
Proto Labs *	14,159	493,016
Quad	16,618	75,944
Quanex Building Products	24,435	816,129
Quest Resource Holding *	8,996	75,926
Radiant Logistics *	20,009	124,456
Redwire * (A)	12,407	87,842
Resideo Technologies *	80,645	1,832,254
Resources Connection	18,206	217,198
REV Group	28,194	822,701
Rocket Lab USA *	190,988	1,000,777
Rush Enterprises, Cl A	33,503	1,708,988
Rush Enterprises, Cl B	4,863	229,923
RXO *	64,232	2,036,797
SES AI *	70,845	87,139
Shoals Technologies Group, Cl A *	94,708	615,602
Shyft Group	18,654	312,828
Sky Harbour Group *	5,764	59,081
SkyWest *	21,828	1,744,930
Smith & Wesson Brands	25,418	420,668
SolarMax Technology *	1,708	7,242
Solidion Technology *	528	218
Southland Holdings *	5,589	21,797
Spire Global * (A)	12,315	171,671
Spirit Airlines (A)	61,654	185,579
SPX Technologies *	24,878	3,670,500
Standex International	6,423	1,199,816
Steelcase, Cl A	51,125	740,801
Stem * (A)	80,110	97,734
Sterling Check *	18,206	285,470
Sterling Infrastructure *	16,648	1,937,161
Sturm Ruger	9,361	422,275
Sun Country Airlines Holdings *	21,794	285,501
SunPower, Cl A * (A)	49,033	41,850
Sunrun *	120,725	2,116,309
Taylor Devices *	1,235	63,430

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Tecnoglass	12,437	$669,235
Tennant	10,424	1,122,561
Terex	36,746	2,324,552
Terran Orbital *	84,966	61,150
Thermon Group Holdings *	18,206	597,339
Titan International *	27,556	234,777
Titan Machinery *	11,413	203,494
TPI Composites *	25,459	108,455
Transcat *	4,753	547,736
TriNet Group	17,963	1,872,643
Trinity Industries	45,127	1,491,899
Triumph Group *	35,628	583,943
TrueBlue *	16,403	196,016
TTEC Holdings	10,818	86,328
Tutor Perini *	23,615	587,777
Twin Disc	5,801	83,650
UFP Industries	33,414	4,408,309
Ultralife *	5,026	60,211
UniFirst	8,314	1,617,406
Universal Logistics Holdings	3,606	155,166
Upwork *	68,589	831,299
V2X *	6,789	353,911
Verra Mobility, Cl A *	91,937	2,770,062
Viad *	11,256	374,262
Vicor *	12,383	521,448
Virco Mfg.	5,767	101,499
Virgin Galactic Holdings * (A)	9,749	69,315
VirTra *	5,107	44,788
VSE	7,566	673,298
Wabash National	24,608	528,826
Watts Water Technologies, Cl A	15,110	3,135,627
Werner Enterprises	34,944	1,369,455
Wheels Up Experience *	49,546	130,306
Willdan Group *	6,950	235,466
Willis Lease Finance	1,697	146,417
Xometry, Cl A *	23,141	338,553
Zurn Elkay Water Solutions	80,407	2,610,011
		258,883,591

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — 11.5%
8x8 *	64,570	$198,876
A10 Networks	39,141	512,356
ACI Worldwide *	58,275	2,519,228
ACM Research, Cl A *	28,088	504,180
Adeia	59,851	703,249
ADTRAN Holdings	43,450	294,156
Aehr Test Systems *	15,278	288,296
Aeva Technologies *	12,623	45,821
Agilysys *	12,233	1,371,197
Airship AI Holdings *	246	979
Alarm.com Holdings *	26,642	1,879,593
Alkami Technology *	24,297	795,241
Alpha & Omega Semiconductor *	12,797	529,796
Altair Engineering, Cl A *	31,558	2,788,465
Ambarella *	20,957	1,103,176
American Software, Cl A	17,378	190,115
Amplitude, Cl A *	42,074	360,153
Appian, Cl A *	22,253	822,026
Applied Digital * (A)	54,264	263,723
Applied Optoelectronics *	19,842	189,491
Arlo Technologies *	52,432	794,869
Arteris *	14,543	119,107
Asana, Cl A *	43,450	632,197
ASGN *	24,909	2,358,135
AudioEye *	3,856	96,516
Aurora Innovation, Cl A *	464,306	1,857,224
AvePoint *	69,527	757,844
Aviat Networks *	6,243	193,533
Axcelis Technologies *	18,000	2,274,300
Backblaze, Cl A *	21,199	140,337
Badger Meter	16,229	3,345,771
Bel Fuse, Cl A (A)	977	91,594
Bel Fuse, Cl B	5,730	425,567
Belden	22,407	2,076,905
Benchmark Electronics	19,707	943,374
BigBear.ai Holdings * (A)	55,984	84,536
BigCommerce Holdings *	38,215	309,541
Blackbaud *	22,839	1,812,960
BlackLine *	31,780	1,510,186

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Blend Labs, Cl A * (A)	127,481	$353,122
Box, Cl A *	77,760	2,186,611
Braze, Cl A *	28,755	1,266,945
C3.ai, Cl A *	45,634	1,220,709
Calix *	32,458	1,334,998
Cerence *	23,439	74,536
CEVA *	12,797	256,580
Clear Secure, Cl A	48,330	1,031,845
Clearfield *	6,888	298,939
Clearwater Analytics Holdings, Cl A *	77,052	1,506,367
Climb Global Solutions	2,350	167,837
Cohu *	25,397	812,450
CommScope Holding *	117,899	305,358
CommVault Systems *	24,125	3,687,506
CompoSecure, Cl A	9,191	74,907
Consensus Cloud Solutions *	9,940	211,722
Core Scientific *	97,884	954,369
Corsair Gaming *	24,582	201,818
Couchbase *	21,402	410,704
CPI Card Group *	2,721	79,807
Credo Technology Group Holding *	70,280	1,950,270
CS Disco *	16,192	100,067
CTS	16,716	817,078
Daily Journal *	767	357,115
Daktronics *	20,435	306,116
Dave *	4,225	153,621
Diebold Nixdorf *	13,981	608,873
Digi International *	19,722	538,411
Digimarc *	8,352	267,180
Digital Turbine *	53,013	126,171
DigitalOcean Holdings *	36,243	1,200,731
Diodes *	25,118	1,964,228
Domo, Cl B *	18,206	152,202
E2open Parent Holdings *	94,256	440,176
eGain *	10,994	79,706
Enfusion, Cl A *	26,647	252,614
Envestnet *	27,931	1,731,163
ePlus *	14,600	1,342,032
EverCommerce *	11,783	142,103

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Everspin Technologies *	9,842	$61,119
Extreme Networks *	69,361	991,862
FARO Technologies *	9,739	166,537
Fastly, Cl A *	71,145	576,275
FormFactor *	42,749	2,289,636
Freshworks, Cl A *	112,075	1,400,938
GCT Semiconductor Holding * (A)	3,064	14,401
Grid Dynamics Holdings *	31,539	406,853
Hackett Group	13,962	380,883
Harmonic *	60,989	894,099
Ichor Holdings *	17,920	609,280
iLearningEngines Holdings *	15,694	129,789
Immersion	16,703	213,297
Impinj *	12,490	1,989,532
indie Semiconductor, Cl A *	90,412	540,664
Infinera *	110,002	653,412
Information Services Group	19,833	68,821
Insight Enterprises *	15,414	3,460,443
Instructure Holdings *	12,189	284,735
Intapp *	21,553	772,244
InterDigital	13,993	1,717,781
IonQ * (A)	109,512	892,523
Iteris *	23,615	115,950
Itron *	25,359	2,623,135
Jamf Holding *	40,967	750,106
Kaltura *	49,385	65,682
Knowles *	48,618	888,251
Lightwave Logic * (A)	67,063	232,038
LiveRamp Holdings *	35,980	1,089,474
Marathon Digital Holdings *	150,969	2,969,560
Matterport *	144,613	642,082
MaxLinear, Cl A *	43,624	616,843
MeridianLink *	14,892	351,898
Methode Electronics	18,725	237,059
MicroVision * (A)	109,412	117,071
Mitek Systems *	25,418	338,314
N-able *	39,842	555,397
Navitas Semiconductor, Cl A *	69,520	257,919
NCR Voyix *	80,334	1,184,927

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NETGEAR *	15,601	$247,744
NetScout Systems *	38,215	777,675
NextNav *	41,470	344,616
nLight *	25,418	306,795
Novanta *	19,831	3,592,981
NVE	2,717	242,628
Olo, Cl A *	58,048	277,469
ON24 *	16,227	106,611
OneSpan *	20,908	309,438
Ooma *	14,424	150,010
OSI Systems *	8,937	1,322,497
Ouster *	23,891	313,689
Pagaya Technologies, Cl A *	21,870	325,426
PagerDuty *	49,181	1,029,358
PAR Technology *	18,613	942,562
PC Connection	6,299	450,819
PDF Solutions *	17,160	602,144
Perficient *	19,196	1,447,570
Photronics *	34,030	864,702
Plexus *	14,989	1,921,140
Porch Group *	39,282	80,528
Power Integrations	31,299	2,286,079
Powerfleet NJ *	48,678	220,511
PowerSchool Holdings, Cl A *	32,630	736,133
Progress Software	23,617	1,379,233
PROS Holdings *	25,418	612,574
Q2 Holdings *	32,490	2,192,100
Qualys *	20,511	3,059,011
QuickLogic *	7,046	76,097
Rackspace Technology *	36,412	85,204
Rambus *	60,054	3,089,178
Rapid7 *	34,179	1,344,602
Red Violet *	6,051	155,874
Rekor Systems *	35,950	65,429
ReposiTrak (A)	6,169	117,890
Ribbon Communications *	50,566	171,419
Richardson Electronics	7,212	86,328
Rigetti Computing * (A)	73,306	75,505
Rimini Street *	29,024	64,433

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Roadzen * (A)	6,033	$9,291
Rogers *	10,384	1,268,717
Sanmina *	30,272	2,280,390
ScanSource *	13,791	717,822
SEMrush Holdings, Cl A *	19,968	294,328
Semtech *	35,775	1,134,783
Silicon Laboratories *	17,532	2,106,119
SiTime *	10,145	1,440,083
SkyWater Technology *	14,993	110,948
SMART Global Holdings *	28,417	664,958
SmartRent, Cl A *	107,081	197,029
SolarWinds	30,023	358,174
SoundHound AI, Cl A * (A)	156,698	797,593
SoundThinking *	5,409	83,623
Sprinklr, Cl A *	56,606	556,437
Sprout Social, Cl A *	27,221	1,063,524
SPS Commerce *	20,546	4,426,019
Squarespace, Cl A *	33,435	1,477,493
Synaptics *	21,515	1,878,690
Telos *	29,755	127,947
Tenable Holdings *	65,108	2,989,759
Thoughtworks Holding *	55,242	192,242
TTM Technologies *	55,429	1,074,214
Tucows, Cl A *	4,352	109,540
Turtle Beach *	9,191	132,994
Ultra Clean Holdings *	24,351	1,053,424
Unisys *	37,863	180,228
Varonis Systems, Cl B *	60,872	3,355,873
Veeco Instruments *	30,704	1,271,453
Verint Systems *	34,101	1,232,410
Vertex, Cl A *	29,862	1,184,028
Viant Technology, Cl A *	9,015	104,844
Viasat *	66,650	1,347,663
Viavi Solutions *	121,288	975,156
Vishay Intertechnology	69,486	1,689,205
Vishay Precision Group *	6,683	229,160
Weave Communications *	21,590	215,900
WM Technology *	41,221	44,519
Workiva, Cl A *	27,935	2,060,765

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xerox Holdings	64,231	$691,447
Xperi *	25,418	207,665
Yext *	57,872	333,343
Zeta Global Holdings, Cl A *	90,585	1,940,331
Zuora, Cl A *	71,006	644,024
		171,430,587
Materials — 4.3%
AdvanSix	14,107	394,573
Alpha Metallurgical Resources	6,067	1,792,252
American Vanguard	14,424	138,759
Arch Resources	9,719	1,424,319
Ardagh Metal Packaging	78,310	288,181
Arq *	12,810	83,777
ASP Isotopes * (A)	20,294	53,779
Aspen Aerogels *	32,170	656,590
Avient	49,920	2,258,381
Balchem	17,850	3,167,661
Cabot	29,933	3,001,981
Carpenter Technology	26,230	3,826,170
Century Aluminum *	29,024	438,553
Clearwater Paper *	9,015	500,062
Coeur Mining *	218,137	1,415,709
Commercial Metals	63,850	3,837,385
Compass Minerals International	19,070	253,631
Constellium, Cl A *	71,531	1,273,967
Contango ORE *	4,283	97,867
Core Molding Technologies *	4,220	77,859
Dakota Gold *	34,609	82,369
Ecovyst *	64,248	612,926
Greif, Cl A	13,682	912,316
Greif, Cl B	2,659	187,912
Hawkins	10,678	1,109,444
Haynes International	6,970	415,064
HB Fuller	30,222	2,605,136
Hecla Mining	319,444	1,846,386
Ingevity *	20,009	918,213
Innospec	13,778	1,806,847
Intrepid Potash *	5,992	156,331

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
Ivanhoe Electric *	46,180	$458,106
Kaiser Aluminum	8,822	694,203
Knife River *	31,323	2,490,805
Koppers Holdings	11,256	458,232
Kronos Worldwide	12,621	150,947
LSB Industries *	29,439	268,189
Materion	11,316	1,362,786
Mativ Holdings	29,765	568,214
Metallus *	23,615	529,448
Minerals Technologies	17,740	1,390,461
Myers Industries	20,009	298,134
Northern Technologies International	4,114	54,181
O-I Glass, Cl I *	85,532	1,142,708
Oil-Dri Corp of America	2,700	175,770
Olympic Steel	6,078	308,033
Pactiv Evergreen	22,330	293,416
Perimeter Solutions *	73,315	710,422
Perpetua Resources *	21,812	148,104
Piedmont Lithium * (A)	9,988	100,080
PureCycle Technologies * (A)	68,088	524,959
Quaker Chemical	7,723	1,402,265
Radius Recycling, Cl A	14,600	264,552
Ramaco Resources, Cl A	14,583	198,329
Ramaco Resources, Cl B	2,752	32,171
Ranpak Holdings, Cl A *	23,716	171,230
Rayonier Advanced Materials *	36,236	240,969
Ryerson Holding	16,227	386,040
Sensient Technologies	23,189	1,809,901
Smith-Midland *	2,529	87,807
Stepan	11,741	993,641
Summit Materials, Cl A *	66,863	2,793,536
SunCoke Energy	46,259	541,230
Sylvamo	19,423	1,431,669
Tredegar	14,600	83,366
TriMas	22,389	550,322
Tronox Holdings, Cl A	65,419	1,057,171
United States Lime & Minerals	5,839	496,607
Universal Stainless & Alloy Products *	4,657	174,731
Valhi	1,803	38,043

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
Warrior Met Coal	28,555	$1,973,436
Worthington Steel	17,970	716,464
		63,205,078
Real Estate — 6.0%
Acadia Realty Trust ‡	55,786	1,207,209
Alexander & Baldwin ‡	40,164	791,632
Alexander's ‡	1,185	287,125
Alpine Income Property Trust ‡	7,212	125,272
American Assets Trust ‡	26,423	700,738
American Healthcare REIT ‡	35,505	565,950
American Realty Investors *	873	18,446
Anywhere Real Estate *	54,070	255,210
Apartment Investment and Management, Cl A ‡ *	78,583	696,245
Apple Hospitality REIT ‡	125,791	1,860,449
Armada Hoffler Properties ‡	36,602	434,832
Braemar Hotels & Resorts ‡	36,236	128,638
Brandywine Realty Trust ‡	93,579	471,638
Broadstone Net Lease, Cl A ‡	104,157	1,813,373
BRT Apartments ‡	6,190	116,001
CareTrust REIT ‡	74,601	2,011,243
CBL & Associates Properties ‡	12,393	319,368
Centerspace ‡	8,135	568,067
Chatham Lodging Trust ‡	27,221	239,273
City Office REIT ‡	21,812	131,963
Clipper Realty ‡	7,212	28,415
Community Healthcare Trust ‡	14,600	317,696
Compass, Cl A *	199,964	877,842
COPT Defense Properties ‡	61,999	1,796,111
CTO Realty Growth ‡	12,199	244,834
Cushman & Wakefield *	125,993	1,651,768
DiamondRock Hospitality ‡	115,883	953,717
DigitalBridge Group	87,300	1,233,549
Diversified Healthcare Trust ‡	119,080	397,727
Douglas Emmett ‡	88,941	1,431,061
Easterly Government Properties, Cl A ‡	53,598	746,620
Elme Communities ‡	48,594	799,857
Empire State Realty Trust, Cl A ‡	74,451	801,837

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equity Commonwealth ‡ *	58,048	$1,182,438
Essential Properties Realty Trust ‡	96,875	2,866,531
eXp World Holdings (A)	44,714	642,093
Farmland Partners ‡	24,292	257,981
Forestar Group *	10,503	332,210
Four Corners Property Trust ‡	50,836	1,379,689
Franklin Street Properties ‡	50,641	88,115
FRP Holdings *	7,212	217,009
Getty Realty ‡	27,221	806,286
Gladstone Commercial ‡	21,812	328,271
Gladstone Land ‡	18,206	270,359
Global Medical REIT ‡	33,547	320,374
Global Net Lease ‡	110,687	962,977
Hudson Pacific Properties ‡	75,519	452,359
Independence Realty Trust ‡	124,758	2,326,737
Industrial Logistics Properties Trust ‡	36,050	185,297
Innovative Industrial Properties, Cl A ‡	15,581	1,913,503
InvenTrust Properties ‡	37,626	1,059,924
JBG SMITH Properties ‡	48,636	795,199
Kennedy-Wilson Holdings	62,266	648,189
Kite Realty Group Trust ‡	119,701	2,951,827
LTC Properties ‡	23,615	843,292
LXP Industrial Trust ‡	160,114	1,649,174
Macerich ‡	119,335	1,910,553
Marcus & Millichap	12,797	506,889
Maui Land & Pineapple *	4,247	101,546
National Health Investors ‡	23,026	1,723,726
NET Lease Office Properties ‡	8,020	236,670
NETSTREIT ‡	40,717	670,609
Newmark Group, Cl A	75,408	978,796
NexPoint Diversified Real Estate Trust ‡	18,030	114,130
NexPoint Residential Trust ‡	12,621	551,411
Offerpad Solutions * (A)	4,441	19,718
One Liberty Properties ‡	9,015	237,906
Opendoor Technologies *	341,386	792,016
Orion Office REIT ‡	32,454	131,439
Outfront Media ‡	81,564	1,322,968
Paramount Group ‡	101,872	533,809
Peakstone Realty Trust ‡	20,009	271,722

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Pebblebrook Hotel Trust ‡	65,937	$902,678
Phillips Edison ‡	67,803	2,379,885
Piedmont Office Realty Trust, Cl A ‡	68,198	589,913
Plymouth Industrial REIT ‡	21,896	523,752
Postal Realty Trust, Cl A ‡	11,891	177,889
PotlatchDeltic ‡	43,750	1,940,750
RE/MAX Holdings, Cl A	9,191	88,693
Redfin *	64,628	526,072
Retail Opportunity Investments ‡	68,866	1,029,547
RLJ Lodging Trust ‡	83,939	792,384
RMR Group, Cl A	8,537	221,450
Ryman Hospitality Properties ‡	32,324	3,248,885
Sabra Health Care REIT ‡	127,781	2,073,886
Safehold ‡	28,521	659,976
Saul Centers ‡	5,726	226,463
Service Properties Trust ‡	91,091	516,486
SITE Centers ‡	104,659	1,616,982
SL Green Realty ‡	36,650	2,442,356
St. Joe	20,009	1,234,155
Star Holdings *	7,212	97,001
Stratus Properties *	3,088	85,291
Strawberry Fields REIT ‡	2,777	31,852
Summit Hotel Properties ‡	57,949	367,397
Sunstone Hotel Investors ‡	111,747	1,157,699
Tanger ‡	58,631	1,694,436
Tejon Ranch *	11,539	219,241
Terreno Realty ‡	52,763	3,609,517
Transcontinental Realty Investors *	717	22,542
UMH Properties ‡	35,241	625,880
Uniti Group ‡	132,062	507,118
Universal Health Realty Income Trust ‡	7,212	308,313
Urban Edge Properties ‡	66,162	1,343,089
Veris Residential ‡	43,214	678,892
Whitestone REIT, Cl B ‡	27,221	375,650
Xenia Hotels & Resorts ‡	55,935	776,378
		89,699,946
Utilities — 2.6%
ALLETE	32,069	2,068,451

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Altus Power, Cl A *	41,785	$175,497
American States Water	20,600	1,700,118
Avista	43,354	1,698,610
Black Hills	37,879	2,236,755
Cadiz *	23,615	87,848
California Water Service Group	31,877	1,704,144
Chesapeake Utilities	12,167	1,436,071
Consolidated Water	8,280	240,617
Genie Energy, Cl B	6,873	116,566
Global Water Resources	6,385	82,558
Hawaiian Electric Industries	61,421	1,017,132
MGE Energy	20,129	1,768,131
Middlesex Water	9,709	645,454
Montauk Renewables *	37,769	224,348
New Jersey Resources	54,250	2,536,188
Northwest Natural Holding	20,927	836,661
Northwestern Energy Group	33,975	1,826,836
ONE Gas	31,140	2,168,278
Ormat Technologies	29,806	2,314,138
Otter Tail	22,890	2,218,499
PNM Resources	49,640	2,064,031
Portland General Electric	55,977	2,652,190
Pure Cycle *	10,994	120,934
RGC Resources	4,527	101,903
SJW Group	17,784	1,077,888
Southwest Gas Holdings	33,587	2,490,812
Spire	29,770	1,982,384
Sunnova Energy International * (A)	59,851	423,147
Unitil	8,815	540,183
York Water	7,859	324,655
		38,881,027
TOTAL UNITED STATES		1,438,432,263
TOTAL COMMON STOCK (Cost $1,339,184,389)		1,486,134,754

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $5,040,234)	5,040,234	$5,040,234

	Face Amount
REPURCHASE AGREEMENT(D) — 1.0%
BNP Paribas 5.260%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $15,647,766 (collateralized by U.S. Treasury Obligations, ranging in par value $8,246,906 - $8,691,933, 0.750%, 03/31/2026, with a total market value of $16,007,542) (Cost $15,645,480)	$15,645,480	15,645,480
TOTAL INVESTMENTS — 101.1% (Cost $1,359,870,103)		$1,506,820,468

Percentages are based on Net Assets of $1,490,597,170.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts

Russell 2000 Index E-MINI	43	Sep-2024	$4,776,178	$4,886,950	$110,772

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $20,663,023.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $15,645,480. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $–.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,486,134,754	$—	$—	$1,486,134,754
Short-Term Investment	5,040,234	—	—	5,040,234
Repurchase Agreement	—	15,645,480	—	15,645,480
Total Investments in Securities	$1,491,174,988	$15,645,480	$—	$1,506,820,468

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$110,772	$—	$—	$110,772
Total Other Financial Instruments	$110,772	$—	$—	$110,772

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Centrus Energy, Cl A

$—	$358,990	$(34,017)	$11,691	$1,715	$338,379	$—	$—
Energy Fuels

—	592,344	(46,629)	(28,902)	854	515,958	—	—
Northwest Pipe

—	195,145	(16,576)	26,361	1,423	206,353	—	—
Uranium Energy

—	1,403,821	(116,262)	(1,948)	5,754	1,291,364	—	—
Ur-Energy

—	227,500	(18,833)	(24,115)	601	183,952	—	—
Totals:

$—	$2,777,800	$(232,317)	$(16,913)	$10,347	$2,536,006	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — Harmonized Index of Consumer Prices

ICE — Intercontinental Exchange

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

TSFR3M — Term Secured Overnight Financing Rate 3 Month

GLX-QH-003-2600

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.2%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	15,914	$4,187,928

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	38,901	12,861,449

UNITED STATES — 100.6%
Communication Services — 8.9%
Alphabet, Cl A	368,646	63,237,535
Alphabet, Cl C	306,481	53,067,185
AT&T	453,964	8,738,807
Charter Communications, Cl A *	5,450	2,069,474
Comcast, Cl A	245,924	10,149,284
Electronic Arts	15,627	2,358,739
Fox, Cl A	12,294	467,664
Fox, Cl B	7,684	272,244
Interpublic Group	21,151	680,428
Live Nation Entertainment *	9,581	921,596
Match Group *	10,055	383,498
Meta Platforms, Cl A	137,529	65,302,895
Netflix *	27,180	17,078,553
News, Cl A	24,572	677,696
News, Cl B	11,968	340,968
Omnicom Group	13,430	1,316,677
Paramount Global, Cl B	42,495	485,293
Take-Two Interactive Software *	10,028	1,509,515
T-Mobile US	32,798	5,978,419
Verizon Communications	268,524	10,880,592
Walt Disney	114,741	10,750,084
Warner Bros Discovery *	156,521	1,353,907
		258,021,053
Consumer Discretionary — 10.1%
Airbnb, Cl A *	27,061	3,776,633
Amazon.com *	575,498	107,606,616
Aptiv PLC *	18,993	1,317,924
AutoZone *	1,077	3,374,984

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bath & Body Works	17,269	$634,636
Best Buy	12,617	1,091,623
Booking Holdings	2,144	7,964,981
BorgWarner	13,990	493,987
Caesars Entertainment *	16,118	643,914
CarMax *	7,015	592,347
Carnival *	58,926	981,707
Chipotle Mexican Grill, Cl A *	86,518	4,699,658
Darden Restaurants	8,079	1,181,877
Deckers Outdoor *	1,715	1,582,311
Domino’s Pizza	2,249	964,146
DR Horton	18,199	3,274,546
eBay	30,531	1,697,829
Etsy *	8,070	525,680
Expedia Group *	7,409	945,907
Ford Motor	241,617	2,614,296
Garmin	10,328	1,768,670
General Motors	70,599	3,128,948
Genuine Parts	9,353	1,375,920
Hasbro	9,500	612,370
Hilton Worldwide Holdings	15,476	3,322,233
Home Depot	62,564	23,033,562
Las Vegas Sands	22,893	908,165
Lennar, Cl A	14,985	2,651,296
LKQ	18,284	758,786
Lowe’s	36,587	8,982,474
Lululemon Athletica *	7,516	1,944,089
Marriott International, Cl A	15,298	3,477,235
McDonald’s	45,376	12,042,790
MGM Resorts International *	15,808	679,270
Mohawk Industries *	3,734	601,435
NIKE, Cl B	77,096	5,771,407
Norwegian Cruise Line Holdings *	28,828	531,300
NVR *	213	1,833,393
O’Reilly Automotive *	3,613	4,069,466
Pool	2,585	966,893
PulteGroup	12,582	1,660,824
Ralph Lauren, Cl A	2,609	458,114
Ross Stores	22,060	3,159,654

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Royal Caribbean Cruises *	14,466	$2,267,112
Starbucks	71,240	5,553,158
Tapestry	13,676	548,271
Tesla *	175,365	40,696,956
TJX	72,241	8,164,678
Tractor Supply	6,397	1,684,458
Ulta Beauty *	3,037	1,108,171
Wynn Resorts	6,270	519,281
Yum! Brands	16,941	2,250,273
		292,496,254
Consumer Staples — 5.9%
Altria Group	110,699	5,425,358
Archer-Daniels-Midland	31,801	1,971,980
Brown-Forman, Cl B	13,676	617,608
Bunge Global	8,208	863,728
Campbell Soup	10,636	498,403
Church & Dwight	15,267	1,496,319
Clorox	8,635	1,139,216
Coca-Cola	244,365	16,308,920
Colgate-Palmolive	51,166	5,075,155
Conagra Brands	27,482	833,254
Constellation Brands, Cl A	9,801	2,402,813
Costco Wholesale	28,007	23,021,754
Dollar General	15,006	1,806,572
Dollar Tree *	14,261	1,487,993
Estee Lauder, Cl A	14,056	1,400,118
General Mills	34,565	2,320,694
Hershey	9,398	1,855,917
Hormel Foods	19,667	631,507
J M Smucker	6,967	821,758
Kellanova	17,195	999,889
Kenvue	123,313	2,280,057
Keurig Dr Pepper	63,792	2,186,790
Kimberly-Clark	20,756	2,803,098
Kraft Heinz	47,543	1,673,989
Kroger	37,911	2,066,149
Lamb Weston Holdings	10,087	605,422
McCormick	14,779	1,138,131

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	12,400	$655,340
Mondelez International, Cl A	84,956	5,806,743
Monster Beverage *	43,318	2,228,711
PepsiCo	86,646	14,961,165
Philip Morris International	99,011	11,402,107
Procter & Gamble	149,080	23,966,101
Sysco	30,460	2,334,759
Target	28,885	4,344,593
Tyson Foods, Cl A	19,892	1,211,423
Walgreens Boots Alliance	48,577	576,609
Walmart	269,505	18,498,823
		169,718,966
Energy — 3.7%
APA	20,970	654,054
Baker Hughes, Cl A	59,744	2,313,288
Chevron	108,106	17,347,770
ConocoPhillips	71,637	7,966,034
Coterra Energy	50,964	1,314,871
Devon Energy	42,096	1,979,775
Diamondback Energy	10,857	2,196,480
EOG Resources	36,530	4,632,004
EQT	27,685	955,409
Exxon Mobil	283,543	33,625,364
Halliburton	49,080	1,702,094
Hess	16,752	2,570,092
Kinder Morgan	116,673	2,465,300
Marathon Oil	39,810	1,116,671
Marathon Petroleum	22,946	4,061,901
Occidental Petroleum	43,786	2,663,065
ONEOK	35,730	2,977,381
Phillips 66	26,265	3,821,032
Schlumberger	88,790	4,287,669
Targa Resources	13,965	1,889,185
Valero Energy	21,041	3,402,751
Williams	75,299	3,233,339
		107,175,529

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.2%
Aflac	31,843	$3,037,185
Allstate	16,049	2,746,305
American Express	36,408	9,212,680
American International Group	40,962	3,245,419
Ameriprise Financial	6,543	2,813,948
Aon PLC, Cl A	13,665	4,489,089
Arch Capital Group *	24,444	2,341,246
Arthur J Gallagher	14,114	4,001,178
Assurant	3,076	537,900
Bank of America	429,064	17,295,570
Bank of New York Mellon	43,426	2,825,730
Berkshire Hathaway, Cl B *	113,485	49,763,172
BlackRock, Cl A	8,886	7,788,579
Blackstone	45,282	6,436,836
Brown & Brown	15,985	1,589,389
Capital One Financial	23,500	3,557,900
Cboe Global Markets	7,372	1,352,836
Charles Schwab	94,361	6,151,394
Chubb	25,630	7,065,166
Cincinnati Financial	10,776	1,407,561
Citigroup	120,802	7,837,634
Citizens Financial Group	32,079	1,368,811
CME Group, Cl A	22,408	4,340,654
Corpay *	4,130	1,205,217
Discover Financial Services	16,828	2,423,064
Everest Group	2,557	1,004,569
FactSet Research Systems	1,846	762,564
Fidelity National Information Services	34,171	2,625,358
Fifth Third Bancorp	43,868	1,857,371
Fiserv *	36,541	5,977,011
Franklin Resources	16,817	384,605
Global Payments	15,324	1,557,531
Globe Life	5,823	540,025
Goldman Sachs Group	20,248	10,306,839
Hartford Financial Services Group	17,932	1,989,017
Huntington Bancshares	99,888	1,493,326
Intercontinental Exchange	35,760	5,419,786
Invesco	35,162	606,896
Jack Henry & Associates	4,846	830,992

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	181,530	$38,629,584
KeyCorp	62,858	1,013,900
KKR	41,418	5,113,052
Loews	10,422	833,239
M&T Bank	10,697	1,841,702
MarketAxess Holdings	2,745	613,590
Marsh & McLennan	31,142	6,931,275
Mastercard, Cl A	51,862	24,048,928
MetLife	36,724	2,822,239
Moody’s	9,777	4,463,005
Morgan Stanley	79,590	8,214,484
MSCI, Cl A	4,839	2,616,738
Nasdaq	25,317	1,713,455
Northern Trust	14,402	1,276,737
PayPal Holdings *	64,950	4,272,411
PNC Financial Services Group	24,659	4,465,745
Principal Financial Group	12,643	1,030,531
Progressive	37,178	7,960,553
Prudential Financial	22,066	2,765,311
Raymond James Financial	11,917	1,382,372
Regions Financial	47,275	1,057,542
S&P Global	20,444	9,909,820
State Street	17,328	1,472,360
Synchrony Financial	24,583	1,248,571
T Rowe Price Group	15,115	1,726,284
Travelers	14,885	3,221,709
Truist Financial	82,573	3,690,187
US Bancorp	96,820	4,345,282
Visa, Cl A	99,460	26,423,538
W R Berkley	20,919	1,153,264
Wells Fargo	219,534	13,027,148
Willis Towers Watson PLC	6,995	1,974,549
		381,449,458
Health Care — 12.1%
Abbott Laboratories	111,003	11,759,658
AbbVie	111,414	20,647,242
Agilent Technologies	18,918	2,675,005
Align Technology *	4,442	1,030,011

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	34,144	$11,351,856
Baxter International	31,118	1,114,647
Becton Dickinson	17,953	4,327,750
Biogen *	8,876	1,892,363
Bio-Rad Laboratories, Cl A *	1,574	532,579
Bio-Techne	10,133	826,751
Boston Scientific *	92,746	6,852,074
Bristol-Myers Squibb	126,509	6,016,768
Cardinal Health	16,705	1,684,365
Catalent *	11,649	691,252
Cencora	9,956	2,368,333
Centene *	35,589	2,737,506
Charles River Laboratories International *	3,592	876,807
Cigna Group	17,740	6,185,406
Cooper	11,696	1,091,588
CVS Health	78,662	4,745,678
Danaher	42,013	11,640,962
DaVita *	3,802	519,429
Dexcom *	26,161	1,774,239
Edwards Lifesciences *	35,258	2,223,017
Elevance Health	14,177	7,542,589
Eli Lilly	50,009	40,220,738
GE HealthCare Technologies	28,290	2,394,183
Gilead Sciences	78,302	5,955,650
HCA Healthcare	12,291	4,462,247
Henry Schein *	8,034	577,966
Hologic *	14,692	1,199,014
Humana	7,411	2,679,892
IDEXX Laboratories *	5,056	2,407,263
Incyte *	6,497	422,760
Insulet *	4,020	781,287
Intuitive Surgical *	22,444	9,978,827
IQVIA Holdings *	11,055	2,722,073
Johnson & Johnson	151,986	23,990,990
Labcorp Holdings	5,647	1,216,590
McKesson	8,237	5,082,394
Medtronic PLC	84,255	6,767,362
Merck	159,843	18,083,039
Mettler-Toledo International *	1,307	1,987,986

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	20,520	$2,446,394
Molina Healthcare *	3,689	1,258,945
Pfizer	360,381	11,006,036
Quest Diagnostics	7,742	1,101,687
Regeneron Pharmaceuticals *	6,673	7,201,435
ResMed	9,364	1,996,873
Revvity	8,602	1,080,497
Solventum *	8,986	529,096
STERIS PLC	6,252	1,492,727
Stryker	21,426	7,015,944
Teleflex	3,243	716,443
Thermo Fisher Scientific	24,064	14,759,414
UnitedHealth Group	58,166	33,512,923
Universal Health Services, Cl B	3,940	842,214
Vertex Pharmaceuticals *	16,365	8,112,458
Viatris	80,732	973,628
Waters *	4,051	1,362,270
West Pharmaceutical Services	4,353	1,332,758
Zimmer Biomet Holdings	13,522	1,505,675
Zoetis, Cl A	28,809	5,186,772
		347,472,325
Industrials — 8.5%
3M	36,045	4,597,540
A O Smith	8,236	700,389
Allegion PLC	5,966	816,208
American Airlines Group *	42,658	453,881
AMETEK	14,188	2,461,334
Automatic Data Processing	25,935	6,811,050
Axon Enterprise *	4,808	1,442,448
Boeing *	36,290	6,916,874
Broadridge Financial Solutions	7,085	1,516,190
Builders FirstSource *	8,264	1,383,146
Carrier Global	51,534	3,509,981
Caterpillar	30,759	10,648,766
CH Robinson Worldwide	6,489	577,845
Cintas	5,340	4,079,440
Copart *	53,934	2,822,366
CSX	121,466	4,263,457

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	8,255	$2,408,809
Dayforce *	10,154	601,929
Deere	16,493	6,135,066
Delta Air Lines	39,236	1,687,933
Dover	9,392	1,730,570
Eaton PLC	25,340	7,723,379
Emerson Electric	35,568	4,165,368
Equifax	8,117	2,267,646
Expeditors International of Washington	9,639	1,203,140
Fastenal	35,038	2,478,938
FedEx	14,028	4,239,963
Fortive	22,584	1,622,660
GE Vernova *	16,922	3,016,177
Generac Holdings *	2,726	424,384
General Dynamics	14,154	4,227,941
General Electric	69,519	11,832,134
Honeywell International	39,942	8,178,124
Howmet Aerospace	26,269	2,513,943
Hubbell, Cl B	3,083	1,219,789
Huntington Ingalls Industries	2,522	706,110
IDEX	5,154	1,074,506
Illinois Tool Works	16,889	4,176,312
Ingersoll Rand	24,672	2,477,069
Jacobs Solutions	8,496	1,243,390
JB Hunt Transport Services	5,677	982,973
Johnson Controls International	41,494	2,968,481
L3Harris Technologies	11,491	2,607,193
Leidos Holdings	9,339	1,348,552
Lockheed Martin	13,577	7,357,648
Masco	14,885	1,158,797
Nordson	3,113	779,277
Norfolk Southern	14,827	3,700,226
Northrop Grumman	8,639	4,184,040
Old Dominion Freight Line	10,622	2,232,532
Otis Worldwide	24,755	2,339,347
PACCAR	32,267	3,183,462
Parker-Hannifin	7,991	4,484,230
Paychex	19,647	2,515,209
Paycom Software	3,843	640,974

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC	10,974	$964,285
Quanta Services	8,992	2,386,297
Republic Services, Cl A	12,540	2,436,773
Rockwell Automation	6,909	1,925,193
Rollins	16,158	774,130
RTX	84,434	9,920,151
Snap-On	3,729	1,070,335
Southwest Airlines	40,976	1,103,893
Stanley Black & Decker	11,332	1,196,886
Textron	13,298	1,235,384
Trane Technologies PLC	14,099	4,713,014
TransDigm Group	3,470	4,490,943
Uber Technologies *	130,840	8,435,255
Union Pacific	38,856	9,586,941
United Airlines Holdings *	23,266	1,056,742
United Parcel Service, Cl B	45,767	5,966,644
United Rentals	4,073	3,083,668
Veralto	14,853	1,582,736
Verisk Analytics, Cl A	8,753	2,291,098
Waste Management	22,751	4,610,718
Westinghouse Air Brake Technologies	11,187	1,802,785
WW Grainger	2,700	2,637,387
Xylem	13,581	1,813,063
		245,923,457
Information Technology — 31.2%
Adobe *	28,237	15,576,941
Advanced Micro Devices *	101,938	14,728,002
Akamai Technologies *	10,179	1,000,392
Amphenol, Cl A	75,249	4,835,501
Analog Devices	31,354	7,254,688
ANSYS *	5,901	1,850,731
Apple	906,775	201,376,592
Applied Materials	51,238	10,872,704
Arista Networks *	15,834	5,487,273
Autodesk *	14,015	3,468,993
Broadcom	272,904	43,850,215
Cadence Design Systems *	17,008	4,552,361
CDW	8,177	1,783,485

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	254,897	$12,349,760
Cognizant Technology Solutions, Cl A	30,331	2,295,450
Corning	51,741	2,070,157
Crowdstrike Holdings, Cl A *	14,403	3,340,920
Enphase Energy *	9,008	1,036,911
EPAM Systems *	3,956	851,054
F5 *	3,776	768,945
Fair Isaac *	1,519	2,430,400
First Solar *	6,467	1,396,807
Fortinet *	41,355	2,400,244
Gartner *	4,641	2,326,023
Gen Digital	31,487	818,347
GoDaddy, Cl A *	8,347	1,214,071
Hewlett Packard Enterprise	88,070	1,753,474
HP	55,896	2,017,287
Intel	268,831	8,263,865
International Business Machines	58,370	11,215,212
Intuit	17,263	11,175,203
Jabil	8,447	951,723
Juniper Networks	20,915	788,286
Keysight Technologies *	11,872	1,656,975
KLA	8,563	7,047,948
Lam Research	8,335	7,678,535
Microchip Technology	35,113	3,117,332
Micron Technology	70,243	7,714,086
Microsoft	467,563	195,604,981
Monolithic Power Systems	2,998	2,587,544
Motorola Solutions	10,381	4,141,189
NetApp	12,992	1,649,724
NVIDIA	1,547,262	181,060,599
ON Semiconductor *	26,070	2,039,977
Oracle	98,729	13,767,759
Palo Alto Networks *	20,442	6,638,131
PTC *	8,089	1,438,629
Qorvo *	6,552	784,930
QUALCOMM	69,181	12,518,302
Roper Technologies	6,334	3,450,446
Salesforce	61,198	15,838,042
Seagate Technology Holdings	12,793	1,307,061

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	13,059	$10,635,119
Skyworks Solutions	11,009	1,250,843
Super Micro Computer *	3,252	2,281,766
Synopsys *	9,627	5,374,947
TE Connectivity	20,193	3,116,386
Teledyne Technologies *	2,865	1,208,629
Teradyne	10,316	1,353,047
Texas Instruments	56,191	11,452,288
Trimble *	15,930	868,822
Tyler Technologies *	2,771	1,574,233
VeriSign *	5,517	1,031,734
Western Digital *	21,970	1,473,088
Zebra Technologies, Cl A *	3,008	1,056,380
		898,821,489
Materials — 2.3%
Air Products & Chemicals	14,492	3,823,714
Albemarle	7,760	726,879
Amcor PLC	100,420	1,057,423
Avery Dennison	4,731	1,025,823
Ball	20,840	1,330,217
Celanese, Cl A	6,804	960,385
CF Industries Holdings	13,260	1,012,931
Corteva	42,632	2,391,655
Dow	43,064	2,345,696
DuPont de Nemours	25,458	2,130,835
Eastman Chemical	7,938	820,234
Ecolab	15,753	3,634,060
FMC	8,437	492,383
Freeport-McMoRan	89,822	4,078,817
International Flavors & Fragrances	15,554	1,547,312
International Paper	23,173	1,077,081
Linde PLC	30,292	13,737,422
LyondellBasell Industries, Cl A	15,916	1,583,005
Martin Marietta Materials	4,013	2,381,114
Mosaic	22,463	668,723
Newmont	71,164	3,492,017
Nucor	15,939	2,597,101
Packaging Corp of America	5,196	1,038,524

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	15,021	$1,907,367
Sherwin-Williams	14,736	5,169,389
Smurfit WestRock	32,966	1,478,195
Steel Dynamics	9,974	1,328,736
Vulcan Materials	8,058	2,212,002
		66,049,040

Real Estate — 2.3%
Alexandria Real Estate Equities ‡	8,857	1,038,837
American Tower ‡	29,379	6,475,132
AvalonBay Communities ‡	7,822	1,602,884
BXP ‡	10,805	770,505
Camden Property Trust ‡	5,871	650,213
CBRE Group, Cl A *	18,194	2,050,646
CoStar Group *	27,688	2,160,218
Crown Castle ‡	28,234	3,107,999
Digital Realty Trust ‡	20,378	3,046,307
Equinix ‡	5,900	4,662,416
Equity Residential ‡	18,420	1,282,585
Essex Property Trust ‡	3,468	965,352
Extra Space Storage ‡	12,899	2,058,938
Federal Realty Investment Trust ‡	4,316	481,881
Healthpeak Properties ‡	46,188	1,007,822
Host Hotels & Resorts ‡	40,231	704,445
Invitation Homes ‡	36,027	1,270,672
Iron Mountain ‡	19,812	2,031,919
Kimco Realty ‡	41,813	908,596
Mid-America Apartment Communities ‡	7,635	1,067,144
ProLogis ‡	58,425	7,364,471
Public Storage ‡	9,763	2,889,067
Realty Income ‡	56,376	3,237,674
Regency Centers ‡	9,129	614,747
SBA Communications, Cl A ‡	6,386	1,401,982
Simon Property Group ‡	21,266	3,263,055
UDR ‡	20,067	804,085
Ventas ‡	28,024	1,525,627
VICI Properties, Cl A ‡	68,626	2,145,249
Welltower ‡	37,891	4,215,374

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	49,499	$1,572,088
		66,377,930
Utilities — 2.4%
AES	42,773	760,932
Alliant Energy	16,204	901,915
Ameren	17,973	1,424,720
American Electric Power	32,220	3,161,426
American Water Works	13,236	1,884,277
Atmos Energy	8,879	1,135,447
CenterPoint Energy	42,780	1,187,145
CMS Energy	19,976	1,294,445
Consolidated Edison	20,614	2,010,277
Constellation Energy	19,596	3,719,321
Dominion Energy	51,490	2,752,655
DTE Energy	12,374	1,491,438
Duke Energy	48,347	5,282,877
Edison International	26,219	2,097,782
Entergy	12,760	1,479,777
Evergy	13,031	755,798
Eversource Energy	21,302	1,382,713
Exelon	61,021	2,269,981
FirstEnergy	35,010	1,467,269
NextEra Energy	130,852	9,995,784
NiSource	27,618	863,063
NRG Energy	14,677	1,103,270
PG&E	130,801	2,387,118
Pinnacle West Capital	6,766	579,102
PPL	43,818	1,302,271
Public Service Enterprise Group	29,990	2,392,302
Sempra	39,008	3,122,980
Southern	68,565	5,726,549
Vistra	19,762	1,565,546
WEC Energy Group	21,458	1,846,675

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	33,689	$1,963,395
		69,308,250
TOTAL UNITED STATES		2,902,813,751
TOTAL COMMON STOCK (Cost $2,091,215,319)		2,919,863,128
TOTAL INVESTMENTS — 101.2% (Cost $2,091,215,319)		$2,919,863,128

WRITTEN OPTIONS— (1.2)% (Premiums Received $(44,535,966))		$(36,050,520)

Percentages are based on Net Assets of $2,885,077,787.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
S&P 500 Index	(5,286)	$(2,879,115,048)	$5,530	08/16/24	$(36,050,520)

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,919,863,128	$—	$—	$2,919,863,128
Total Investments in Securities	$2,919,863,128	$—	$—	$2,919,863,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(36,050,520)	$—	$—	$(36,050,520)
Total Other Financial Instruments	$(36,050,520)	$—	$—	$(36,050,520)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.1%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	28,505	$47,571,994

CHINA — 1.1%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	382,052	49,242,682

Information Technology — 0.5%
NXP Semiconductors	146,572	38,571,888

TOTAL CHINA		87,814,570
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	52,079	48,782,399

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	255,893	18,877,227

Health Care — 0.3%
AstraZeneca ADR	325,027	25,725,887

Information Technology — 0.1%
ARM Holdings ADR *	65,229	9,404,065

TOTAL UNITED KINGDOM		54,007,179
UNITED STATES — 98.2%
Communication Services — 15.4%
Alphabet, Cl A	1,292,609	221,734,148
Alphabet, Cl C	1,236,048	214,021,711
Charter Communications, Cl A *	80,358	30,513,540
Comcast, Cl A	2,230,951	92,071,348
Electronic Arts	147,400	22,248,556
Meta Platforms, Cl A	766,606	364,007,527
Netflix *	245,092	154,003,558
Take-Two Interactive Software *	95,170	14,325,940
T-Mobile US	667,079	121,595,160

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	248,249	$22,312,620
Warner Bros Discovery *	1,328,636	11,492,702
		1,268,326,810
Consumer Discretionary — 11.8%
Airbnb, Cl A *	246,774	34,439,779
Amazon.com *	2,288,105	427,829,873
Booking Holdings	19,307	71,725,698
DoorDash, Cl A *	212,920	23,574,502
Lululemon Athletica *	67,144	17,367,467
Marriott International, Cl A	163,692	37,207,192
O’Reilly Automotive *	33,028	37,200,757
Ross Stores	187,208	26,813,802
Starbucks	647,967	50,509,028
Tesla *	1,062,099	246,481,315
		973,149,413
Consumer Staples — 5.9%
Costco Wholesale	252,065	207,197,430
Dollar Tree *	119,637	12,482,925
Keurig Dr Pepper	757,275	25,959,387
Kraft Heinz	677,484	23,854,212
Mondelez International, Cl A	767,235	52,440,512
Monster Beverage *	581,862	29,936,800
PepsiCo	782,447	135,105,123
		486,976,389
Energy — 0.5%
Baker Hughes, Cl A	551,480	21,353,306
Diamondback Energy	99,372	20,103,949
		41,457,255
Financials — 0.5%
PayPal Holdings *	585,628	38,522,610

Health Care — 6.1%
Amgen	305,641	101,616,463
Biogen *	81,134	17,297,769
Dexcom *	221,959	15,053,259

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	254,288	$21,520,393
Gilead Sciences	712,510	54,193,511
IDEXX Laboratories *	45,899	21,853,432
Illumina *	86,588	10,615,689
Intuitive Surgical *	202,116	89,862,795
Moderna *	214,063	25,520,591
Regeneron Pharmaceuticals *	61,835	66,731,714
Vertex Pharmaceuticals *	147,231	72,985,351
		497,250,967
Industrials — 4.5%
Automatic Data Processing	233,895	61,425,505
Cintas	58,086	44,374,219
Copart *	537,459	28,125,229
CSX	1,093,252	38,373,145
Fastenal	319,245	22,586,584
Honeywell International	371,374	76,038,826
Old Dominion Freight Line	121,333	25,501,770
PACCAR	292,792	28,886,859
Paychex	200,752	25,700,271
Verisk Analytics, Cl A	79,297	20,755,990
		371,768,398
Information Technology — 50.6%
Adobe *	254,868	140,597,932
Advanced Micro Devices *	919,753	132,885,913
Analog Devices	283,296	65,549,028
ANSYS *	48,510	15,214,191
Apple	3,369,989	748,407,157
Applied Materials	471,678	100,090,072
Atlassian, Cl A *	88,590	15,642,336
Autodesk *	120,482	29,821,705
Broadcom	2,631,707	422,862,681
Cadence Design Systems *	155,844	41,713,205
CDW	74,918	16,340,365
Cisco Systems	2,294,432	111,165,230
Cognizant Technology Solutions, Cl A	277,137	20,973,728
Crowdstrike Holdings, Cl A *	129,136	29,954,387
Datadog, Cl A *	171,970	20,024,187

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	426,192	$24,736,184
GLOBALFOUNDRIES *	307,204	15,670,476
Intel	2,427,673	74,626,668
Intuit	159,203	103,060,062
KLA	76,965	63,347,583
Lam Research	74,668	68,787,148
Marvell Technology	483,584	32,390,456
Microchip Technology	298,802	26,527,642
Micron Technology	631,801	69,384,386
Microsoft	1,633,470	683,362,174
MongoDB, Cl A *	40,605	10,247,078
NVIDIA	5,406,484	632,666,758
ON Semiconductor *	239,474	18,738,840
Palo Alto Networks *	184,969	60,064,983
QUALCOMM	635,399	114,975,449
Roper Technologies	59,742	32,544,455
Super Micro Computer *	33,773	23,696,825
Synopsys *	87,677	48,951,823
Texas Instruments	518,602	105,696,274
Workday, Cl A *	118,501	26,913,947
Zscaler *	83,379	14,954,024
		4,162,585,352
Materials — 1.5%
Linde PLC	273,679	124,113,426

Real Estate — 0.2%
CoStar Group *	227,299	17,733,868

Utilities — 1.2%
American Electric Power	294,196	28,866,512
Constellation Energy	176,236	33,449,593
Exelon	557,339	20,733,011

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	309,316	$18,026,936
		101,076,052
TOTAL UNITED STATES		8,082,960,540
TOTAL COMMON STOCK (Cost $5,217,760,452)		8,321,136,682
TOTAL INVESTMENTS — 101.1% (Cost $5,217,760,452)		$8,321,136,682

WRITTEN OPTIONS— (1.2)% (Premiums Received $(177,400,209))		$(98,831,000)

Percentages are based on Net Assets of $8,227,875,821.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(4,297)	$(8,117,200,583)	$19,650	08/16/24	$(98,831,000)

*	Non-income producing security.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,321,136,682	$—	$—	$8,321,136,682
Total Investments in Securities	$8,321,136,682	$—	$—	$8,321,136,682

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(98,831,000)	$—	$—	$(98,831,000)
Total Other Financial Instruments	$(98,831,000)	$—	$—	$(98,831,000)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 104.2%
Global X Russell 2000 ETF (A)(B)	16,616,212	$1,465,152,771
TOTAL EXCHANGE TRADED FUND (Cost $1,312,450,992)		1,465,152,771

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(C)(D)	1	—
CinCor Pharma CVR# *(C)	15,984	48,911
Inhibrx CVR# *(C)	15,798	10,269
Novartis CVR# *(C)	26,043	10,157
OmniAb CVR# *(C)	2,421	48
OmniAb CVR# *(C)	2,421	48
TOTAL RIGHTS (Cost $–)		69,433
TOTAL INVESTMENTS — 104.2% (Cost $1,312,450,992)		$1,465,222,204

WRITTEN OPTIONS— (4.3)% (Premiums Received $(36,943,502))		$(60,106,300)

Percentages are based on Net Assets of $1,406,550,592.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (4.3)%
Call Options
Russell 2000 Index	(6,470)	$(1,414,446,814)	$2,190	08/16/24	$(60,106,300)

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

*	Non-income producing security.
#	Expiration date not available.
(A)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $–.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange Traded Fund	$1,465,152,771	$—	$—	$1,465,152,771
Rights	—	—	69,433	69,433
Total Investments in Securities	$1,465,152,771	$—	$69,433	$1,465,222,204

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(60,106,300)	$—	$—	$(60,106,300)
Total Other Financial Instruments	$(60,106,300)	$—	$—	$(60,106,300)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

			Change in
			Unrealized
Value	Purchases	Proceeds	Appreciation	Realized Gain	Value
10/31/2023	at Cost	from Sales	(Depreciation)	(Loss)	7/31/2024	Income	Capital Gains
Global X Russell 2000 ETF
$ —	$1,427,467,730	$(122,395,944)	$152,701,779	$7,379,206	$1,465,152,771	$782,666	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.5%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	365	$609,149

CHINA — 1.0%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	4,799	618,543

Information Technology — 0.4%
NXP Semiconductors	1,870	492,109

TOTAL CHINA		1,110,652
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	652	610,729

UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	3,281	242,039

Health Care — 0.3%
AstraZeneca ADR	4,174	330,372

Information Technology — 0.1%
ARM Holdings ADR *	833	120,094

TOTAL UNITED KINGDOM		692,505
UNITED STATES — 97.6%
Communication Services — 15.3%
Alphabet, Cl A (A)	16,463	2,824,063
Alphabet, Cl C (A)	15,742	2,725,727
Charter Communications, Cl A *	1,029	390,732
Comcast, Cl A (A)	28,405	1,172,274
Electronic Arts	1,887	284,824
Meta Platforms, Cl A (A)	9,767	4,637,665
Netflix *	3,125	1,963,594
Take-Two Interactive Software *	1,218	183,346
T-Mobile US	8,497	1,548,833

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	3,179	$285,728
Warner Bros Discovery *	17,448	150,925
		16,167,711
Consumer Discretionary — 11.7%
Airbnb, Cl A *	3,171	442,545
Amazon.com *(A)	29,156	5,451,589
Booking Holdings (A)	241	895,318
DoorDash, Cl A *	2,731	302,376
Lululemon Athletica *	852	220,378
Marriott International, Cl A	2,050	465,965
O’Reilly Automotive *	426	479,821
Ross Stores	2,391	342,463
Starbucks	8,133	633,967
Tesla *	13,531	3,140,139
		12,374,561
Consumer Staples — 5.9%
Costco Wholesale (A)	3,218	2,645,196
Dollar Tree *	1,554	162,144
Keurig Dr Pepper	9,716	333,065
Kraft Heinz	8,686	305,834
Mondelez International, Cl A	9,760	667,096
Monster Beverage *	7,467	384,177
PepsiCo	9,970	1,721,520
		6,219,032
Energy — 0.5%
Baker Hughes, Cl A	7,158	277,158
Diamondback Energy	1,276	258,147
		535,305
Financials — 0.5%
PayPal Holdings *	7,516	494,403

Health Care — 6.0%
Amgen (A)	3,897	1,295,636
Biogen *	1,042	222,154
Dexcom *	2,838	192,473

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	3,263	$276,148
Gilead Sciences	8,941	680,053
IDEXX Laboratories *	586	279,006
Illumina *	1,138	139,519
Intuitive Surgical *	2,569	1,142,203
Moderna *	2,746	327,378
Regeneron Pharmaceuticals *	791	853,639
Vertex Pharmaceuticals *	1,849	916,586
		6,324,795
Industrials — 4.5%
Automatic Data Processing	2,937	771,315
Cintas	730	557,676
Copart *	6,886	360,345
CSX	14,020	492,102
Fastenal	4,097	289,863
Honeywell International (A)	4,727	967,853
Old Dominion Freight Line	1,589	333,976
PACCAR	3,759	370,863
Paychex	2,558	327,475
Verisk Analytics, Cl A	1,015	265,676
		4,737,144
Information Technology — 50.3%
Adobe *(A)	3,242	1,788,449
Advanced Micro Devices *(A)	11,710	1,691,861
Analog Devices	3,561	823,944
ANSYS *	621	194,764
Apple (A)	42,942	9,536,559
Applied Materials (A)	6,003	1,273,837
Atlassian, Cl A *	1,141	201,466
Autodesk *	1,539	380,933
Broadcom (A)	33,534	5,388,243
Cadence Design Systems *	1,951	522,205
CDW	959	209,168
Cisco Systems (A)	29,223	1,415,854
Cognizant Technology Solutions, Cl A	3,557	269,194
Crowdstrike Holdings, Cl A *	1,655	383,894
Datadog, Cl A *	2,201	256,284

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	5,471	$317,537
GLOBALFOUNDRIES *	3,940	200,979
Intel	30,911	950,204
Intuit	2,028	1,312,826
KLA	978	804,963
Lam Research	937	863,202
Marvell Technology	6,198	415,142
Microchip Technology	3,838	340,738
Micron Technology (A)	7,955	873,618
Microsoft (A)	20,809	8,705,445
MongoDB, Cl A *	515	129,965
NVIDIA	68,889	8,061,391
ON Semiconductor *	3,077	240,775
Palo Alto Networks *	2,325	754,997
QUALCOMM	8,091	1,464,066
Roper Technologies	770	419,458
Super Micro Computer *	432	303,113
Synopsys *	1,103	615,827
Texas Instruments	6,610	1,347,184
Workday, Cl A *	1,513	343,633
Zscaler *	1,071	192,084
		52,993,802
Materials — 1.5%
Linde PLC (A)	3,489	1,582,262

Real Estate — 0.2%
CoStar Group *	2,915	227,428

Utilities — 1.2%
American Electric Power	3,778	370,697
Constellation Energy	2,251	427,240
Exelon	7,167	266,612

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	3,971	$231,430
		1,295,979
TOTAL UNITED STATES		102,952,422
TOTAL COMMON STOCK (Cost $78,855,221)		105,975,457
TOTAL INVESTMENTS — 100.5% (Cost $78,855,221)		$105,975,457

WRITTEN OPTIONS— (0.6)% (Premiums Received $(1,131,383))		$(621,000)

Percentages are based on Net Assets of $105,478,800.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Nasdaq-100	(27)	$(51,004,053)	$19,650	08/16/24	$(621,000)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $54,060,137.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$105,975,457	$—	$—	$105,975,457
Total Investments in Securities	$105,975,457	$—	$—	$105,975,457

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(621,000)	$—	$—	$(621,000)
Total Other Financial Instruments	$(621,000)	$—	$—	$(621,000)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.5%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	344	$90,527

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A (A)	832	275,076

UNITED STATES — 99.9%
Communication Services — 8.9%
Alphabet, Cl A (A)	7,794	1,336,983
Alphabet, Cl C (A)	6,484	1,122,705
AT&T (A)	9,446	181,835
Charter Communications, Cl A *(A)	129	48,984
Comcast, Cl A (A)	5,209	214,975
Electronic Arts (A)	331	49,961
Fox, Cl A (A)	263	10,005
Fox, Cl B (A)	201	7,121
Interpublic Group	597	19,205
Live Nation Entertainment *	198	19,046
Match Group *	416	15,866
Meta Platforms, Cl A (A)	2,908	1,380,806
Netflix *	573	360,045
News, Cl A	597	16,465
News, Cl B	199	5,669
Omnicom Group	291	28,530
Paramount Global, Cl B	782	8,930
Take-Two Interactive Software *	213	32,063
T-Mobile US	678	123,586
Verizon Communications	5,530	224,076
Walt Disney (A)	2,413	226,074
Warner Bros Discovery *	2,881	24,921
		5,457,851
Consumer Discretionary — 10.0%
Airbnb, Cl A *(A)	605	84,434
Amazon.com *(A)	12,085	2,259,653
Aptiv PLC *(A)	399	27,687
AutoZone *(A)	20	62,674

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bath & Body Works (A)	228	$8,379
Best Buy (A)	240	20,765
Booking Holdings (A)	45	167,175
BorgWarner (A)	393	13,877
Caesars Entertainment *(A)	348	13,903
CarMax *(A)	189	15,959
Carnival *(A)	1,429	23,807
Chipotle Mexican Grill, Cl A *(A)	1,850	100,492
Darden Restaurants (A)	169	24,723
Deckers Outdoor *(A)	33	30,447
Domino’s Pizza (A)	44	18,863
DR Horton (A)	410	73,771
eBay (A)	647	35,980
Etsy *(A)	196	12,767
Expedia Group *(A)	174	22,215
Ford Motor (A)	5,086	55,031
Garmin (A)	194	33,222
General Motors (A)	1,520	67,366
Genuine Parts (A)	193	28,392
Hasbro (A)	200	12,892
Hilton Worldwide Holdings (A)	324	69,553
Home Depot (A)	1,319	485,603
Las Vegas Sands	488	19,359
Lennar, Cl A	340	60,156
LKQ	400	16,600
Lowe’s	751	184,378
Lululemon Athletica *	153	39,575
Marriott International, Cl A	326	74,100
McDonald’s	956	253,722
MGM Resorts International *	341	14,653
Mohawk Industries *	69	11,114
NIKE, Cl B	1,595	119,402
Norwegian Cruise Line Holdings *(A)	587	10,818
NVR *	4	34,430
O’Reilly Automotive *	78	87,855
Pool	47	17,580
PulteGroup	299	39,468
Ralph Lauren, Cl A	48	8,428
Ross Stores	436	62,448

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Royal Caribbean Cruises *(A)	303	$47,486
Starbucks	1,485	115,756
Tapestry	299	11,987
Tesla *	3,640	844,735
TJX	1,490	168,400
Tractor Supply	137	36,075
Ulta Beauty *	61	22,258
Wynn Resorts	111	9,193
Yum! Brands	380	50,475
		6,130,081
Consumer Staples — 5.9%
Altria Group (A)	2,270	111,253
Archer-Daniels-Midland (A)	706	43,779
Brown-Forman, Cl B (A)	265	11,967
Bunge Global (A)	174	18,310
Campbell Soup (A)	229	10,731
Church & Dwight (A)	344	33,715
Clorox (A)	148	19,526
Coca-Cola (A)	5,148	343,578
Colgate-Palmolive (A)	1,115	110,597
Conagra Brands (A)	695	21,072
Constellation Brands, Cl A (A)	209	51,238
Costco Wholesale (A)	591	485,802
Dollar General (A)	295	35,515
Dollar Tree *(A)	302	31,511
Estee Lauder, Cl A	300	29,883
General Mills (A)	738	49,549
Hershey (A)	201	39,694
Hormel Foods (A)	400	12,844
J M Smucker	163	19,226
Kellanova	398	23,144
Kenvue	2,379	43,988
Keurig Dr Pepper	1,391	47,683
Kimberly-Clark	438	59,152
Kraft Heinz	1,116	39,294
Kroger	936	51,012
Lamb Weston Holdings	201	12,064
McCormick	319	24,566

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	288	$15,221
Mondelez International, Cl A	1,823	124,602
Monster Beverage *	912	46,922
PepsiCo	1,828	315,641
Philip Morris International	2,052	236,308
Procter & Gamble	3,134	503,822
Sysco	699	53,578
Target	594	89,344
Tyson Foods, Cl A	353	21,498
Walgreens Boots Alliance	1,122	13,318
Walmart	5,683	390,081
		3,591,028
Energy — 3.7%
APA (A)	432	13,474
Baker Hughes, Cl A (A)	1,331	51,536
Chevron (A)	2,266	363,625
ConocoPhillips (A)	1,545	171,804
Coterra Energy (A)	997	25,723
Devon Energy (A)	808	38,000
Diamondback Energy (A)	249	50,375
EOG Resources (A)	751	95,227
EQT (A)	547	18,877
Exxon Mobil (A)	5,947	705,255
Halliburton (A)	1,131	39,223
Hess (A)	369	56,612
Kinder Morgan	2,691	56,861
Marathon Oil	786	22,047
Marathon Petroleum	461	81,606
Occidental Petroleum	861	52,366
ONEOK	785	65,414
Phillips 66	552	80,305
Schlumberger (A)	1,865	90,061
Targa Resources	287	38,825
Valero Energy	425	68,731
Williams	1,636	70,250
		2,256,197

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.1%
Aflac (A)	705	$67,243
Allstate (A)	349	59,721
American Express (A)	747	189,021
American International Group (A)	863	68,376
Ameriprise Financial (A)	129	55,479
Aon PLC, Cl A (A)	282	92,640
Arch Capital Group *(A)	466	44,633
Arthur J Gallagher (A)	300	85,047
Assurant (A)	65	11,367
Bank of America (A)	9,001	362,830
Bank of New York Mellon (A)	1,021	66,436
Berkshire Hathaway, Cl B *(A)	2,402	1,053,277
BlackRock, Cl A (A)	184	161,276
Blackstone (A)	966	137,317
Brown & Brown (A)	287	28,536
Capital One Financial (A)	501	75,851
Cboe Global Markets (A)	130	23,856
Charles Schwab	1,944	126,729
Chubb (A)	533	146,927
Cincinnati Financial (A)	231	30,173
Citigroup (A)	2,509	162,784
Citizens Financial Group (A)	576	24,578
CME Group, Cl A (A)	472	91,431
Corpay *(A)	89	25,972
Discover Financial Services (A)	312	44,925
Everest Group (A)	53	20,822
FactSet Research Systems (A)	58	23,959
Fidelity National Information Services (A)	738	56,701
Fifth Third Bancorp (A)	851	36,031
Fiserv *(A)	767	125,458
Franklin Resources (A)	398	9,102
Global Payments (A)	343	34,863
Globe Life (A)	111	10,294
Goldman Sachs Group (A)	433	220,410
Hartford Financial Services Group (A)	379	42,039
Huntington Bancshares (A)	2,000	29,900
Intercontinental Exchange	777	117,762
Invesco (A)	655	11,305
Jack Henry & Associates (A)	108	18,520

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	3,808	$810,342
KeyCorp	1,202	19,388
KKR	872	107,648
Loews	270	21,587
M&T Bank	223	38,394
MarketAxess Holdings	61	13,635
Marsh & McLennan	646	143,780
Mastercard, Cl A	1,091	505,908
MetLife	773	59,405
Moody’s	202	92,209
Morgan Stanley	1,682	173,599
MSCI, Cl A	101	54,617
Nasdaq	504	34,111
Northern Trust	281	24,911
PayPal Holdings *	1,365	89,790
PNC Financial Services Group	535	96,889
Principal Financial Group	299	24,372
Progressive	764	163,588
Prudential Financial	481	60,279
Raymond James Financial	236	27,376
Regions Financial	1,139	25,479
S&P Global	425	206,010
State Street	433	36,792
Synchrony Financial	362	18,386
T Rowe Price Group	269	30,723
Travelers	298	64,499
Truist Financial	1,829	81,738
US Bancorp	2,131	95,639
Visa, Cl A	2,085	553,922
W R Berkley (A)	376	20,729
Wells Fargo	4,605	273,261
Willis Towers Watson PLC (A)	130	36,696
		7,999,293
Health Care — 11.9%
Abbott Laboratories (A)	2,285	242,073
AbbVie (A)	2,345	434,575
Agilent Technologies (A)	394	55,712
Align Technology *(A)	88	20,405

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen (A)	707	$235,056
Baxter International (A)	709	25,396
Becton Dickinson (A)	394	94,978
Biogen *(A)	194	41,361
Bio-Rad Laboratories, Cl A *(A)	34	11,504
Bio-Techne (A)	213	17,379
Boston Scientific *(A)	1,934	142,884
Bristol-Myers Squibb (A)	2,656	126,319
Cardinal Health (A)	331	33,375
Catalent *(A)	264	15,666
Cencora (A)	214	50,906
Centene *(A)	703	54,075
Charles River Laboratories International *(A)	81	19,772
Cigna Group (A)	379	132,146
Cooper (A)	269	25,106
CVS Health (A)	1,687	101,777
Danaher (A)	876	242,722
DaVita *(A)	68	9,290
Dexcom *(A)	509	34,520
Edwards Lifesciences *(A)	784	49,431
Elevance Health (A)	311	165,461
Eli Lilly	1,060	852,526
GE HealthCare Technologies (A)	565	47,816
Gilead Sciences (A)	1,682	127,933
HCA Healthcare (A)	254	92,215
Henry Schein *	201	14,460
Hologic *(A)	351	28,645
Humana (A)	168	60,750
IDEXX Laboratories *	105	49,993
Incyte *	81	5,271
Insulet *	105	20,407
Intuitive Surgical *	470	208,967
IQVIA Holdings *	236	58,110
Johnson & Johnson	3,133	494,544
Labcorp Holdings	103	22,190
McKesson	170	104,893
Medtronic PLC (A)	1,734	139,275
Merck	3,374	381,701
Mettler-Toledo International *	28	42,589

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	433	$51,622
Molina Healthcare *	74	25,254
Pfizer	7,434	227,034
Quest Diagnostics	133	18,926
Regeneron Pharmaceuticals *	138	148,928
ResMed	205	43,716
Revvity	150	18,842
Solventum *	193	11,364
STERIS PLC (A)	135	32,233
Stryker	447	146,370
Teleflex	75	16,569
Thermo Fisher Scientific	504	309,123
UnitedHealth Group	1,220	702,915
Universal Health Services, Cl B	91	19,452
Vertex Pharmaceuticals *	340	168,545
Viatris	1,656	19,971
Waters *	75	25,221
West Pharmaceutical Services	93	28,474
Zimmer Biomet Holdings	302	33,628
Zoetis, Cl A	593	106,764
		7,289,125
Industrials — 8.5%
3M	720	91,836
A O Smith	142	12,076
Allegion PLC (A)	106	14,502
American Airlines Group *(A)	1,004	10,683
AMETEK (A)	299	51,871
Automatic Data Processing (A)	537	141,027
Axon Enterprise *(A)	91	27,301
Boeing *(A)	775	147,715
Broadridge Financial Solutions (A)	169	36,166
Builders FirstSource *(A)	150	25,105
Carrier Global (A)	1,126	76,692
Caterpillar (A)	646	223,645
CH Robinson Worldwide (A)	120	10,686
Cintas (A)	111	84,797
Copart *(A)	1,198	62,691
CSX (A)	2,553	89,610

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins (A)	190	$55,442
Dayforce *(A)	234	13,872
Deere (A)	344	127,961
Delta Air Lines (A)	843	36,266
Dover (A)	176	32,430
Eaton PLC (A)	526	160,320
Emerson Electric (A)	774	90,643
Equifax (A)	174	48,610
Expeditors International of Washington (A)	181	22,592
Fastenal (A)	738	52,213
FedEx (A)	308	93,093
Fortive (A)	449	32,261
GE Vernova *(A)	369	65,771
Generac Holdings *(A)	84	13,077
General Dynamics (A)	299	89,314
General Electric (A)	1,442	245,428
Honeywell International (A)	859	175,880
Howmet Aerospace (A)	510	48,807
Hubbell, Cl B (A)	68	26,904
Huntington Ingalls Industries	63	17,639
IDEX	97	20,223
Illinois Tool Works	372	91,988
Ingersoll Rand	537	53,915
Jacobs Solutions	170	24,879
JB Hunt Transport Services (A)	98	16,969
Johnson Controls International (A)	906	64,815
L3Harris Technologies	246	55,815
Leidos Holdings	199	28,736
Lockheed Martin	282	152,821
Masco	299	23,277
Nordson	86	21,528
Norfolk Southern	298	74,369
Northrop Grumman	181	87,662
Old Dominion Freight Line	220	46,240
Otis Worldwide	539	50,935
PACCAR	721	71,134
Parker-Hannifin	171	95,958
Paychex	414	53,000
Paycom Software	78	13,010

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC (A)	249	$21,880
Quanta Services	204	54,138
Republic Services, Cl A	265	51,495
Rockwell Automation	141	39,290
Rollins	395	18,924
RTX	1,739	204,315
Snap-On	66	18,944
Southwest Airlines	786	21,175
Stanley Black & Decker	225	23,765
Textron	261	24,247
Trane Technologies PLC (A)	294	98,278
TransDigm Group	74	95,772
Uber Technologies *	2,755	177,615
Union Pacific	803	198,124
United Airlines Holdings *	469	21,302
United Parcel Service, Cl B	987	128,675
United Rentals	87	65,868
Veralto	321	34,206
Verisk Analytics, Cl A	184	48,162
Waste Management	479	97,074
Westinghouse Air Brake Technologies	218	35,131
WW Grainger (A)	57	55,678
Xylem	338	45,123
		5,181,381
Information Technology — 30.9%
Adobe *(A)	599	330,438
Advanced Micro Devices *(A)	2,143	309,621
Akamai Technologies *(A)	212	20,835
Amphenol, Cl A (A)	1,630	104,744
Analog Devices (A)	653	151,091
ANSYS *(A)	120	37,636
Apple (A)	19,056	4,231,957
Applied Materials (A)	1,096	232,571
Arista Networks *(A)	335	116,094
Autodesk *(A)	279	69,058
Broadcom (A)	5,780	928,730
Cadence Design Systems *(A)	356	95,287
CDW (A)	177	38,606

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems (A)	5,360	$259,692
Cognizant Technology Solutions, Cl A (A)	640	48,435
Corning (A)	998	39,930
Crowdstrike Holdings, Cl A *(A)	301	69,820
Enphase Energy *(A)	177	20,375
EPAM Systems *(A)	36	7,745
F5 *(A)	96	19,549
Fair Isaac *(A)	32	51,200
First Solar *(A)	144	31,103
Fortinet *(A)	894	51,888
Gartner *(A)	97	48,615
Gen Digital	672	17,465
GoDaddy, Cl A *(A)	176	25,599
Hewlett Packard Enterprise (A)	1,873	37,291
HP (A)	1,105	39,880
Intel	5,607	172,359
International Business Machines	1,207	231,913
Intuit	367	237,578
Jabil	153	17,239
Juniper Networks	505	19,034
Keysight Technologies *	230	32,101
KLA	177	145,683
Lam Research	172	158,453
Microchip Technology	742	65,875
Micron Technology	1,462	160,557
Microsoft	9,826	4,110,707
Monolithic Power Systems	64	55,238
Motorola Solutions	228	90,954
NetApp	264	33,523
NVIDIA	32,513	3,804,671
ON Semiconductor *	611	47,811
Oracle	2,102	293,124
Palo Alto Networks *	428	138,984
PTC *	163	28,990
Qorvo *	114	13,657
QUALCOMM	1,477	267,263
Roper Technologies	139	75,720
Salesforce	1,283	332,040
Seagate Technology Holdings (A)	253	25,849

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	260	$211,741
Skyworks Solutions	199	22,610
Super Micro Computer *	69	48,414
Synopsys *	198	110,547
TE Connectivity (A)	425	65,590
Teledyne Technologies *	60	25,312
Teradyne	199	26,101
Texas Instruments	1,202	244,980
Trimble *	313	17,071
Tyler Technologies *	54	30,678
VeriSign *	124	23,189
Western Digital *	409	27,423
Zebra Technologies, Cl A *	64	22,476
		18,870,710
Materials — 2.3%
Air Products & Chemicals (A)	296	78,100
Albemarle (A)	179	16,767
Amcor PLC (A)	2,086	21,966
Avery Dennison (A)	104	22,550
Ball (A)	388	24,766
Celanese, Cl A (A)	126	17,785
CF Industries Holdings (A)	285	21,771
Corteva (A)	943	52,902
Dow (A)	938	51,093
DuPont de Nemours (A)	566	47,374
Eastman Chemical (A)	125	12,916
Ecolab (A)	337	77,743
FMC (A)	199	11,614
Freeport-McMoRan (A)	1,908	86,642
International Flavors & Fragrances	313	31,137
International Paper	451	20,962
Linde PLC (A)	636	288,426
LyondellBasell Industries, Cl A (A)	332	33,021
Martin Marietta Materials	80	47,468
Mosaic	461	13,724
Newmont	1,496	73,409
Nucor	318	51,815
Packaging Corp of America	120	23,984

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	305	$38,729
Sherwin-Williams	317	111,204
Smurfit WestRock (A)	505	22,644
Steel Dynamics	192	25,578
Vulcan Materials	183	50,235
		1,376,325
Real Estate — 2.3%
Alexandria Real Estate Equities ‡(A)	226	26,508
American Tower ‡(A)	606	133,562
AvalonBay Communities ‡(A)	184	37,705
BXP ‡(A)	200	14,262
Camden Property Trust ‡(A)	142	15,726
CBRE Group, Cl A *(A)	408	45,986
CoStar Group *(A)	542	42,287
Crown Castle ‡(A)	585	64,397
Digital Realty Trust ‡(A)	422	63,085
Equinix ‡(A)	123	97,199
Equity Residential ‡(A)	437	30,428
Essex Property Trust ‡(A)	81	22,547
Extra Space Storage ‡(A)	284	45,332
Federal Realty Investment Trust ‡(A)	85	9,490
Healthpeak Properties ‡(A)	774	16,889
Host Hotels & Resorts ‡(A)	828	14,498
Invitation Homes ‡	795	28,040
Iron Mountain ‡	368	37,742
Kimco Realty ‡	942	20,470
Mid-America Apartment Communities ‡	144	20,127
ProLogis ‡	1,217	153,403
Public Storage ‡	205	60,664
Realty Income ‡	1,128	64,781
Regency Centers ‡	201	13,535
SBA Communications, Cl A ‡	135	29,638
Simon Property Group ‡	447	68,588
UDR ‡	473	18,953
Ventas ‡	595	32,392
VICI Properties, Cl A ‡	1,411	44,108
Welltower ‡	780	86,775

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	1,067	$33,888
		1,393,005
Utilities — 2.4%
AES (A)	863	15,353
Alliant Energy (A)	397	22,097
Ameren (A)	396	31,391
American Electric Power (A)	682	66,918
American Water Works (A)	248	35,305
Atmos Energy (A)	220	28,134
CenterPoint Energy (A)	832	23,088
CMS Energy (A)	372	24,106
Consolidated Edison (A)	490	47,785
Constellation Energy (A)	412	78,198
Dominion Energy (A)	1,118	59,768
DTE Energy (A)	263	31,699
Duke Energy (A)	1,011	110,472
Edison International (A)	484	38,725
Entergy (A)	284	32,935
Evergy (A)	309	17,922
Eversource Energy (A)	439	28,495
Exelon (A)	1,330	49,476
FirstEnergy (A)	633	26,529
NextEra Energy	2,709	206,941
NiSource	598	18,687
NRG Energy	259	19,469
PG&E	2,896	52,852
Pinnacle West Capital	130	11,127
PPL	1,082	32,157
Public Service Enterprise Group	643	51,292
Sempra	822	65,809
Southern	1,416	118,264
Vistra	464	36,758
WEC Energy Group	446	38,383

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	742	$43,244
		1,463,379
TOTAL UNITED STATES		61,008,375
TOTAL COMMON STOCK (Cost $51,036,721)		61,373,978
TOTAL INVESTMENTS — 100.5% (Cost $51,036,721)		$61,373,978

WRITTEN OPTIONS— (0.6)% (Premiums Received $(474,202))		$(381,920)

Percentages are based on Net Assets of $61,069,179.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
S&P 500 Index	(56)	$(30,501,408)	$5,530	08/16/24	$(381,920)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $31,175,793.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$61,373,978	$—	$—	$61,373,978
Total Investments in Securities	$61,373,978	$—	$—	$61,373,978

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(381,920)	$—	$—	$(381,920)
Total Other Financial Instruments	$(381,920)	$—	$—	$(381,920)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 100.4%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	55	$91,790

CHINA — 1.0%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	704	90,739

Information Technology — 0.4%
NXP Semiconductors	269	70,790

TOTAL CHINA		161,529
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	96	89,923

UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	480	35,409

Health Care — 0.3%
AstraZeneca ADR	612	48,440

Information Technology — 0.1%
ARM Holdings ADR *	122	17,589

TOTAL UNITED KINGDOM		101,438
UNITED STATES — 97.5%
Communication Services — 15.3%
Alphabet, Cl A	2,401	411,868
Alphabet, Cl C	2,296	397,552
Charter Communications, Cl A *	152	57,717
Comcast, Cl A	4,133	170,569
Electronic Arts	279	42,112
Meta Platforms, Cl A	1,425	676,633
Netflix *	454	285,271
Take-Two Interactive Software *	179	26,945
T-Mobile US	1,237	225,480

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	467	$41,974
Warner Bros Discovery *	2,552	22,075
		2,358,196
Consumer Discretionary — 11.7%
Airbnb, Cl A *	464	64,756
Amazon.com *	4,254	795,413
Booking Holdings	35	130,025
DoorDash, Cl A *	399	44,177
Lululemon Athletica *	126	32,591
Marriott International, Cl A	301	68,417
O’Reilly Automotive *	63	70,960
Ross Stores	353	50,560
Starbucks	1,192	92,917
Tesla *	1,973	457,874
		1,807,690
Consumer Staples — 5.9%
Costco Wholesale	467	383,874
Dollar Tree *	229	23,894
Keurig Dr Pepper	1,424	48,815
Kraft Heinz	1,274	44,858
Mondelez International, Cl A	1,410	96,373
Monster Beverage *	1,094	56,286
PepsiCo	1,452	250,717
		904,817
Energy — 0.5%
Baker Hughes, Cl A	1,044	40,424
Diamondback Energy	187	37,832
		78,256
Financials — 0.5%
PayPal Holdings *	1,099	72,292

Health Care — 6.0%
Amgen	565	187,846
Biogen *	154	32,833
Dexcom *	419	28,417

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	478	$40,453
Gilead Sciences	1,310	99,639
IDEXX Laboratories *	87	41,422
Illumina *	166	20,352
Intuitive Surgical *	373	165,839
Moderna *	401	47,807
Regeneron Pharmaceuticals *	113	121,948
Vertex Pharmaceuticals *	272	134,836
		921,392
Industrials — 4.5%
Automatic Data Processing	432	113,452
Cintas	106	80,978
Copart *	1,011	52,906
CSX	2,054	72,095
Fastenal	602	42,591
Honeywell International	687	140,663
Old Dominion Freight Line	226	47,501
PACCAR	551	54,362
Paychex	377	48,263
Verisk Analytics, Cl A	151	39,524
		692,335
Information Technology — 50.2%
Adobe *	472	260,379
Advanced Micro Devices *	1,705	246,338
Analog Devices	523	121,012
ANSYS *	91	28,540
Apple	6,268	1,391,998
Applied Materials	875	185,675
Atlassian, Cl A *	167	29,487
Autodesk *	225	55,692
Broadcom	4,893	786,207
Cadence Design Systems *	286	76,551
CDW	142	30,972
Cisco Systems	4,254	206,106
Cognizant Technology Solutions, Cl A	522	39,505
Crowdstrike Holdings, Cl A *	244	56,598
Datadog, Cl A *	325	37,843

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	802	$46,548
GLOBALFOUNDRIES *	576	29,382
Intel	4,495	138,176
Intuit	294	190,321
KLA	143	117,699
Lam Research	137	126,210
Marvell Technology	910	60,952
Microchip Technology	563	49,983
Micron Technology	1,167	128,160
Microsoft	3,038	1,270,947
MongoDB, Cl A *	77	19,432
NVIDIA	10,055	1,176,636
ON Semiconductor *	451	35,291
Palo Alto Networks *	342	111,058
QUALCOMM	1,179	213,340
Roper Technologies	112	61,012
Super Micro Computer *	62	43,502
Synopsys *	162	90,448
Texas Instruments	961	195,861
Workday, Cl A *	221	50,194
Zscaler *	158	28,337
		7,736,392
Materials — 1.5%
Linde PLC	508	230,378

Real Estate — 0.2%
CoStar Group *	429	33,470

Utilities — 1.2%
American Electric Power	553	54,260
Constellation Energy	333	63,204
Exelon	1,047	38,948
Xcel Energy	581	33,861
		190,273
TOTAL UNITED STATES		15,025,491
TOTAL COMMON STOCK (Cost $11,858,611)		15,470,171

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.7% (Cost $118,130)	$102,326
TOTAL INVESTMENTS — 101.1% (Cost $11,976,741)	$15,572,497

WRITTEN OPTIONS— (1.2)% (Premiums Received $(333,640))	$(187,019)

Percentages are based on Net Assets of $15,408,992.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
Nasdaq-100	7	$13,223,273	$18,675	08/16/24	$88,900
Nasdaq-100 Micro Index	98	1,851,220	187	08/16/24	13,426

Total Purchased Options		$15,074,493			$102,326

WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(7)	$(13,223,273)	$19,650	08/16/24	$(161,000)
Nasdaq-100 Micro Index	(98)	(1,851,220)	196	08/16/24	(26,019)

Total Written Options		$(15,074,493)			$(187,019)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $15,470,171.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,470,171	$—	$—	$15,470,171
Purchased Options	102,326	—	—	102,326
Total Investments in Securities	$15,572,497	$—	$—	$15,572,497

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(187,019)	$—	$—	$(187,019)
Total Other Financial Instruments	$(187,019)	$—	$—	$(187,019)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 100.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	199	$52,369

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	497	164,318

UNITED STATES — 100.3%
Communication Services — 8.9%
Alphabet, Cl A	4,608	790,456
Alphabet, Cl C	3,833	663,684
AT&T	5,632	108,416
Charter Communications, Cl A *	75	28,479
Comcast, Cl A	3,079	127,070
Electronic Arts	196	29,584
Fox, Cl A	176	6,695
Fox, Cl B	99	3,508
Interpublic Group	291	9,362
Live Nation Entertainment *	118	11,351
Match Group *	202	7,704
Meta Platforms, Cl A	1,719	816,233
Netflix *	341	214,267
News, Cl A	299	8,247
News, Cl B	80	2,279
Omnicom Group	159	15,588
Paramount Global, Cl B	369	4,214
Take-Two Interactive Software *	121	18,214
T-Mobile US	403	73,459
Verizon Communications	3,314	134,283
Walt Disney	1,435	134,445
Warner Bros Discovery *	1,724	14,913
		3,222,451
Consumer Discretionary — 10.1%
Airbnb, Cl A *	354	49,404
Amazon.com *	7,183	1,343,077
Aptiv PLC *	201	13,947
AutoZone *	13	40,738

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bath & Body Works	178	$6,542
Best Buy	153	13,238
Booking Holdings	26	96,590
BorgWarner	173	6,109
Caesars Entertainment *	164	6,552
CarMax *	126	10,639
Carnival *	735	12,245
Chipotle Mexican Grill, Cl A *	1,074	58,340
Darden Restaurants	102	14,922
Deckers Outdoor *	18	16,607
Domino’s Pizza	24	10,289
DR Horton	230	41,384
eBay	393	21,855
Etsy *	73	4,755
Expedia Group *	112	14,299
Ford Motor	3,062	33,131
Garmin	125	21,406
General Motors	885	39,223
Genuine Parts	105	15,447
Hasbro	101	6,510
Hilton Worldwide Holdings	193	41,431
Home Depot	777	286,060
Las Vegas Sands	265	10,513
Lennar, Cl A	187	33,086
LKQ	204	8,466
Lowe’s	448	109,988
Lululemon Athletica *	90	23,279
Marriott International, Cl A	186	42,278
McDonald’s	568	150,747
MGM Resorts International *	192	8,250
Mohawk Industries *	41	6,604
NIKE, Cl B	951	71,192
Norwegian Cruise Line Holdings *	327	6,027
NVR *	2	17,215
O’Reilly Automotive *	45	50,685
Pool	27	10,099
PulteGroup	171	22,572
Ralph Lauren, Cl A	31	5,443
Ross Stores	270	38,672

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Royal Caribbean Cruises *	190	$29,777
Starbucks	887	69,142
Tapestry	175	7,016
Tesla *	2,175	504,752
TJX	891	100,701
Tractor Supply	87	22,909
Ulta Beauty *	35	12,771
Wynn Resorts	76	6,294
Yum! Brands	226	30,020
		3,623,238
Consumer Staples — 5.9%
Altria Group	1,340	65,673
Archer-Daniels-Midland	375	23,254
Brown-Forman, Cl B	137	6,187
Bunge Global	118	12,417
Campbell Soup	151	7,076
Church & Dwight	198	19,406
Clorox	93	12,269
Coca-Cola	3,040	202,890
Colgate-Palmolive	640	63,482
Conagra Brands	368	11,158
Constellation Brands, Cl A	132	32,361
Costco Wholesale	348	286,056
Dollar General	181	21,791
Dollar Tree *	176	18,364
Estee Lauder, Cl A	188	18,727
General Mills	431	28,937
Hershey	113	22,315
Hormel Foods	220	7,064
J M Smucker	86	10,144
Kellanova	203	11,804
Kenvue	1,471	27,199
Keurig Dr Pepper	811	27,801
Kimberly-Clark	270	36,463
Kraft Heinz	612	21,549
Kroger	535	29,157
Lamb Weston Holdings	120	7,202
McCormick	195	15,017

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	140	$7,399
Mondelez International, Cl A	1,047	71,562
Monster Beverage *	542	27,886
PepsiCo	1,086	187,520
Philip Morris International	1,222	140,726
Procter & Gamble	1,852	297,728
Sysco	388	29,740
Target	375	56,404
Tyson Foods, Cl A	220	13,398
Walgreens Boots Alliance	543	6,445
Walmart	3,347	229,738
		2,114,309
Energy — 3.7%
APA	278	8,671
Baker Hughes, Cl A	760	29,427
Chevron	1,354	217,276
ConocoPhillips	920	102,304
Coterra Energy	551	14,216
Devon Energy	493	23,186
Diamondback Energy	146	29,537
EOG Resources	446	56,553
EQT	375	12,941
Exxon Mobil	3,517	417,081
Halliburton	690	23,929
Hess	222	34,059
Kinder Morgan	1,479	31,251
Marathon Oil	408	11,445
Marathon Petroleum	272	48,150
Occidental Petroleum	520	31,627
ONEOK	449	37,415
Phillips 66	332	48,299
Schlumberger	1,118	53,988
Targa Resources	179	24,215
Valero Energy	251	40,592
Williams	952	40,879
		1,337,041

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.1%
Aflac	403	$38,438
Allstate	212	36,277
American Express	445	112,603
American International Group	514	40,724
Ameriprise Financial	76	32,685
Aon PLC, Cl A	163	53,547
Arch Capital Group *	302	28,926
Arthur J Gallagher	176	49,894
Assurant	35	6,120
Bank of America	5,334	215,014
Bank of New York Mellon	583	37,936
Berkshire Hathaway, Cl B *	1,418	621,793
BlackRock, Cl A	111	97,291
Blackstone	559	79,462
Brown & Brown	177	17,599
Capital One Financial	311	47,085
Cboe Global Markets	86	15,782
Charles Schwab	1,170	76,272
Chubb	320	88,211
Cincinnati Financial	127	16,589
Citigroup	1,497	97,125
Citizens Financial Group	371	15,831
CME Group, Cl A	280	54,239
Corpay *	51	14,883
Discover Financial Services	201	28,942
Everest Group	32	12,572
FactSet Research Systems	28	11,567
Fidelity National Information Services	426	32,730
Fifth Third Bancorp	532	22,525
Fiserv *	456	74,588
Franklin Resources	225	5,146
Global Payments	209	21,243
Globe Life	58	5,379
Goldman Sachs Group	252	128,276
Hartford Financial Services Group	239	26,510
Huntington Bancshares	1,123	16,789
Intercontinental Exchange	447	67,747
Invesco	341	5,886
Jack Henry & Associates	52	8,917

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	2,253	$479,438
KeyCorp	727	11,727
KKR	520	64,194
Loews	131	10,473
M&T Bank	131	22,554
MarketAxess Holdings	29	6,482
Marsh & McLennan	386	85,912
Mastercard, Cl A	642	297,702
MetLife	464	35,658
Moody’s	124	56,604
Morgan Stanley	982	101,352
MSCI, Cl A	60	32,446
Nasdaq	297	20,101
Northern Trust	164	14,539
PayPal Holdings *	812	53,413
PNC Financial Services Group	313	56,684
Principal Financial Group	175	14,264
Progressive	458	98,067
Prudential Financial	274	34,338
Raymond James Financial	152	17,632
Regions Financial	672	15,033
S&P Global	250	121,182
State Street	223	18,948
Synchrony Financial	326	16,558
T Rowe Price Group	180	20,558
Travelers	185	40,041
Truist Financial	1,031	46,075
US Bancorp	1,218	54,664
Visa, Cl A	1,233	327,571
W R Berkley	220	12,129
Wells Fargo	2,748	163,066
Willis Towers Watson PLC	75	21,171
		4,733,719
Health Care — 12.0%
Abbott Laboratories	1,370	145,138
AbbVie	1,395	258,521
Agilent Technologies	236	33,370
Align Technology *	53	12,290

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	422	$140,302
Baxter International	394	14,113
Becton Dickinson	224	53,997
Biogen *	119	25,371
Bio-Rad Laboratories, Cl A *	16	5,414
Bio-Techne	126	10,280
Boston Scientific *	1,153	85,184
Bristol-Myers Squibb	1,582	75,240
Cardinal Health	197	19,864
Catalent *	139	8,248
Cencora	135	32,114
Centene *	415	31,922
Charles River Laboratories International *	34	8,299
Cigna Group	222	77,405
Cooper	147	13,720
CVS Health	981	59,184
Danaher	520	144,082
DaVita *	43	5,875
Dexcom *	314	21,295
Edwards Lifesciences *	469	29,570
Elevance Health	183	97,361
Eli Lilly	625	502,669
GE HealthCare Technologies	325	27,505
Gilead Sciences	974	74,082
HCA Healthcare	152	55,184
Henry Schein *	104	7,482
Hologic *	184	15,016
Humana	92	33,268
IDEXX Laboratories *	61	29,043
Incyte *	123	8,004
Insulet *	54	10,495
Intuitive Surgical *	277	123,157
IQVIA Holdings *	149	36,688
Johnson & Johnson	1,888	298,021
Labcorp Holdings	65	14,004
McKesson	103	63,553
Medtronic PLC	1,039	83,452
Merck	1,984	224,450
Mettler-Toledo International *	16	24,336

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	273	$32,547
Molina Healthcare *	43	14,675
Pfizer	4,439	135,567
Quest Diagnostics	85	12,095
Regeneron Pharmaceuticals *	83	89,573
ResMed	113	24,097
Revvity	100	12,561
Solventum *	117	6,889
STERIS PLC	75	17,907
Stryker	264	86,447
Teleflex	32	7,069
Thermo Fisher Scientific	303	185,842
UnitedHealth Group	723	416,564
Universal Health Services, Cl B	46	9,833
Vertex Pharmaceuticals *	202	100,135
Viatris	917	11,059
Waters *	46	15,469
West Pharmaceutical Services	52	15,921
Zimmer Biomet Holdings	168	18,707
Zoetis, Cl A	357	64,274
		4,315,799
Industrials — 8.5%
3M	428	54,591
A O Smith	95	8,079
Allegion PLC	57	7,798
American Airlines Group *	496	5,277
AMETEK	178	30,879
Automatic Data Processing	322	84,564
Axon Enterprise *	51	15,301
Boeing *	450	85,770
Broadridge Financial Solutions	87	18,618
Builders FirstSource *	98	16,402
Carrier Global	646	43,999
Caterpillar	385	133,287
CH Robinson Worldwide	88	7,836
Cintas	64	48,892
Copart *	684	35,794
CSX	1,528	53,633

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	113	$32,973
Dayforce *	121	7,173
Deere	202	75,140
Delta Air Lines	518	22,284
Dover	115	21,190
Eaton PLC	315	96,009
Emerson Electric	461	53,988
Equifax	102	28,496
Expeditors International of Washington	122	15,228
Fastenal	445	31,484
FedEx	177	53,498
Fortive	263	18,897
GE Vernova *	221	39,391
Generac Holdings *	43	6,694
General Dynamics	184	54,963
General Electric	861	146,542
Honeywell International	513	105,037
Howmet Aerospace	317	30,337
Hubbell, Cl B	40	15,826
Huntington Ingalls Industries	27	7,559
IDEX	59	12,300
Illinois Tool Works	212	52,423
Ingersoll Rand	310	31,124
Jacobs Solutions	103	15,074
JB Hunt Transport Services	60	10,389
Johnson Controls International	527	37,702
L3Harris Technologies	147	33,353
Leidos Holdings	102	14,729
Lockheed Martin	168	91,043
Masco	170	13,235
Nordson	36	9,012
Norfolk Southern	183	45,669
Northrop Grumman	110	53,275
Old Dominion Freight Line	136	28,584
Otis Worldwide	311	29,390
PACCAR	405	39,957
Parker-Hannifin	102	57,238
Paychex	262	33,541
Paycom Software	38	6,338

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC	120	$10,544
Quanta Services	120	31,846
Republic Services, Cl A	160	31,091
Rockwell Automation	89	24,800
Rollins	223	10,684
RTX	1,044	122,660
Snap-On	36	10,333
Southwest Airlines	460	12,392
Stanley Black & Decker	123	12,991
Textron	140	13,006
Trane Technologies PLC	177	59,168
TransDigm Group	43	55,651
Uber Technologies *	1,638	105,602
Union Pacific	478	117,937
United Airlines Holdings *	259	11,764
United Parcel Service, Cl B	571	74,441
United Rentals	51	38,612
Veralto	176	18,755
Verisk Analytics, Cl A	119	31,148
Waste Management	283	57,353
Westinghouse Air Brake Technologies	146	23,528
WW Grainger	33	32,235
Xylem	194	25,899
		3,060,245
Information Technology — 31.1%
Adobe *	354	195,284
Advanced Micro Devices *	1,278	184,645
Akamai Technologies *	122	11,990
Amphenol, Cl A	940	60,404
Analog Devices	389	90,007
ANSYS *	64	20,072
Apple	11,309	2,511,503
Applied Materials	653	138,567
Arista Networks *	204	70,696
Autodesk *	174	43,068
Broadcom	3,417	549,044
Cadence Design Systems *	212	56,744
CDW	110	23,992

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	3,174	$153,780
Cognizant Technology Solutions, Cl A	387	29,288
Corning	616	24,646
Crowdstrike Holdings, Cl A *	180	41,753
Enphase Energy *	122	14,043
EPAM Systems *	45	9,681
F5 *	41	8,349
Fair Isaac *	18	28,800
First Solar *	87	18,791
Fortinet *	496	28,788
Gartner *	56	28,067
Gen Digital	392	10,188
GoDaddy, Cl A *	106	15,418
Hewlett Packard Enterprise	1,008	20,069
HP	673	24,289
Intel	3,343	102,764
International Business Machines	724	139,109
Intuit	220	142,417
Jabil	84	9,464
Juniper Networks	248	9,347
Keysight Technologies *	142	19,819
KLA	107	88,068
Lam Research	105	96,730
Microchip Technology	416	36,932
Micron Technology	873	95,873
Microsoft	5,830	2,438,980
Monolithic Power Systems	34	29,345
Motorola Solutions	136	54,253
NetApp	167	21,206
NVIDIA	19,301	2,258,603
ON Semiconductor *	336	26,292
Oracle	1,260	175,707
Palo Alto Networks *	252	81,832
PTC *	102	18,141
Qorvo *	73	8,745
QUALCOMM	884	159,960
Roper Technologies	81	44,125
Salesforce	767	198,500
Seagate Technology Holdings	145	14,815

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	162	$131,931
Skyworks Solutions	129	14,657
Super Micro Computer *	39	27,364
Synopsys *	121	67,557
TE Connectivity	235	36,268
Teledyne Technologies *	35	14,765
Teradyne	124	16,264
Texas Instruments	718	146,336
Trimble *	188	10,254
Tyler Technologies *	31	17,611
VeriSign *	69	12,904
Western Digital *	258	17,299
Zebra Technologies, Cl A *	36	12,643
		11,208,846
Materials — 2.3%
Air Products & Chemicals	181	47,757
Albemarle	88	8,243
Amcor PLC	1,113	11,720
Avery Dennison	64	13,877
Ball	239	15,255
Celanese, Cl A	81	11,433
CF Industries Holdings	132	10,084
Corteva	534	29,957
Dow	568	30,939
DuPont de Nemours	320	26,784
Eastman Chemical	89	9,196
Ecolab	197	45,446
FMC	96	5,603
Freeport-McMoRan	1,123	50,995
International Flavors & Fragrances	204	20,294
International Paper	251	11,667
Linde PLC	379	171,877
LyondellBasell Industries, Cl A	205	20,389
Martin Marietta Materials	46	27,294
Mosaic	244	7,264
Newmont	901	44,212
Nucor	184	29,981
Packaging Corp of America	65	12,992

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	190	$24,126
Sherwin-Williams	183	64,196
Smurfit WestRock	402	18,026
Steel Dynamics	129	17,185
Vulcan Materials	110	30,196
		816,988
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	128	15,013
American Tower ‡	366	80,666
AvalonBay Communities ‡	112	22,951
BXP ‡	112	7,987
Camden Property Trust ‡	87	9,635
CBRE Group, Cl A *	235	26,487
CoStar Group *	311	24,264
Crown Castle ‡	340	37,427
Digital Realty Trust ‡	260	38,867
Equinix ‡	73	57,688
Equity Residential ‡	274	19,079
Essex Property Trust ‡	50	13,918
Extra Space Storage ‡	171	27,295
Federal Realty Investment Trust ‡	50	5,583
Healthpeak Properties ‡	543	11,848
Host Hotels & Resorts ‡	542	9,490
Invitation Homes ‡	457	16,118
Iron Mountain ‡	233	23,897
Kimco Realty ‡	515	11,191
Mid-America Apartment Communities ‡	90	12,579
ProLogis ‡	726	91,512
Public Storage ‡	130	38,470
Realty Income ‡	676	38,823
Regency Centers ‡	127	8,552
SBA Communications, Cl A ‡	88	19,320
Simon Property Group ‡	253	38,820
UDR ‡	232	9,296
Ventas ‡	323	17,584
VICI Properties, Cl A ‡	810	25,321
Welltower ‡	467	51,954

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	584	$18,548
		830,183
Utilities — 2.4%
AES	546	9,713
Alliant Energy	197	10,965
Ameren	206	16,330
American Electric Power	406	39,837
American Water Works	157	22,350
Atmos Energy	122	15,601
CenterPoint Energy	475	13,181
CMS Energy	230	14,904
Consolidated Edison	276	26,916
Constellation Energy	244	46,311
Dominion Energy	652	34,856
DTE Energy	166	20,008
Duke Energy	603	65,890
Edison International	311	24,883
Entergy	170	19,715
Evergy	177	10,266
Eversource Energy	271	17,591
Exelon	778	28,942
FirstEnergy	401	16,806
NextEra Energy	1,615	123,370
NiSource	345	10,781
NRG Energy	153	11,501
PG&E	1,666	30,404
Pinnacle West Capital	85	7,275
PPL	589	17,505
Public Service Enterprise Group	402	32,068
Sempra	490	39,229
Southern	853	71,243
Vistra	246	19,488
WEC Energy Group	254	21,859
Xcel Energy	431	25,119
		864,907
TOTAL UNITED STATES		36,127,726
TOTAL COMMON STOCK (Cost $28,755,623)		36,344,413

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.2% (Cost $134,632)	$66,973
TOTAL INVESTMENTS — 101.1% (Cost $28,890,255)	$36,411,386

WRITTEN OPTIONS— (1.2)% (Premiums Received $(547,380))	$(447,469)

Percentages are based on Net Assets of $36,011,440.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	18	$980,406	$526	08/16/24	$6,813
S&P 500 Index	64	34,858,752	5,255	08/16/24	60,160

Total Purchased Options		$35,839,158			$66,973

WRITTEN OPTIONS — (1.2)%
Call Options
Mini-SPX Index	(18)	$(980,406)	$553	08/16/24	$(10,989)
S&P 500 Index	(64)	(34,858,752)	5,530	08/16/24	(436,480)

Total Written Options		$(35,839,158)			$(447,469)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $36,344,413.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,344,413	$—	$—	$36,344,413
Purchased Options	66,973	—	—	66,973
Total Investments in Securities	$36,411,386	$—	$—	$36,411,386

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(447,469)	$—	$—	$(447,469)
Total Other Financial Instruments	$(447,469)	$—	$—	$(447,469)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.7%
UNITED STATES — 101.7%
Communication Services — 2.2%
Verizon Communications	14,050	$569,306
Walt Disney	14,050	1,316,345
		1,885,651
Consumer Discretionary — 14.7%
Amazon.com *	14,050	2,627,069
Home Depot	14,050	5,172,648
McDonald’s	14,050	3,728,870
NIKE, Cl B	14,050	1,051,783
		12,580,370
Consumer Staples — 4.8%
Coca-Cola	14,050	937,697
Procter & Gamble	14,050	2,258,678
Walmart	14,050	964,392
		4,160,767
Energy — 2.6%
Chevron	14,050	2,254,603

Financials — 23.8%
American Express	14,050	3,555,212
Goldman Sachs Group	14,050	7,151,871
JPMorgan Chase	14,050	2,989,840
Travelers	14,050	3,040,982
Visa, Cl A	14,050	3,732,664
		20,470,569
Health Care — 19.3%
Amgen	14,050	4,671,203
Johnson & Johnson	14,050	2,217,792
Merck	14,050	1,589,477
UnitedHealth Group	14,050	8,095,048
		16,573,520
Industrials — 14.2%
3M	14,050	1,792,077
Boeing *	14,050	2,677,930

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	14,050	$4,864,110
Honeywell International	14,050	2,876,738
		12,210,855
Information Technology — 19.2%
Apple	14,050	3,120,224
Cisco Systems	14,050	680,722
Intel	14,050	431,897
International Business Machines	14,050	2,699,567
Microsoft	14,050	5,877,818
Salesforce	14,050	3,636,140
		16,446,368
Materials — 0.9%
Dow	14,050	765,304

TOTAL UNITED STATES		87,348,007
TOTAL COMMON STOCK (Cost $69,490,774)		87,348,007
TOTAL INVESTMENTS — 101.7% (Cost $69,490,774)		$87,348,007

WRITTEN OPTIONS— (1.8)% (Premiums Received $(1,136,488))		$(1,576,775)

Percentages are based on Net Assets of $85,867,082.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.8)%
Call Options
Dow Jones Industrial Average	(2,138)	$(86,264,024)	$405	08/16/24	$(1,576,775)

*	Non-income producing security.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Dow 30 ® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$87,348,007	$—	$—	$87,348,007
Total Investments in Securities	$87,348,007	$—	$—	$87,348,007

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,576,775)	$—	$—	$(1,576,775)
Total Other Financial Instruments	$(1,576,775)	$—	$—	$(1,576,775)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 102.0%
Global X Russell 2000 ETF (A)(B)(C)	91,010	$8,024,907
TOTAL EXCHANGE TRADED FUND (Cost $7,220,040)		8,024,907
TOTAL INVESTMENTS — 102.0% (Cost $7,220,040)		$8,024,907

WRITTEN OPTIONS— (2.1)% (Premiums Received $(101,496))		$(164,230)

Percentages are based on Net Assets of $7,866,974.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.1)%
Call Options
Cboe Mini-Russell 2000 Index	(7)	$(153,034)	$219	08/16/24	$(6,300)
Russell 2000 Index	(17)	(3,716,472)	2,190	08/16/24	(157,930)

Total Written Options		$(3,869,506)			$(164,230)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,505,799.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$8,024,907	$—	$—	$8,024,907
Total Investments in Securities	$8,024,907	$—	$—	$8,024,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(164,230)	$—	$—	$(164,230)
Total Other Financial Instruments	$(164,230)	$—	$—	$(164,230)

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Global X Russell 2000 ETF
$—	$7,727,826	$(550,314)	$804,867	$42,528	$8,024,907	$4,298	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 52.7%
Financial Select Sector SPDR Fund (A)(B)	32,255	$1,410,834
TOTAL EXCHANGE TRADED FUND (Cost $1,150,814)		1,410,834

COMMON STOCK — 47.8%
UNITED STATES — 47.8%
Financials — 47.8%
Aflac	111	10,587
Allstate	56	9,583
American Express	119	30,112
American International Group	142	11,251
Ameriprise Financial	21	9,031
Aon PLC, Cl A	45	14,783
Arch Capital Group *	80	7,662
Arthur J Gallagher	46	13,041
Assurant	12	2,098
Bank of America	1,439	58,006
Bank of New York Mellon	160	10,411
Berkshire Hathaway, Cl B *	383	167,945
BlackRock, Cl A	29	25,418
Blackstone	150	21,322
Brown & Brown	50	4,972
Capital One Financial	81	12,263
Cboe Global Markets	22	4,037
Charles Schwab	317	20,665
Chubb	85	23,431
Cincinnati Financial	33	4,310
Citigroup	405	26,276
Citizens Financial Group	96	4,096
CME Group, Cl A	77	14,916
Corpay *	14	4,085
Discover Financial Services	53	7,631
Everest Group	9	3,536
FactSet Research Systems	8	3,305
Fidelity National Information Services	119	9,143
Fifth Third Bancorp	146	6,182
Fiserv *	124	20,283
Franklin Resources	64	1,464
Global Payments	54	5,489
Globe Life	18	1,669

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Goldman Sachs Group	68	$34,614
Hartford Financial Services Group	64	7,099
Huntington Bancshares	309	4,620
Intercontinental Exchange	121	18,339
Invesco	102	1,761
Jack Henry & Associates	16	2,744
JPMorgan Chase	608	129,382
KeyCorp	207	3,339
KKR	141	17,406
Loews	38	3,038
M&T Bank	35	6,026
MarketAxess Holdings	7	1,565
Marsh & McLennan	104	23,147
Mastercard, Cl A	174	80,686
MetLife	128	9,837
Moody’s	33	15,064
Morgan Stanley	263	27,144
MSCI, Cl A	17	9,193
Nasdaq	81	5,482
Northern Trust	43	3,812
PayPal Holdings *	223	14,669
PNC Financial Services Group	84	15,212
Principal Financial Group	46	3,749
Progressive	124	26,551
Prudential Financial	77	9,650
Raymond James Financial	40	4,640
Regions Financial	194	4,340
S&P Global	67	32,477
State Street	65	5,523
Synchrony Financial	86	4,368
T Rowe Price Group	47	5,368
Travelers	49	10,606
Truist Financial	288	12,871
US Bancorp	334	14,990
Visa, Cl A	333	88,468
W R Berkley	60	3,308
Wells Fargo	739	43,852

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson PLC	22	$6,210

TOTAL UNITED STATES		1,280,153
TOTAL COMMON STOCK (Cost $1,014,264)		1,280,153
TOTAL INVESTMENTS — 100.5% (Cost $2,165,078)		$2,690,987

WRITTEN OPTIONS— (0.6)% (Premiums Received $(17,352))		$(15,400)

Percentages are based on Net Assets of $2,676,962.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
The Financial Select Sector SPDR® Fund	(308)	$(1,328,096)	$44	08/16/24	$(15,400)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,347,192.
(B)	For financial information on the Financial Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,410,834	$—	$—	$1,410,834
Common Stock	1,280,153	—	—	1,280,153
Total Investments in Securities	$2,690,987	$—	$—	$2,690,987

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(15,400)	$—	$—	$(15,400)
Total Other Financial Instruments	$(15,400)	$—	$—	$(15,400)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 53.6%
Health Care Select Sector SPDR Fund (A)(B)	10,165	$1,520,989
TOTAL EXCHANGE TRADED FUND (Cost $1,366,129)		1,520,989

COMMON STOCK — 47.3%
UNITED STATES — 47.3%
Health Care — 47.3%
Abbott Laboratories	425	45,025
AbbVie	431	79,873
Agilent Technologies	71	10,039
Align Technology *	17	3,942
Amgen	130	43,221
Baxter International	122	4,370
Becton Dickinson	70	16,874
Biogen *	35	7,462
Bio-Rad Laboratories, Cl A *	5	1,692
Bio-Techne	38	3,100
Boston Scientific *	355	26,227
Bristol-Myers Squibb	491	23,352
Cardinal Health	60	6,050
Catalent *	44	2,611
Cencora	40	9,515
Centene *	129	9,923
Charles River Laboratories International *	12	2,929
Cigna Group	69	24,058
Cooper	48	4,480
CVS Health	311	18,763
Danaher	161	44,610
DaVita *	11	1,503
Dexcom *	100	6,782
Edwards Lifesciences *	147	9,268
Elevance Health	57	30,326
Eli Lilly	195	156,833
GE HealthCare Technologies	105	8,886
Gilead Sciences	302	22,970
HCA Healthcare	48	17,426
Henry Schein *	32	2,302
Hologic *	59	4,815
Humana	30	10,848
IDEXX Laboratories *	20	9,522

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *	44	$2,863
Insulet *	17	3,304
Intuitive Surgical *	87	38,681
IQVIA Holdings *	44	10,834
Johnson & Johnson	587	92,658
Labcorp Holdings	21	4,524
McKesson	32	19,745
Medtronic PLC	328	26,345
Merck	618	69,914
Mettler-Toledo International *	5	7,605
Moderna *	84	10,015
Molina Healthcare *	14	4,778
Pfizer	1,388	42,390
Quest Diagnostics	27	3,842
Regeneron Pharmaceuticals *	26	28,059
ResMed	36	7,677
Revvity	30	3,768
Solventum *	33	1,943
STERIS PLC	24	5,730
Stryker	82	26,851
Teleflex	11	2,430
Thermo Fisher Scientific	93	57,041
UnitedHealth Group	225	129,636
Universal Health Services, Cl B	15	3,206
Vertex Pharmaceuticals *	63	31,230
Viatris	291	3,510
Waters *	14	4,708
West Pharmaceutical Services	18	5,511
Zimmer Biomet Holdings	51	5,679
Zoetis, Cl A	111	19,985

TOTAL UNITED STATES		1,344,059
TOTAL COMMON STOCK (Cost $1,210,983)		1,344,059
TOTAL INVESTMENTS — 100.9% (Cost $2,577,112)		$2,865,048

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (1.0)% (Premiums Received $(23,786))	$(27,360)

Percentages are based on Net Assets of $2,840,535.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
The Health Care Select Sector SPDR® Fund	(96)	$(1,451,136)	$148	08/16/24	$(27,360)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,436,448.
(B)	For financial information on the Health Care Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,520,989	$—	$—	$1,520,989
Common Stock	1,344,059	—	—	1,344,059
Total Investments in Securities	$2,865,048	$—	$—	$2,865,048

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(27,360)	$—	$—	$(27,360)
Total Other Financial Instruments	$(27,360)	$—	$—	$(27,360)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.3%
Technology Select Sector SPDR Fund (A)(B)	22,990	$5,030,212
TOTAL EXCHANGE TRADED FUND (Cost $4,337,888)		5,030,212

COMMON STOCK — 46.2%
CHINA — 0.3%
Information Technology — 0.3%
NXP Semiconductors	117	30,790

IRELAND — 1.0%
Information Technology — 1.0%
Accenture PLC, Cl A	281	92,904

UNITED STATES — 44.9%
Information Technology — 44.9%
Adobe *	204	112,537
Advanced Micro Devices *	728	105,181
Akamai Technologies *	61	5,995
Amphenol, Cl A	542	34,829
Analog Devices	221	51,135
ANSYS *	38	11,918
Apple	941	208,977
Applied Materials	379	80,424
Arista Networks *	116	40,200
Autodesk *	94	23,267
Broadcom	1,168	187,674
Cadence Design Systems *	121	32,387
CDW	60	13,087
Cisco Systems	1,831	88,712
Cognizant Technology Solutions, Cl A	223	16,877
Corning	350	14,004
Crowdstrike Holdings, Cl A *	101	23,428
Enphase Energy *	58	6,676
EPAM Systems *	27	5,809
F5 *	27	5,498
Fair Isaac *	10	16,000
First Solar *	52	11,231
Fortinet *	281	16,309
Gartner *	34	17,040

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gen Digital	231	$6,004
GoDaddy, Cl A *	63	9,163
Hewlett Packard Enterprise	589	11,727
HP	389	14,039
Intel	1,923	59,113
International Business Machines	416	79,930
Intuit	125	80,919
Jabil	56	6,310
Juniper Networks	140	5,277
Keysight Technologies *	82	11,445
KLA	61	50,207
Lam Research	59	54,353
Microchip Technology	243	21,574
Micron Technology	503	55,239
Microsoft	2,202	921,207
Monolithic Power Systems	24	20,714
Motorola Solutions	79	31,515
NetApp	92	11,682
NVIDIA	7,278	851,672
ON Semiconductor *	191	14,946
Oracle	721	100,543
Palo Alto Networks *	147	47,735
PTC *	55	9,782
Qorvo *	41	4,912
QUALCOMM	507	91,742
Roper Technologies	51	27,782
Salesforce	442	114,390
Seagate Technology Holdings	85	8,684
ServiceNow *	92	74,924
Skyworks Solutions	69	7,840
Super Micro Computer *	25	17,541
Synopsys *	67	37,407
TE Connectivity	140	21,606
Teledyne Technologies *	22	9,281
Teradyne	68	8,919
Texas Instruments	414	84,377
Trimble *	111	6,054
Tyler Technologies *	22	12,498
VeriSign *	38	7,106

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Western Digital *	142	$9,521
Zebra Technologies, Cl A *	26	9,131

TOTAL UNITED STATES		4,158,006
TOTAL COMMON STOCK (Cost $3,836,119)		4,281,700
TOTAL INVESTMENTS — 100.5% (Cost $8,174,007)		$9,311,912

WRITTEN OPTIONS— (0.6)% (Premiums Received $(109,128))		$(51,653)

Percentages are based on Net Assets of $9,269,512.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
The Technology Select Sector SPDR® Fund	(213)	$(4,486,632)	$225	08/16/24	$(51,653)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,660,440.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,030,212	$—	$—	$5,030,212
Common Stock	4,281,700	—	—	4,281,700
Total Investments in Securities	$9,311,912	$—	$—	$9,311,912

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(51,653)	$—	$—	$(51,653)
Total Other Financial Instruments	$(51,653)	$—	$—	$(51,653)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.1%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	8	$13,351

CHINA — 0.8%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	70	9,022

Information Technology — 0.5%
NXP Semiconductors	48	12,632

TOTAL CHINA		21,654
NETHERLANDS — 0.9%
Information Technology — 0.9%
ASML Holding	26	24,354

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	102	7,525

Health Care — 0.3%
AstraZeneca ADR	98	7,757

TOTAL UNITED KINGDOM		15,282
UNITED STATES — 98.3%
Communication Services — 11.5%
Alphabet, Cl A	339	58,152
Alphabet, Cl C	325	56,274
Charter Communications, Cl A *	22	8,354
Comcast, Cl A	673	27,774
Electronic Arts	66	9,962
Meta Platforms, Cl A	77	36,562
Netflix *	97	60,950
Take-Two Interactive Software *	41	6,172
T-Mobile US	167	30,441
Trade Desk, Cl A *	76	6,831

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	480	$4,152
		305,624
Consumer Discretionary — 8.7%
Airbnb, Cl A *	64	8,932
Amazon.com *	377	70,491
Booking Holdings	7	26,005
DoorDash, Cl A *	66	7,308
Lululemon Athletica *	28	7,242
Marriott International, Cl A	49	11,138
O’Reilly Automotive *	15	16,895
Ross Stores	71	10,169
Starbucks	174	13,563
Tesla *	265	61,499
		233,242
Consumer Staples — 4.5%
Costco Wholesale	56	46,032
Dollar Tree *	43	4,487
Keurig Dr Pepper	194	6,650
Kraft Heinz	69	2,429
Mondelez International, Cl A	216	14,764
Monster Beverage *	68	3,499
PepsiCo	238	41,095
		118,956
Financials — 0.5%
PayPal Holdings *	217	14,274

Health Care — 5.7%
Amgen	81	26,930
Biogen *	26	5,543
Dexcom *	63	4,273
GE HealthCare Technologies	40	3,385
Gilead Sciences	203	15,440
IDEXX Laboratories *	17	8,094
Illumina *	30	3,678
Intuitive Surgical *	65	28,900
Moderna *	66	7,868

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	23	$24,821
Vertex Pharmaceuticals *	48	23,795
		152,727
Industrials — 4.0%
Automatic Data Processing	100	26,262
Cintas	22	16,807
Copart *	214	11,199
CSX	328	11,513
Fastenal	81	5,731
Old Dominion Freight Line	48	10,089
PACCAR	73	7,202
Paychex	78	9,985
Verisk Analytics, Cl A	30	7,852
		106,640
Information Technology — 60.8%
Adobe *	106	58,475
Advanced Micro Devices *	381	55,047
ANSYS *	20	6,273
Apple	1,304	289,592
Applied Materials	213	45,199
Atlassian, Cl A *	34	6,003
Autodesk *	49	12,129
Broadcom	912	146,540
Cadence Design Systems *	71	19,004
CDW	41	8,943
Cisco Systems	1,028	49,807
Cognizant Technology Solutions, Cl A	114	8,628
Crowdstrike Holdings, Cl A *	47	10,902
Datadog, Cl A *	67	7,801
Fortinet *	158	9,170
GLOBALFOUNDRIES *	129	6,580
Intel	907	27,881
Intuit	58	37,546
KLA	30	24,692
Lam Research	33	30,401
Marvell Technology	186	12,458
Microchip Technology	53	4,705

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology	209	$22,952
Microsoft	668	279,458
MongoDB, Cl A *	15	3,785
NVIDIA	2,386	279,210
ON Semiconductor *	73	5,712
Palo Alto Networks *	79	25,654
QUALCOMM	260	47,047
Roper Technologies	20	10,895
Synopsys *	37	20,658
Texas Instruments	165	33,629
Workday, Cl A *	44	9,993
Zscaler *	31	5,560
		1,622,329
Materials — 2.2%
Linde PLC	130	58,955

Real Estate — 0.2%
CoStar Group *	74	5,774

Utilities — 0.2%
Exelon	171	6,361

TOTAL UNITED STATES		2,624,882
TOTAL COMMON STOCK (Cost $2,053,349)		2,699,523
TOTAL INVESTMENTS — 101.1% (Cost $2,053,349)		$2,699,523

WRITTEN OPTIONS— (1.2)% (Premiums Received $(59,215))		$(33,355)

Percentages are based on Net Assets of $2,669,667.

Schedules of Investments	July 31, 2024 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(1)	$(1,889,039)	$19,650	08/16/24	$(23,000)
Nasdaq-100 Micro Index	(39)	(736,710)	196	08/16/24	(10,355)

Total Written Options		$(2,625,749)			$(33,355)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,697,673.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,699,523	$—	$—	$2,699,523
Total Investments in Securities	$2,699,523	$—	$—	$2,699,523

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(33,355)	$—	$—	$(33,355)
Total Other Financial Instruments	$(33,355)	$—	$—	$(33,355)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.8%
IRELAND — 0.6%
Information Technology — 0.6%
Accenture PLC, Cl A	25	$8,265

UNITED STATES — 100.2%
Communication Services — 7.6%
Alphabet, Cl A	231	39,626
Alphabet, Cl C	192	33,245
AT&T	280	5,390
Comcast, Cl A	153	6,314
Electronic Arts	10	1,510
Interpublic Group	14	450
News, Cl A	17	469
News, Cl B	4	114
Omnicom Group	8	784
Paramount Global, Cl B	19	217
Take-Two Interactive Software *	6	903
T-Mobile US	20	3,646
Walt Disney	71	6,652
		99,320
Consumer Discretionary — 7.3%
Aptiv PLC *	11	763
Bath & Body Works	9	331
Best Buy	8	692
BorgWarner	10	353
Caesars Entertainment *	10	399
CarMax *	6	507
Carnival *	40	666
Chipotle Mexican Grill, Cl A *	54	2,933
Deckers Outdoor *	1	923
DR Horton	12	2,159
eBay	19	1,057
Etsy *	5	326
Expedia Group *	5	638
General Motors	44	1,950
Genuine Parts	5	736
Hasbro	5	322
Hilton Worldwide Holdings	10	2,147
Home Depot	39	14,358

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands	15	$595
LKQ	11	457
Lowe’s	22	5,401
Lululemon Athletica *	4	1,035
Marriott International, Cl A	9	2,046
McDonald’s	28	7,431
MGM Resorts International *	9	387
Mohawk Industries *	2	322
NIKE, Cl B	47	3,518
Norwegian Cruise Line Holdings *	18	332
Pool	1	374
PulteGroup	8	1,056
Ralph Lauren, Cl A	1	176
Ross Stores	13	1,862
Royal Caribbean Cruises *	9	1,410
Starbucks	44	3,430
Tapestry	10	401
Tesla *	109	25,296
TJX	44	4,973
Tractor Supply	4	1,053
Ulta Beauty *	2	730
Wynn Resorts	4	331
Yum! Brands	11	1,461
		95,337
Consumer Staples — 6.5%
Archer-Daniels-Midland	19	1,178
Campbell Soup	7	328
Coca-Cola	152	10,144
Colgate-Palmolive	32	3,174
Conagra Brands	20	606
Costco Wholesale	17	13,974
Estee Lauder, Cl A	9	897
General Mills	22	1,477
Hershey	6	1,185
Hormel Foods	12	385
J M Smucker	4	472
Kellanova	11	640
Keurig Dr Pepper	42	1,440

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kraft Heinz	32	$1,127
Kroger	27	1,472
Lamb Weston Holdings	6	360
McCormick	10	770
Molson Coors Beverage, Cl B	6	317
Mondelez International, Cl A	52	3,554
PepsiCo	54	9,324
Procter & Gamble	93	14,951
Sysco	20	1,533
Target	18	2,707
Tyson Foods, Cl A	12	731
Walgreens Boots Alliance	31	368
Walmart	167	11,463
		84,577
Energy — 4.4%
Baker Hughes, Cl A	38	1,471
Chevron	67	10,751
Devon Energy	26	1,223
Diamondback Energy	7	1,416
EQT	23	794
Exxon Mobil	176	20,872
Halliburton	36	1,248
Hess	11	1,688
Kinder Morgan	78	1,648
Marathon Petroleum	14	2,478
Occidental Petroleum	26	1,581
ONEOK	23	1,917
Phillips 66	17	2,473
Schlumberger	57	2,753
Targa Resources	9	1,218
Valero Energy	13	2,102
Williams	48	2,061
		57,694
Financials — 14.1%
Aflac	20	1,908
Allstate	10	1,711
American Express	22	5,567

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	26	$2,060
Ameriprise Financial	4	1,720
Aon PLC, Cl A	9	2,957
Arch Capital Group *	15	1,437
Arthur J Gallagher	9	2,551
Assurant	2	350
Bank of America	266	10,722
Bank of New York Mellon	29	1,887
BlackRock, Cl A	5	4,382
Capital One Financial	15	2,271
Cboe Global Markets	4	734
Charles Schwab	58	3,781
Chubb	16	4,411
Citigroup	74	4,801
Citizens Financial Group	19	811
CME Group, Cl A	14	2,712
Corpay *	3	875
Discover Financial Services	10	1,440
Everest Group	2	786
FactSet Research Systems	1	413
Fidelity National Information Services	21	1,613
Fifth Third Bancorp	28	1,186
Fiserv *	23	3,762
Franklin Resources	14	320
Global Payments	10	1,016
Globe Life	3	278
Goldman Sachs Group	13	6,617
Hartford Financial Services Group	12	1,331
Huntington Bancshares	58	867
Intercontinental Exchange	22	3,334
Invesco	18	311
Jack Henry & Associates	3	514
JPMorgan Chase	113	24,046
KeyCorp	38	613
M&T Bank	7	1,205
MarketAxess Holdings	1	224
Marsh & McLennan	19	4,229
Mastercard, Cl A	32	14,839
MetLife	23	1,768

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody’s	6	$2,739
Morgan Stanley	49	5,057
MSCI, Cl A	3	1,622
Nasdaq	16	1,083
Northern Trust	8	709
PayPal Holdings *	41	2,697
PNC Financial Services Group	16	2,898
Principal Financial Group	9	734
Prudential Financial	14	1,754
Raymond James Financial	7	812
Regions Financial	36	805
S&P Global	13	6,301
State Street	12	1,020
Synchrony Financial	16	813
T Rowe Price Group	9	1,028
Travelers	9	1,948
Truist Financial	52	2,324
US Bancorp	60	2,693
Visa, Cl A	62	16,472
Willis Towers Watson PLC	4	1,129
		182,998
Health Care — 12.5%
Abbott Laboratories	68	7,204
AbbVie	69	12,787
Agilent Technologies	11	1,556
Amgen	21	6,982
Baxter International	20	716
Becton Dickinson	11	2,652
Biogen *	6	1,279
Bio-Rad Laboratories, Cl A *	1	338
Boston Scientific *	57	4,211
Bristol-Myers Squibb	79	3,757
Cardinal Health	10	1,008
Cencora	6	1,427
Centene *	21	1,615
Charles River Laboratories International *	2	488
Cigna Group	11	3,835
CVS Health	49	2,956

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	26	$7,204
DaVita *	2	273
Edwards Lifesciences *	24	1,513
Elevance Health	9	4,788
Eli Lilly	31	24,932
Gilead Sciences	49	3,727
Hologic *	9	735
Humana	5	1,808
IDEXX Laboratories *	3	1,428
Incyte *	7	456
Medtronic PLC	52	4,177
Merck	99	11,200
Mettler-Toledo International *	1	1,521
Moderna *	13	1,550
Pfizer	221	6,749
Quest Diagnostics	4	569
Regeneron Pharmaceuticals *	4	4,317
ResMed	6	1,280
Revvity	5	628
Stryker	13	4,257
Teleflex	2	442
UnitedHealth Group	36	20,742
Waters *	2	673
Zimmer Biomet Holdings	8	891
Zoetis, Cl A .	18	3,241
		161,912
Industrials — 7.7%
Allegion PLC	3	410
American Airlines Group *	30	319
AMETEK	9	1,561
Automatic Data Processing	16	4,202
Axon Enterprise *	3	900
Broadridge Financial Solutions	5	1,070
Carrier Global	33	2,248
Caterpillar	19	6,578
CH Robinson Worldwide	5	445
Cintas	3	2,292
CSX	76	2,668

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	5	$1,459
Dayforce *	6	356
Deere	10	3,720
Delta Air Lines	26	1,118
Dover	5	921
Eaton PLC	16	4,877
Emerson Electric	22	2,576
Fortive	13	934
General Electric	43	7,319
Hubbell, Cl B	2	791
IDEX	3	625
Illinois Tool Works	11	2,720
Ingersoll Rand	16	1,606
JB Hunt Transport Services	3	519
Johnson Controls International	26	1,860
Masco	9	701
Norfolk Southern	9	2,246
Otis Worldwide	16	1,512
PACCAR	21	2,072
Parker-Hannifin	5	2,806
Paychex	13	1,664
Pentair PLC	7	615
Quanta Services	6	1,592
Republic Services, Cl A	8	1,555
Rockwell Automation	4	1,115
Stanley Black & Decker	6	634
Trane Technologies PLC	9	3,009
Uber Technologies *	82	5,287
Union Pacific	24	5,922
United Parcel Service, Cl B	29	3,781
United Rentals	3	2,271
Verisk Analytics, Cl A	6	1,570
Waste Management	14	2,837
Westinghouse Air Brake Technologies	7	1,128
WW Grainger	2	1,954
Xylem	9	1,201
		99,566

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 33.8%
Adobe *	18	$9,930
Advanced Micro Devices *	63	9,102
Akamai Technologies *	6	590
Apple	566	125,697
Applied Materials	33	7,003
Autodesk *	8	1,980
Cisco Systems	158	7,655
Hewlett Packard Enterprise	49	976
HP	35	1,263
Intel	166	5,103
KLA	5	4,115
Lam Research	5	4,606
Micron Technology	43	4,722
Microsoft	292	122,158
NVIDIA	966	113,041
ON Semiconductor *	17	1,330
QUALCOMM	44	7,962
Salesforce	38	9,835
TE Connectivity	12	1,852
Western Digital *	13	872
		439,792
Materials — 2.5%
Air Products & Chemicals	9	2,375
Albemarle	5	468
Amcor PLC	58	611
Avery Dennison	3	650
Ball	12	766
CF Industries Holdings	8	611
Corteva	27	1,515
Dow	27	1,471
Ecolab	10	2,307
FMC	5	292
Freeport-McMoRan	56	2,543
International Flavors & Fragrances	10	995
Linde PLC	19	8,616
LyondellBasell Industries, Cl A	10	995
Mosaic	11	327
Newmont	46	2,257

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	9	$1,143
Sherwin-Williams	9	3,157
Smurfit WestRock	20	897
		31,996
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	6	704
American Tower ‡	18	3,967
AvalonBay Communities ‡	6	1,229
BXP ‡	5	357
CBRE Group, Cl A *	12	1,352
CoStar Group *	16	1,248
Digital Realty Trust ‡	13	1,943
Equinix ‡	4	3,161
Equity Residential ‡	14	975
Extra Space Storage ‡	8	1,277
Federal Realty Investment Trust ‡	3	335
Healthpeak Properties ‡	27	589
Host Hotels & Resorts ‡	30	525
Iron Mountain ‡	12	1,231
Kimco Realty ‡	27	587
ProLogis ‡	36	4,538
Public Storage ‡	6	1,776
Regency Centers ‡	7	471
SBA Communications, Cl A ‡	4	878
UDR ‡	12	481
Ventas ‡	16	871
Welltower ‡	23	2,559
Weyerhaeuser ‡	29	921
		31,975
Utilities — 1.3%
American Water Works	8	1,139
Consolidated Edison	14	1,365
Edison International	15	1,200
Entergy	8	928
Eversource Energy	13	844
Exelon	39	1,451
NextEra Energy	80	6,111

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group	20	$1,595
Sempra	25	2,002
		16,635
TOTAL UNITED STATES		1,301,802
TOTAL COMMON STOCK (Cost $1,048,588)		1,310,067
TOTAL INVESTMENTS — 100.8% (Cost $1,048,588)		$1,310,067

WRITTEN OPTIONS— (0.9)% (Premiums Received $(15,652))		$(11,440)

Percentages are based on Net Assets of $1,299,889.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
S&P 500 ESG Index	(26)	$(1,256,788)	$495	08/16/24	$(11,440)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,308,163.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,310,067	$—	$—	$1,310,067
Total Investments in Securities	$1,310,067	$—	$—	$1,310,067

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(11,440)	$—	$—	$(11,440)
Total Other Financial Instruments	$(11,440)	$—	$—	$(11,440)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.8%
UNITED STATES — 100.8%
Communication Services — 2.2%
Verizon Communications	318	$12,885
Walt Disney (A)	318	29,794
		42,679
Consumer Discretionary — 14.5%
Amazon.com *(A)	318	59,460
Home Depot (A)	318	117,075
McDonald’s	318	84,397
NIKE, Cl B	318	23,805
		284,737
Consumer Staples — 4.8%
Coca-Cola (A)	318	21,223
Procter & Gamble	318	51,122
Walmart	318	21,828
		94,173
Energy — 2.6%
Chevron (A)	318	51,029

Financials — 23.6%
American Express (A)	318	80,467
Goldman Sachs Group (A)	318	161,872
JPMorgan Chase	318	67,670
Travelers	318	68,828
Visa, Cl A	318	84,483
		463,320
Health Care — 19.1%
Amgen (A)	318	105,726
Johnson & Johnson	318	50,196
Merck	318	35,975
UnitedHealth Group	318	183,219
		375,116
Industrials — 14.1%
3M	318	40,561
Boeing *(A)	318	60,611

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	318	$110,092
Honeywell International (A)	318	65,110
		276,374
Information Technology — 19.0%
Apple (A)	318	70,622
Cisco Systems (A)	318	15,407
Intel (A)	318	9,775
International Business Machines (A)	318	61,101
Microsoft	318	133,035
Salesforce	318	82,298
		372,238
Materials — 0.9%
Dow (A)	318	17,321

TOTAL UNITED STATES		1,976,987
TOTAL COMMON STOCK (Cost $1,716,159)		1,976,987
TOTAL INVESTMENTS — 100.8% (Cost $1,716,159)		$1,976,987

WRITTEN OPTIONS— (0.9)% (Premiums Received $(12,638))		$(17,700)

Percentages are based on Net Assets of $1,960,845.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
Dow Jones Industrial Average	(24)	$(968,352)	$405	08/16/24	$(17,700)

Schedules of Investments	July 31, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,036,683.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,976,987	$—	$—	$1,976,987
Total Investments in Securities	$1,976,987	$—	$—	$1,976,987

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(17,700)	$—	$—	$(17,700)
Total Other Financial Instruments	$(17,700)	$—	$—	$(17,700)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X MSCI Emerging Markets Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 101.1%
iShares Core MSCI Emerging Markets ETF (A)(B)	27,670	$1,492,520

TOTAL EXCHANGE TRADED FUND (Cost $1,358,287)		1,492,520
TOTAL INVESTMENTS — 101.1% (Cost $1,358,287)		$1,492,520

WRITTEN OPTIONS— (1.2)% (Premiums Received $(32,611))		$(18,301)

Percentages are based on Net Assets of $1,476,089.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
iShares Core MSCI Emerging Markets ETF	(275)	$(1,459,700)	$54	08/16/24	$(18,301)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,483,350.
(B)	For financial information on the iShares Core MSCI Emerging Markets ETF, please go to the Fund’s website at https://www.ishares.com/us.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X MSCI Emerging Markets Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,492,520	$—	$—	$1,492,520
Total Investments in Securities	$1,492,520	$—	$—	$1,492,520

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(18,301)	$—	$—	$(18,301)
Total Other Financial Instruments	$(18,301)	$—	$—	$(18,301)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 Quality Dividend Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 102.5%
Global X S&P 500 Quality Dividend ETF (A)(B)(C)	72,450	$2,525,093
TOTAL EXCHANGE TRADED FUND (Cost $2,410,261)		2,525,093
TOTAL INVESTMENTS — 102.5% (Cost $2,410,261)		$2,525,093

WRITTEN OPTIONS— (2.6)% (Premiums Received $(25,276))		$(63,503)

Percentages are based on Net Assets of $2,464,496.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.6)%
Call Options
Global X S&P 500 Quality Dividend ETF	(712)	$(2,467,080)	$35	08/16/24	$(63,503)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,481,526.
(B)	For financial information on the Global X S&P 500 Quality Dividend ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X S&P 500 Quality Dividend Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,525,093	$—	$—	$2,525,093
Total Investments in Securities	$2,525,093	$—	$—	$2,525,093

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(63,503)	$—	$—	$(63,503)
Total Other Financial Instruments	$(63,503)	$—	$—	$(63,503)

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 5/7/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Global X S&P 500 Quality Dividend ETF
$—	$2,555,766	$(150,840)	$114,832	$5,335	$2,525,093	$12,061	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.6%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	48,025	$2,548,687
TOTAL EXCHANGE TRADED FUND (Cost $2,372,129)		2,548,687
TOTAL INVESTMENTS — 100.6% (Cost $2,372,129)		$2,548,687

WRITTEN OPTIONS— (0.7)% (Premiums Received $(33,697))		$(17,616)

Percentages are based on Net Assets of $2,533,085.

A list of the exchange traded option contracts held by the Fund at July 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
Global X MLP & Energy Infrastructure ETF	(480)	$(2,519,520)	$53	08/16/24	$(17,616)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,548,687.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	July 31, 2024 (Unaudited)

Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,548,687	$—	$—	$2,548,687
Total Investments in Securities	$2,548,687	$—	$—	$2,548,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(17,616)	$—	$—	$(17,616)
Total Other Financial Instruments	$(17,616)	$—	$—	$(17,616)

 The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 5/7/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$—	$3,043,924	$(719,694)	$176,558	$47,899	$2,548,687	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2024 (Unaudited)

Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

GLX-QH-011-0100

Consolidated Schedule of Investments	July 31, 2024 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 81.0%
Global X 1-3 Month T-Bill ETF (A)	78,000	$7,838,220
Global X Blockchain ETF (A)(D)	251,750	12,924,845
TOTAL EXCHANGE TRADED FUNDS (Cost $19,626,363)		20,763,065

	Face Amount
U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bills
5.295%, 10/10/24^(B)(C)	$1,000,000	989,957
5.287%, 10/03/24^(B)(C)	1,000,000	990,932
5.261%, 10/08/24^(B)(C)	1,000,000	990,215
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,970,881)		2,971,104
TOTAL INVESTMENTS — 92.6% (Cost $22,597,244)		$23,734,169

Percentages are based on Net Assets of $25,636,085.

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	39	Aug-2024	$13,010,645	$12,808,575	$(202,070)

^	Security, or a portion thereof, is held by the Global X Bitcoin Strategy Subsidiary I, as of July 31, 2024.
(A)	Affiliated investment.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on futures contracts. The total market value of such securities as of July 31, 2024 was $2,971,104.
(D)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

Consolidated Schedule of Investments	July 31, 2024 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,763,065	$—	$—	$20,763,065
U.S. Treasury Obligations	—	2,971,104	—	2,971,104
Total Investments in Securities	$20,763,065	$2,971,104	$—	$23,734,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(202,070)	$—	$—	$(202,070)
Total Other Financial Instruments	$(202,070)	$—	$—	$(202,070)

* Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$4,064,788	$9,885,722	$(6,116,639)	$8,147	$(3,798)	$7,838,220	$265,103	$—
Global X Blockchain ETF
6,401,736	5,373,874	(7,016,692)	6,698,996	1,466,931	12,924,845	299,474	—
Totals:
$10,466,524	$15,259,596	$(13,133,331)	$6,707,143	$1,463,133	$20,763,065	$564,577	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2024 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE TRADED FUND — 68.8%
Global X 1-3 Month T-Bill ETF (A)(B)(G)	15,000	$1,507,350

TOTAL EXCHANGE TRADED FUND (Cost $1,503,750)		1,507,350

	Face Amount
U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bills
5.319%, 09/12/24(C)	$150,000	149,076
5.295%, 10/10/24(C)(F)^	150,000	148,494
5.268%, 10/08/24(C)(F)^	300,000	297,064
TOTAL U.S. TREASURY OBLIGATIONS (Cost $594,608)		594,634

	Shares
SHORT-TERM INVESTMENT(D)(E) — 7.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $162,337)	162,337	162,337

	Face Amount
REPURCHASE AGREEMENT(E) — 23.0%
BNP Paribas 5.260%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $503,987 (collateralized by U.S. Treasury Obligations, ranging in par value $265,618 - $279,952, 0.750%, 03/31/2026, with a total market value of $515,574) (Cost $503,913)	$503,913	503,913
TOTAL INVESTMENTS — 126.3% (Cost $2,764,608)		$2,768,234

Percentages are based on Net Assets of $2,191,487.

Consolidated Schedule of Investments	July 31, 2024 (Unaudited)
Global X Bitcoin Trend Strategy ETF

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	7	Aug-2024	$2,326,546	$2,298,975	$(27,571)

^	Security, or a portion thereof, is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of July 31, 2024.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at July 31, 2024. The total market value of securities on loan at July 31, 2024 was $653,185.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	The rate reported on the Consolidated Schedule of Investments is the 7-day effective yield as of July 31, 2024.
(E)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $666,250. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $0.
(F)	Security, or a portion thereof, has been pledged as collateral on futures contracts. The total market value of such securities as of July 31, 2024 was $445,558.
(G)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,507,350	$—	$—	$1,507,350
U.S. Treasury Obligations	—	594,634	—	594,634
Short-Term Investment	162,337	—	—	162,337
Repurchase Agreement	—	503,913	—	503,913
Total Investments in Securities	$1,669,687	$1,098,547	$—	$2,768,234

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(27,571)	$—	$—	$(27,571)
Total Other Financial Instruments	$(27,571)	$—	$—	$(27,571)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Consolidated Schedule of Investments	July 31, 2024 (Unaudited)
Global X Bitcoin Trend Strategy ETF

The following is a summary of the transactions with affiliates for the period ended July 31, 2024:

Value 3/20/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$—	$1,880,125	$(375,859)	$3,600	$(516)	$1,507,350	$26,550	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

July 31, 2024 (Unaudited)

Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GLX-QH-010-0600